UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	9/30/05

Date of reporting period:	06/30/05

Schedule of INVESTMENTS June 30, 2005

(unaudited)

Arizona Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 97.0%
Revenue Bonds - 71.2%
Continuing Care Retirement Communities - 1.8%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101
7.500%, 11/15/23	$200	$208
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/13	200	206
		414

Education - 8.0%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/09 @ 102
5.850%, 02/01/19 (a)	1,000	1,112
Glendale Industrial Development Authority, Callable 05/15/11 @ 101
5.750%, 05/15/21	250	274
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/14	140	153
University of Arizona Board of Regents, Series A, Callable 12/01/09 @ 100 (FGIC)
5.800%, 06/01/24	150	168
University of Arizona Parking & Student Housing Authority, Callable 06/01/09 @ 100 (AMBAC)
5.750%, 06/01/19	140	155
		1,862

Healthcare - 21.4%
Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/14 @ 100
4.750%, 04/01/25	300	302
Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/12 @ 101
5.750%, 12/01/32	150	161
Glendale Industrial Development Authority, Callable 12/01/15 @ 100
4.625%, 12/01/27	200	195
Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/12 @ 103
7.500%, 07/01/25	100	120
Maricopa County Hospital, Sun Health Corporation, Callable 04/01/15 @ 100
5.000%, 04/01/25	200	206
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/14 @ 100
5.375%, 07/01/23	500	533
Mesa Industrial Development Authority, Discovery Health Systems, Series A, Callable 01/01/10 @ 101 (MBIA)
5.750%, 01/01/25	500	562
5.625%, 01/01/29	500	559
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Callable 12/01/11 @ 101
5.700%, 12/01/21	1,000	1,083
University Medical Center Corporation, Callable 07/01/14 @ 100
5.000%, 07/01/24	500	513
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/13 @ 100 (RAAI)
5.250%, 08/01/21	375	399
6.000%, 08/01/33	100	109
Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/07 @ 102 (MBIA)
5.500%, 08/01/17	250	268
		5,010

Housing - 6.6%
Arizona State University West Campus Housing LLC, Arizona Student Housing Revenue, Callable 07/01/15 @ 100 (AMBAC)
4.500%, 07/01/35	500	498
Douglas Community Housing Corporation, Rancho La Perilla, Callable 01/20/10 @ 102 (GNMA)
5.900%, 07/20/20	500	530
6.000%, 07/20/25	475	503
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA)
5.875%, 06/01/16	20	20
		1,551

Lease Revenue - 2.9%
Navajo County Municipal Property Corporation, Jail Facility (ACA)
5.625%, 07/01/09	310	334
Scottsdale Municipal Property Corporation, Excise Tax, Series C, Callable 07/01/17 @ 100 (AMBAC)
0.000%, 07/01/21 (b)	500	352
		686

Miscellaneous - 5.7%
Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/09 @ 102 (AMT)
5.900%, 05/01/24	100	107
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/08 @ 102 (MBIA)
5.625%, 08/01/20	200	218
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/15 @ 100 (MBIA)
4.250%, 08/01/24	200	200
Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/14 @ 100
5.250%, 08/01/26	750	805
		1,330

Tax Revenue - 9.5%
Arizona School Facilities Board, State School Improvement, Callable 07/01/12 @ 100
5.250%, 07/01/16	750	834
5.250%, 07/01/20	250	275
Oro Valley, Excise Tax, Callable 07/01/10 @ 101 (AMBAC)
5.200%, 07/01/14	400	441
Phoenix Civic Improvements, Excise Tax, Callable 07/01/09 @ 101
5.750%, 07/01/16	300	331
Tempe, Excise Tax, Series A, Callable 07/01/09 @ 100
5.625%, 07/01/20	300	325
		2,206

Transportation - 7.8%
Arizona State Transportation Highway Board, Series A
5.000%, 07/01/09	400	431
Phoenix Civic Improvements, Series B, Callable 07/01/12 @ 100 (AMT) (FGIC)
5.250%, 07/01/21	250	266
5.250%, 07/01/27	750	794
Tucson Street & Highway Improvements, Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
5.000%, 07/01/18	300	328
		1,819

Utilities - 7.5%
Chandler Water & Sewer Improvements, Callable 07/01/10 @ 101 (FSA)
5.800%, 07/01/17	250	285
Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/08 @ 100
5.000%, 04/01/17	375	377
Mesa Utility System Revenue, Callable 07/01/15 @ 100 (FSA)
4.125%, 07/01/28	500	483
Puerto Rico Electric Power Authority, Series X, Callable 07/01/05 @ 100
5.500%, 07/01/25	100	100
Tucson Water, Series 1994-A (MBIA)
6.250%, 07/01/16	170	210
Yavapai Industrial Development Authority, Waste Management Project, Series A-2, Mandatory Put 03/01/08 @ 100 (AMT)
4.450%, 03/01/28	300	304
		1,759
Total Revenue Bonds		16,637

General Obligations - 21.7%
Centerra Community Facilities Distributors, Callable 07/15/15 @ 100
5.500%, 07/15/29	200	202
Chandler Public & Recreational Improvements, Callable 07/01/10 @ 101
5.800%, 07/01/18	250	281
Greenlee County School District, #18, Morenci
5.000%, 07/01/12	165	174
Maricopa County School District #80, Chandler, Callable 07/01/15 @ 100 (MBIA)
4.200%, 07/01/24	250	249
Peoria, Callable 04/01/09 @ 100 (FGIC)
5.400%, 04/01/15	100	108
5.000%, 04/01/18	575	609
5.000%, 04/01/19	125	133
Phoenix, Callable 07/01/07 @ 102
5.250%, 07/01/20	250	264
Phoenix, Callable 07/01/10 @ 100
5.250%, 07/01/19	350	381
5.375%, 07/01/25	750	814
Pinal County Unified School District #43, Apache, Series A, Callable 07/01/15 @ 100 (MBIA)
5.000%, 07/01/24	100	108
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33	400	430
Scottsdale, Pre-refunded 07/01/09 @ 100
5.500%, 07/01/22 (a)	250	274
Tucson
5.500%, 07/01/18	250	291
Yavapai County Community College, Callable 07/01/14 @ 100 (AMBAC)
4.500%, 07/01/24	500	510
Yuma & La Paz Counties, Arizona Community College District, Arizona Western College, Callable 07/01/15 @ 100 (FSA)
4.250%, 07/01/25 (c)	250	249
Total General Obligations		5,077

Certificates of Participation - 4.1%
El Mirage, Callable 08/01/05 @ 100
6.900%, 08/01/16	110	110
Pinal County
5.000%, 12/01/14	400	435
Tucson, Callable 07/01/08 @ 100 (MBIA)
5.500%, 07/01/15	200	213
University of Arizona, Callable 06/01/15 @ 100 (AMBAC)
4.250%, 06/01/22	190	188
Total Certificates of Participation		946

Total Municipal Bonds (Cost $20,964)		22,660

	SHARES	VALUE (000)+

Money Market Fund - 1.8%
Federated Arizona Municipal Money Market Fund	415,808	416
Total Money Market Fund (Cost $416)		416

Affiliated Money Market Fund - 0.5%
First American Tax Free Obligations Fund, Cl Z (d)	125,162	125
Total Affiliated Money Market Fund (Cost $125)		125
Total Investments - 99.3% (Cost $21,505)		23,201
Other Assets and Liabilities, Net - 0.7%		164
Total Net Assets - 100.0%		$23,365

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b) Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed is the rate in effect as of June 30, 2005.

(c) Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $245,845 or 1.1% of total net assets.

(d) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT-	Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to AMT was $1,470,918 which represents 6.3% of total net assets.
Cl - Class
COMGTY - Commonwealth Guaranty
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS June 30, 2005

(unaudited)

California Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 95.9%
Revenue Bonds - 62.8%
Continuing Care Retirement Communities - 6.0%
ABAG Financial Authority, O’Connor Woods (ACA)
5.250%, 11/01/05	$500	$504
ABAG Financial Authority, Odd Fellows Home of California (CMI)
4.950%, 08/15/07	500	520
California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
4.125%, 01/01/10	500	516
4.375%, 01/01/12	540	564
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/12	500	543
La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/13 @ 101 (ACA)
5.600%, 02/15/33	500	533
		3,180

Education - 10.5%
ABAG Financial Authority, Schools of the Sacred Heart, Series A
5.800%, 06/01/08	200	213
California Educational Facilities Authority, Golden Gate University, Callable 10/01/15 @ 100
5.000%, 10/01/20	505	525
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100
4.750%, 10/01/15	675	717
California Educational Facilities Authority, University of Pacific, Callable 11/01/14 @ 100
5.000%, 11/01/20	435	466
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/15 @ 100
5.000%, 10/01/20 (a)	500	534
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.650%, 03/01/07	380	393
5.750%, 03/01/08	400	422
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/07 @ 102 (MBIA)
5.300%, 10/01/10 (b)	500	537
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B
6.000%, 06/01/10	495	547
California State Higher Educational Facilities Authority, University of Redlands, Series A
5.550%, 06/01/09	225	244
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/10 @ 101
5.700%, 06/01/11 (b)	250	277
5.750%, 06/01/12 (b)	260	286
California Statewide Communities Development Authority, Viewpoint Schools (ACA)
4.125%, 10/01/14	405	409
		5,570

Healthcare - 15.3%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
5.500%, 04/01/13	300	322
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/14 @ 100
4.950%, 07/01/26	450	479
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
4.750%, 11/01/19	1,200	1,250
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/12 @ 100 (CMI)
4.625%, 05/01/13	300	316
4.800%, 05/01/14	715	758
California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/08 @ 100 (CMI)
5.375%, 08/01/09	250	265
California Statewide Communities Development Authority, Daughters of Charity Health, Series G
5.250%, 07/01/13	500	549
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/11	500	504
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100
3.850%, 11/01/29	1,000	1,004
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
5.000%, 06/01/12	150	157
Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/08 @ 103 (AMBAC)
5.000%, 01/01/10	500	537
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
5.500%, 11/15/09	650	704
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/07 @ 102 (MBIA)
5.125%, 07/01/08	500	531
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100
5.000%, 10/15/24	700	718
		8,094

Housing - 4.1%
ABAG Financial Authority, Archstone Redwood Housing Project, Series A
5.300%, 10/01/08	500	528
Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/10 @ 101
5.400%, 09/01/11	1,035	1,120
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (FNMA) (GNMA)
5.250%, 06/01/10	20	20
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/09 @ 100
5.200%, 12/01/29	500	530
		2,198

Lease Revenue - 4.6%
California State Public Works Board, California Community Colleges, Series A, Callable 12/01/09 @ 101 (MLO)
4.875%, 12/01/18	200	209
California State Public Works Board, Department of Corrections, Series A (AMBAC) (MLO)
6.000%, 01/01/06	545	554
California State Public Works Board, Department of Health Services, Callable 11/01/09 @ 101 (MBIA) (MLO)
5.200%, 11/01/12	500	542
California State Public Works Board, Department of Mental Health, Callable 06/01/14 @ 100
5.500%, 06/01/16	540	609
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO)
6.000%, 02/01/07	500	526
		2,440

Miscellaneous - 3.2%
Children’s Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
5.000%, 07/01/08 (c)	250	265
Golden West Schools Financing Authority, Series A (MBIA)
5.700%, 02/01/13	720	831
5.750%, 02/01/14	520	608
		1,704

Recreational Facility Authority - 1.1%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/12 @ 101
6.000%, 07/01/22 (b)	500	585

Tax Revenue - 1.8%
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
6.100%, 10/01/12	165	172
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
5.750%, 09/01/20	250	263
West Covina Redevelopment Agency, Fashion Plaza Project
5.125%, 09/01/05	300	301
William S. Hart Joint School Financing Authority, Special Tax, Callable 09/01/05 @ 102 (FSA)
6.100%, 09/01/06	200	205
		941

Transportation - 4.5%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
4.650%, 10/01/14 (d)	1,000	700
San Francisco Bay Area Transportation Financing Authority, Bridge Toll (ACA)
5.500%, 08/01/05	690	692
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
5.500%, 05/01/08	500	532
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
5.250%, 01/01/07	450	466
		2,390

Utilities - 11.7%
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT)
4.100%, 09/01/14	750	755
California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 100 (AMT)
5.000%, 07/01/27 (a)	250	250
California State Department of Water, Central Valley Project, Series O, Pre-refunded 12/01/05 @ 101
5.000%, 12/01/12 (b)	500	510
California State Department of Water, Central Valley Project, Series P, Pre-refunded 06/01/06 @ 101
5.300%, 12/01/07 (b)	750	776
California State Department of Water, Series A, Callable 05/01/12 @ 101
5.875%, 05/01/16	500	569
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/09 @ 101 (MBIA)
5.200%, 11/01/11 (b)	405	447
Imperial, Wastewater Treatment Facility, Callable 10/15/11 @ 102 (FGIC)
5.000%, 10/15/20	1,000	1,073

Metropolitan Water District of Southern California, Series B, Callable 07/01/06 @ 102 (MBIA)
4.875%, 07/01/10	190	198
5.000%, 07/01/14	295	308
Metropolitan Water District of Southern California, Series B, Pre-refunded 07/01/06 @ 102 (MBIA)
4.875%, 07/01/10 (b)	135	141
5.000%, 07/01/14 (b)	205	214
Richmond Wastewater Systems, Callable 08/01/09 @ 102 (FGIC)
5.200%, 08/01/11	500	550
Whittier Utility Authority, Callable 06/01/13 @ 100 (MBIA)
4.400%, 06/01/17	305	315
4.500%, 06/01/18	65	67
		6,173
Total Revenue Bonds		33,275

General Obligations - 25.5%
A B C California Unified School District, Series A (MBIA)
4.600%, 02/01/16	400	434
Alisal Unified School District, Series C, Zero Coupon Bond (FGIC)
5.050%, 08/01/08 (d)	860	785
Bassett Unified School District, Capital Appreciation-Election 2004-A, Zero Coupon Bond (FSA)
4.470%, 08/01/16 (d)	450	286
4.540%, 08/01/17 (d)	500	301
California State, Callable 08/01/13 @ 100
5.000%, 02/01/17	1,000	1,084
California State, Callable 04/01/14 @ 100
5.125%, 04/01/24	500	535
Foothill-De Anza Community College District, Callable 08/01/10 @ 101
6.000%, 08/01/11	300	344
Franklin McKinley California School District, Capital Appreciation Election 2004, Series A, Zero Coupon Bond (FGIC)
4.820%, 08/01/16 (d)	475	300
Fresno Unified School District, Series A (MBIA)
6.050%, 08/01/11	500	581
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
5.000%, 02/01/12 (d)	535	423
Grant Joint Unified High School District, Callable 08/01/15 @ 100 (FSA)
5.000%, 08/01/16	810	904
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 02/01/14	300	362
Lemon Grove School District, Election of 1998-B, Zero Coupon Bond (FSA)
3.329%, 11/01/20 (d)	375	192
Montebello Unified School District, Zero Coupon Bond (MBIA)
5.680%, 08/01/21 (d)	700	343
Oxnard School District (MBIA)
5.000%, 08/01/05	600	601
Paramount Unified School District, Callable 09/01/15 @ 100 (FSA)
4.000%, 09/01/16	500	513
Pomona School District, Series A (MBIA)
5.450%, 02/01/06	250	254
5.500%, 08/01/06	250	258
Pomona School District, Series A, Callable 08/01/11 @ 103 (MBIA)
6.150%, 08/01/15	500	592
Puerto Rico Commonwealth, Series B (FSA)
6.500%, 07/01/15	1,000	1,255
Roseville Joint Union High School District, Callable 08/01/11 @ 101
5.200%, 08/01/20	600	646
San Juan Unified School District, Zero Coupon Bond (FSA)
5.420%, 08/01/16 (d)	390	246

San Mateo County Community College District, Series A, Zero Coupon Bond (FGIC)
5.300%, 09/01/17 (d)	760	457
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
5.150%, 09/01/17 (d)	1,000	601
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/10 @ 102 (FSA)
5.000%, 08/01/12 (b)	255	281
West Covina Unified School District, Series A (MBIA)
5.350%, 02/01/20	770	895
Total General Obligations		13,473

Certificates of Participation - 7.6%
Bakersfield Convention Center Expansion Project, Callable 04/01/07 @ 101 (MBIA) (MLO)
5.500%, 04/01/10	250	264
Grossmont Unified High School District, Pre-refunded 09/01/08 @ 102 (FSA) (MLO)
5.400%, 09/01/13 (b)	300	329
Kern County Board of Education, Series A, Callable 05/01/08 @ 102 (MBIA) (MLO)
5.200%, 05/01/12	905	977
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A
5.000%, 09/01/08	200	211
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
5.375%, 11/01/10	500	556
Paradise Unified School District, Measure M Project, Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO)
5.250%, 09/01/07	300	307
Poway California, Callable 08/01/15 @ 100 (AMBAC)
4.500%, 08/01/16	585	622
San Buenaventura Wastewater Revenue, Callable 03/01/14 @ 100 (MBIA)
4.000%, 03/01/16	500	510
West Covina Civic Center Project, Pre-refunded 09/01/05 @ 102 (FSA) (MLO)
5.250%, 09/01/07 (b)	250	256
Total Certificates of Participation		4,032

Total Municipal Bonds (Cost $47,809)		50,780

	SHARES	VALUE (000)+

Money Market Funds - 3.3%
Federated California Municipal Cash Trust	802,113	802
Provident California Money Fund	969,954	970

Total Money Market Funds (Cost $1,772)		1,772
Total Investments - 99.2% (Cost $49,581)		52,552
Other Assets and Liabilities, Net - 0.8%		432
Total Net Assets - 100.0%		$52,984

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $782,535 or 1.5% of total net assets.

(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)	The rate shown is the effective yield at the time of purchase.

ABAG - Association of Bay Area Governments
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $2,003,052 or 3.8% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation

Schedule of INVESTMENTS June 30, 2005

(unaudited)

California Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 95.0%
Revenue Bonds - 64.5%
Continuing Care Retirement Community - 0.9%
ABAG Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/08 @ 101 (CMI)
6.100%, 02/15/25	$250	$266

Education - 11.5%
ABAG Financial Authority, Schools of the Sacred Heart, Series A
5.900%, 06/01/10	200	220
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/15 @ 100
5.000%, 10/01/20 (a)	500	534
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
5.550%, 03/01/06	250	254
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/10 @ 101
6.750%, 03/01/19	380	419
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Callable 06/01/10 @ 101
6.625%, 06/01/20	215	238
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/10 @ 101
5.950%, 06/01/15 (b)	310	340
California State University Foundation, Monterey Bay, Callable 06/01/11 @ 100 (MBIA)
5.300%, 06/01/22	500	543
University of California, Series K, Callable 09/01/08 @ 101
5.000%, 09/01/20	1,000	1,055
		3,603

Healthcare - 10.5%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
5.500%, 04/01/13	50	54
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
4.750%, 11/01/19	560	583
California Statewide Communities Development Authority, Daughters of Charity Health, Series A, Callable 07/01/15 @ 100
5.250%, 07/01/30	100	106
California Statewide Communities Development Authority, Elder Care Alliance, Series A
7.250%, 11/15/11	250	252
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100
3.850%, 11/01/29	400	402
California Statewide Communities Development Authority, Kaiser Permanente, Series D, Mandatory Put 03/01/07 @ 100
4.350%, 11/01/36	250	254
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
5.000%, 06/01/12	350	367
California Statewide Communities Development Authority, Redlands Community Hospital, Series A, (RAAI)
5.000%, 04/01/15	500	543

Puerto Rico Industrial Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
5.500%, 11/15/08	400	428
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100
5.000%, 10/15/24	300	308
		3,297

Housing - 4.8%
Aztec Shops, California State Auxiliary Organization, San Diego State University
5.200%, 09/01/08	455	478
California State Department of Veterans Affairs, Series C, Callable 01/09/11 @ 101 (AMT)
5.500%, 12/01/19	460	492
California State Housing Finance Agency, Single Family Mortgage, Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/10	15	15
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100
5.250%, 06/01/29	500	524
		1,509

Lease Revenue - 3.7%
California State Public Works Board, California Community Colleges, Series B, Callable 06/01/14 @ 100
5.500%, 06/01/19	1,035	1,162

Miscellaneous - 7.5%
Golden West Schools Financing Authority, Series A (MBIA)
5.750%, 02/01/14	250	292
5.800%, 08/01/22	320	391
5.800%, 08/01/23	345	423
Sacramento City Financing Authority, Pre-refunded 06/01/10 @ 101 (MLO)
5.400%, 06/01/18 (b)	455	510
5.500%, 06/01/23 (b)	645	726
		2,342

Recreational Facility Authority - 1.9%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/12 @ 101
6.000%, 07/01/22 (b)	500	585

Revolving Fund - 0.8%
California Statewide Communities Development Authority Water & Wastewater Revenue, Pooled Financing Project, Series 2004A, Callable 10/01/13 @ 101 (FSA)
5.000%, 10/01/16	215	237

Tax Revenue - 5.9%
Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/08 @ 102
6.400%, 12/01/34	400	444
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
6.100%, 10/01/12	250	260
Los Angeles, Callable 03/01/10 @ 101
5.625%, 03/01/19	200	221
Los Angeles County Community Facilities District #3, Series A, Special Tax, Callable 09/01/10 @ 100 (AMBAC)
5.250%, 09/01/18	715	780
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
5.750%, 09/01/20	125	132
		1,837

Transportation - 1.2%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
5.500%, 07/01/15	100	117
San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/08 @ 102 (AMT) (FSA)
5.625%, 01/01/12	250	269
		386

Utilities - 15.8%
California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A-2, Callable 04/01/15 @ 101 (AMT)
5.400%, 04/01/25	500	521
California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 100 (AMT)
5.000%, 07/01/27 (a)	250	250
California State Department of Water, Series W (FSA)
5.500%, 12/01/14	450	523
Compton Sewer Authority, Callable 09/01/08 @ 102 (MBIA)
5.375%, 09/01/23	1,150	1,242
Contra Costa Water Authority, Series A, Callable 10/01/12 @ 100 (FGIC)
5.000%, 10/01/20	340	365
Los Angeles County Sanitation District’s Filing Authority, Capital Projects, Series A, Callable 10/01/15 @ 100 (MBIA)
4.000%, 10/01/16	175	180
Los Angeles Power System, Series A, Subseries A-1 (MBIA)
5.000%, 07/01/12	1,225	1,355
South Bayside Waste Management Authority, Callable 03/01/09 @ 102 (AMBAC)
5.750%, 03/01/20	150	165
West Kern County Water District, Callable 06/01/10 @ 101
5.200%, 06/01/14	320	338
		4,939
Total Revenue Bonds		20,163

General Obligations - 25.7%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/10 @ 70.92 (FGIC)
5.560%, 08/01/16 (b) (c)	700	424
Bassett Unified School District, Capital Appreciation-Election 2004-A, Zero Coupon Bond (FSA)
4.610%, 08/01/18 (c)	550	315
California State, Pre-refunded 10/01/10 @ 100
5.250%, 10/01/19 (b)	460	510
5.250%, 10/01/19 (b)	140	151
California State, Callable 02/01/13 @ 100
5.000%, 02/01/24	700	736
Glendora Unified School District, Series A, Callable 09/01/10 @ 101 (FSA)
5.350%, 09/01/20	340	371
5.375%, 09/01/25	1,000	1,088
Jefferson Union High School District, San Mateo County, Series A (MBIA)
6.250%, 08/01/20	460	581
Pleasant Valley School District, Ventura County, Series A (MBIA)
5.850%, 02/01/19	250	303
Pomona Unified School District, Series A (MBIA)
5.950%, 02/01/17	855	1,033
Sacramento Unified School District, Series A, Pre-refunded 07/01/09 @ 102
5.750%, 07/01/17 (b)	400	451
Vallejo City Unified School District, Series A (MBIA)
5.900%, 08/01/21	350	430
Ventura County Community College District, Series A, Callable 08/01/12 @ 101 (MBIA)
5.000%, 08/01/18	910	993
Wiseburn School District, Series A, Pre-refunded 08/01/10 @ 100 (FGIC)
5.250%, 08/01/22 (b)	600	665
Total General Obligations		8,051

Certificates of Participation - 4.8%
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
5.625%, 09/01/20	300	333
Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/10 @ 101 (AMBAC)
6.000%, 11/01/19	330	378
Ridgecrest Civic Center Project, Callable 03/01/09 @ 101
6.250%, 03/01/21	250	267
Westlands Water District Revenue, Series A, Callable 03/01/15 @ 100 (MBIA)
5.000%, 09/01/30	500	533
Total Certificates of Participation		1,511

Total Municipal Bonds (Cost $27,574)		29,725

	SHARES	VALUE (000)+

Money Market Funds - 6.2%
Federated California Municipal Cash Trust	988,922	989
Provident California Money Fund	931,265	931

Total Money Market Funds (Cost $1,920)		1,920
Total Investments - 101.2% (Cost $29,494)		31,645
Other Assets and Liabilities, Net - (1.2)%		(367)
Total Net Assets - 100.0%		$31,278

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a) Security purchased on a when-issued basis. On June 30, 2005, the total cost of invesments purchased on a when-issued basis was $782,535 or 2.5% of total net assets.

(b) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c) The rate shown is the effective yield at the time of purchase.

ABAG - Association of Bay Area Governments
AMBAC - American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $1,546,723, which represents 5.0% of total net assets.
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.1%
Revenue Bonds - 77.0%
Education - 8.3%
Colorado Springs Revenue, Colorado College Project
4.000%, 06/01/13	$250	$259
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project
6.250%, 09/15/11	370	401
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/11 (a)	800	880
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Callable 11/01/09 @ 100
6.850%, 11/01/16	440	506
Colorado State Educational & Cultural Facilities Authority, University of Denver (MBIA)
4.250%, 03/01/13	2,000	2,112
		4,158

Healthcare - 21.2%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
4.875%, 10/01/09	500	534
5.000%, 10/01/10	500	542
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/12	500	543
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
6.900%, 12/01/25	350	395
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
4.200%, 06/01/13	200	204
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
5.375%, 01/01/16	700	715
Colorado State Health Facilities Authority, North Colorado Medical Center Project (FSA)
5.000%, 05/15/09	1,000	1,069
Colorado State Health Facilities Authority, Parkview Medical Center
5.500%, 09/01/07	250	260
5.750%, 09/01/08	250	266
5.500%, 09/01/09	500	535
Colorado State Health Facilities Authority, Poudre Valley Healthcare, Pre-refunded 12/01/09 @ 101 (FSA)
5.750%, 12/01/10 (b)	1,000	1,118
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
5.300%, 09/15/09	250	257
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/12 @ 100 (RAAI)
4.200%, 11/01/13	80	82

Colorado State Health Facilities Authority, Vail Medical Center, Callable 01/15/12 @ 100
5.750%, 01/15/22	800	858
Colorado State Health Facilities Authority, Vail Valley Medical Center Project
5.000%, 01/15/13	300	316
Delta County Memorial Hospital District, Callable 09/01/13 @ 100
5.350%, 09/01/17	500	526
La Junta Hospital, Arkansas Valley Regional Medical Center Project
5.200%, 04/01/06	300	303
5.300%, 04/01/07	320	327
5.400%, 04/01/08	335	346
5.500%, 04/01/09	355	371
Montrose Memorial Hospital
5.300%, 12/01/13	260	269
Montrose Memorial Hospital, Callable 12/01/13 @ 102
5.450%, 12/01/14	390	407
University of Colorado Hospital Authority, Callable 11/15/11 @ 100
5.000%, 11/15/14	300	316
		10,559

Housing - 1.5%
Beacon Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/15	745	750

Miscellaneous - 6.5%
Colorado State Educational & Cultural Facilities Authority, Colorado Public Radio
4.800%, 07/01/09	250	261
4.900%, 07/01/10	265	279
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
5.250%, 06/01/13	700	757
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
5.125%, 12/01/17	900	941
Jefferson County, Metropolitan YMCA Project, Series A, Pre-refunded 08/01/05 @ 100
7.500%, 08/01/08 (b)	1,000	1,004
		3,242

Recreational Facility Authority - 0.5%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101
6.100%, 12/15/09	210	223

Tax Revenue - 7.8%
Boulder County Sales & Use Tax (FGIC)
5.750%, 12/15/05	870	882
Boulder County Sales & Use Tax, Escrowed to Maturity (FGIC)
5.750%, 12/15/05 (a)	130	132
Douglas County Sales & Use Tax (FSA)
6.000%, 10/15/09	200	224
Larimer County Sales & Use Tax (AMBAC)
5.000%, 12/15/10	460	503
Longmont Sales & Use Tax, Callable 11/15/10 @ 100
5.500%, 11/15/15	500	553
Longmont Sales & Use Tax, Callable 11/15/10 @ 101 (AMBAC)
4.875%, 11/15/18	1,000	1,073
Westminster Sales & Use Tax, Series A, Callable 12/01/07 @ 102 (FGIC)
5.250%, 12/01/11	500	536
		3,903

Transportation - 14.4%
Colorado Department of Transportation (AMBAC)
6.000%, 06/15/10	1,000	1,133
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC)
5.250%, 06/15/15 (c)	2,000	1,695
5.350%, 06/15/16 (c)	1,000	855
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA)
5.000%, 06/15/14 (c)	750	631
The E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
5.250%, 09/01/17 (c)	1,575	942
6.400%, 09/01/19 (c)	960	519
5.650%, 09/01/20 (c)	500	257
5.396%, 09/01/22 (c)	1,620	751
The E-470 Public Highway Authority, Series C, Zero Coupon Bond (MBIA)
4.250%, 09/01/17 (c) (d)	500	407
		7,190

Utilities - 16.8%
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
5.550%, 12/01/06 (a)	140	145
5.650%, 12/01/07 (a)	150	159
5.750%, 12/01/08 (a)	160	173
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/09 @ 100
6.000%, 12/01/11 (b)	185	206
Boulder Water & Sewer
5.750%, 12/01/10	1,545	1,747
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
5.500%, 12/01/17	500	558
Colorado Springs, Series A (VRDO)
2.220%, 11/01/29 (d)	300	300
Colorado State Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A
5.500%, 09/01/17	500	583
Colorado State Water Resources & Power Development Authority, Fountain Utilities-Enterprise Project, Series C (GTY)
3.875%, 12/01/15	100	102
4.000%, 12/01/16	185	189
Colorado State Water Resource & Power Development Authority, Small Water Resources, Series A, Callable 11/01/10 @ 100 (FGIC)
5.700%, 11/01/15	100	112
Denver City & County Wastewater, Callable 11/01/12 @ 100 (FGIC)
5.250%, 11/01/17	1,260	1,396
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/15	1,000	1,007
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
5.375%, 06/01/17	875	928
Ute Water Conservancy District (MBIA)
6.000%, 06/15/09	680	756
		8,361
Total Revenue Bonds		38,386

General Obligations - 15.5%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/09 @ 100 (STAID)
5.500%, 12/15/11 (b)	1,000	1,098
Boulder, Larimer & Weld Counties, St. Vrain Valley School District, Callable 12/15/13 @ 100 (MBIA) (STAID)
5.250%, 12/15/14	1,000	1,126
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
4.230%, 12/15/15	1,255	827
Elbert County School District #C-1, Elizabeth
5.150%, 12/01/08 (c)	500	536
Garfield County School District #RE-2, Callable 12/01/12 @ 100 (FSA) (STAID)
5.250%, 12/01/19	1,530	1,697
Jefferson County School District #R-001 (MBIA) (STAID)
6.250%, 12/15/09	1,000	1,133
Westglenn Metropolitan District, Callable 12/01/09 @ 100
6.000%, 12/01/14	1,220	1,301
Total General Obligations		7,718

Certificates of Participation - 5.6%
Colorado Springs Public Facility Authority, Old City Hall Project (FSA) (MLO)
5.000%, 12/01/10	200	218
Englewood Civic Center Project, Callable 12/01/08 @ 100 (MBIA) (MLO)
4.900%, 06/01/13	585	618
Garfield County Building (AMBAC) (MLO)
5.750%, 12/01/09	400	445
Garfield County Building Corporation, Callable 12/01/09 @ 101 (AMBAC) (MLO)
5.300%, 12/01/11	400	438
Westminster Recreational Facilities, Callable 09/01/09 @ 101 (MBIA) (MLO)
5.200%, 09/01/10	1,000	1,088
Total Certificates of Participation		2,807

Total Municipal Bonds (Cost $45,310)		48,911

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 1.3%
First American Tax Free Obligations Fund, Cl Z (e)	646,915	647

Total Affiliated Money Market Fund (Cost $647)		647

Total Investments - 99.4% (Cost $45,957)		49,558
Other Assets and Liabilities, Net - 0.6%		309
Total Net Assets - 100.0%		$49,867

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)	The rate shown is the effective yield at the time of purchase.

(d)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

Cl - Class

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GTY - Assured Guaranty

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

VRDO -

Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Colorado Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 101.2%
Revenue Bonds - 76.9%
Continuting Care Retirement Community - 1.8%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101
6.125%, 12/01/33	$350	$384

Education - 11.7%
Colorado Springs Revenue, Colorado College Project, Callable 06/01/15 @ 100
4.375%, 06/01/26	400	398
4.500%, 06/01/32	500	497
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/07 @ 101 (AMBAC)
5.125%, 03/01/17	200	209
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/10 @ 100 (RAAI)
6.000%, 12/01/16	200	225
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
6.375%, 12/01/11 (a)	550	605
Colorado State Educational & Cultural Facilities Authority, University of Denver Project, Callable 03/01/11 @ 100 (AMBAC)
5.350%, 03/01/20	500	543
		2,477

Healthcare - 18.7%
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/10	330	359
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
6.900%, 12/01/25	150	169
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/14 @ 100
5.250%, 06/01/34	230	241
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
5.375%, 01/01/16	300	307
Colorado State Health Facilities Authority, Parkview Medical Center
5.600%, 09/01/11	300	326
Colorado State Health Facilities Authority, Portercare Adventist Project, Callable 11/15/11 @ 101
6.500%, 11/15/23	600	673
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/15 @ 100
5.000%, 03/01/25	350	362
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
5.300%, 09/15/09	250	257
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/15 @ 100
5.000%, 01/15/20	250	261
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100
5.800%, 01/15/27	500	535
Delta County Memorial Hospital District, Callable 09/01/13 @ 100
5.350%, 09/01/17	220	231
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/09 @ 101
6.100%, 04/01/24	100	106
Montrose Memorial Hospital, Callable 12/01/13 @ 102
6.375%, 12/01/23	130	143
		3,970

Housing - 6.2%
Burlingame Housing, Multi Family Revenue, Housing Project, Callable 11/01/15 @ 100 (MBIA)
4.500%, 11/01/29	750	749
Colorado State Housing Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/10 @ 100
5.900%, 04/01/31	100	106
Colorado State Housing Finance Authority, Series E-2, Callable 08/01/10 @ 105 (AMT)
7.000%, 02/01/30	70	73
Colorado State Housing Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/09 @ 105 (AMT)
7.450%, 10/01/16	15	15
Colorado State Housing Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/10 @ 105 (AMT)
7.100%, 04/01/17	40	40
El Paso County, Series D, Zero Coupon Bond, Escrowed to Maturity (AMT) (FSA) (GNMA)
6.000%, 07/01/11 (a) (b)	400	321
		1,304

Miscellaneous - 4.2%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
5.250%, 06/01/21	750	790
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
5.125%, 12/01/17	100	105
		895

Recreational Facility Authority - 1.0%
Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101
6.100%, 12/15/09	200	212

Tax Revenue - 3.5%
Douglas County Sales & Use Tax, Callable 10/15/10 @ 100 (FSA)
5.625%, 10/15/20	200	221
Highlands Ranch Metropolitan District #2, Callable 06/15/06 @ 101 (FSA)
5.000%, 06/15/16	200	206
Larimer County Sales & Use Tax, Callable 12/15/10 @ 100 (AMBAC)
5.625%, 12/15/18	100	111
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/07 @ 101 (MBIA)
5.200%, 12/01/17	200	212
		750

Transportation - 13.4%
Denver City & County Airport, Series E, Callable 11/15/07 @ 101 (MBIA)
5.250%, 11/15/23	500	527
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC)
5.250%, 06/15/15 (b)	500	424
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (FSA)
5.000%, 06/15/14 (b)	750	631
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond, Callable 06/15/16 @ 100 (AMBAC)
5.700%, 06/15/21 (b)	1,000	847
The E-470 Public Highway Authority, Series C, Zero Coupon Bond (MBIA)
4.250%, 09/01/17 (b)	500	407
		2,836

Utilities - 16.4%
Arapahoe County Water & Wastewater (MBIA)
5.000%, 12/01/26	250	265
Boulder Water & Sewer, Callable 12/01/10 @ 100
5.700%, 12/01/19	300	334
Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
5.500%, 12/01/19	400	446
Colorado Housing & Finance Authority, Waste Disposal Management Income Project
5.700%, 07/01/18	250	266
Colorado Water Resources Power Development Authority, Clean Water Revenue, Series A, Callable 09/01/15 @ 100
4.500%, 09/01/26	400	406

Denver City & County Water, Callable 12/01/15 @ 100 (FSA)
4.250%, 12/01/25	500	497
Fort Collins Wastewater Utility Enterprise, Callable 12/01/10 @ 100 (FSA)
5.500%, 12/01/20	300	330
High Plains Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/15	400	403
Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
5.375%, 06/01/17	500	530
		3,477
Total Revenue Bonds		16,305

General Obligations - 7.7%
Arapahoe County School District #5, Cherry Creek, Callable 12/15/09 @ 100 (STAID)
5.500%, 12/15/19	550	604
Beacon Metropolitan District, Series B (LOC: Compass Bank)
4.375%, 12/01/15	400	403
Boulder Open Space Acquisition, Callable 08/15/10 @ 100
5.450%, 08/15/16	350	385
El Paso County School District #49, Falcon, Series A, Callable 12/01/09 @ 105 (FSA) (STAID)
6.000%, 12/01/18	200	233
Total General Obligations		1,625

Certificates of Participation - 16.6%
Arapahoe County Building Finance Authority, Callable 02/15/10 @ 100 (AMBAC)
5.250%, 02/15/19	400	432
5.250%, 02/15/21	650	695
Broomfield Open Space Park & Recreation Facilities, Callable 12/01/10 @ 100 (AMBAC)
5.500%, 12/01/20	800	877
Colorado Springs Old City Hall Project, Callable 12/01/10 @ 100 (FSA)
5.500%, 12/01/17	200	221
5.500%, 12/01/20	200	219
Denver City & County, Series A, Callable 05/01/10 @ 100 (MBIA)
5.500%, 05/01/17	400	436
Eagle County, Callable 12/01/09 @ 101 (MBIA)
5.400%, 12/01/18	300	326
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
5.750%, 12/01/19	300	333
Total Certificates of Participation		3,539

Total Municipal Bonds (Cost $19,607)		21,469

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 0.4%
First American Tax Free Obligations Fund, Cl Z (c)	88,157	88

Total Affiliated Money Market Fund (Cost $88)		88

Total Investments - 101.6% (Cost $19,695)		21,557
Other Assets and Liabilities, Net - (1.6)%		(346)
Total Net Assets - 100.0%		$21,211

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	The rate shown is the effective yield at the time of purchase.

(c)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT -	Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $449,320, which represents 2.1% of total net assets.

Cl - Class

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds — 99.0%
Alabama — 0.8%
Alabama State Docks Department, Callable 10/01/08 @ 102 (MBIA) (RB)
5.250%, 10/01/10	$3,000	$3,258
Anniston, Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity (RB)
8.000%, 07/01/11 (a)	1,400	1,649
West Jefferson Amusement & Public Park Authority, First Mortgage, Visionland Alabama Project, Pre-refunded 12/01/06 @ 102 (RB)
7.500%, 12/01/08 (b)	705	737
		5,644

Alaska — 0.6%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB)
6.000%, 07/01/10	2,610	2,943
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
5.400%, 12/01/08	1,000	1,026
		3,969

Arizona — 2.3%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 (RB)
7.500%, 11/15/23	3,300	3,439
Arizona State Municipal Financing Program, Escrowed to Maturity (COP) (MLO)
8.750%, 08/01/07 (a)	1,500	1,680
Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (COP) (MLO)
8.750%, 08/01/07 (a)	2,085	2,334
Maricopa County School District #69, Paradise Valley (GO) (MBIA)
5.300%, 07/01/11	1,000	1,114
Maricopa County Unified School District #097, Deer Valley School Improvements Project of 2004, Series A (FSA) (GO)
4.000%, 07/01/16	1,000	1,023
Phoenix Street & Highway User (RB)
6.500%, 07/01/09	180	183
6.250%, 07/01/11	900	916
Tempe Industrial Development Authority, Friendship Village Project, Series A (RB)
5.375%, 12/01/13	1,300	1,337
Tucson Airport Authority (FSA) (RB)
5.000%, 06/01/13	2,760	3,041
		15,067

Arkansas — 0.6%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (RB) (VA)
7.250%, 06/01/10 (a)	2,030	2,184
University of Arkansas, Fayetteville, Series B, Callable 11/01/15 @ 100 (FGIC) (RB)
4.500%, 11/01/16	2,000	2,135
		4,319

California — 5.4%
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI) (RB)
4.500%, 08/15/12	335	348
ABAG Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/14 @ 100 (CMI) (RB)
5.000%, 08/15/17	1,215	1,276
ABAG Financial Authority, Archstone Redwood Housing Project, Series A (RB)
5.300%, 10/01/08	290	306
ABC Unified School District, Series A (GO) (MBIA)
4.900%, 02/01/20	1,615	1,797
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC) (RB)
4.650%, 10/01/14 (c)	2,000	1,400
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100 (RB)
5.000%, 10/01/24	1,000	1,043

California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT) (RB)
4.100%, 09/01/14	250	252
California State, Callable 08/01/13 @ 100 (GO)
5.000%, 02/01/16	1,000	1,087
5.000%, 02/01/17	2,000	2,167
California State, Callable 11/01/11 @ 100 (GO)
5.000%, 11/01/18	5,000	5,320
California State, Callable 02/01/14 @ 100 (GO)
5.000%, 02/01/21	1,500	1,604
California State, Callable 04/01/14 @ 100 (GO)
5.125%, 04/01/24	500	535
California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB)
5.875%, 05/01/16	2,000	2,276
California State Economic Recovery, Series A (FGIC) (GO)
5.250%, 07/01/14	1,000	1,137
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100 (RB)
5.250%, 06/01/29	1,000	1,047
California Statewide Communities Development Authority, Elder Care Alliance, Series A (RB)
7.250%, 11/15/11	1,450	1,463
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100 (RB)
3.850%, 11/01/29	1,180	1,185
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/11 @ 100 (RB)
3.450%, 04/01/35	500	495
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) (RB)
5.000%, 11/15/12	1,210	1,313
Golden State Tobacco Securitization, Callable 06/01/10 @ 100 (GO) (MLO)
5.600%, 06/01/28	2,450	2,652
Golden State Tobacco Securitization, Series B (RB) (MLO)
5.000%, 06/01/12	1,000	1,095
Grant Joint Unified High School District, Callable 08/01/15 @ 100 (FSA) (GO)
5.000%, 08/01/16	1,000	1,116
Placentia-Yorba Linda Unified School District, Callable 08/01/14 @ 100 (FGIC) (GO)
5.000%, 08/01/16	500	553
Roseville Joint Unified High School District, Callable 08/01/11 @ 101 (GO)
5.100%, 08/01/19	390	418
San Marcos, Escrowed to Maturity, Zero Coupon Bond (COP) (MLO)
4.890%, 02/15/06 (a) (c)	1,085	1,068
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) (GO)
5.150%, 09/01/17 (c)	1,000	601
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) (GO)
5.660%, 08/01/23 (c)	2,030	898
Woodland Financial Authority, Callable 03/01/13 @ 102 (RB) (MLO) (XLCA)
4.700%, 03/01/19	815	852
4.800%, 03/01/20	855	900
		36,204

Colorado — 7.0%
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond (RB)
3.340%, 09/01/10 (a) (c)	9,320	7,856
Colorado Department of Transportation (AMBAC) (RB)
6.000%, 06/15/08	3,000	3,265
Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/13 @ 100 (RB)
5.000%, 09/01/16	640	669
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/11 @ 100 (RB)
6.750%, 09/15/15 (b)	1,200	1,406
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity (RB)
6.375%, 12/01/11 (a)	795	875
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB)
6.750%, 12/01/16 (b)	1,500	1,796
7.250%, 12/01/21 (b)	1,500	1,836

Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project (RB)
5.250%, 12/01/11	1,335	1,435
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
5.000%, 03/01/12	745	809
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond (RB)
5.500%, 07/15/20 (a) (c)	10,000	5,204
Colorado State Housing Finance Authority, Series A-2, Callable 05/01/06 @ 105 (RB)
7.150%, 11/01/14	95	96
Colorado Water Resources & Power Development Authority, Drinking Water, Revolving Fund, Series A (RB)
5.500%, 09/01/17	1,000	1,166
Denver City & County School District #1, Callable 12/01/13 @ 100 (FSA) (GO) (STAID)
4.000%, 12/01/14	4,545	4,710
Douglas County School District #RE-1, Douglas & Elbert Counties (FGIC) (GO) (STAID)
5.500%, 12/15/14	1,000	1,160
El Paso County School District #2, Harrison, Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
5.500%, 12/01/16	1,280	1,431
High Plains Metropolitan District, Series B (LOC: Compass Bank) (RB)
4.375%, 12/01/15	385	388
Jefferson County School District #R-1 (GO) (MBIA)
6.500%, 12/15/11	4,975	5,899
Loveland, Escrowed to Maturity (GO)
8.875%, 11/01/05 (a)	390	398
Mesa County, Escrowed to Maturity, Zero Coupon Bond (RB)
3.539%, 12/01/11 (a) (c)	5,500	4,395
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB)
5.700%, 12/01/17	2,170	2,284
		47,078

Connecticut — 0.9%
Connecticut State Health & Educational Facilties Authority, Griffin Hospital, Series B (RAAI) (RB)
5.000%, 07/01/14	1,185	1,293
Mashantucket Western Pequot Tribe, Series A, Callable 09/01/06 @ 102, Pre-refunded 09/01/07 @ 101 (RB)
6.400%, 09/01/11 (b) (d)	4,170	4,478
		5,771

Florida — 1.3%
Celebration Community Development District, Florida Special Assessment, Callable 05/01/10 @ 100 (MBIA) (RB)
4.000%, 05/01/16	1,735	1,748
Greater Orlando Aviation Authority, Airport Facilities (AMT) (FGIC) (RB)
5.250%, 10/01/09	1,815	1,952
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A (RB)
5.500%, 11/15/08	1,000	1,049
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community (RB)
5.250%, 10/01/13	1,400	1,497
Tampa Excise Tax, Callable 10/01/05 @ 100 (RB)
6.125%, 04/01/08	2,000	2,096
		8,342

Georgia — 0.2%
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 08/01/05 @ 101.50 (MBIA) (RB)
11.250%, 08/01/07 (a)	1,445	1,582

Hawaii — 0.7%
Hawaii State Airport System, Series B (AMT) (FGIC) (RB)
6.250%, 07/01/06	2,000	2,066
Hawaii State Harbor System, Series A (AMT) (FSA) (RB)
5.250%, 07/01/08	2,270	2,413
		4,479

Idaho — 0.2%
Ada & Canyon Counties, Joint School District #2, Pre-refunded 07/30/05 @ 101 (GO)
5.500%, 07/30/11 (b)	1,000	1,012

Illinois — 18.7%
Bolingbrook, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond (FGIC) (GO)
4.950%, 01/01/06 (a) (c)	1,000	987
Champaign County Community Unit School District #004 (GO)
8.250%, 01/01/09	1,315	1,534
Chicago, City Colleges, Zero Coupon Bond (FGIC) (GO)
5.900%, 01/01/15 (c)	10,000	6,870
Chicago, Midway Airport Project, Series C (MBIA) (RB)
5.500%, 01/01/14	1,300	1,466
Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA) (RB)
5.500%, 01/01/08 (a)	3,585	3,810
Chicago, Project & Refunding (FSA) (GO)
5.500%, 01/01/13	1,000	1,133
Chicago, Project & Refunding, Series A (FGIC) (GO)
5.250%, 01/01/11	5,000	5,503
Chicago, Single Family Mortgages, Series A, Callable 03/01/06 @ 103 (AMT) (FHLMC) (FNMA) (GNMA) (RB)
5.250%, 03/01/13	30	30
Chicago Water, Zero Coupon Bond (FGIC) (RB)
6.776%, 11/01/08 (c)	5,150	4,633
5.260%, 11/01/09 (c)	6,450	5,590
Cook County Community Unit School District #65, Evanston, Series A (FSA) (GO)
6.375%, 05/01/09	3,000	3,360
Cook County Community Unit School District #102, Zero Coupon Bond (FGIC) (GO)
5.200%, 12/01/13 (c)	2,440	1,753
Cook County Community High School District #219, Zero Coupon Bond (FSA) (GO)
4.900%, 12/01/07 (c)	1,560	1,449
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA) (GO)
5.800%, 12/01/11 (c)	3,625	2,864
Cook County, Escrowed to Maturity (MBIA) (GO)
7.250%, 11/01/07 (a)	2,000	2,103
Cook County High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO)
4.900%, 12/01/06 (c)	2,265	2,174
Cook County School District #088, Bellwood, Series B, Callable 12/01/14 @ 100 (FSA) (GO)
5.000%, 12/01/17	1,675	1,838
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA) (GO)
5.100%, 12/01/15 (c)	2,250	1,467
Cook County, Series A (MBIA) (GO)
6.250%, 11/15/11	1,000	1,165
Du Page County Community High School District #94, West Chicago (FSA) (GO)
7.250%, 11/01/09	1,780	2,071
Granite Single Family Mortgage (RB)
7.750%, 10/01/11	700	809
Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/11 @ 101 (RB)
5.750%, 05/15/16	350	380
Illinois Finance Authority, Peoples Gas, Light, and Coke Co., Series A, Mandatory Put 06/01/16 @ 100 (AMBAC) (RB)
4.300%, 06/01/35	2,000	2,036
Illinois Finance Authority, Resurrection Health Care, Mandatory Put 07/01/09 @ 100 (RB)
3.750%, 05/15/15	910	913
Illinois Finance Authority, Friendship Village, Schaumburg, Series A (RB)
5.000%, 02/15/15 (f)	2,500	2,510
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable 11/15/05 @ 100 (RB)
5.750%, 11/15/15	2,750	2,752
Illinois State (AMBAC) (COP) (MLO)
6.000%, 07/01/06	1,000	1,032
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond (RB)
5.210%, 01/01/18 (c)	2,750	1,616
Illinois State Development Finance Authority, Elmhurst Community School #205, Callable 01/01/11 @ 100 (FSA) (RB)
6.375%, 01/01/13	1,025	1,190
Illinois State Development Finance Authority, Waste Management Project (AMT) (RB)
5.850%, 02/01/07	1,000	1,036
Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity (RB)
7.000%, 07/01/07 (a)	1,000	1,061
Illinois State Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/06 @ 100 (RB)
4.700%, 03/01/30	4,500	4,549

Illinois State, First Series, Callable 08/01/10 @ 100 (GO)
5.500%, 08/01/15	4,500	4,947
Illinois State Health Facilities Authority (RB)
6.500%, 02/15/06	1,130	1,153
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB)
3.875%, 12/01/08	1,000	1,018
4.350%, 12/01/10	1,605	1,667
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity (RB)
6.750%, 04/15/12 (a)	1,320	1,533
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 12/31/14 @ 100 (RB)
10.000%, 01/01/15 (a)	740	982
Illinois State Sales Tax (RB)
6.000%, 06/15/09	2,500	2,775
5.100%, 06/15/10	2,000	2,179
Kane, Cook & Du Page Counties School District #46, Elgin, Callable 01/01/15 @ 100 (FSA) (GO)
4.000%, 01/01/16	1,660	1,684
Kane County School District #129, Aurora West Side, Series A (GO) (MBIA)
6.500%, 02/01/07	1,000	1,057
Lake County Community School District #50, Woodland, Series A, Callable 12/01/08 @ 100 (FGIC) (GO)
5.000%, 12/01/09	1,000	1,067
Lake County Community Unit School District #50, Woodland (GO) (MBIA)
8.500%, 01/01/07	1,460	1,580
Lake County Community Unit School District #60, Waukegan, Series B (FSA) (GO)
6.000%, 12/01/07	2,785	2,992
7.500%, 12/01/08	3,640	4,166
Lake County School District #56, Gurnee (FGIC) (GO)
8.375%, 01/01/10	1,290	1,564
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA) (GO)
5.350%, 12/01/19 (c)	2,100	1,115
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 06/15/06 @ 102 (AMBAC) (RB)
6.000%, 06/15/07	750	787
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/09 @ 101 (FGIC) (RB)
5.550%, 12/15/11	675	747
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC) (RB)
5.000%, 06/15/09 (a) (c)	1,465	1,294
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Pre-refunded 06/15/06 @ 102 (AMBAC) (RB)
6.000%, 06/15/07 (b)	250	263
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Zero Coupon Bond (FGIC) (RB)
5.000%, 06/15/09 (c)	35	31
Morton Grove Residential Housing, Escrowed to Maturity (MBIA) (RB)
7.350%, 09/01/09 (a) (d)	5,570	6,483
Rockford School District #205 (FGIC) (GO)
5.000%, 02/01/14	500	553
Springfield Electric Revenue (MBIA) (RB)
6.000%, 03/01/06	1,050	1,073
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO)
6.000%, 10/01/11	1,000	1,129
Will County School District #86, Zero Coupon Bond (FSA) (GO)
5.600%, 11/01/17 (c)	3,870	2,292
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC) (GO)
6.000%, 02/01/08 (a)	5,065	5,456
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA) (GO)
5.200%, 01/01/17 (c)	3,000	1,841
		125,112

Indiana — 1.8%
Crown Point Multi-School Building, First Mortgage (MBIA) (RB) (MLO)
7.625%, 01/15/08	1,000	1,111
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/12 @ 100 (MBIA) (RB) (MLO)
5.750%, 07/15/18 (b)	1,000	1,145
Franklin Township Independent School Building Corporation, Escrowed to Maturity (RB)
5.750%, 07/15/09 (a)	1,235	1,365

Gary Sanitation District, Special Tax District (GO) (RAAI)
3.750%, 02/01/11	1,260	1,273
Indiana State Housing Authority, Series B-1, Callable 07/01/05 @ 102 (RB)
6.150%, 07/01/17	280	284
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/11 @ 100 (RB)
5.750%, 06/01/12 (a)	180	203
Indiana Transportation Finance Authority, Series A (AMBAC) (RB)
5.750%, 06/01/12	1,820	2,085
Indiana University, Series K, Zero Coupon Bond (MBIA) (RB)
5.360%, 08/01/11 (c)	750	603
St. Joseph County Hospital, Callable 02/15/08 @ 101 (MBIA) (RB)
4.750%, 08/15/12	1,000	1,040
St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligated Group Project, Callable 02/15/15 @ 100 (RB)
5.250%, 02/15/28	2,295	2,338
Zionsville Community Schools Building, First Mortgage Bonds, Callable 01/15/12 @ 100 (FGIC) (RB) (MLO) (STAID)
5.750%, 07/15/15	775	870
		12,317

Iowa — 0.9%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/09 @ 100 (RB)
5.750%, 11/15/19	500	510
Iowa Higher Education Authority, Callable 10/01/12 @ 100 (ACA) (RB)
5.500%, 10/01/28	2,000	2,129
Iowa Higher Education Authority, Central College (RB)
5.450%, 10/01/26	1,000	1,066
Muscatine Electric, Escrowed to Maturity, Callable 07/01/05 @ 100 (RB)
9.700%, 01/01/13 (a)	1,970	2,489
		6,194

Kansas — 1.3%
Butler County Public Building Authority (MBIA) (RB) (MLO)
6.375%, 10/01/10	1,000	1,152
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond, Callable 05/01/12 @ 100 (RB)
3.800%, 05/01/12 (a) (c)	7,500	5,891
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA) (RB)
6.700%, 06/01/29	585	593
Sedgwick County School District #267 (AMBAC) (GO)
5.250%, 11/01/12	1,045	1,175
		8,811

Kentucky — 0.8%
Hopkinsville Water & Sewer Revenue, Series A, Callable 10/01/15 @ 100 (AMBAC) (RB)
4.000%, 10/01/16	1,275	1,302
Kentucky State Turnpike Authority, Escrowed to Maturity (RB)
7.200%, 07/01/09 (a)	1,065	1,152
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/11 @ 100 (RB)
6.000%, 07/01/11 (a)	730	791
Louisville Water, Escrowed to Maturity (RB)
6.000%, 11/15/07 (a)	1,250	1,335
Louisville Water, Escrowed to Maturity, Callable until 10/31/07 @ 101 (RB)
6.375%, 11/01/07 (a)	1,000	1,044
		5,624

Louisiana — 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/12 @ 101 (AMT) (RB)
6.650%, 01/01/25	795	850
St. Tammany Parish Wide School District #12 (FSA) (GO)
4.000%, 03/01/16	1,390	1,424
		2,274

Maine — 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO)
5.750%, 11/01/10	2,000	2,259

Massachusetts — 4.1%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB)
6.500%, 09/01/35	2,000	2,019
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) (RB)
5.750%, 03/01/10	2,100	2,342

Massachusetts Bay Transportation Authority, Series A (RB)
6.250%, 03/01/12	1,875	2,190
Massachusetts State Commonwealth, Special Obligation, Series A (RB)
5.500%, 06/01/13	1,000	1,141
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
5.100%, 07/01/10	3,000	3,147
Massachusetts State, Multi-Family Housing, Escrowed to Maturity, Callable 10/01/05 @ 100 (FHA) (RB)
6.350%, 04/01/08 (a)	620	622
Massachusetts State Port Authority (RB)
5.750%, 07/01/12	1,000	1,136
Massachusetts State Port Authority, Escrowed to Maturity, Callable until 06/30/13 @ 100 (RB)
13.000%, 07/01/13 (a)	4,270	6,023
Massachusetts State, Series A, Pre-refunded 01/01/11 @ 100 (GO)
5.125%, 01/01/16 (b)	3,000	3,281
Massachusetts State, Series B, Pre-refunded 05/01/10 @ 100 (GO)
5.000%, 05/01/12 (b)	5,000	5,412
		27,313

Michigan — 5.0%
Chippewa Valley Schools, Callable 05/01/12 @ 100 (GO) (MQSBLF)
5.500%, 05/01/14	1,775	1,993
Constantine Public Schools, Callable 11/01/12 @ 100 (GO) (MQSBLF)
5.000%, 05/01/16	1,075	1,174
Detroit (AMT) (FSA) (GO)
5.750%, 04/01/09	1,255	1,369
Detroit Water Supply, Escrowed to Maturity, Callable until 06/30/12 @ 100 (FGIC) (RB)
6.250%, 07/01/12 (a)	285	321
Lakeshore Public Schools, Callable 05/01/11 @ 100 (GO)
5.000%, 05/01/12	1,160	1,259
Lakeview Public Schools, Callable 05/01/11 @ 100 (GO)
5.000%, 05/01/14	1,985	2,150
Michigan State Hospital Finance Authority, Ascension Health Credit, Series B, Mandatory Put 11/15/05 @ 100 (RB)
5.200%, 11/15/33	3,000	3,026
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/13 @ 100 (RB)
5.500%, 03/01/15	3,500	3,828
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 04/30/08 @ 100 (RB)
9.000%, 05/01/08 (a)	3,540	3,913
Michigan State Housing Development Authority, Green Hill Project, Callable until 07/14/05 @ 102 (FNMA) (RB)
5.125%, 07/15/08	1,435	1,451
Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB)
3.800%, 06/01/14	2,200	2,214
Northville Public Schools, Series II, Callable 05/01/15 @ 100 (FSA) (GO) (MQSBLF)
4.000%, 05/01/18 (f)	1,475	1,481
Rochester Community School District, Series 1, Pre-refunded 05/01/10 @ 100 (FGIC) (GO)
5.375%, 05/01/11 (b)	2,000	2,203
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 10/31/05 @ 101(RB)
7.000%, 11/01/15 (a)	1,300	1,634
Wayne Charter County Airport, Series A, Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
5.250%, 12/01/09	5,000	5,354
		33,370

Minnesota — 3.4%
Minnesota Agriculture & Economic Development Board, Health Care Systems, Series A, Callable 11/15/10 @ 101 (RB)
5.875%, 11/15/11	2,135	2,377
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) (RB)
5.750%, 01/01/10	1,000	1,098
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB)
5.375%, 01/01/10	3,000	3,170
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity (RB)
10.000%, 06/01/13 (a)	925	1,187

Monticello, Big Lake Community Hospital District, Health Care Facilities, Series C (RB)
5.250%, 12/01/11	1,940	2,017
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP)
5.000%, 04/01/13	1,270	1,395
Robbinsdale Independent School District #281 (GO) (MSDCEP)
5.000%, 02/01/09	1,250	1,338
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (GO) (MSDCEP)
5.250%, 02/01/12	1,435	1,543
South Washington County Independent School District #833, Series A, Callable 02/01/10 @ 100 (GO) (MSDCEP)
5.300%, 02/01/11	1,000	1,092
St. Paul Housing & Redevelopment Authority, Callable 08/01/06 @ 102.50 (AMBAC) (RB)
6.400%, 02/01/07	1,195	1,262
6.400%, 08/01/07	1,205	1,281
6.500%, 02/01/09	1,315	1,400
St. Paul Port Authority Hotel, Pre-refunded 08/01/08 @ 100 (RB)
8.050%, 08/01/21 (b)	2,335	2,666
St. Paul Port Authority, Office Building at Cedar St.-03-12 (MLO) (RB)
4.000%, 12/01/11	1,045	1,088
		22,914

Mississippi — 0.3%
Madison County School District, Series A (FGIC) (GO)
4.000%, 09/01/15	1,790	1,843

Missouri — 0.2%
Joplin Individual Development Authority Health Facilities, Freeman Health System Project (RB)
4.125%, 02/15/09	750	760
Missouri State Environmental Improvement & Energy Resource Authority, Series B (RB)
5.250%, 01/01/16	675	774
		1,534

Nebraska — 2.4%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC) (RB)
4.800%, 09/01/08	1,400	1,475
Douglas County Hospital Authority #002, Medical Center (GTY) (RB)
5.000%, 11/15/11	2,860	3,074
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doorly Zoo Project, Callable until 08/31/17 @ 100 (RB)
4.750%, 09/01/17	745	781
Douglas County Zoo Facilities Revenue, Omaha’s Henry Doorly Zoo Project, Callable until 08/31/18 @ 100 (RB)
4.750%, 09/01/18	740	772
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental, Callable 04/15/15 @ 100 (MLO)
4.500%, 10/15/15	1,020	1,092
Nebraska Educational Finance Authority, Creighton University Project, Callable 01/01/06 @ 101 (AMBAC) (RB)
5.600%, 01/01/07	2,500	2,560
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO) (RB)
6.000%, 02/01/06	1,275	1,299
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI) (RB)
4.700%, 11/15/11	500	530
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI) (RB)
4.800%, 11/15/12	500	531
4.900%, 11/15/13	600	638
Omaha Northwest Library Facilities, Callable 08/15/07 @ 102 (MLO) (RB)
5.250%, 08/15/12	975	1,044
Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100 (RB)
5.000%, 12/15/19	2,380	2,436
		16,232

Nevada — 1.9%
Carson City, Carson-Tahoe Hospital Project (RB)
5.750%, 09/01/11	1,000	1,093
5.750%, 09/01/12	1,055	1,161
Clark County School District, Building & Renovation, Series B, Pre-refunded 06/15/07 @ 101 (FGIC) (GO)
5.750%, 06/15/08 (b)	1,000	1,067
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB)
6.750%, 11/15/23	2,150	2,253

Nevada State, Pre-refunded 06/01/08 @ 100 (GO)
5.250%, 06/01/11 (b)	3,000	3,200
Washoe County, Escrowed to Maturity, Callable 08/01/05 @ 100 (GO)
9.875%, 08/01/09 (a)	3,455	3,959
		12,733

New Hampshire — 0.5%
New Hampshire Health & Educational Facilities Authority, Callable 07/01/14 @ 100 (RB)
5.375%, 07/01/24	1,250	1,334
New Hampshire Health & Educational Facilities Authority, Southern New Hampshire Medical Center, Series A (RAAI) (RB)
5.000%, 10/01/13	790	854
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB)
5.500%, 07/01/25	1,000	1,039
		3,227

New Jersey — 1.0%
New Jersey Economic Development Authority, Cigarette Tax (RB)
5.500%, 06/15/16	2,000	2,239
New Jersey Health Care Facilities, Capital Health Systems, Series A (RB)
5.500%, 07/01/12	1,500	1,638
New Jersey State Transportation Trust Fund Authority, Series A (RB)
5.500%, 06/15/08	2,000	2,137
New Jersey State Turnpike Authority, Escrowed to Maturity (RB)
6.750%, 01/01/09 (a)	820	834
		6,848

New Mexico — 0.8%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
9.875%, 01/01/13 (b)	5,160	5,161

New York — 2.7%
Hempstead Town Industrial Development Agency, Callable 12/01/06 @ 102 (MBIA) (RB)
5.000%, 12/01/08	2,000	2,094
Long Island Power Authority, Series B (RB)
5.250%, 12/01/13	4,000	4,453
New York, Series A, Callable 08/01/12 @ 100 (GO)
5.750%, 08/01/15	3,220	3,615
New York, Series C, Callable 03/15/12 @ 100 (GO)
5.500%, 03/15/14	3,000	3,313
New York, Series D (GO)
5.500%, 06/01/12	2,000	2,235
New York, Series G (GO) (XLCA)
5.500%, 08/01/12	2,000	2,255
New York State Dormitory Authority Revenue, Supported Debt, 2005 Mental Health, Series D, Callable until 02/14/11 @ 100 (RB)
5.750%, 02/15/11	50	56
New York State Environmental Facilities, Pollution Control, Series D-02, Callable until 11/14/05 @ 102 (RB)
6.400%, 05/15/06	225	230
		18,251

North Carolina — 0.8%
North Carolina Eastern Power Agency, Series D (RB)
5.375%, 01/01/13	2,955	3,236
North Carolina Power Agency #1, Series A, Callable 01/01/13 @ 100 (FSA) (RB)
5.250%, 01/01/16	2,000	2,201
		5,437

North Dakota — 0.2%
Fargo Health Systems, Meritcare Obligated Group, Series A (FSA) (RB)
5.000%, 06/01/09	715	764
North Dakota State Industrial Commission, Lignite Program, Series A (RB)
5.750%, 11/15/05	330	333
		1,097

Ohio — 1.2%
Hamilton Electric Revenue, Series A (FSA) (RB)
4.100%, 10/15/14	1,500	1,561
Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B, Callable 09/01/07 @ 102 (MBIA) (RB)
5.375%, 09/01/09	1,000	1,067
Ohio State Water Development Authority, Escrowed to Maturity, Callable 12/01/05 @ 100 (RB)
9.375%, 12/01/10 (a)	2,010	2,281

Ohio Water Development Authority, Callable 06/01/15 @ 100 (MBIA) (RB)
4.200%, 12/01/22 (f)	1,020	1,018
Richland County Hospital Facilities, Series A (RB)
5.500%, 11/15/05	725	732
5.550%, 11/15/06	765	790
5.650%, 11/15/08	595	638
		8,087

Oklahoma — 2.4%
Cherokee County Economic, Zero Coupon Bond, Escrowed to Maturity (AMBAC) (RB)
5.610%, 11/01/11 (a) (c)	3,340	2,678
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable until 09/30/14 @ 101 (AMT) (RB)
5.750%, 01/01/23	1,430	1,448
Oklahoma County Housing Finance Authority, Series B, Zero Coupon Bond, Pre-refunded 03/01/06 @ 56.92 (RB)
5.740%, 07/01/12 (b) (c)	3,690	2,063
Oklahoma Housing Finance Agency, Series A-2, Callable 09/01/05 @ 100, Mandatory Put 11/05/05 @ 100 (FNMA) (RB)
5.500%, 11/01/25	3,000	3,006
South Oklahoma City, Callable until 01/31/13 @ 100, Pre-refunded 02/01/10 @ 100 (RB)
9.750%, 02/01/13 (b)	3,570	4,311
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/08 @ 101 (RB)
4.600%, 12/01/09	1,195	1,254
Tulsa Metropolitan Utility Authority, Callable 09/01/05 @ 102 (RB)
5.600%, 09/01/06	1,000	1,025
		15,785

Oregon — 1.9%
Clackamas County School District #108, Estacada (FSA) (GO) (SBG)
5.250%, 06/15/17	1,205	1,380
Clackamas County School District #7J, Lake Oswego, Callable 06/01/11 @ 100 (GO)
5.375%, 06/01/14	3,105	3,445
Lane County School District #52, Bethel (GO) (SBG)
5.500%, 06/15/09	1,000	1,093
Linn County Community School District #9, Lebanon, (FGIC) (GO) (SBG)
5.250%, 06/15/22	1,175	1,356
Morrow County School District #001 (FSA) (GO) (SBG)
5.250%, 06/15/16	1,245	1,422
Multnomah County School District #007, Reynolds (GO) (MBIA) (SBG)
5.000%, 06/15/13	1,400	1,554
Oregon State Department, Administrative Services, Series E, Callable 11/01/12 @ 100 (COP) (FSA) (MLO)
5.000%, 11/01/14	2,170	2,395
		12,645

Pennsylvania — 0.9%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable 05/31/06 @ 78.123 (GO) (MBIA) (STAID)
4.690%, 12/01/07 (a) (c)	2,000	1,864
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI) (RB)
5.000%, 12/15/15	1,275	1,382
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/15 @ 100 (RAAI) (RB)
5.000%, 12/15/17	1,405	1,510
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/15 @ 100 (RB)
6.125%, 02/01/28	1,000	1,058
		5,814

Puerto Rico — 0.3%
Puerto Rico Electric Power Authority, Escrowed to Maturity, Series AA (MBIA) (RB)
6.000%, 07/01/06 (a)	150	155
Puerto Rico Electric Power Authority, Un-refunded Balance, Series AA (MBIA) (RB)
6.000%, 07/01/06	850	879
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) (GO)
5.250%, 07/01/33	1,000	1,076
		2,110

South Carolina — 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project (RB)
5.000%, 12/01/13	2,000	2,196
Lexington County Health Services District Inc., Lexington Medical Center, Callable 11/01/13 @ 100 (RB)
5.500%, 11/01/23	2,000	2,140
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A (RB)
6.000%, 08/01/13	1,000	1,116
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (RB)
6.000%, 08/01/13	2,000	2,232
South Carolina State Public Service Authority, Series A (MBIA) (RB)
5.500%, 01/01/10	1,665	1,835
		9,519

South Dakota — 1.1%
Deadwood (ACA) (COP) (MLO)
5.500%, 11/01/07	800	840
5.600%, 11/01/08	845	902
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital (RB)
5.250%, 11/01/08	900	955
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement (RB)
5.650%, 09/01/05	665	667
5.800%, 09/01/06	735	749
5.900%, 09/01/07	755	780
4.750%, 09/01/11	530	551
5.000%, 09/01/12	1,000	1,056
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/12 @ 101 (RB)
5.000%, 09/01/13	1,000	1,052
		7,552

Tennessee — 2.1%
Knoxville, Series A (GO)
5.000%, 05/01/16	1,030	1,156
Memphis (MBIA) (GO)
5.000%, 10/01/16	2,000	2,241
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 10/01/05 @ 102 (RB)
6.400%, 04/01/11 (a)	1,030	1,205
Shelby County Health Educational & Housing Facilities Board, Escrowed to Maturity, Callable 09/01/12 @ 100 (RB)
6.000%, 09/01/16 (a)	565	663
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/12 @ 100, Callable 09/01/12 @ 100 (RB)
6.000%, 09/01/16 (b)	935	1,091
Shelby County Health, Educational & Housing Facilities Board, St. Jude’s Children’s Research (RB)
5.000%, 07/01/09	500	524
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project (RB)
6.250%, 09/01/11	1,465	1,637
6.250%, 09/01/12	1,085	1,224
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB)
6.500%, 09/01/13	2,215	2,529
Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/13 @ 100 (RAAI) (RB)
5.000%, 09/01/16	2,000	2,130
		14,400

Texas — 9.1%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A (RB)
5.100%, 11/15/05	1,115	1,118
5.250%, 11/15/06	1,175	1,187
5.300%, 11/15/07	1,000	1,026
5.350%, 11/15/08	1,300	1,347
Amarillo Independent School District (GO) (PSFG)
7.000%, 02/01/06	1,035	1,060
Austin, Callable 09/01/11 @ 100 (GO)
5.000%, 09/01/13	4,510	4,925
Bexar County, Zero Coupon Bond (GO) (MBIA)
3.780%, 06/15/06 (c)	1,000	974
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/13 @ 100 (AMT) (RB)
6.750%, 09/01/34	2,000	2,290
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/11 @ 100 (AMT) (RB)
5.750%, 05/01/36	1,585	1,696

Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB)
5.700%, 05/15/33	1,000	1,091
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/10 @ 100 (PSFG) (GO)
5.500%, 02/15/18 (b)	4,000	4,423
Donna Independent School District, Callable 02/15/15 @ 100 (GO) (GTY) (PSFG)
5.000%, 02/15/19	1,440	1,566
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO)
5.000%, 02/15/18	1,125	1,212
5.000%, 02/15/19	1,675	1,805
Grapevine Industrial Development, Air Cargo, Callable 01/01/12 @ 101 (AMT) (RB)
6.500%, 01/01/24	495	520
Grapevine-Colleyville Independent School District (GO) (PSFG)
8.250%, 06/15/07	1,440	1,586
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A (RB)
5.750%, 10/01/09	2,895	3,092
Houston Airport Systems, Escrowed to Maturity (RB)
8.200%, 07/01/05 (a)	215	215
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/14 @ 101 (RB)
7.000%, 02/15/23	2,000	2,199
Irving Independent School District, Series A, Zero Coupon Bond (GO) (PSFG)
5.000%, 02/15/09 (c)	5,000	4,448
Kaufman County, Callable 02/15/12 @ 100 (FSA) (GO)
5.000%, 02/15/17	1,000	1,081
Keller Independent School District, Callable 08/15/11 @ 100 (GO) (PSFG)
5.375%, 08/15/14	2,000	2,220
Mission Independent School District (GO) (GTY) (PSFG)
5.000%, 02/15/15	1,430	1,585
North Harris Montgomery Community College District, Callable 02/15/12 @ 100 (FGIC) (GO)
5.375%, 02/15/15	2,535	2,806
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 12/01/05 @ 60.057 (MBIA) (RB)
3.780%, 06/01/12 (a) (c)	1,465	1,141
Port Houston Authority, Harris County, Series B, Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
5.500%, 10/01/12	2,405	2,649
Richardson Hospital Authority (RB)
5.500%, 12/01/13	1,290	1,418
Richardson Hospital Authority, Callable 12/01/13 @100 (RB)
5.500%, 12/01/14	1,310	1,428
Sam Rayburn Municipal Power Agency, Callable until 08/31/10 @ 100, Partially Pre-refunded 09/01/09 @ 100 (MBIA) (RB)
6.000%, 09/01/10 (b)	1,420	1,581
San Antonio Electric & Gas, Series A, Callable 02/01/09 @ 101 (RB)
5.250%, 02/01/13	2,135	2,308
Santa Fe Independent School District, Callable 02/15/13 @ 100 (GO) (GTY) (PSFG)
4.250%, 02/15/15	1,365	1,416
Texas State Public Finance Authority, Parks & Wildlife Projects, Callable until 07/31/08 @ 100 (AMBAC) (MLO) (RB)
6.000%, 08/01/08	1,000	1,070
Tyler Health Facilities, Mother Frances Hospital (RB)
5.250%, 07/01/12	1,000	1,081
United Independent School District (GO) (PSFG)
5.000%, 08/15/15	1,000	1,111
		60,675

Utah — 0.9%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 07/01/05 @ 102 (AMBAC) (GO)
10.900%, 01/01/10 (a)	1,310	1,564
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC) (RB)
5.000%, 07/01/15	2,500	2,777
South Jordan, Sales Tax, Callable 08/15/11 @ 100 (AMBAC) (RB)
5.500%, 08/15/18	1,000	1,112
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable 07/01/05 @ 102 (FHA) (RB) (VA)
6.300%, 01/01/18	75	76
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/06 @ 102 (FHA) (RB) (VA)
5.950%, 07/01/08	670	697
		6,226

Virginia — 0.8%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (RB)
5.000%, 07/15/18	1,845	2,065
Riverside Regional Jail Authority, Callable 07/01/05 @ 102 (MBIA) (RB)
5.700%, 07/01/08	905	925
Riverside Regional Jail Authority, Pre-refunded 07/01/05 @ 102 (MBIA) (RB)
5.700%, 07/01/08 (b)	1,095	1,117
Virginia State Peninsula Regional Jail Authority, Pre-refunded 10/01/05 @ 101 (MBIA) (RB)
5.300%, 10/01/09 (b)	1,000	1,017
		5,124

Washington — 4.6%
Clark County School District #37, Vancouver (FSA) (GO)
5.250%, 12/01/14	1,515	1,715
Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/07 @ 103 (RB)
5.100%, 07/01/09 (b)	1,850	1,964
5.200%, 07/01/10 (b)	1,950	2,073
Energy Northwest, Wind Project, Callable 07/01/14 @ 100 (MBIA) (RB)
4.500%, 07/01/15	1,000	1,063
King County (AMBAC) (GO)
5.000%, 12/01/12	2,000	2,206
King County, Series B, Callable 12/01/07 @ 102 (GO)
5.850%, 12/01/13	2,035	2,219
King County, Series B, Pre-refunded 12/01/07 @ 102 (GO)
5.850%, 12/01/13 (b)	965	1,052
Pierce County School District #320, Sumner (GO)
6.000%, 12/01/06	255	262
Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT) (RB)
5.000%, 12/01/07	1,000	1,045
Snohomish County, Callable 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/19	5,000	5,535
Snohomish County Housing Authority, Callable 04/01/06 @ 100 (RB)
6.300%, 04/01/16	1,035	1,047
Spokane County School District #081, Callable 06/01/15 @ 100 (GO) (MBIA) (SBG)
0.000%, 06/01/16 (e)	1,000	907
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (GO)
5.030%, 12/01/14 (c)	5,690	3,912
Washington State Public Power Supply System, Nuclear Project #2, Series A, Callable 07/01/06 @ 102 (AMBAC) (RB)
5.700%, 07/01/11	1,000	1,048
Washington State, Series C (GO)
5.500%, 07/01/14	2,275	2,611
Washington State, Series S-5, Zero Coupon Bond (FGIC) (GO)
5.830%, 01/01/16 (c)	3,000	1,949
		30,608

West Virginia — 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity (RB)
7.400%, 08/15/10 (a)	1,675	2,010

Wisconsin — 2.3%
Door County, Series A, Callable 09/01/11 @ 100 (FGIC) (GO)
5.125%, 09/01/16	1,720	1,880
Middleton-Cross Plains Area School District (FSA) (GO)
5.000%, 04/01/16	1,195	1,331
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/09 @ 101 (RB)
5.500%, 02/15/20	1,500	1,556
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB)
5.750%, 12/01/19	2,000	2,008
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/14 @ 100 (RB)
5.375%, 05/01/18	1,250	1,337
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B (RB)
6.250%, 02/15/09	500	541
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB)
5.500%, 02/15/13	850	909

Wisconsin State Health & Educational Facilities Authority, Monroe Clinic (RB)
4.450%, 02/15/06	925	933
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB)
6.125%, 04/01/24	1,500	1,521
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB)
5.750%, 08/15/11	645	718
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/14 @ 100 (RB)
5.000%, 12/01/15	1,450	1,602
Wisconsin State Health & Educational Facilties Authority, Vernon Memorial Healthcare Project (RB)
4.650%, 03/01/15	1,150	1,165
		15,501

Wyoming — 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/13 @ 100 (AMT) (RB)
4.125%, 11/01/25	2,250	2,232

Convertible Bonds - 2.0%
Chicago, Series A, Convertible, Zero Coupon Bond (GO) (MBIA)
3.489%, 01/01/16 (c)	2,000	1,724
Cook County High School District #209, Proviso Township, Convertible, Zero Coupon Bond (FSA) (GO)
4.210%, 12/01/16 (c)	1,000	982
The E-470 Public Highway Authority, Series C, Convertible, Zero Coupon Bond (MBIA) (RB)
4.250%, 09/01/17 (c)	1,500	1,222
Fayette County School District, Convertible, Zero Coupon Bond (FSA) (GO)
4.150%, 03/01/14 (c)	500	413
4.250%, 03/01/15 (c)	265	219
4.350%, 03/01/16 (c)	300	248
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond (AMBAC) (RB)
4.750%, 06/15/13 (c)	1,405	1,218
Illinois Sports Facilities Authority, Convertible, Zero Coupon Bond, Callable 06/15/15 @ 101 (AMBAC) (RB)
5.100%, 06/15/16 (c)	1,620	1,432
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible, Zero Coupon Bond (FGIC) (MBIA) (RB)
5.200%, 06/15/17 (c)	1,000	791
Miami-Dade County Special Obligations, Capital Appreciation & Income, Series A, Convertible, Zero Coupon Bond, Callable 10/01/17 @ 100 (MBIA) (RB)
4.420%, 10/01/21 (c) (e)	1,410	1,014
Montgomery BMC Special Care Facilities Finance Authority, Series A-2, Convertible, Zero Coupon, Callable 11/15/14 @ 100 (MBIA) (RB)
4.400%, 11/15/16 (c)	2,000	1,916
Northwest Parkway Public Highway Authority, Convertible, Zero Coupon Bond (AMBAC) (RB)
5.250%, 06/15/15 (c)	2,750	2,330
		13,509

Total Municipal Bonds (Cost $620,795)		663,815

	SHARES	VALUE (000)+

Affiliated Money Market Fund — 0.3%
First American Tax Free Obligations Fund, Cl Z (g)	2,142,037	2,142

Total Affiliated Money Market Fund (Cost $2,142)		2,142

Total Investments - 99.3% (Cost $622,937)		665,957
Other Assets and Liabilities, Net - 0.7%		4,360
Total Net Assets - 100.0%		$670,317

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)	The rate shown is the effective yield at the time of purchase.

(d)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2005, the value of these investments was $10,961,754 or 1.6% of total net assets.

(e)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future dates(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(f)	Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $4,946,292, or 0.7% of total net assets.

(g)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

ABAG - Association of Bay Area Governments

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT -	Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $34,577,528, which represents 5.2% of total net assets.

Cl - Class

CMI - California Mortgage Insurance Program

COMGTY - Commonwealth Guaranty

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GTY - Assured Guaranty

LOC - Line of Credit

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

MSDCEP - Minnesota School District Credit Enhancement Program

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

SBG - School Bond Guaranty

STAID - State Aid Withholding

VA - Veterans Administration

XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 99.0%
Revenue Bonds - 56.0%
Continuing Care Retirement Community - 0.5%
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101
5.750%, 01/01/21	$1,175	$1,226

Economic Development - 1.6%
Minneapolis Community Development Agency, Series G-3, Callable 12/01/11 @ 100
5.350%, 12/01/21	1,000	1,067
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
6.500%, 08/01/08	1,335	1,411
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
6.625%, 08/01/08	1,210	1,283
		3,761

Education - 5.6%
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
5.000%, 09/01/12	445	478
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
4.500%, 10/01/06	505	513
4.850%, 10/01/09	520	547
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/09 @ 100
5.000%, 10/01/11	500	524
5.000%, 10/01/12	500	522
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/14 @ 100
4.750%, 05/01/18	1,075	1,121
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Pre-refunded 05/01/06 @ 100
5.750%, 11/01/12 (a)	1,375	1,411
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design
5.000%, 05/01/11	250	264
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/07 @ 100
4.875%, 03/01/08	1,000	1,022
5.100%, 03/01/11	2,885	2,941
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
4.200%, 03/01/12	345	357
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/12 @ 100
5.250%, 10/01/22	1,500	1,582
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5 (MBIA)
5.000%, 10/01/11	255	279
Minnesota State Higher Education Facilities Authority, St. John’s University, Series 5, Callable 10/01/11 @ 100 (MBIA)
5.000%, 10/01/12	480	518
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/14 @ 100
5.250%, 10/01/19	530	580
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Callable 04/01/08 @ 100
5.250%, 04/01/12	385	402
		13,061

Healthcare - 17.0%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
5.500%, 06/01/10	435	442
5.650%, 06/01/12	940	952
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
5.375%, 02/15/22	2,045	2,185
Glencoe Health Care Facilities, Callable 04/01/11 @ 101
7.400%, 04/01/21	1,000	1,094
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/08 @ 100 (ACA)
5.000%, 09/15/13	500	516
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/14/13 @ 101 (AMBAC)
5.000%, 11/15/13	1,000	1,008
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
6.000%, 11/15/23	2,500	2,759
5.750%, 11/15/32	1,300	1,403
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
5.000%, 05/15/12 (b)	605	663
Minneapolis Healthcare System, Fairview Health Services, Series B (MBIA)
4.500%, 05/15/11	1,170	1,242
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
5.000%, 02/15/10	3,815	4,107
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/11	280	302
5.500%, 02/01/12	200	217
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/12 @ 101
5.500%, 02/01/15	730	785
Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A, Pre-refunded 11/15/07 @ 102 (MBIA)
5.500%, 11/15/17 (a)	1,195	1,292
5.750%, 11/15/26 (a)	490	533
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
5.400%, 11/15/08	1,000	1,073
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/07 @ 102 (MBIA)
5.500%, 11/15/17	305	327
5.750%, 11/15/26	10	11
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
5.750%, 12/01/15	2,320	2,423
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/06 @ 101
5.750%, 06/01/16	1,360	1,370
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.200%, 03/01/06	645	652
5.300%, 03/01/07	685	702
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/09 @ 102
5.500%, 03/01/10	500	525
Plymouth Health Facilities, Westhealth Project, Series A, Callable until 05/31/06 @ 101 (FSA)
6.200%, 06/01/11	1,360	1,377
Rochester, St. Mary’s Hospital, Escrowed to Maturity, Callable 10/01/05 @ 100
5.750%, 10/01/07 (b)	825	851
St. Cloud Health Care (FSA)
5.500%, 05/01/07	500	524
5.500%, 05/01/08	1,450	1,548
St. Paul Port Authority, Healtheast Midway Campus, Series A
5.250%, 05/01/15	1,500	1,500
St. Paul Port Authority, Healtheast Midway Campus, Series A, Callable 05/01/15 @ 100
5.750%, 05/01/25	2,000	2,018

Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/12	305	310
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100
5.000%, 09/01/17	1,785	1,874
Stillwater Healthcare, Health Systems Obligation Group
4.250%, 06/01/15	300	307
Stillwater Healthcare, Health Systems Obligation Group, Callable 06/01/15 @ 100
4.250%, 06/01/16	760	770
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.250%, 12/01/12	425	437
4.000%, 12/01/13	400	403
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
5.300%, 07/01/17	525	551
5.350%, 07/01/18	590	621
		39,674

Housing - 1.1%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
5.125%, 10/01/20	119	119
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
3.050%, 06/15/34	1,150	1,139
Minneapolis Mortgage, Callable 10/01/05 @ 100
3.607%, 10/01/12	583	300
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 01/31/06 @ 102 (MBIA)
5.450%, 08/01/07	285	291
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/09 @ 100
5.550%, 07/01/24	595	600
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable until 08/31/05 @ 101 (FNMA)
5.100%, 09/01/07	70	70
		2,519

Lease Revenue - 3.4%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/14 @ 100
5.000%, 02/01/19	1,225	1,297
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/10 @ 100 (MLO)
5.000%, 12/01/11	255	277
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, Callable 06/01/10 @ 100
4.000%, 06/01/12	2,000	2,044
St. Paul Port Authority, Office Building, Callable 12/01/12 @ 100 (MLO)
5.000%, 12/01/19	2,415	2,630
Stearns County Housing & Redevelopment Authority, Series A, Callable 02/01/08 @ 100 (FSA) (MLO)
4.950%, 02/01/09	1,540	1,616
		7,864

Miscellaneous - 0.9%
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
5.450%, 06/01/12	550	605
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/13	1,500	1,545
		2,150

Recreational Facility Authority - 1.4%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2
6.700%, 08/01/07	1,395	1,414
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
7.375%, 08/01/10	1,685	1,774
		3,188

Revolving Funds - 2.3%
Minnesota State Public Facilities Authority, Drinking Water, Series B, Callable 03/01/09 @ 100
5.125%, 03/01/19	2,000	2,137
Minnesota State Public Facilities Authority, Water Pollution Control, Callable 03/01/07 @ 100
5.000%, 03/01/09	590	611
Minnesota State Public Facilities Authority, Water Pollution Control, Pre-refunded 03/01/07 @ 100
5.000%, 03/01/09 (a)	1,410	1,462
Minnesota State Public Facilities Authority, Water Pollution Control, Series A, Callable 03/01/10 @ 100
4.000%, 03/01/11	1,000	1,037
		5,247

Tax Revenue - 2.1%
Bloomington Port Authority, Mall of America Project, Series A (FSA)
4.900%, 02/01/09	1,000	1,067
Childrens Trust Fund, Puerto Rico, Tobacco Settlement
4.000%, 05/15/12	500	502
Minneapolis, St. Anthony Falls Project, Callable until 01/31/17 @ 102
5.000%, 02/01/17	1,040	1,047
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA)
5.000%, 02/01/08 (b)	2,100	2,185
		4,801

Transportation - 6.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/13 @ 100 (MBIA)
5.000%, 01/01/20	2,200	2,380
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
5.750%, 01/01/10	2,880	3,162
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT)
5.500%, 01/01/09	2,500	2,658
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/09 @ 101 (AMT) (FGIC)
5.625%, 01/01/14	1,000	1,078
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/15 @ 100 (FGIC)
4.000%, 01/01/16	430	437
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/11 @ 100 (FGIC)
5.125%, 01/01/20	3,095	3,308
Minnesota Public Facilities Authority Tranportation, Callable 03/01/10 @ 100
5.000%, 03/01/12	970	1,043
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
5.500%, 07/01/13	1,250	1,421
		15,487

Utilities - 13.4%
Chaska Electric, Series A
5.600%, 10/01/08	680	730
5.650%, 10/01/09	720	786
5.650%, 10/01/10	760	840
4.000%, 10/01/12	500	511
4.200%, 10/01/15	1,000	1,023
Chaska Electric, Series A, Pre-refunded 10/01/10 @ 100
5.400%, 10/01/11 (a)	805	893
5.500%, 10/01/12 (a)	845	942
Cohasset Pollution Control, College Allete Project, Callable 07/01/14 @ 100 (RAAI)
4.950%, 07/01/22	2,230	2,309
Northern Minnesota Municipal Power Agency, Electric System (FSA)
5.500%, 01/01/08	2,090	2,225
Princeton Public Utility System, Callable 04/01/12 @ 100
4.100%, 04/01/15	450	455
Rochester Electric Utility, Callable 12/01/10 @ 100
5.000%, 12/01/16	1,150	1,219
Southern Minnesota Municipal Power Agency, Series A (AMBAC)
5.250%, 01/01/14	3,415	3,857

Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/09 @ 101 (AMBAC)
5.000%, 01/01/11	1,270	1,361
Southern Minnesota Municipal Power Agency, Series A, Escrowed to Maturity, Callable until 12/31/05 @ 100 (FGIC)
5.000%, 01/01/06 (b)	995	1,007
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
5.257%, 01/01/20 (c)	3,500	1,872
5.275%, 01/01/21 (c)	5,000	2,547
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/06 @ 102 (AMBAC)
5.500%, 01/01/11	5,000	5,169
5.500%, 01/01/13	2,000	2,067
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/11 @ 100 (AMBAC)
5.500%, 01/01/12	1,360	1,515
		31,328

Total Revenue Bonds		130,306

General Obligations - 40.1%
Anoka County Capital Improvements, Series B
4.550%, 01/01/11	1,960	2,078
Anoka-Hennepin Independent School District #11, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/14	2,000	2,176
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/10 @ 100 (MSDCEP)
5.300%, 02/01/12	1,000	1,097
5.375%, 02/01/13	600	660
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/12	2,845	3,094
Bloomington Independent School District #271, Series B, Callable 02/01/10 @ 100 (MSDCEP)
5.250%, 02/01/11	1,000	1,090
Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
4.500%, 02/01/13	325	350
Burnsville Independent School District #191, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.000%, 02/01/09	1,225	1,288
Cambridge Independent School District #911, Series A, Callable 02/01/15 @ 100 (MSDCEP)
4.000%, 02/01/16	1,060	1,088
Cambridge Independent School District #911, Series B, Zero Coupon Bond, Callable 02/01/18 @ 87 (MSDCEP)
4.710%, 02/01/21 (c)	645	324
Centennial Independent School District #12, Series A, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/14	1,040	1,140
Chaska Independent School District #112, Series A (MSDCEP)
4.800%, 02/01/10	1,120	1,203
Crow Wing County, Series A (MBIA)
4.500%, 02/01/14	1,480	1,598
Dakota County Capital Improvements, Series C
4.850%, 02/01/10	1,000	1,078
Elk River Independent School District #728, Series A, Callable 02/01/11 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/18	1,000	1,078
Farmington Independent School District #192, Callable 06/01/13 @ 100 (MSDCEP)
4.000%, 06/01/16	2,830	2,894
Hastings Independent School District #200, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.000%, 02/01/11	1,095	1,154
Lakeville Independent School District #194, Callable 02/01/09 @ 100 (MSDCEP)
5.000%, 02/01/16	2,000	2,117
Lakeville Independent School District #194, Series A, Callable 02/01/08 @ 100 (MSDCEP)
5.125%, 02/01/22	1,000	1,054
Lakeville Independent School District #194, Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/22	2,435	2,639

Minneapolis, Callable 12/01/11 @ 100
5.000%, 12/01/12	3,600	3,951
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/11 @ 100
5.000%, 03/01/13	1,890	2,105
Minneapolis School District #1 (MSDCEP)
4.500%, 02/01/08	1,450	1,512
Minnesota State, Callable 08/01/07 @ 100
4.800%, 08/01/11	2,010	2,090
4.850%, 08/01/12	4,420	4,601
Moorhead Independent School District #152 (MSDCEP)
5.000%, 04/01/12	1,220	1,346
Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/15	3,450	3,754
5.000%, 04/01/16	2,510	2,728
Moorhead Independent School District #152, Callable 04/01/14 @ 100 (MSDCEP)
4.000%, 04/01/15	1,100	1,138
Mounds View Independent School District #621, Series A (MSDCEP)
5.250%, 02/01/10	1,230	1,347
Mounds View Independent School District #621, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.250%, 02/01/12	1,000	1,098
5.350%, 02/01/16	1,000	1,103
Mounds View Independent School District #621, Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/18	2,340	2,536
5.000%, 02/01/19	2,565	2,780
Northfield Independent School District #659, Callable 02/01/11 @ 100 (MSDCEP)
4.600%, 02/01/13	1,100	1,174
5.000%, 02/01/15	1,295	1,406
Pequot Lakes Independent School District #186, Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/18	500	546
Perham, Callable 05/01/11 @ 100 (AMT)
5.850%, 05/01/15	1,205	1,287
Pipestone-Jasper Independent School District #2689, Callable 03/01/09 @ 100 (FGIC) (MSDCEP)
5.400%, 03/01/13	1,095	1,188
Puerto Rico Commonwealth (MBIA)
6.000%, 07/01/14	1,605	1,928
Puerto Rico Commonwealth, Series A (XLCA)
5.500%, 07/01/17	1,000	1,173
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100
5.000%, 07/01/18	1,000	1,047
Ramsey County, Series D
5.000%, 02/01/14	2,000	2,241
Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
5.000%, 02/01/16	1,000	1,060
Robbinsdale Independent School District #281, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/19	1,160	1,257
5.000%, 02/01/20	1,215	1,298
Rochester Independent School District #535, Series A, Callable 02/01/11 @ 100 (MSDCEP)
5.000%, 02/01/15	1,595	1,731
St. Louis Park Independent School District #283, Callable 02/01/09 @ 100 (MSDCEP)
5.250%, 02/01/10	1,500	1,614
5.600%, 02/01/15	725	782
St. Michael Independent School District #885, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/14	1,690	1,852
5.000%, 02/01/17	1,000	1,084
St. Paul, Series A, Callable 03/01/09 @ 100
5.000%, 03/01/10	1,180	1,261
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
5.700%, 02/01/13 (c)	1,055	766

Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 94.63 (FSA)
5.753%, 02/01/12 (c)	1,790	1,384
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
5.500%, 02/01/08	1,000	1,016
South Washington County, Independent School District #833, Series A (MSDCEP)
5.500%, 02/01/09	500	544
South Washington County, Independent School District #833, Series B, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/15	1,030	1,119
Stillwater Independent School District #834, Callable 02/01/09 @ 100 (MSDCEP)
4.750%, 02/01/11	2,140	2,255
Worthington Independent School District #518, Callable 02/01/14 @ 100 (FSA) (MSDCEP)
4.000%, 02/01/16	1,045	1,070
Total General Obligations		93,372

Certificates of Participation - 2.9%
Hennepin County (MLO)
4.650%, 11/15/08	1,000	1,056
Hennepin County, Callable 11/15/08 @ 100 (MLO)
5.375%, 11/15/09	2,280	2,449
Minneapolis Special School District #1, Series A, Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
5.900%, 02/01/11 (a)	2,150	2,191
Northeast Metropolitan Intermediate School District #916, Callable 01/01/14 @ 100 (MLO)
4.250%, 01/01/15	1,000	1,018
Total Certificates of Participation		6,714

Total Municipal Bonds (Cost $217,899)		230,392

	SHARES	VALUE (000)+

Money Market Fund - 0.4%
Federated Minnesota Municipal Cash Trust	1,083,846	1,084

Total Money Market Fund (Cost $1,084)		1,084

Total Investments - 99.4% (Cost $218,983)		231,476
Other Assets and Liabilities, Net - 0.6%		1,305
Total Net Assets - 100.0%		$232,781

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)	The rate shown is the effective yield at the time of purchase.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $12,137,498, which represents 5.2% of total net assets.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
RAAI - Radian Asset Assurance Inc.
XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Minnesota Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 96.2%
Revenue Bonds - 78.3%
Continuing Care Retirement Communities - 1.7%
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/09 @ 101
5.500%, 12/01/29	$1,750	$1,832
Sauk Rapids Health Care & Housing Facilities, Good Shepherd Lutheran Home, Callable 01/01/12 @ 101
6.000%, 01/01/34	900	944
		2,776

Economic Development - 4.6%
Minneapolis Community Development, Series G-3, Callable 12/01/11 @ 100
5.450%, 12/01/31	3,250	3,467
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,000	1,077
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,385	1,473
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/08 @ 102 (AMT)
7.250%, 08/01/20	1,120	1,191
Minnesota Agriculture & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/10 @ 100 (AMT)
5.550%, 08/01/16	500	520
		7,728

Education - 5.8%
Golden Valley, The Breck School, Callable 10/01/09 @ 100
5.750%, 10/01/14	1,000	1,093
Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
5.450%, 09/01/21	2,000	2,141
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4-F1, Callable 05/01/06 @ 102
6.250%, 05/01/23	1,500	1,553
Minnesota State Higher Education Facilities Authority, Carleton College, Pre-refunded 11/01/07 @ 100
5.400%, 11/01/15 (a)	1,500	1,589
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Pre-refunded 05/01/06 @ 100
5.750%, 11/01/12 (a)	1,050	1,077
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/10 @ 100
6.625%, 05/01/20	1,000	1,098
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 07/01/05 @ 100
5.750%, 01/01/13	525	530
University of Minnesota, Series A
5.500%, 07/01/21	500	592
		9,673

Healthcare - 25.1%
Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/06 @ 102
5.625%, 09/01/15	1,600	1,663
Chisago Health Facilities Authority, Pleasant Heights Project, Callable 07/01/05 @ 102
7.300%, 07/01/25	400	408
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
6.000%, 06/01/29	3,000	3,003

Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
5.250%, 02/15/28	1,000	1,052
5.250%, 02/15/33	1,000	1,049
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 10/31/05 @ 102
7.000%, 11/01/19	1,000	1,012
Fergus Falls Health Care Facilities Authority, Lake Region Hospital, Long Term Care Facilities Project, Callable 12/01/05 @ 102
6.500%, 12/01/25	2,000	2,056
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/11 @ 101
7.500%, 04/01/31	1,700	1,843
Marshall Minnesota Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/13 @ 100
5.250%, 11/01/16	305	328
5.850%, 11/01/23	875	964
Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health, Series A, Pre-refunded 08/15/05 @ 102 (FSA)
5.600%, 08/15/12 (a)	250	256
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
6.000%, 11/15/23	1,500	1,656
5.750%, 11/15/32	2,400	2,589
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/10 @ 101 (MBIA)
5.250%, 02/15/15	2,000	2,171
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
5.500%, 11/15/11	500	537
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/07 @ 102 (MBIA)
5.500%, 11/15/17	205	220
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/10 @ 101
6.375%, 11/15/29	125	138
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Pre-refunded 11/15/07 @ 102 (MBIA)
5.500%, 11/15/17 (a)	795	860
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Pre-refunded 11/15/10 @ 101
6.375%, 11/15/29 (a)	3,875	4,511
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/09 @ 100
5.750%, 12/01/19	1,000	1,025
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
6.200%, 12/01/22	1,000	1,069
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/06 @ 101
6.000%, 06/01/29	1,900	1,915
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/09 @ 102
5.750%, 03/01/15	1,600	1,678
Olmstead County, Hiawatha Homes Project, Callable 07/01/05 @ 100
6.500%, 07/01/16	170	170
Stillwater Healthcare, Health Systems Obligation Group, Callable 06/01/15 @ 100
5.000%, 06/01/35	1,000	1,036
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/14 @ 100
5.500%, 07/01/25	2,000	2,160
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/09 @ 100
5.250%, 05/15/18	500	515
St. Paul Port Authority, Healtheast Midway Campus, Series A, Callable 05/01/15 @ 100
5.875%, 05/01/30	900	907
St. Paul Port Authority, Healtheast Midway Campus, Series B, Callable 05/01/15 @ 100
6.000%, 05/01/30	1,800	1,817

Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100
5.250%, 09/01/34	2,000	2,090
Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
6.000%, 07/01/34	1,000	1,076
		41,774

Housing - 12.1%
Austin Housing & Redevelopment Authority, Courtyard Residence Project, Series A, Callable 01/01/06 @ 102
7.250%, 01/01/26	500	513
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/11 @ 102 (GNMA)
5.900%, 04/20/42	2,000	2,149
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/07 @ 104
5.700%, 08/20/22	1,000	1,056
Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/08 @ 102 (GNMA)
5.500%, 01/20/18	500	522
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
3.050%, 06/15/34	2,000	1,981
Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/07 @ 102 (GNMA)
5.600%, 11/20/17	500	522
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/07 @ 102
6.250%, 04/01/15	500	522
Maplewood Multifamily Housing, Carefree Cottages II, Callable 04/15/14 @ 100 (AMT) (FNMA)
4.800%, 04/15/34	2,000	2,028
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/11 @ 100 (AMT)
5.650%, 07/01/33	995	1,043
Minnesota State Housing Finance Agency, Residential Housing, Series B-1-RMK, Callable 07/01/11 @ 100 (AMT)
5.350%, 07/01/33	1,390	1,437
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/11 @ 100 (AMT)
5.400%, 07/01/30	2,770	2,874
Minnesota State Housing Finance Agency, Series A, Callable 08/01/11 @ 100
3.850%, 02/01/13	1,430	1,448
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/09 @ 100 (AMT)
6.100%, 07/01/30	495	501
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA)
6.250%, 11/20/25	1,500	1,570
St. Louis Park, Multifamily Housing, Knollwood Apartments, Callable 12/01/05 @ 102 (FHA)
6.250%, 12/01/28	500	513
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/08 @ 102 (FHA) (GNMA)
5.250%, 11/01/20	500	521
White Bear Lake, Lake Square Housing, Lake Square, Series A, Callable 02/01/07 @ 102 (FHA)
6.000%, 08/01/20	1,020	1,059
		20,259

Lease Revenue - 3.4%
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/10 @ 100
4.900%, 02/01/15	850	889
5.000%, 02/01/16	895	936
5.100%, 02/01/17	900	943
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100
5.750%, 08/01/27	1,000	1,108
St. Paul Port Authority, Office Building at Robert St.-3-11
4.000%, 12/01/13	1,695	1,753
		5,629

Miscellaneous - 6.0%
Little Canada Commercial Development, RLF Minnesota Project, Callable 10/01/05 @ 100 (MLO)
7.100%, 04/01/13	1,150	1,154
Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
5.875%, 06/01/27	7,000	7,735
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/13	1,130	1,164
		10,053

Recreational Facility Authority - 2.5%
Moorhead, Golf Course, Series B, Callable 12/01/08 @ 100
5.875%, 12/01/21	2,000	2,056
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
7.375%, 08/01/29	2,000	2,107
		4,163

Tax Revenue - 0.3%
Duluth Economic Development Authority
8.000%, 08/01/08	180	189
Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102
5.750%, 02/01/27	300	303
		492

Transportation - 2.7%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/10 @ 101 (FGIC)
5.750%, 01/01/32 (a)	3,000	3,369
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/15 @ 100 (AMBAC) (AMT)
5.000%, 01/01/19	1,000	1,090
		4,459

Utilities - 14.1%
Chaska Electric, Series A, Callable 10/01/10 @ 100
6.100%, 10/01/30	45	50
Chaska Electric, Series A, Pre-refunded 10/01/10 @ 100
6.100%, 10/01/30 (a)	4,955	5,665
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
6.650%, 01/01/19 (b)	4,000	2,246
6.700%, 01/01/24 (b)	12,000	5,258
5.800%, 01/01/25 (b)	7,000	2,928
5.600%, 01/01/26 (b)	8,300	3,300
5.151%, 01/01/27 (b)	3,000	1,131
Western Minnesota Municipal Power Agency, Callable 01/01/11 @ 100 (AMBAC)
5.500%, 01/01/14	1,545	1,715
5.500%, 01/01/15	550	606
Western Minnesota Municipal Power Agency, Escrowed to Maturity (MBIA)
9.750%, 01/01/16 (c)	410	616
		23,515

Total Revenue Bonds		130,521

General Obligations - 17.9%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP)
5.750%, 02/01/17 (d)	1,000	1,116
Becker Independent School District #726, Series A, Crossover Refunded 02/01/10 @ 100 (FSA) (MSDCEP)
6.000%, 02/01/21 (d)	1,000	1,123
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/09 @ 100 (FSA) (MSDCEP)
5.700%, 02/01/18 (d)	1,000	1,093
Chaska Independent School District #112, Series B, Crossover Refunded 02/01/06 @ 100 (MSDCEP)
5.875%, 02/01/11 (d)	1,000	1,018
6.000%, 02/01/16 (d)	3,025	3,082
Columbia Heights Independent School District #13, Crossover Refunded 02/01/07 @ 100 (MSDCEP)
5.250%, 02/01/15 (d)	1,000	1,034

Delano Independent School District #879, Series A, Callable 02/01/11 @ 100 (FSA) (MSDCEP)
5.875%, 02/01/25	1,000	1,116
Minneapolis Sports Arena, Callable 04/01/08 @ 100
5.100%, 04/01/13	500	528
5.100%, 10/01/13	250	264
Minneapolis Sports Arena, Series B, Callable 09/01/05 @ 100
5.200%, 03/01/13	400	402
Minnesota State
4.000%, 08/01/11	9,000	9,427
North St. Paul Independent School District #622, Series B, Crossover Refunded 05/01/06 @ 100 (MSDCEP)
5.850%, 05/01/17 (d)	500	512
Perham, Disposal System, Callable 05/01/11 @ 100 (AMT)
6.000%, 05/01/22	1,500	1,611
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33	1,000	1,076
St. Louis Park Independent School District #283, Crossover Refunded 02/01/09 @ 100 (MSDCEP)
5.700%, 02/01/17 (d)	2,000	2,164
Sauk Rapids Independent School District #47, Series A, Callable 02/01/11 @ 100 (MBIA)
5.750%, 02/01/23	2,000	2,225
Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/07 @ 100
5.500%, 02/01/17 (d)	2,000	2,075
Total General Obligations		29,866

Total Municipal Bonds (Cost $149,192)		160,387

	SHARES	VALUE (000)+

Money Market Fund - 2.6%
Federated Minnesota Municipal Cash Trust	4,288,967	4,289

Total Money Market Fund (Cost $4,289)		4,289

Total Investments - 98.8% (Cost $153,481)		164,676
Other Assets and Liabilities, Net - 1.2%		2,074
Total Net Assets - 100.0%		$166,750

+                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)          Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)         The rate shown is the effective yield at the time of purchase.

(c)          Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(d)         Crossover Refunded securities are backed by the credit of the refunding issuer.  These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

AMT -         Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $16,826,590, which represents 10.1% of total net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Missouri Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.9%
Revenue Bonds - 73.0%
Continuing Care Retirement Communities - 2.1%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/14 @ 100
5.250%, 02/01/24	$2,000	$2,097
Illinois Financing Authority, Friendship Village, Schaumburg, Series A, Callable 02/15/15 @ 100
5.375%, 02/15/25 (a)	1,800	1,786
		3,883

Education - 9.3%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/11 @ 100
5.000%, 11/01/19	2,540	2,761
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/11 @ 100
5.125%, 06/15/41	2,150	2,254
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/13 @ 100
5.000%, 02/15/33	1,000	1,058
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/15 @ 100
5.000%, 02/15/19	1,465	1,608
Northwest Missouri State University Housing, Callable 06/01/13 @ 100 (MBIA)
5.000%, 06/01/16	650	708
University of Missouri, Pre-refunded 11/01/07 @ 101
5.500%, 11/01/21 (b)	3,000	3,213
5.800%, 11/01/27 (b)	5,000	5,389
		16,991

Healthcare - 15.3%
Boone County Hospital, Callable 08/01/12 @ 100
5.050%, 08/01/20	1,200	1,253
Boone County Hospital, Callable 08/01/14 @ 100
5.000%, 08/01/16	670	715
Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/12 @ 100
5.625%, 06/01/22	1,500	1,587
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/15 @ 102
5.500%, 02/15/24	2,000	2,149
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/12 (c)	3,310	3,998
Missouri State Health & Educational Facilities Authority, Freeman Hospital Project, Series A, Callable 02/15/06 @ 100 (FSA)
5.375%, 02/15/14	1,000	1,012
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
4.250%, 08/15/13	735	765
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/14 @ 100 (RAAI)
5.000%, 08/15/19	2,300	2,436
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/12	515	542
Missouri State Health & Educational Facilities Authority, SSM Health Care System, Series A, Callable 06/01/08 @ 101 (MBIA)
5.000%, 06/01/12	2,000	2,102
5.000%, 06/01/18	2,000	2,078
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
5.000%, 11/15/14	3,000	3,303
North Kansas City Hospital, Series A, Callable 11/15/13 @ 100 (FSA)
5.000%, 11/15/21	250	268
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/13 @ 100
6.625%, 11/15/35	500	514

University Health Facilities, University of Missouri Health System, Series A, Callable 11/01/06 @ 102 (AMBAC)
5.600%, 11/01/26	5,000	5,248
		27,970

Housing - 0.8%
University City Industrial Development Authority, Multifamily Housing, Series A, Callable 12/20/05 @ 102
5.950%, 12/20/25	1,400	1,436

Lease Revenue - 14.3%
Clay County, Public Building Authority, Callable 05/15/08 @ 100 (MLO)
5.125%, 05/15/14	2,000	2,116
Jackson County, Public Building Corporation, Callable 12/01/14 @ 100
5.000%, 12/01/19	2,060	2,235
5.000%, 12/01/25	1,000	1,065
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond
5.260%, 04/15/27 (d)	2,000	727
Missouri State Board of Public Buildings, Series A, Callable 10/15/13 @ 100
5.000%, 10/15/27	1,000	1,066
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MLO)
5.000%, 05/01/17	1,000	1,080
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MBIA) (MLO)
5.000%, 05/01/23	2,000	2,133
5.000%, 05/01/24	5,130	5,467
5.125%, 05/01/26	5,000	5,296
Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/12 @ 100 (MLO)
5.000%, 12/01/17	1,000	1,048
5.375%, 12/01/22	750	792
Springfield Public Building, Capital Improvement Project, Callable 03/01/14 @ 100 (AMBAC)
5.000%, 03/01/24	2,000	2,133
St. Louis Missouri Junior College District Building Corporation (AMBAC)
4.000%, 03/01/14	330	341
St. Louis Missouri Junior College District Building Corporation, Callable 03/01/15 @ 100 (AMBAC)
4.100%, 03/01/16	600	615
		26,114

Miscellaneous - 1.6%
Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/11 @ 100
5.250%, 12/01/14	1,000	1,108
Platte County Industrial Development Transportation Authority (MLO)
4.000%, 12/01/14	780	802
Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT)
5.650%, 06/01/37	1,000	1,045
		2,955

Revolving Funds - 14.1%
Missouri State Enviornmental Improvement & Energy Resources Authority, Series A, State Revolving Fund, Pre-refunded 07/01/10 @ 100
5.500%, 07/01/16 (b)	1,875	2,088
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, Drinking Water, Callable 07/01/08 @ 101
5.000%, 01/01/19	2,200	2,333
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/10 @ 100.
5.500%, 07/01/16	620	682
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/09 @ 101
5.250%, 01/01/15	2,180	2,343
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/13 @ 100
5.500%, 07/01/14	2,000	2,272
5.500%, 07/01/18	1,400	1,580

Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, State Revolving Fund Program, Callable 01/01/13 @ 100
5.000%, 01/01/17	600	652
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
5.375%, 07/01/14	2,400	2,763
5.375%, 07/01/15	1,500	1,734
5.375%, 07/01/16	2,000	2,324
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/11 @ 100
5.000%, 07/01/23	6,655	7,124
		25,895

Tax Revenue - 0.6%
Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/15 @ 100
5.250%, 05/01/20	1,000	1,038

Transportation - 9.3%
Missouri State Highways & Transportation Road, Series A
5.000%, 02/01/11	5,000	5,474
Missouri State Highways & Transportation Road, Series A, Callable 02/01/11 @ 100
5.250%, 02/01/20	5,000	5,396
Missouri State Highways & Transportation Road, Series A, Callable 02/01/12 @ 100
5.125%, 02/01/17	1,000	1,091
5.000%, 02/01/22	3,725	3,976
St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/12 @ 100 (MBIA)
5.375%, 07/01/21	1,000	1,094
		17,031

Utilities - 5.6%
Kansas City Water, Series A, Callable 12/01/08 @ 101
5.000%, 12/01/11	4,390	4,703
Kansas City Water, Series B, Callable 12/01/06 @ 101
5.000%, 12/01/16	2,200	2,278
Metropolitan St. Louis Sewer District, Series A, Callable 05/01/14 @ 100 (MBIA)
5.000%, 05/01/23	1,075	1,156
Missouri State Development Financial Board, Independence Water Systems, Callable 11/01/14 @ 100 (AMBAC)
5.000%, 11/01/24	1,000	1,073
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
4.000%, 01/02/12	1,000	1,023
		10,233
Total Revenue Bonds		133,546

General Obligations - 24.0%
Chesterfield, Callable until 02/14/17 @ 100
4.000%, 02/15/17	1,680	1,720
Columbia School District, Callable 03/01/07 @ 100
6.300%, 03/01/11	365	385
Hazelwood School District, Missouri: Direct Deposit Program, Series A, Callable 03/01/15 @ 100 (FGIC) (STAID)
5.000%, 03/01/17	1,820	2,017
Independence School District, Missouri Direct Deposit Program, Callable 03/01/13 @ 100 (MBIA) (STAID)
5.000%, 03/01/20	1,240	1,345
Jefferson City School District, Series A
6.700%, 03/01/11	1,000	1,137
Missouri State, Fourth State Building, Series A, Pre-refunded 08/01/06 @ 100
5.400%, 08/01/09 (b)	2,000	2,060
Missouri State Water Pollution Control, Series A, Pre-refunded 08/01/06 @ 100
5.750%, 08/01/18 (b)	2,085	2,155
North Kansas City School District, Callable 03/01/11 @ 100
5.000%, 03/01/16	1,265	1,366
O’Fallon, Callable 03/01/14 @ 100 (AMBAC)
4.000%, 03/01/15	1,125	1,164
Platte County School District #R-3, Callable 03/01/14 @ 100 (MBIA)
5.000%, 03/01/24	1,000	1,073
Puerto Rico Municipal Finance Agency, Callable 08/01/09 @ 101
5.500%, 08/01/23	3,000	3,267

Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33	1,000	1,076
Riverview Gardens School District, Missouri Direct Deposit Program, Callable 04/01/14 @ 100 (FSA) (STAID)
4.000%, 04/01/16	1,000	1,018
St. Charles County, Francis Howell School District, Missouri Direct Deposit Program (FGIC) (STAID)
5.250%, 03/01/18	2,095	2,405
St. Joseph School District, Missouri Direct Deposit Program (FSA) (STAID)
5.250%, 03/01/17	1,500	1,725
St. Louis County
5.000%, 02/01/12	3,250	3,598
St. Louis County Rockwood School District #R-6, Callable 02/01/11 @ 100
5.000%, 02/01/13	3,000	3,264
St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/13 @ 100
5.000%, 02/01/14	2,000	2,208
St. Louis County School District, Series A (FSA)
5.000%, 03/01/14	2,000	2,229
St. Louis County School District, Series A, Callable 03/01/14 @ 100
5.000%, 03/01/16	1,000	1,102
St. Louis Public Safety, Pre-refunded 08/15/09 @ 100 (FGIC)
5.125%, 02/15/17 (b)	4,185	4,531
Wentzville School District #R-4, Callable 03/01/08 @ 100 (FSA)
5.100%, 03/01/18	3,000	3,147
Total General Obligations		43,992

Certificates of Participation - 1.9%

Fenton, Callable 09/01/13 @ 100 (MBIA) (MLO)
3.900%, 09/01/15	1,275	1,284
Mehlville School District #R-9 (FSA)
5.000%, 09/01/15	2,000	2,221
Total Certificates of Participation		3,505

Total Municipal Bonds (Cost $170,529)		181,043

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 0.6%
First American Tax Free Obligations Fund, Cl Z (e)	1,149,532	1,150

Total Affiliated Money Market Fund (Cost $1,150)		1,150

Total Investments - 99.5% (Cost $171,679)		182,193
Other Assets and Liabilities, Net - 0.5%		817
Total Net Assets - 100.0%		$183,010

+                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)          Security purchased on a when-issued basis. On June 30, 2005 the total cost of investments purchased on a when-issued basis was $1,776,692 or 1.0% of total net assets.

(b)         Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)          Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(d)         The rate shown is the effective yield at the time of purchase.

(e)          Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT -         Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $1,045,170, which represents 0.6% of total net assets.

Cl - Class

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Nebraska Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.8%
Revenue Bonds - 74.3%
Education - 18.7%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100
5.350%, 12/15/18	$650	$673
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
5.000%, 09/01/09	500	532
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/10 @ 100
5.200%, 10/01/20	350	360
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/12 @ 100 (RAAI)
5.000%, 04/01/17	605	638
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/12 @ 100
5.250%, 01/01/15	1,045	1,149
University of Nebraska Facilities, Medical Center Research Project, Callable 02/15/12 @ 100
5.000%, 02/15/15	500	540
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/08 @ 100
5.250%, 07/15/11	1,000	1,063
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/14 @ 100
5.000%, 11/01/15	500	543
University of Nebraska, Lincoln Project, Callable 06/01/15 @ 100
4.500%, 06/01/25 (a)	500	504
University of Nebraska, Lincoln Student Fees, Callable 01/01/13 @ 100
5.000%, 07/01/22	750	794
University of Nebraska, Omaha Student Housing Project, Callable 11/24/13 @ 100
5.000%, 05/15/23	500	540
		7,336

Healthcare - 16.0%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC)
4.900%, 09/01/09	750	791
Douglas County Hospital Authority #2, Nebraska Medical Center
5.000%, 11/15/16	700	755
Lancaster County Hospital Authority, BryanLGH Medical Center Project, Callable 06/01/11 @ 100 (AMBAC)
5.000%, 06/01/19	500	527
5.125%, 06/01/21	1,200	1,269
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/12 @ 100 (RAAI)
5.500%, 07/01/21	1,000	1,072
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI)
5.200%, 11/15/16	250	267
5.300%, 11/15/17	805	863
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/10 @ 101 (RAAI)
5.850%, 05/01/14	650	711
		6,255

Housing - 4.1%
Nebraska Investment Finance Authority, Multifamily Housing (GNMA)
4.625%, 07/20/12	410	423
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/11 @ 100 (AMT)
5.150%, 03/01/16	445	460
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/11 @ 100 (GNMA)
5.150%, 11/20/22	695	724
		1,607

Lease Revenue - 1.9%
Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO)
6.000%, 02/01/06	750	764
		764

Miscellaneous - 0.9%
Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101
5.900%, 11/01/27	300	331

Recreational Facility Authority - 9.2%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Pre-refunded 09/01/09 @100
5.650%, 09/01/11 (b)	1,000	1,102
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable 04/13/15 @ 100
4.750%, 09/01/24	1,115	1,131
Omaha Convention Hotel Corporation, Series A, Callable 04/01/12 @ 100 (AMBAC)
5.500%, 04/01/16	275	307
5.125%, 04/01/26	1,000	1,059
		3,599

Revolving Funds - 3.8%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/09 @ 100
4.500%, 01/01/10	115	119
5.150%, 01/01/16	580	604
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/12 @ 100
4.750%, 07/01/19	750	778
		1,501

Tax Revenue - 2.4%
Omaha Special Tax Revenue, Series A, Callable 02/01/12 @ 101
5.125%, 02/01/32	500	533
Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100
5.000%, 12/15/19	400	409
		942

Utilities - 17.3%
Alliance Electrical Systems, Callable 06/15/08 @ 100 (AMBAC)
5.000%, 12/15/14	260	274
5.100%, 12/15/15	460	486
Cuming County Public Power District, Callable 05/15/06 @ 100
5.600%, 05/15/21	250	253
Elkhorn Rural Public Power District Electrical Systems, Callable 03/01/15 @ 100 (AMBAC)
4.750%, 09/01/25	600	624
Grand Island Electrical Systems, Callable 06/27/11 @ 100 (MBIA)
5.125%, 08/15/16	750	818
Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA)
5.000%, 01/01/15	1,000	1,083
5.000%, 01/01/16	750	811

Lincoln Electrical Systems, Callable 09/01/11 @ 100
5.000%, 09/01/15	500	544
Lincoln Electrical Systems, Callable 09/01/13 @ 100
5.000%, 09/01/26	250	266
Loup River Public Power District, Callable 12/01/09 @ 100 (AMBAC)
4.000%, 12/01/12	500	513
Omaha Public Power District, Series A, Callable 02/01/10 @ 100
5.000%, 02/01/17	155	168
5.200%, 02/01/22	630	688
Omaha Public Power Electrical Systems, Escrowed to Maturity
6.200%, 02/01/17 (c)	210	251
		6,779
Total Revenue Bonds		29,114

General Obligations - 21.1%
Dawson County School District, Callable 06/15/06 @ 102
5.100%, 12/15/16	365	381
Douglas County School District #017, Millard Public Schools, Series A, Callable 05/15/10 @100 (FSA)
4.500%, 06/15/25	750	755
Douglas County School District #54, Ralston Public Schools, Callable 08/15/11 @ 100 (FSA)
5.000%, 12/15/16	845	917
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/11 @ 100
5.250%, 07/15/19	220	240
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/12 @ 100
5.000%, 01/15/17	750	817
Lincoln County School District #001, North Platte Public Schools, Callable 05/04/15 @100 (FSA)
4.250%, 12/15/20	500	508
Lincoln Storm Sewer & Drainage Systems, Callable 06/01/15 @ 100
4.250%, 06/01/25	250	250
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 08/18/14 @ 100
5.000%, 12/01/22	900	972
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 04/15/15 @ 100
4.500%, 10/15/26	750	758
Omaha, Series A
6.500%, 12/01/18	825	1,063
Omaha-Douglas Public Building, Callable 05/01/11 @ 100
4.900%, 05/01/16	500	532
5.100%, 05/01/20	300	322
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
5.250%, 07/01/33	700	753
Total General Obligations		8,268

Certificates of Participation - 3.4%
Western Nebraska Community College, Callable 10/15/07 @ 100
4.700%, 10/15/10	295	303
4.800%, 10/15/11	195	200
4.900%, 10/15/12	250	256
5.000%, 10/15/13	300	307
5.100%, 10/15/14	250	256
Total Certificates of Participation		1,322

Total Municipal Bonds (Cost $36,637)		38,704

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 1.2%
First American Tax Free Obligations Fund, Cl Z (d)	472,568	473

Total Affiliated Money Market Fund (Cost $473)	473

Total Investments - 100.0% (Cost $37,110)	39,177
Other Assets and Liabilities, Net - (0.0)%	(9)
Total Net Assets - 100.0%	$39,168

+    Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)  Security purchased on a when-issued basis.  On June 30, 2005, the total cost of investments purchased on a when-issued basis was $505,560 or 1.3% of total net assets.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations.  These bonds mature at the call date and price indicated.

(c)  Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT -           Alternative Minimum Tax.  As of June 30, 2005, the aggregate market value of securities subject to the AMT was $460,250, which represents 1.2% of total net assets.

Cl - Class

COMGTY - Commonwealth Guaranty

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS June 30, 2005

(unaudited)

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 98.9%
Revenue Bonds - 31.3%
Continuing Care Retirement Communities - 1.4%
Clackamas County Hospital Facilities Authority, Mary’s Woods, Series A, Callable 05/15/09 @ 102
6.125%, 05/15/13	$1,000	$1,064
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable 11/15/05 @ 104
8.000%, 11/15/26	900	936
		2,000

Economic Development - 1.0%
Port Morrow, Callable until 05/31/15 @ 100
6.250%, 06/01/15	1,500	1,502

Education - 5.2%
Multnomah County Educational Facilities, University of Portland, Callable 04/01/07 @ 102 (AMBAC)
5.750%, 04/01/10	2,245	2,397
5.700%, 04/01/15	1,000	1,067
Oregon State Facilities Authority, Linfield College Project, Series A, Callable 10/01/15 @ 100
5.000%, 10/01/25	1,000	1,037
Oregon State Health, Housing, Educational & Cultural Facilities Authority, George Fox University, Series A, Pre-refunded 03/01/07 @ 102 (BA)
5.400%, 03/01/09 (c)	395	420
5.450%, 03/01/10 (c)	415	441
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/06 @ 102
5.375%, 07/01/15	2,000	2,070
		7,432

Healthcare - 5.8%
Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/09 @ 101
5.250%, 02/15/11	2,000	2,156
5.375%, 02/15/12	1,000	1,076
Medford Hospital Facilities Authority, Asante Health Systems, Callable 08/15/08 @ 101 (MBIA)
5.250%, 08/15/11	1,000	1,070
5.375%, 08/15/12	1,000	1,073
Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/14 @ 100
5.250%, 10/01/22	1,000	1,086
Salem Hospital Facilities Authority, Callable 08/15/08 @ 101
5.250%, 08/15/14	1,000	1,061
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/12	690	749
		8,271

Housing - 1.3%
Oregon State Housing & Community Services, Series A
4.900%, 07/01/05	1,075	1,075
Oregon State Housing & Community Services, Series A, Callable until 06/30/06 @ 101
6.400%, 07/01/18	315	318
Oregon State Housing & Community Services, Series A, Callable 07/01/06 @ 102
6.000%, 07/01/16	40	41
Oregon State Housing & Community Services, Series E, Callable 01/01/10 @ 100 (FHA)
5.750%, 07/01/13	440	444
		1,878

Recreational Facility Authority - 0.8%
Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/10 @ 101 (AMBAC)
5.750%, 06/15/15	1,000	1,123

Tax Revenue - 3.3%
Medford Urban Renewal Agency, Callable 01/01/13 @ 101
4.500%, 06/01/13	1,010	1,061
Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/10 @ 100 (FSA)
5.000%, 04/01/12	1,050	1,131
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/10 @ 100
5.125%, 11/15/14 (c)	2,260	2,487
		4,679

Transportation - 4.5%
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/12 @ 100
5.500%, 11/15/16 (c)	1,000	1,140
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/14 @ 100
5.000%, 11/15/24	1,325	1,428
Port Portland Airport, Series 12-A, Callable 01/01/09 @ 101 (FGIC)
5.250%, 07/01/11	1,165	1,251
5.250%, 07/01/12	2,000	2,146
Tri-County Metropolitan Transportation District, Series 1 (MGT)
4.900%, 06/01/09	500	530
		6,495

Utilities - 8.0%
Eugene Electric Utilities, Callable 08/01/06 @ 100 (FSA)
5.375%, 08/01/11	1,195	1,228
Eugene Electric Utilities, Callable 08/01/07 @ 100 (FSA)
5.000%, 08/01/11	1,305	1,360
Eugene Electric Utilities, Callable 08/01/08 @ 100 (FSA)
4.800%, 08/01/13	690	724

Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/10	2,450	2,511
4.800%, 06/01/10	400	410
Tualatin Valley Water District, Callable 06/01/08 @ 100 (FSA)
5.000%, 06/01/12	1,000	1,055
Washington County Clean Water Services (MBIA)
5.000%, 10/01/14	1,000	1,119
Washington County Clean Water Services, Callable 10/01/11 @ 100 (FGIC)
5.125%, 10/01/14	1,790	1,966
Washington County Unified Sewer Agency, Series 1 (FGIC)
5.750%, 10/01/08	1,000	1,089
		11,462
Total Revenue Bonds		44,842

General Obligations - 61.5%
Chemeketa Community College District, Escrowed to Maturity (FGIC)
5.500%, 06/01/13 (a)	2,170	2,482
Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Series A, Zero Coupon Bond (FGIC)
4.415%, 06/15/15 (b)	4,000	2,702
Clackamas County School District #7, Lake Oswego, Callable 06/01/11 @ 100
5.500%, 06/01/12	1,240	1,390
Clackamas County School District #86, Canby, Pre-refunded 06/15/10 @ 100 (SBG)
5.500%, 06/15/15 (c)	1,835	2,040
Clackamas County School District #86, Canby, Callable 06/15/15 @ 100 (FSA)
5.000%, 06/15/24	1,500	1,623
Columbia County School District #502, Zero Coupon Bond (FGIC)
3.900%, 06/01/12 (b)	1,530	1,189
5.000%, 06/01/16 (b)	1,000	645
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/11 @ 100
5.500%, 06/15/14 (c)	1,725	1,941
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
5.000%, 06/15/13	1,250	1,388
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
5.090%, 06/15/21 (b)	1,000	498
Deschutes County, Callable 12/01/12 @ 100 (FSA)
5.000%, 12/01/14	1,755	1,938
Eugene Public Safety Facilities, Callable 06/01/06 @ 100 (FGIC)
5.700%, 06/01/16	1,295	1,329
Hood River County School District, Callable 06/15/11 @ 100 (SBG)
5.250%, 06/15/16	1,030	1,131
Jackson County School District #6, Central Point, Callable 06/15/14 @ 100 (FSA) (SBG)
5.250%, 06/15/16	1,140	1,288
Jackson County School District #549, Medford (SBG)
5.000%, 06/15/12	2,000	2,205
Josephine County Unit School District Three Rivers (FGIC) (SBG)
5.000%, 12/15/17	1,000	1,123

Lake Oswego (MBIA)
5.250%, 06/01/13	1,035	1,167
Lane & Douglas Counties School District #97-J (FGIC) (SBG)
5.375%, 06/15/16	1,235	1,428
Lane County School District #4, Eugene (FGIC)
5.000%, 07/01/11	1,785	1,962
Lane County School District #40, Creswell, Callable 06/15/10 @ 100 (SBG)
5.000%, 06/15/11	1,120	1,212
Lane County School District #52, Bethel, Pre-refunded 06/15/10 @ 100 (SBG)
5.350%, 06/15/11 (c)	1,285	1,420
Linn Benton Community College District, Zero Coupon Bond (FGIC) (SBG)
4.000%, 06/15/08 (b)	985	899
4.210%, 06/15/09 (b)	1,000	881
Linn County Community School District, Pre-refunded 06/15/13 @ 100 (FGIC) (SBG)
5.550%, 06/15/21 (c)	1,000	1,149
Marion & Polk Counties School District #7-J, Silverton, Callable until 05/31/06 @ 100.50 (FSA)
5.600%, 06/01/06	860	875
Marion County School District #103C Woodburn, Series B, Zero Coupon Bond (FGIC)
3.700%, 11/01/11 (b)	2,210	1,768
McMinnville School District #40 (FSA)
5.500%, 06/15/12	620	704
5.500%, 06/15/13	1,000	1,141
Metro, Callable 09/01/10 @ 102
5.250%, 09/01/14	1,000	1,116
Metropolitan, Washington Park Zoo, Series A, Pre-refunded 01/15/07 @ 100
5.250%, 01/15/10 (c)	1,000	1,036
Morrow County School District #1 (FSA) (SBG)
5.000%, 06/15/14	1,155	1,286
Multnomah County School District #7, Reynolds, Callable 06/01/10 @ 100 (MBIA)
5.000%, 06/01/21	1,545	1,643
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/11 @ 100 (SBG)
5.625%, 06/15/15 (c)	1,000	1,132
Multnomah County, Series A, Pre-refunded 04/01/10 @ 100
5.000%, 04/01/11 (c)	1,000	1,086
5.125%, 04/01/13 (c)	2,445	2,669
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/11 @ 100 (FSA) (SBG)
5.500%, 06/15/13 (c)	1,780	2,003
Multnomah-Clackamas County School District #10JT, Gresham-Barlow, (FSA) (SBG)
5.250%, 06/15/17	1,000	1,149
Multnomah-Clackamas County School District #10JT, Gresham-Barlow, Pre-refunded 06/15/11 @ 100 (FSA) (SBG)
5.500%, 06/15/12 (c)	1,000	1,125
Multnomah-Clackamas County School District #28-302, Centennial, Pre-refunded 06/15/11 @ 100 (FGIC) (SBG)
5.500%, 06/15/14 (c)	1,500	1,688
Oregon State Board of Higher Education, Series A, Callable 08/01/09 @ 101
5.500%, 08/01/15	1,255	1,382

Oregon State Pollution Control, Series A, Callable 11/01/07 @ 100
4.875%, 11/01/11	455	474
Portland Community College Services, Pre-refunded 06/01/11 @ 100
5.375%, 06/01/15 (c)	1,375	1,537
Portland Emergency Facilities, Series A, Callable 06/01/09 @ 100
5.000%, 06/01/12	1,060	1,133
Puerto Rico Public Buildings Authority, Series J, Callable 07/01/12 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/36	1,000	1,096
Rogue Community College District, Callable 06/15/15 @ 100 (MBIA) (SBG)
5.000%, 06/15/22	1,000	1,087
Salem-Keizer School District #24-J, Callable 06/01/08 @ 100 (FSA)
5.100%, 06/01/12	2,000	2,116
Salem-Keizer School District #24-J, Pre-refunded 06/01/09 @ 100 (SBG)
5.250%, 06/01/12 (c)	1,000	1,084
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/09 @ 101
5.250%, 07/01/10	1,115	1,218
5.250%, 07/01/12	1,000	1,089
Tualatin Hills Park & Recreation District (FGIC)
5.750%, 03/01/13	870	1,008
Umatilla County School District #016-R, Pendleton (FGIC)
5.000%, 07/01/11	1,000	1,099
5.250%, 07/01/14	1,540	1,750
Wasco County School District #12
5.500%, 06/15/14	1,080	1,247
Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
5.250%, 06/01/11	1,335	1,483
5.500%, 06/01/13	1,000	1,145
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
5.820%, 06/15/14 (b)	1,030	726
Washington County, Callable 06/01/11 @ 100
5.500%, 06/01/14	2,305	2,584
Washington County School District #48-J, Beaverton, Pre-refunded 08/01/08 @ 100
5.250%, 08/01/10 (c)	2,000	2,140
Washington County School District #48-J, Beaverton, Series B (FSA)
5.000%, 06/01/09	1,115	1,199
Washington, Multnomah & Yamhill Counties School District #1-J
5.000%, 11/01/14	1,000	1,120
Washington, Multnomah & Yamhill Counties School District #1-J (FGIC)
5.250%, 06/15/14	1,115	1,266
Washington, Multnomah & Yamhill Counties School District #1-J, Pre-refunded 06/01/09 @ 100
5.250%, 06/01/12 (c)	1,185	1,276
Wilsonville, Callable 06/01/08 @ 100
5.000%, 12/01/10	255	256
Yamhill County School District #29-J, Newberg (FGIC) (SBG)
5.250%, 06/15/15	2,010	2,295
Total General Obligations		88,261

Certificates of Participation - 6.1%
Multnomah County, Pre-refunded 08/01/08 @ 101
4.750%, 08/01/11 (c)	515	548
Multnomah County, Callable 08/01/08 @ 101 (MLO)
4.750%, 08/01/11	1,685	1,776
Oregon State Department of Administrative Services, Series A (AMBAC) (MLO)
5.500%, 05/01/07	1,000	1,049
Oregon State Department of Administrative Services, Series A, Callable 05/01/09 @ 101 (AMBAC) (MLO)
5.000%, 05/01/14	1,240	1,335
Oregon State Department of Administrative Services, Series A, Callable 05/01/13 @ 100 (FSA)
5.000%, 05/01/14	1,200	1,322
Oregon State Department of Administrative Services, Series B, Callable 11/01/07 @ 101 (AMBAC) (MLO)
5.000%, 11/01/11	840	887
Oregon State Department of Administrative Services, Series B, Callable 05/01/14 @ 100 (FSA)
5.000%, 05/01/18	1,680	1,838
Total Certificates of Participation		8,755
Total Municipal Bonds (Cost $134,669)		141,858

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 0.2%
First American Tax Free Obligations Fund, Cl Z (d)	342,559	343
Total Affiliated Money Market Fund (Cost $343)		343

Total Investments - 99.1% (Cost $135,012)		142,201
Other Assets and Liabilities, Net - 0.9%		1,246
Total Net Assets - 100.0%		$143,447

+                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)          Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(b)         The rate shown is the effective yield at the time of purchase.

(c)          Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d)         Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

BA - Bank of America

Cl - Class

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MGT - Morgan Guaranty Trust

MLO - Municipal Lease Obligation

SBG - School Board Guaranty

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Ohio Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds - 96.2%
Revenue Bonds - 48.2%
Continuing Care Retirement Communities - 4.0%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/12 @ 100 (RAAI)
5.125%, 07/01/22	$500	$523
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/15 @ 100
5.000%, 07/01/26	800	828
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/10 @ 100
6.000%, 05/15/24	400	405
		1,756

Economic Development - 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/14 @ 102
5.250%, 05/15/23	250	255

Education - 10.6%
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/13	750	804
Ohio State Higher Educational Facilities, Wittenburg University Project, Callable 12/01/15 @100
5.000%, 12/01/24	505	521
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/13 @ 100 (FGIC)
5.250%, 05/01/16	1,000	1,109
Ohio State University, Series B, Callable 06/01/13 @ 100
5.250%, 06/01/16	1,000	1,111
University of Cincinnati, Series A, Callable 06/01/11 @ 101 (FGIC)
5.500%, 06/01/14	1,000	1,124
		4,669

Healthcare - 7.6%
Akron, Bath and Copley Joint Township Hospital Facilities, Summa Health Services, Series A, Callable 11/15/14 @ 100 (RAAI)
5.250%, 11/15/16	800	873
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/12 @ 101
5.500%, 08/15/22	500	532
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/12 @ 100 (RAAI)
5.000%, 06/15/22	500	519
Hamilton County Hospital Facilities, Children’s Medical Center, Series F (FGIC)
5.200%, 05/15/09	1,000	1,060
Lorain County Hospital, Catholic Healthcare, Callable 10/01/12 @ 100
5.500%, 10/01/17	350	380
		3,364

Lease Revenue - 6.9%
Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/14 @100 (RAAI)
5.000%, 11/15/19	750	799
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/12 @ 100 (FSA)
5.500%, 04/01/16	1,000	1,116
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/14 @ 100
5.250%, 12/01/17	1,000	1,116
		3,031

Miscellaneous - 3.5%
Cleveland-Cuyahoga County Port Authority, Carnegie & 96th Building Project
2.350%, 01/01/33	500	500
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
4.500%, 12/01/15	1,000	1,045
		1,545

Revolving Funds - 4.8%
Ohio State Water Development Authority, Escrowed to Maturity, Callable 08/01/05 @ 100 (AMBAC)
5.800%, 12/01/11 (a)	1,000	1,022
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/12 @ 100
5.050%, 12/01/21 (b)	1,000	1,109
		2,131

Tax Revenue - 1.0%
Toledo Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102
5.250%, 12/01/23	400	419

Transportation - 2.4%
Ohio State Turnpike Commission, Series A, Pre-refunded 02/15/06 @ 102 (MBIA)
5.700%, 02/15/13 (b)	1,000	1,039

Utilities - 6.8%
Butler County Waterworks, Water District, Callable 12/01/15 @ 100 (AMBAC)
4.000%, 12/01/18	795	802
Hamilton Electrical Systems, Series A, Callable 10/15/15 @ 101
4.300%, 10/15/16	1,000	1,049
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/12 @ 100 (AMBAC)
5.375%, 11/15/16	1,000	1,118
		2,969
Total Revenue Bonds		21,178

General Obligations - 44.9%
Cincinnati, Callable 12/01/11 @ 100
5.000%, 12/01/16	1,000	1,089
5.000%, 12/01/17	1,000	1,088
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
5.000%, 12/01/11	1,000	1,102
Dublin City School District, Callable 12/01/14 @ 100
5.500%, 12/01/16	1,000	1,149
Dublin, Refunding & Improvement, Series A, Callable 12/01/09 @ 101
5.250%, 12/01/14	1,000	1,097
Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/06 @ 101 (FGIC)
5.650%, 12/01/16 (b)	1,000	1,051
Ohio State Common Schools, Series A, Callable 03/15/12 @ 100
5.125%, 09/15/22	1,750	1,886
Ohio State Higher Education, Series A, Callable 02/01/11 @ 100
5.000%, 02/01/19	1,000	1,078
Ohio State Higher Education, Series A, Callable 02/01/12 @ 100
5.000%, 08/01/22	1,000	1,068
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100
5.000%, 11/01/15	1,000	1,089
Ohio State Infrastructure Improvement, Series A
5.500%, 02/01/20	1,000	1,187

Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/15 @ 100
5.250%, 02/01/20	1,000	1,112
Revere Local School District (FSA)
5.000%, 12/01/12	1,150	1,273
Solon, Callable 12/01/12 @ 100
5.000%, 12/01/21	1,000	1,075
Springfield City School District, Callable 12/01/11 @ 102 (FGIC)
5.200%, 12/01/23	1,000	1,106
Summit County, Series R (FGIC)
5.500%, 12/01/21	1,000	1,191
Toledo City School District, School Facilities Improvement, Callable 12/01/13 @ 100 (FSA)
5.000%, 12/01/14	1,000	1,108
Total General Obligations		19,749

Certificate of Participation - 3.1%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/13 @ 100
5.250%, 11/01/17	1,270	1,383
Total Certificate of Participation		1,383

Total Municipal Bonds (Cost $40,346)		42,310

	SHARES	VALUE (000)+
Money Market Fund - 2.8%
Federated Ohio Municipal Cash Trust	1,223,870	1,224

Total Money Market Fund (Cost $1,224)		1,224

Total Investments - 99.0% (Cost $41,570)		43,534
Other Assets and Liabilities, Net - 1.0%		455
Total Net Assets - 100.0%		$43,989

+                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)          Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)         Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

Schedule of INVESTMENTS June 30, 2005
(unaudited)

Short Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds — 96.9%
Alabama — 2.2%
Foley Utilities Board, Escrowed to Maturity, Callable 09/01/05 @ 100 (RB)
6.000%, 03/01/07 (a)	$1,500	$1,580
Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/28/07 @ 100
6.125%, 03/01/07 (a)	1,340	1,414
Jefferson County Limited Obligation School Warrant, Series A (RB)
5.000%, 01/01/08	3,500	3,662
Mobile Warrant, Escrowed to Maturity, Callable until 02/14/07 @ 100 (GO)
6.200%, 02/15/07 (a)	1,280	1,349
		8,005

Arizona — 6.8%
Arizona State Funding Program, Series 15, Escrowed to Maturity (COP)
8.750%, 08/01/06 (a)	2,115	2,251
8.750%, 08/01/06 (a)	1,410	1,501
Glendale Industrial Development Authority (RB)
4.250%, 05/15/08	1,240	1,271
Maricopa County Hospital, Sun Health Corp. (RB)
5.000%, 04/01/11	3,815	4,034
Salt River Project, Agricultural Improvement & Power District
5.000%, 12/01/09	5,500	5,936
Salt River Project, Agricultural Improvement & Power District Electrical Systems, Series A (RB)
5.250%, 01/01/06	2,250	2,280
Scottsdale Water & Sewer, Project of 1989, Series E (RB)
7.000%, 07/01/08	1,370	1,529
Tempe Industrial Development Authority, Series A (RB)
4.500%, 12/01/06	1,000	1,007
University Medical Center (PUFG) (RB)
5.000%, 07/01/07	300	310
5.000%, 07/01/08	700	733
5.000%, 07/01/09	500	528
Yavapai County Industrial Development Authority, Waste Management Project, Series A-1, Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB)
3.650%, 03/01/28	3,100	3,102
		24,482

California — 5.1%
California State (GO)
5.000%, 06/01/07	5,000	5,202
5.000%, 02/01/08	5,000	5,258
5.000%, 02/01/08	1,000	1,052
California State Public Works Board, Series A (RB)
5.000%, 06/01/09	3,900	4,169
California Statewide Community Development Authority, Daughters of Charity Health (RB)
5.000%, 07/01/09	500	532
Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable until 02/28/07 @ 100 (RB)
6.875%, 03/01/07 (a)	2,065	2,153
		18,366

Colorado — 1.6%
Colorado Health Facilities Authority, Vail Valley Medical Center Project (RB)
4.000%, 01/15/07	500	505
Denver City & County Airport, Series E (AMT) (RB) (XLCA)
5.000%, 11/15/07	5,000	5,209
		5,714

Florida — 0.9%
Escambia County Health Facilities Authority, Ascension Health Credit, Series A (RB)
5.000%, 11/15/06	815	838
Highlands County Health Facilities Authority, The Adventist Health System, Series B (RB)
3.750%, 11/15/06	2,605	2,630
		3,468

Georgia — 0.6%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT) (RB)
5.625%, 05/01/09	2,075	2,233

Idaho — 0.4%
Idaho Falls, Escrowed to Maturity, Callable 10/01/05 @ 100 (RB)
10.250%, 04/01/06 (a)	375	395
Idaho Falls, Pre-refunded 04/01/07 @ 100 (RB)
10.375%, 04/01/13 (b)	1,075	1,208
		1,603

Illinois — 7.5%
Champaign County Community Unit School District #4 (GO)
8.300%, 01/01/07	1,120	1,207
Chicago O’Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA) (RB)
5.750%, 01/01/09	1,000	1,089
Chicago Park District, Callable until 05/14/06 @ 101 (GO)
6.350%, 11/15/08	135	138
Chicago Sales Tax Revenue (RB)
5.000%, 01/01/11	3,165	3,444
Cook County Community High School District #218, Partially Escrowed to Maturity, Zero Coupon Bond (FSA) (GO)
2.630%, 12/01/05 (a) (c)	1,760	1,741
Cook County Consolidated High School District #200, Oak Park, Zero Coupon Bond (FSA) (GO)
2.070%, 12/01/05 (c)	2,265	2,240
Cook County High School District #209, Proviso Township (FSA) (GO)
2.650%, 12/01/08 (d)	1,485	1,396
Illinois Development Finance Authority, People’s Gas, Light & Coke, Series B, Mandatory Put 02/01/08 @ 100 (AMBAC) (RB)
3.050%, 02/01/33 (e)	3,000	2,989
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/08 @ 100 (RB)
3.100%, 03/01/34	2,000	1,984
Illinois Finance Authority, DePaul University, Series A (RB)
5.000%, 10/01/07	1,000	1,041
5.000%, 10/01/09	1,000	1,065
5.000%, 10/01/09	1,355	1,443
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) (RB)
3.375%, 12/01/06	1,365	1,371
Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA) (RB)
5.000%, 08/15/06	1,000	1,024
5.000%, 08/15/07	1,000	1,043
Illinois State Toll Highway Authority, Pre-refunded 07/01/06 @ 100, Callable until 12/31/09 @ 100 (RB)
6.750%, 01/01/10 (b)	30	31
Lake County Community Unit School District #60, Waukegan, Series A (FSA) (GO)
6.000%, 12/01/05	1,115	1,131
Lake County School District #112, Highland Park (GO)
9.000%, 12/01/06	1,655	1,793
9.000%, 12/01/07	1,000	1,138
		27,308

Indiana — 3.0%
Gary Sanitation District, Special Tax District (GO) (RAAI)
3.500%, 02/01/07	1,105	1,113
Indiana Health Facility Financing Authority, Ascension Health Credit (RB)
5.000%, 05/01/09	7,000	7,451
Indiana State Development Finance Authority, Waste Management Income Project, Mandatory Put 10/01/05 @ 100 (AMT) (RB)
2.700%, 10/01/31	1,000	998
New Albany & Floyd County School Building (FSA) (RB)
5.000%, 01/15/10	1,310	1,412
		10,974

Iowa — 0.1%
Scott County, Ridgecrest Village (RB)
4.000%, 11/15/06	500	499

Kansas — 1.4%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 11/15/05 @ 100 (RB)
6.700%, 11/15/07 (a)	1,440	1,473
Burlington Pollution Control, Kansas Gas & Electric Company Project, Series B, Callable 06/01/06 @ 100, Mandatory Put 06/01/06 @ 100 (RB)
2.650%, 06/01/31 (e)	2,500	2,497
La Cygne Environmental, Kansas City Power & Light, Mandatory Put 09/01/05 @ 100 (RB)
2.250%, 03/01/18 (e)	1,000	998
		4,968

Kentucky — 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/07 @ 100 (RB)
6.125%, 07/01/07 (a)	325	335
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 07/01/05 @ 100 (RB)
6.850%, 01/01/08 (a)	445	469
		804

Louisiana — 3.3%
Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/06 @ 102 (RB)
9.000%, 10/01/26 (b)	1,000	1,096
Louisiana State, Series A (GO)
5.000%, 08/01/09	8,000	8,617
Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project (RB)
5.000%, 02/01/11	2,035	2,169
		11,882

Massachusetts — 0.9%
Massachusetts State, Series E (GO)
5.500%, 01/01/09	3,000	3,247

Michigan — 4.4%
Michigan Municipal Bond Authority, Series A, Escrowed to Maturity, Callable until 09/30/05 @ 100 (RB)
6.150%, 10/01/05 (a)	1,500	1,514
Michigan State Hospital Finance Authority, Genesys Health System, Series A, Pre-refunded 10/01/05 @ 100 (RB)
7.500%, 10/01/27 (b)	6,620	6,701
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 04/30/09 @ 100 (RB)
7.125%, 05/01/09 (a)	320	347
Michigan State Hospital Finance Authority, Henry Ford Health System, Series A (RB)
5.000%, 03/01/06	1,000	1,013
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group (RB)
5.000%, 05/15/10	1,205	1,280
5.000%, 05/15/11	1,000	1,065

Michigan State Hospital Finance Authority, Oakwood Obligated Group (RB)
5.000%, 11/01/06	1,000	1,026
Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100 (RB)
3.800%, 06/01/14 (e)	1,800	1,812
Michigan Strategic Fund Limited Obligation, Ford Motor Company Project, Series A (RB)
7.100%, 02/01/06	1,085	1,101
		15,859

Minnesota — 3.4%
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA) (RB)
3.050%, 06/15/34 (e)	2,000	1,981
Minneapolis Convention Center, Series A (GO) (SPA)
2.150%, 12/01/14 (e)	1,000	1,000
Minneapolis Healthcare System, Allina Health System, Series A
5.000%, 11/15/06	1,895	1,944
Minneapolis Library (GO)
2.150%, 12/01/32 (e)	1,200	1,200
Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L2 (RB) (SPA)
2.150%, 11/01/12 (e)	2,325	2,325
Minnesota State Higher Education Facilities Authority, Carleton College, Series 5-G (RB) (SPA)
2.150%, 11/01/29 (e)	450	450
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/08 @ 100 (RB)
4.600%, 04/01/28 (e)	1,200	1,243
Monticello, Big Lake Community Hospital District, Series C (RB)
4.250%, 12/01/07	1,275	1,277
Northwestern Mutual Life Insurance Co. Tax-Exempt Mortgage Trust #1 (RB)
7.605%, 02/15/09 (e)	34	34
St. Paul Port Authority Lease Revenue, Healtheast Midway Campus (RB)
5.000%, 05/01/10	700	705
		12,159

Mississippi — 0.9%
Mississippi State, Escrowed to Maturity (GO)
6.200%, 02/01/08 (a)	3,045	3,260

Missouri — 2.0%
Boone County Hospital (RB)
5.000%, 08/01/06	2,925	2,986
Little Blue Valley Sewer District, Escrowed to Maturity, Callable until 09/30/07 @ 100 (RB)
5.500%, 10/01/07 (a)	1,000	1,060
Missouri State Development Finance Board, Branson, Series A (RB)
5.000%, 12/01/05	1,000	1,008
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Associated Electric CoOp, Thomas Hill
5.500%, 12/01/06	1,000	1,039
St. Louis International Airport, Series A (FSA) (RB)
5.000%, 07/01/07	1,100	1,147
		7,240

Nebraska — 1.2%
Douglas County Hospital Authority #002, Nebraska Medical Center (GTY) (RB)
5.000%, 11/15/07	1,000	1,042
5.000%, 11/15/08	1,000	1,054
Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A (RB)
5.500%, 12/01/07	2,000	2,115
		4,211

Nevada — 1.6%
Clark County Pollution Control, Series A, Mandatory Put 03/02/09 @ 100 (AMT) (RB)
3.250%, 06/01/31 (e)	3,000	2,960
Clark County Pollution Control, Series C, Mandatory Put 03/02/09 @ 100 (AMT) (RB)
3.250%, 06/01/31 (e)	3,000	2,960
		5,920

New Jersey — 5.8%
New Jersey Economic Development Authority, Arbor Glen Project, Series A, Pre-refunded 05/15/06 @ 102 (RB)
8.000%, 05/15/12 (b)	1,820	1,928
New Jersey Economic Development Authority, Cigarette Tax (RB)
5.000%, 06/15/07	2,000	2,067
New Jersey Economic Development Authority, United Methodist Homes, Pre-refunded 07/01/05 @ 102 (RB)
7.500%, 07/01/20 (b)	4,255	4,341
New Jersey Health Care Facilities Financing Authority, Capital Health Systems, Series A (RB)
5.000%, 07/01/07	2,465	2,540
5.000%, 07/01/08	1,585	1,650
New Jersey State Transportation Corporation, Sub-Federal Transportation Administrative Grants, Series B (COP)
5.000%, 09/15/06	2,025	2,076
New Jersey State Transportation System, Series C (RB)
5.000%, 06/15/09	3,490	3,725
New Jersey State Turnpike Authority, Escrowed to Maturity (RB)
6.750%, 01/01/09 (a)	2,585	2,630
		20,957

New Mexico — 1.2%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
9.875%, 01/01/13 (b)	1,260	1,260
Sandoval County Incentive Payment (RB)
4.250%, 12/01/06	3,000	3,055
		4,315

New York — 7.9%
Long Island Power Authority, Series B (RB)
5.000%, 12/01/06	3,700	3,814
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA) (RB)
5.000%, 01/01/09	1,175	1,241
New York, Series G (GO)
5.000%, 08/01/08	1,615	1,710
New York, Series H (GO)
4.000%, 08/01/08	1,675	1,724
New York, Series O (GO)
5.000%, 06/01/09	11,960	12,765
New York State Dormitory Authority, Mental Health, Series F-1 (RB)
5.000%, 02/15/07	2,000	2,064
New York State Dormitory Authority, Rochester General Hospital (RB)
5.000%, 12/01/10	1,970	2,118
Port Authority of New York & New Jersey (AMT) (RB)
5.000%, 07/15/07	3,125	3,251
		28,687

North Carolina — 2.3%
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
2.500%, 11/01/07	1,000	984
North Carolina Medical Care Commission, Novant Health Obligated Group, Series A (RB)
5.000%, 11/01/07	5,325	5,569
University North Carolina Chapel Hill, University Hospital, Series A (RB)
5.000%, 02/01/10	1,060	1,132
5.000%, 02/01/11	500	538
		8,223

Ohio — 1.7%
Allen County Economic Development, Young Men’s Christian Association, Mandatory Put 04/14/08 @ 100 (RB)
3.000%, 04/15/18 (e)	5,000	4,977
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project (RB)
3.000%, 12/01/06	1,090	1,087
		6,064

Oklahoma — 0.6%
Oklahoma Development Finance Authority, Conocophillips Company Project, Mandatory Put 12/01/05 @ 100 (AMT) (GTY) (RB)
2.420%, 12/01/38 (e)	1,000	998
Ponca City Utility Authority, Escrowed to Maturity, Callable until 06/30/08 @ 100 (RB)
6.000%, 07/01/08 (a)	1,110	1,210
		2,208

Pennsylvania — 2.8%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A (RB)
2.750%, 08/15/05	400	400
3.150%, 08/15/06	400	398
3.450%, 08/15/07	300	298
Hampden Township Sewer Authority, Escrowed to Maturity, Callable until 03/31/07 @ 100 (RB)
6.150%, 04/01/07 (a)	905	942
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B (RB)
5.000%, 08/15/08	5,000	5,250
Pittsburgh, Series A (GO) (MBIA)
5.000%, 09/01/09	1,515	1,623
Ringgold School District Authority, Escrowed to Maturity, Callable until 01/14/08 @ 100 (RB)
6.700%, 01/15/08 (a)	995	1,059
		9,970

Puerto Rico — 3.6%
Puerto Rico Commonwealth, Highway Transportation Authority, Series AA (RB)
5.000%, 07/01/07	7,200	7,481
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100 (GO)
5.000%, 07/01/18 (e)	4,250	4,450
Puerto Rico Electric Power Authority, Series 00 (RB)
4.000%, 07/01/07	1,000	1,020
		12,951

South Carolina — 2.3%
Charleston County Hospital Facilities, Carealliance Health Services, Series A (RB)
5.000%, 08/15/06	2,210	2,257
5.000%, 08/15/07	700	726
Piedmont Municipal Power Agency, Subseries B-3 (AMBAC) (RB) (VRDO)
2.300%, 01/01/34	1,000	1,000
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C (RB)
4.500%, 08/01/06	660	667
South Carolina State Ports Authority (AMT) (FSA) (RB)
5.500%, 07/01/07	3,330	3,498
		8,148

South Dakota — 0.9%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/07 @ 100, Callable 11/15/07 @ 100 (RB)
4.750%, 11/15/33	1,675	1,678
South Dakota Housing Development Authority, Homeownership Mortgage, Series I (AMT) (RB)
2.850%, 05/01/06	1,600	1,598
		3,276

Tennessee — 0.4%
Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project (RB)
4.500%, 09/01/06	1,500	1,514

Texas — 15.2%
Austin, Escrowed to Maturity (GO)
8.500%, 07/01/05 (a)	1,500	1,500
Brazos River Authority, Utilities Electric Co., Series B, Mandatory Put 06/19/06 @ 100 (AMT) (RB)
5.050%, 06/01/30 (e)	1,730	1,758
Donna Independent School District (GO)
4.000%, 02/15/11	1,505	1,561
Gulf Coast Waste Disposal Authority, Series C, Mandatory Put 05/01/06 @ 100 (AMT) (RB)
3.200%, 05/01/28	4,000	3,979
Houston Airport Systems, Escrowed to Maturity (RB)
8.200%, 07/01/05 (a)	455	455
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/09 @ 100 (RB)
4.900%, 02/15/10	1,020	1,023
Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA) (RB)
4.200%, 08/15/07	1,450	1,487
Laredo Independent School District (GO) (PSFG)
6.750%, 08/01/08	2,150	2,386
Lubbock Health Facilities Development, St. Joseph Health Systems (FSA) (RB)
5.000%, 07/01/07	7,100	7,392
North Central Taxes Health Facility Development, Baylor Health Care Systems Project (RB)
5.500%, 05/15/06	3,500	3,577
5.500%, 05/15/07	1,000	1,043
Northside Independent School District, Series B, Callable 08/01/05 @ 100, Mandatory Put 08/01/06 @ 100 (GO) (PSFG)
2.450%, 08/01/33 (e)	6,800	6,766
Pflugerville Independent School District (GO)
5.000%, 08/15/09	1,595	1,715
Richardson Hospital Authority (RB)
4.000%, 12/01/06	1,165	1,177
5.000%, 12/01/07	1,230	1,274
San Antonio (GO)
3.000%, 02/01/06	1,680	1,683
San Antonio, Escrowed to Maturity (GO)
3.000%, 02/01/06 (a)	20	20
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 11/30/08 @ 100 (RB)
8.500%, 12/01/08 (a)	670	734
Tarrant Regional Water District (FSA) (RB)
5.000%, 03/01/08	2,275	2,397
Texas State Turnpike Authority (RB)
5.000%, 06/01/08	7,000	7,406
Texas Tax & Revenue Anticipation Notes
3.000%, 08/31/05	4,000	4,003
Tyler Health Facilities Development, Mother Frances Hospital (RB)
5.000%, 07/01/07	575	594
United Independent School District (GO) (PSFG)
8.000%, 08/15/05	1,075	1,082
		55,012

Utah — 0.5%
Utah State Board, University of Utah Hospital, Series A (MBIA) (RB)
5.000%, 08/01/09 (f)	1,855	1,986

Virgin Islands — 0.4%
Virgin Islands Public Finance Authority (RB)
4.000%, 10/01/05	1,500	1,504

Virginia — 0.7%
Chesapeake Hospital Authority, Chesapeake General Hospital, Series A (RB)
5.000%, 07/01/07	2,300	2,375

Washington — 1.0%
Portland & Seattle Intermediate Lien, Series A (RB)
5.000%, 03/01/10 (f)	2,000	2,164
Washington State Housing Finance Commission, Presbyterian Ministries, Series A, Pre-refunded 07/01/06 @ 102 (RB)
6.850%, 07/01/21 (b)	1,390	1,475
		3,639

West Virginia — 0.8%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/06 @ 100 (RB)
2.800%, 05/01/19 (e)	3,000	2,967

Wisconsin — 1.3%
Wisconsin State Health & Educational Facilities Authority, Childrens Hospital of Wisconsin, Series A (RB)
4.500%, 08/15/08	1,500	1,561
Wisconsin State Health & Educational Facilities Authority, Froedtert & Community Health, Series A (RB)
5.000%, 04/01/10	1,000	1,072
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA) (RB)
5.000%, 02/15/08	1,000	1,050
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A (RB)
5.000%, 08/15/07	1,000	1,038
		4,721

Total Municipal Bonds (Cost $349,848)		350,719

	SHARES	VALUE (000)+
Affiliated Money Market Fund — 3.0%
First American Tax Free Obligations Fund, Cl Z (g)	10,930,883	10,931

Total Affiliated Money Market Fund (Cost $10,931)		10,931

Total Investments - 99.9% (Cost $360,779)		361,650
Other Assets and Liabilities, Net - 0.1%		315
Total Net Assets - 100.0%		$361,965

+                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)          Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(b)         Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)          The rate shown is the effective yield at the time of purchase.

(d)         Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s).  The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(e)          Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(f)            Security purchased on a when-issued basis.  On June 30, 2005, the total cost of investments purchased on a when-issued basis was $4,134,969 or 1.1% of total net assets.

(g)         Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $35,765,068, which represents 9.9% of total net assets.

Cl - Class

COP - Certificate of Participation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

GTY - Assured Guaranty

MBIA - Municipal Bond Insurance Association

PSFG - Permanent School Fund Guarantee

PUFG - Permanent University Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

SPA - Standby Purchase Agreement

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year.  The interest rate, whichi s based on specific, or an index of, market interest rates, and is subject to change periodically.  This instrument may also have a demand feature which allows the reovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice.  Maturity date shown represents final maturity.

XLCA - XL Capital Assurance Inc.

Schedule of INVESTMENTS June 30, 2005

(unaudited)

Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Municipal Bonds — 98.4%
Alabama — 0.9%
Bessemer Water Revenue, Callable 07/01/06 @ 102 (AMBAC) (RB)
5.750%, 07/01/16	$2,500	$2,620
Camden Industrial Development Board Weyerhauser Company, Series A, Callable 12/01/13 @ 100 (RB)
6.125%, 12/01/24	1,000	1,116
Camden Industrial Development Board Weyerhauser Company, Series B, Callable 12/01/13 @ 100 (AMT) (RB)
6.375%, 12/01/24	350	385
		4,121

Alaska — 1.9%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) (RB)
6.000%, 07/01/10	1,000	1,128
6.000%, 07/01/11	4,040	4,620
Alaska State Housing Finance Corporation, Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
5.700%, 12/01/11	505	518
Alaska State Housing Finance Corporation, Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
5.900%, 12/01/19	695	724
Anchorage, Series B, Callable 07/01/12 @ 100 (MBIA) (GO)
5.000%, 07/01/22	2,000	2,143
		9,133

Arizona — 1.8%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101 (RB)
7.500%, 11/15/23	3,000	3,127
Arizona State Transportation Board, Callable 07/01/09 @ 100 (RB)
6.000%, 07/01/12	3,830	4,274
Tempe Industrial Development Authority, Friendship Village Project, Series A (RB)
5.375%, 12/01/13	1,300	1,337
		8,738

California — 7.6%
Alameda Corridor Transportation Authority, Series A, Zero Coupon Bond (AMBAC) (RB)
5.720%, 10/01/30 (a)	8,000	2,418
California State, Callable 04/01/09 @ 101 (GO)
4.750%, 04/01/22	500	511
California State, Callable 02/01/13 @ 100 (GO)
5.000%, 02/01/21	5,500	5,842
California State, Callable 02/01/14 @ 100 (GO)
5.000%, 02/01/33	2,000	2,104
California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 100 (AMT) (RB)
5.000%, 07/01/27 (b)	2,500	2,500

California State Department of Water, Series A, Callable 05/01/12 @ 101 (RB)
5.375%, 05/01/22	4,500	4,915
California State Public Works Board Mental Health-Coalinga, Series A, Callable 06/01/14 @ 100 (RB)
5.500%, 06/01/19	3,000	3,368
California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/13 @ 100 (CMI) (RB)
5.250%, 11/15/23	4,000	4,282
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT) (RB)
4.900%, 03/01/23	2,500	2,541
Golden State Tobacco Securitization, Series B, Callable 06/01/13 @ 100 (RB)
5.500%, 06/01/33	6,940	7,665
		36,146

Colorado — 4.8%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) (RB)
5.700%, 07/01/29	1,590	1,691
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100 (RB)
7.250%, 12/01/21 (c)	1,500	1,836
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101 (RB)
6.125%, 12/01/33	1,150	1,262
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/12 @ 100 (RB)
5.900%, 10/01/27	2,500	2,713
Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/11 @ 100 (RB)
6.500%, 09/01/20	1,000	1,110
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100 (RB)
5.800%, 01/15/27	1,500	1,605
E-470 Public Highway Authority, Capital Appreciation, Series A, Zero Coupon Bond (MBIA) (RB)
5.350%, 09/01/34 (a)	19,000	4,682
E 470 Public Highway Authority, Capital Appreciation, Series B, Zero Coupon Bond (MBIA) (RB)
5.110%, 09/01/26 (a)	5,385	2,022
La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/09 @ 101 (RB)
6.000%, 04/01/19	1,000	1,059
Montrose Memorial Hospital, Callable 12/01/13 @ 102 (RB)
6.000%, 12/01/28	1,000	1,058
6.000%, 12/01/33	1,000	1,049
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (RB)
6.290%, 06/15/29 (a)	10,000	2,644
		22,731

Florida — 2.8%
Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/14 @ 101 (AMT) (RB)
5.750%, 01/01/32	1,000	1,015
Florida State Department of Transportation, Alligator Alley, Callable 07/01/07 @ 101 (FGIC) (RB)
5.125%, 07/01/13	1,280	1,348

Florida State Department of Transportation, Right-of-Way, Callable 07/01/06 @ 101 (GO)
5.250%, 07/01/17	5,525	5,707
Palm Beach County, Park & Recreational Facilities, Callable 11/01/06 @ 102 (FSA) (RB)
5.250%, 11/01/16	5,000	5,252
		13,322

Georgia — 2.7%
Fulton County Developement Authority, Maxon Atlantic Station, Series A (AMT) (RB)
5.125%, 03/01/26	2,300	2,306
Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/14 @ 101 (RB)
6.125%, 02/15/26	1,500	1,549
6.125%, 02/15/34	2,500	2,544
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Callable 05/15/11 @ 100 (RB)
5.500%, 05/15/31	5,000	5,231
Georgia Municipal Electric Authority Power, Series BB (MBIA) (RB)
5.250%, 01/01/25	1,000	1,156
		12,786

Hawaii — 1.8%
Hawaii State, Series CN, Callable 03/01/07 @ 102 (FGIC) (GO)
5.500%, 03/01/14	8,000	8,515

Illinois — 11.3%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) (RB)
7.500%, 08/01/10 (d)	1,080	1,204
Cook County, Series A (MBIA) (GO)
6.250%, 11/15/12	9,090	10,709
Cook County Community School District #97, Oak Park, Series B (FGIC) (GO)
9.000%, 12/01/11	2,235	2,952
Illinois Development Finance Authority, Adventist Health System, Callable 11/15/09 @ 101 (RB)
5.500%, 11/15/29	5,000	5,219
Illinois Financial Authority, Friendship Village Schaumburg, Series A, Callable 02/15/15 @ 100 (RB)
5.375%, 02/15/25 (b)	1,700	1,687
Illinois Health Facilities Authority, Condell Medical Center, Callable 05/15/12 @ 100 (RB)
5.500%, 05/15/32	2,500	2,609
Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/11 @ 101 (RB)
5.875%, 12/01/31	4,500	4,747
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/12 @ 100 (RAAI) (RB)
5.500%, 12/01/22	4,000	4,292
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/11 @ 101 (RB)
7.375%, 08/15/31	3,000	3,230
Illinois State, Callable 05/01/06 @ 102 (MBIA) (GO)
5.750%, 05/01/21	1,410	1,471
Illinois State, Callable 02/01/07 @ 101 (FGIC) (GO)
5.250%, 02/01/13	1,400	1,465
Illinois State Development Finance Authority, Pollution Control Illinois Power Company Project, Series A, Pre-refunded 07/01/06 @ 102 (RB)
7.375%, 07/01/21 (c)	500	532

Illinois State Development Finance Authority, Waste Management Project (AMT) (RB)
5.850%, 02/01/07	1,000	1,036
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/07 @ 100 (CLE) (RB)
5.875%, 10/01/17 (c)	500	534
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/08 @ 100 (RB)
5.250%, 10/01/18 (c)	1,000	1,068
Illinois State Toll Highway Authority, Series A (RB)
6.300%, 01/01/12	1,000	1,165
McHenry County Community Unit, School District #20 Woodstock, Series A, Pre-refunded 01/01/08 @ 100 (FSA) (GO)
5.850%, 01/01/16 (c)	560	596
Metropolitan Pier & Exposition Authority, McCormick Place, Illinois Dedicated State Tax, Class B, Zero Coupon Bond (MBIA) (RB)
5.650%, 06/15/22 (a)	5,000	3,118
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/07 @ 100 (FGIC) (RB)
5.700%, 04/01/16 (c)	1,000	1,045
Rock Island, Friendship Manor Project (RB)
7.000%, 06/01/06	260	260
Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/08 @ 102 (AMT) (GNMA) (RB)
5.875%, 01/20/38	1,215	1,258
Southern Illinois University, Housing & Auxiliary, Series A, Zero Coupon Bond (MBIA) (RB)
5.500%, 04/01/20 (a)	2,280	1,195
St. Clair County, Callable 10/01/09 @ 102 (FGIC) (GO)
6.000%, 10/01/11	2,020	2,281
		53,673

Indiana — 3.4%
Crown Point, Multi-School Building Corporation, First Mortgage (MBIA) (RB)
7.875%, 01/15/06	2,630	2,701
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA) (RB)
6.000%, 01/01/11	1,000	1,135
6.000%, 01/01/12	1,000	1,149
Indiana Transportation Finance Authority, Series A (AMBAC) (RB)
5.750%, 06/01/12	3,185	3,648
Indianapolis Airport Authority, Special Facilities, Federal Express Corporattion Project (AMT) (GTY) (RB)
5.100%, 01/15/17	3,000	3,176
Lake County Redevelopment Authority, Callable until 01/31/06 @ 102 (MBIA) (MLO) (RB)
6.500%, 02/01/16	800	818
St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project, Callable 02/15/15 @ 100 (RB)
5.250%, 02/15/28	3,500	3,566
		16,193

Iowa — 1.0%
Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/11 @ 100 (RAAI) (RB)
5.500%, 10/01/31	1,500	1,599
Iowa Higher Education Loan Authority, Private College Facility - Simpson College, Callable 12/01/10 @102 (RB)
5.100%, 12/01/35	2,000	2,002
Muscatine Electric, Escrowed to Maturity, Callable until 12/31/12 @ 100 (RB)
6.700%, 01/01/13 (d)	920	1,039
		4,640

Louisiana — 1.5%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/08 @ 101.50 (FGIC) (RB)
5.250%, 08/01/15	2,030	2,186
Jefferson Parish, Drain Sales Tax (AMBAC) (RB)
5.000%, 11/01/11	1,000	1,100
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable until 07/31/11 @ 100 (FGIC) (FHA) (RB)
7.100%, 08/01/11 (d)	1,000	1,182
Lafayette, Public Improvement Sales Tax, Series B (FGIC) (RB)
7.000%, 03/01/08	1,000	1,103
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/07 @ 102 (MBIA) (RB)
5.100%, 11/15/14	1,500	1,602
		7,173

Massachusetts — 0.5%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT) (RB)
6.500%, 09/01/35	2,500	2,523

Michigan — 2.1%
Haslett Public School District, Pre-refunded 05/01/07 @ 100 (MBIA) (GO)
5.700%, 05/01/16 (c)	1,200	1,264
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A, Callable 07/01/15 @ 100 (RB)
5.250%, 07/01/30	2,000	2,057
Lanse Creuse, Public Schools, Pre-refunded 05/01/07 @ 100 (AMBAC) (GO)
5.250%, 05/01/16 (c)	1,000	1,045
Thornapple Kellogg School Building & Site, Callable 11/01/12 @ 100 (MQSBLF) (GO)
5.500%, 05/01/14	1,485	1,671
5.500%, 05/01/16	1,810	2,036
Ypsilanti School District, Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
5.600%, 05/01/12 (c)	2,000	2,103
		10,176

Minnesota — 4.6%
Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102 (RB)
6.000%, 06/01/29	650	651
Fergus Falls Health Care Facilities Authority, Series A, Callable until 10/31/05 @ 102 (RB)
7.000%, 11/01/19	150	152
Minneapolis Health Care System, Fairview Health Services, Series A, Pre-refunded 05/15/12 @ 101 (RB)
5.625%, 05/15/32 (c)	7,000	7,992
Minnesota Agricultural & Economic Developement Board, Health Care System, Series A, Callable 11/15/10 @ 101 (RB)
6.375%, 11/15/29	95	105
Minnesota Agricultural & Economic Developement Board, Health Care System, Series A, Pre-refunded 11/15/10 @ 101 (RB)
6.375%, 11/15/29 (c)	2,905	3,382
Minnesota State Housing Finance Agency, Single Family Housing (AMT) (RB)
4.400%, 07/01/07	1,420	1,452
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100 (RB)
6.200%, 12/01/22	2,995	3,201

Shakopee Health Care Facilities St. Francis Regional Medical Center, Callable 09/01/14 @100 (RB)
5.250%, 09/01/34	1,000	1,045
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA) (RB)
4.550%, 01/01/24 (a)	6,745	2,955
St. Anthony Housing & Redevelopment Authority Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
6.250%, 11/20/25	1,000	1,047
		21,982

Missouri — 0.8%
Cape Girardeau County Authority, Southeast Missouri Hospital, Callable 06/01/12 @ 100 (RB)
5.750%, 06/01/32	2,500	2,638
Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT) (RB)
5.650%, 06/01/37	1,000	1,045
		3,683

Nebraska — 1.9%
Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable until 08/31/24 @ 100 (RB)
4.750%, 09/01/24	3,000	3,042
Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA) (RB)
5.000%, 01/01/15	1,000	1,083
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100 (RB)
5.250%, 12/15/15	500	520
5.350%, 12/15/18	540	559
Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/13 @ 100 (RB)
5.600%, 09/15/29	1,800	1,813
Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101 (RB)
5.900%, 11/01/27	1,700	1,878
		8,895

Nevada — 2.5%
Carson City, Carson-Tahoe Hospital Project, Callable 09/01/12 @ 101 (RB)
5.750%, 09/01/31	5,000	5,294
Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/14 @ 100 (AMBAC) (AMT) (RB)
5.250%, 07/01/34	4,000	4,259
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100 (RB)
6.750%, 11/15/23	2,300	2,410
		11,963

New Hampshire — 0.5%
New Hampshire Health & Educational Facilities Authority, Covenant Health, Callable 07/01/14 @ 100 (RB)
5.375%, 07/01/24	1,250	1,334
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100 (RB)
5.875%, 07/01/34	800	842
		2,176

New Jersey — 0.8%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C, Callable 07/15/08 @ 101 (FGIC) (GO)
5.100%, 07/15/12	3,500	3,741

New York — 0.8%
New York, Series C, Callable 03/15/12 @ 100 (GO)
5.250%, 03/15/32	3,590	3,828

North Dakota — 0.5%
North Dakota State Board of Higher Education, Bismark State College, Callable 05/01/15 @ 100 (RB)
5.350%, 05/01/30	2,500	2,519

Ohio — 1.8%
Cincinnati Water System, Callable 06/01/11 @ 100 (RB)
5.000%, 12/01/20	125	133
Cleveland Waterworks, Series H, Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
5.750%, 01/01/16 (c)	1,460	1,512
Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102 (GO)
5.250%, 12/01/23	2,000	2,096
Ohio State Higher Education, Series B, Callable 11/01/11 @ 100 (GO)
5.000%, 11/01/16	1,500	1,632
Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/14 @ 100 (RB)
5.125%, 12/01/17	1,490	1,586
5.250%, 12/01/19	1,540	1,640
		8,599

Oregon — 1.5%
Washington County Unified Sewer Agency, Series 1 (FGIC) (RB)
5.750%, 10/01/10	6,110	6,894

Pennsylvania — 1.8%
Chester Upland School Authority, Series A, Callable 09/01/07 @ 100 (FSA) (RB)
5.250%, 09/01/17	2,000	2,093
Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/14 @ 100 (AMT) (RB)
5.000%, 11/01/18	1,350	1,381
Pennsylvania State, Callable 03/15/07 @ 101.50 (AMBAC) (GO)
5.125%, 09/15/11	5,000	5,258
		8,732

Puerto Rico — 2.4%
Puerto Rico Electric Power Authority, Series RR, Callable 07/01/15 @ 100 (CIFG) (RB)
5.000%, 07/01/29	5,000	5,370
Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY) (GO)
5.250%, 07/01/33	4,000	4,303
Puerto Rico Public Finance, Series A, Callable 02/01/12 @ 100, Mandatory Put 02/01/12 @ 100 (RB)
5.750%, 08/01/27	1,000	1,108
Puerto Rico Public Improvements, Pre-refunded 07/01/10 @ 100 (MBIA) (GO)
5.750%, 07/01/26 (c)	500	560
		11,341

Rhode Island — 1.1%
Rhode Island State, Series A, Pre-refunded 08/01/07 @ 101 (MBIA) (GO)
5.125%, 08/01/12 (c)	5,055	5,347

South Carolina — 1.0%
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/13 @ 100 (RB)
5.500%, 11/01/23	2,000	2,140
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/13 @ 100 (RB)
6.125%, 08/01/23	1,250	1,385
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/13 @ 100 (RB)
6.375%, 08/01/34	1,250	1,399
		4,924

South Dakota — 2.1%
Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/12 @ 100 (RB)
6.625%, 11/15/23	2,200	2,277
Sioux Falls School District #49-5, Series B, Callable 07/01/16 @ 100 (GO)
4.750%, 07/01/20	510	543
South Dakota Economic Development Finance Authority, DTS Project, Series A, Callable 04/01/09 @ 102 (AMT) (RB)
5.500%, 04/01/19	1,055	1,113
South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A, Callable 04/01/14 @ 100 (AMT) (RB)
6.000%, 04/01/29	1,400	1,494
South Dakota State Health & Educational Facilities Authority Avera Health (AMBAC) (RB)
2.680%, 07/01/24 (e)	4,360	4,360
		9,787

Tennessee — 2.7%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A, Callable 07/01/12 @ 103 (RB)
7.500%, 07/01/33	2,500	2,990
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Pre-refunded 09/01/12 @ 100 (RB)
6.500%, 09/01/21 (c)	1,125	1,339
Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Pre-refunded 09/01/12 @ 100 (RB)
6.500%, 09/01/21 (c)	1,875	2,246
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/12 @ 101 (RB)
6.250%, 09/01/32	5,500	6,081
		12,656

Texas — 15.1%
Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/09 @ 101 (RB)
5.875%, 11/15/18	500	511
6.000%, 11/15/29	2,000	2,017
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/08 @ 101 (RB)
5.875%, 11/15/18	2,500	2,551
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/13 @ 101 (RB)
7.000%, 11/15/33	4,000	4,325
Bexar County Housing Finance Authority, American Opportunity Housing, Series A, Callable 01/01/11 @ 102 (MBIA) (RB)
5.800%, 01/01/31	2,000	2,113
Brazos River Authority PCR-Texas Utility Company, Callable 04/01/13 @ 101 (AMT) (RB)
7.700%, 04/01/33	2,500	2,972

Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT) (RB)
5.700%, 05/15/33	2,500	2,728
Crawford Education Facilities, University of St. Thomas Project, Callable 10/01/12 @ 100 (RB)
5.250%, 10/01/22	1,300	1,346
5.375%, 10/01/27	1,750	1,823
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/10 @ 100 (PSFG) (GO)
5.500%, 02/15/18 (c)	5,000	5,529
Fort Bend Independent School District, Escrowed to Maturity, Callable until 02/15/13 @ 100 (PSFG) (GO)
5.000%, 02/15/14 (d)	500	557
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
5.500%, 06/01/17	8,000	8,486
Laredo Independent School District (PSFG) (GO)
6.750%, 08/01/09	2,290	2,606
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project, Callable 02/01/12 @ 101 (AMT) (RB)
6.100%, 02/01/22	3,775	4,018
Remington Municipal Utility District #1, Series A, Callable 09/01/08 @ 100 (RAAI) (GO)
5.800%, 09/01/25	1,000	1,065
Richardson Hospital Authority Richardson Regional Hospital, Callable 12/01/13 @ 100 (RB)
6.000%, 12/01/34	9,500	10,294
San Antonio Independent School District, Pre-refunded 08/15/08 @ 100 (PSFG) (GO)
5.125%, 08/15/14 (c)	6,000	6,401
Spring Branch Independent School District, Pre-refunded 02/01/10 @ 100 (PSFG) (GO)
5.750%, 02/01/25 (c)	2,400	2,670
Texas Employment Community, Callable 07/15/05 @ 100 (MLO) (COP)
8.300%, 08/01/05	45	45
8.350%, 02/01/06	20	20
8.350%, 08/01/06	50	50
8.400%, 08/01/07	25	25
8.450%, 08/01/08	55	55
Texas Employment Community, Emnora Lane Project (MLO) (COP)
7.900%, 11/01/05	25	25
8.000%, 11/01/06	30	31
8.050%, 05/01/07	20	20
Texas State, Water Development, Callable 08/01/06 @ 100 (GO)
5.400%, 08/01/21	6,750	6,914
Texas Water Development Board, Series A, Callable 07/15/06 @ 100 (RB)
5.500%, 07/15/10	2,500	2,571
		71,768

Utah — 0.3%
Intermountain Power Agency, Utah Power Supply, Series A (AMBAC) (RB)
6.500%, 07/01/11	365	428
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC) (RB)
6.500%, 07/01/11 (d)	635	749
		1,177

Virginia — 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/10 @ 102 (AMT) (FNMA) (RB)
5.850%, 12/01/20	1,000	1,076

Washington — 6.3%
Energy Northwest, Washington Wind Project, Pre-refunded 01/01/07 @ 103 (RB)
5.600%, 07/01/15 (c)	4,640	4,959
King County, Series F, Callable 12/01/07 @ 100 (GO)
5.125%, 12/01/14	5,000	5,254
King County School District #415, Pre-refunded 12/01/07 @ 100 (MBIA) (GO)
5.350%, 12/01/16 (c)	4,050	4,294
Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable 10/01/05 @ 100 (RB)
6.750%, 01/01/12 (d)	1,000	1,140
Washington State, Series C, Callable 01/01/07 @ 100 (GO)
5.500%, 01/01/17	4,190	4,340
Washington State Motor Vehicle Fuel Tax, Series D, Pre-refunded 01/01/07 @ 100 (FGIC) (GO)
5.375%, 01/01/22 (c)	8,000	8,313
Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/07 @ 102 (FSA) (RB)
5.250%, 07/01/16	1,000	1,060
Washington State Public Power Supply System, Nuclear Project #3, Series B (RB)
7.125%, 07/01/16	600	774
		30,134

Wisconsin — 4.8%
Amery, Apple River Hospital Project, Callable 06/01/08 @ 100 (RB)
5.700%, 06/01/13	1,440	1,476
Wisconsin State, Series C, Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
5.500%, 05/01/10 (c)	2,095	2,199
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Callable 11/15/08 @ 102 (RB)
5.750%, 11/15/27	1,000	979
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A, Callable 08/15/14 @ 100 (RB)
6.750%, 08/15/34	1,000	1,058
Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable until 07/01/08 @ 100 (RB)
5.800%, 07/01/09	555	556
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100 (RB)
6.000%, 12/01/24	1,000	1,019
Wisconsin State Health & Educational Facilities Authority, Franciscan Skemp Medical Center, Callable 11/15/05 @ 102 (RB)
6.125%, 11/15/15	1,000	1,031
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100 (RB)
6.000%, 02/15/25	3,500	3,762
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital, Callable 12/01/06 @ 102 (MBIA) (RB)
6.000%, 12/01/17	2,000	2,118
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/11 @ 101 (RB)
7.000%, 12/01/31	2,000	2,062

Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100 (RB)
6.250%, 04/01/34	2,000	2,023
Wisconsin State Health & Educational Facilities Authority, Synergy Health, Callable 08/15/13 @ 100 (RB)
6.000%, 11/15/23	1,500	1,645
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Callable 02/15/12 @ 100 (RB)
5.750%, 08/15/30	2,500	2,690
		22,618

Wyoming — 0.8%
Teton County Hospital District, St. John’s Medical Center, Callable 06/01/12 @ 101 (RB)
6.750%, 12/01/22	2,100	2,193
6.750%, 12/01/27	1,500	1,549
		3,742
Total Municipal Bonds (Cost $432,026)		467,452

	SHARES	VALUE (000)+
Affiliated Money Market Fund — 1.2%
First American Tax Free Obligations Fund, Cl Z (f)	5,752,082	5,752
Total Affiliated Money Market Fund (Cost $5,752)		5,752

Total Investments - 99.6% (Cost $437,778)		473,204
Other Assets and Liabilities, Net - 0.4%		1,804
Total Net Assets - 100.0%		$475,008

+                                         Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)                                  The rate shown is the effective yield at the time of purchase.

(b)                                 Security purchased on a when-issued basis.  On June 30, 2005, the total cost of investments purchased on a when-issued basis was $4,177,987 or 0.9% of total net assets.

(c)                                  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d)                                 Escrowed to Maturity issues are typically backed by U.S. Government obligations.  If callable, these bonds may still be subject to call at the call date and price indicated.

(e)                                  Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(f)                                    Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of June 30, 2005, the aggregate market value of securities subject to the AMT was $39,969,712, which represents 8.4% of total net assets.

CIFG - CIFG Assurance North America

Cl - Class

CLE - Connie Lee Insurance Company

CMI - California Mortgage Insurance Program

COMGTY - Commonwealth Guaranty

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

GTY - Assured Guaranty

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks (a) - 97.5%
Real Estate Investments Trusts - 97.5%
Apartments - 14.7%
American Campus Communities	271,320	6,154
Apartment Investment & Management	80,130	3,279
Archstone-Smith Trust (b)	337,820	13,047
Avalonbay Communities (b)	167,650	13,546
Camden Property Trust (b)	359,984	19,349
Education Realty Trust * (b)	484,050	8,858
Equity Residential Properties Trust (b)	433,580	15,964
Essex Property Trust (b)	57,540	4,779
Home Properties (b)	145,210	6,247
Mid-America Apartment Communities	54,470	2,474
United Dominion Realty Trust	84,650	2,036
		95,733
Community Centers - 11.5%
Agree Realty	86,330	2,611
Developers Diversified Realty (b)	360,003	16,546
Equity One	255,170	5,792
Federal Realty Investment Trust (b)	147,100	8,679
Kimco Realty (b)	299,740	17,658
Kite Realty Group Trust	106,810	1,602
Pan Pacific Retail Properties (b)	147,180	9,770
Regency Centers (b)	172,010	9,839
Saul Centers	57,060	2,074
		74,571
Diversified - 7.5%
Cousins Properties	182,820	5,408
Forest City Enterprises, Cl A	158,150	11,229
Trizec Properties (b)	703,400	14,469
Vornado Realty Trust (b)	223,380	17,960
		49,066
Health Care - 2.3%
Healthcare Realty Trust	76,410	2,950
Ventas (b)	400,320	12,090
		15,040
Hotels - 10.2%
Ashford Hospitality Trust *	200,080	2,161
Eagle Hospitality Property Trust	408,030	3,717
Great Wolf Resorts *	274,950	5,620
Hersha Hospitality Trust	387,420	3,696
Hilton Hotels	467,940	11,160
Host Marriott * (b)	895,870	15,678
La Quinta *	599,320	5,592
Marriott International, Cl A (b)	95,690	6,528
Starwood Hotels & Resorts Worldwide (b)	138,840	8,132
Winston Hotels	393,660	4,433
		66,717
Industrials - 11.5%
AMB Property (b)	210,870	9,158
Catellus Development	322,610	10,582
Centerpoint Properties Trust (b)	178,110	7,534
First Potomac Realty Trust	148,440	3,681
Liberty Property Trust	90,240	3,999
Prologis (b)	771,340	31,039

PS Business Parks (b)	199,180	8,854
		74,847

Malls - 12.2%
CBL & Associates Properties	75,030	3,231
General Growth Properties (b)	553,050	22,725
Macerich	67,890	4,552
Mills (b)	167,560	10,186
Simon Property Group (b)	532,740	38,618
		79,312
Office - 20.2%
Alexandria Real Estate Equities	88,460	6,497
Arden Realty	137,140	4,934
BioMed Realty Trust (b)	411,240	9,808
Boston Properties (b)	259,230	18,146
Brandywine Realty Trust (b)	380,520	11,663
Brascan	152,920	5,835
Brookfield Properties (b)	722,465	20,807
Duke Realty	206,830	6,548
Equity Office Properties Trust (b)	289,230	9,573
Kilroy Realty (b)	208,190	9,887
Mack-Cali Realty	38,410	1,740
Maguire Properties (b)	231,020	6,547
Pennsylvania (b)	124,300	5,904
Prentiss Properties Trust	180,180	6,566
SL Green Realty	105,160	6,783
		131,238
Self Storage - 3.2%
Public Storage (b)	325,760	20,604

Specialty Real Estate - 4.2%
Capital Automotive (b)	158,740	6,059
Columbia Equity Trust *	197,450	3,031
Equity Lifestyle Properties (b)	150,830	5,997
Newcastle Investment	106,060	3,198
Northstar Realty Finance	515,500	5,408
Spirit Finance (b)	285,660	3,356
		27,049
Total Real Estate Investment Trusts		634,177

Total Common Stocks
(Cost $518,918)		634,177

Private Real Estate Companies - 0.0%
Beacon Capital * (c)(d)	33,750	88
Newcastle Investment Holdings * (c)(d)	35,000	210
Wyndham International * (c)(d)	2,315	52
Wyndham Voting Trust * (c)(d)	1,325	30

Total Private Real Estate Companies
(Cost $813)		380

Affiliated Money Market Fund - 2.3%
First American Prime Obligations Fund, Cl Z (e)	14,963,362	14,963

Total Affiliated Money Market Fund
(Cost $14,963)		14,963

Investments Purchased with Proceeds from Securities Lending (f) - 43.8%
(Cost $284,685)		284,685

Total Investments - 143.6%
(Cost $819,379)		934,205
Other Assets and Liabilities, Net - (43.6)%		(283,710)
Total Net Assets - 100.0%		$650,495

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (d).

*	Non-income producing security
(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $276,688,093 at June 30, 2005.
(c)	Security is considered illiquid or restricted. As of June 30, 2005, the value of these investments was $379,731 or 0.1% of total net assets.
(d)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $379,731 or 0.1% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(f)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Technology Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks (a) — 93.9%
Aerospace & Defense — 9.5%
Alliant Techsystems * (b)	10,110	$714
Aviall * (b)	25,590	808
Embraer-Empresa Brasileira de Aeronautica, ADR *	23,710	784
Engineered Support Systems	20,265	726
Esterline Technologies *	21,430	859
General Dynamics	6,810	746
L-3 Communications Holdings (b)	10,040	769
Lockheed Martin (b)	11,700	759
Moog, Cl A *	20,475	645
MTC Technologies *	21,990	810
		7,620
Biotechnology — 0.9%
Appelera - Applied Biosystems Group	37,500	738

Communications Equipment — 12.3%
ADTRAN	46,050	1,139
Anaren *	56,380	741
Brooktrout *	70,710	789
Cisco Systems * (b)	40,810	780
Juniper Networks * (b)	33,250	837
L.M. Ericsson Telephone * (b)	21,520	688
Motorola	49,450	903
NETGEAR * (b)	81,070	1,508
QUALCOMM	20,840	688
Research in Motion * (b)	9,410	694
Scientific-Atlanta (b)	19,000	632
Westell Technologies, Cl A *	65,000	389
		9,788
Computers & Peripherals — 8.8%
Apple Computer *	17,170	632
Dell *	19,050	753
EMC *	138,670	1,901
IBM	8,170	606
Komag * (b)	32,450	921
Logitech International * (b)	11,870	757
NCR *	20,970	736
Western Digital *	55,820	749
		7,055
Diversified Telecommunications Services — 1.5%
Premiere Global Services *	108,160	1,221

Electronic Equipment & Instruments — 13.1%
Amphenol, Cl A *	37,570	1,509
Benchmark Electronics * (b)	22,890	696
Coherent *	21,570	777
Electro Scientific Industries *	38,180	683
Flextronics International * (b)	59,770	790
Jabil Circuit * (b)	25,480	783
Methode Electronics, Cl A	61,130	726
MTS Systems	26,420	887
Multi-Fineline Electronix *	20,970	386
Orbotech *	31,382	674
Par Technology * (b)	42,010	1,344
Paxar * (b)	36,210	643
SYNNEX *	31,160	546
		10,444

Health Care Equipment & Supplies — 5.0%
PerkinElmer	81,170	1,534
STERIS *	29,640	764
Viasys Healthcare *	37,030	836
West Pharmaceutical Services	30,680	861
		3,995

Hotels, Restaurants & Leisure — 1.5%
Scientific Games, Cl A *	42,740	1,151

Internet Software & Services — 1.7%
Google * (b)	4,682	1,377

IT Services — 6.4%
Anteon International * (b)	18,170	829
Carreker *	80,000	438
CGI Group *	116,390	702
Infosys Technologies (b)	9,800	759
ManTech International *	30,420	944
Perot Systems, Cl A *	57,800	822
VeriFone Holdings *	38,560	627
		5,121

Semiconductors & Semiconductor Equipment — 17.4%
Analog Devices (b)	52,810	1,970
Applied Materials * (b)	45,430	735
Broadcom, Cl A * (b)	26,970	958
Cohu	42,630	855
Entegris *	74,400	737
Freescale Semiconductor *	42,156	893
Integrated Device Technology *	64,440	693
IXYS *	61,700	875
Marvell Technology Group * (b)	19,560	744
Maxim Integrated Products	30,700	1,173
OmniVision Technologies * (b)	47,634	647
Silicon Image *	144,270	1,480
Texas Instruments (b)	75,254	2,112
		13,872
Software — 15.0%
Adobe Systems (b)	65,110	1,863
Actuate *	267,800	501
Borland Software *	98,040	672
Captiva Software *	66,900	966
Compuware *	105,640	760
Geac Computer *	85,560	745
Hummingbird *	35,170	753
Hyperion Solutions * (b)	16,780	675
Ilog, ADR * (b)	54,515	701
Intuit *	16,880	761
Parametric Technology *	134,100	856
PLATO Learning *	66,291	489
Reynolds & Reynolds, Cl A	27,080	732
SPSS *	43,120	828
Sybase *	39,030	716
		12,018
Wireless Telecommunications Services — 0.8%
Centennial Communications, Cl A *	43,510	604

Total Common Stocks
(Cost $70,921)		75,004

Investment Company — 2.2%
Nasdaq-100 Index Tracking Stock (b)	48,080	1,769

Total Investment Company
(Cost $1,858)		1,769

Affiliated Money Market Fund — 2.3%
First American Prime Obligations Fund, Cl Z (c)	1,810,455	1,810

Total Affiliated Money Market Fund
(Cost $1,810)		1,810

Investments Purchased with Proceeds from Securities Lending (d) - 28.9%
(Cost $23,123)	23,123

Total Investments — 127.3%
(Cost $97,712)	101,706
Other Assets and Liabilities, Net — (27.3)%	(21,787)
Total Net Assets — 100.0%	$79,919

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	The fund is primarily invested in the technology sector and therefore is subject to additional risks.
(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $22,125,234 at June 30, 2005.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)

The Fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depository Receipt
Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

International Fund

DESCRIPTION	SHARES	VALUE (000)+

Foreign Common Stocks — 95.8%
Australia — 1.1%
BHP Billiton	1,100,000	$15,015

Belgium — 2.1%
Dexia (a)	790,000	17,372
Fortis	450,000	12,449
		29,821
Brazil — 1.3%
Companhia Vale do Rio Doce, ADR	600,000	17,568
Petroleo Brasileiro, ADR * (a)	22,900	1,194
		18,762

Finland — 1.2%
Nokia Oyj	1,050,000	17,473

France — 10.5%
Axa (a)	704,000	17,530
BNP Paribas (a)	301,900	20,622
Compagnie de Saint-Gobain (a)	430,000	23,787
Dassault Systemes (a)	250,000	12,086
Lafarge (a)	140,000	12,727
Total (a)	269,490	63,067
		149,819
Germany — 6.0%
BASF (a)	160,000	10,591
Bayerische Motoren Werke (BMW) (a)	459,600	20,912
Deutsche Post (a)	600,000	13,951
SAP (a)	71,750	12,439
Schering (a)	200,600	12,356
Siemens	213,000	15,493
		85,742
Great Britain — 29.2%
Allied Domecq	1,200,000	14,483
Aviva	1,000,000	11,103
Barclays	2,725,000	27,010
BG Group	2,750,000	22,577
British Land	900,000	14,100
Centrica	3,170,542	13,129
GlaxoSmithKline	1,575,000	38,056
HSBC (a)	2,626,800	41,988
Kingfisher	2,995,000	13,139
Morrison Supermarket	5,815,000	19,311
National Grid Transco	1,600,000	15,464
Reckitt Benckiser	524,378	15,403
Royal Bank of Scotland	1,064,000	32,035
Smith & Nephew	1,302,363	12,803
Standard Chartered	1,213,000	22,098

Tesco	5,000,000	28,484
Vodafone	17,435,000	42,387
Wolseley	1,210,000	25,364
WPP Group	999,603	10,238
		419,172
Hong Kong — 0.8%
Esprit Holdings	1,564,500	11,282
Far East Pharmaceutical Technology * (b) (c)	2,836,000	—
Peregrine Investment Holdings * (b) (c)	142,000	—
		11,282
Ireland — 0.7%
Bank of Ireland	650,000	10,550

Italy — 4.0%
Eni (a)	1,925,800	49,488
Mediaset (a)	662,400	7,792
		57,280
Japan — 18.0%
Aeon Credit Service	176,400	11,010
Canon (a)	423,600	22,204
Chugai Pharmaceutical (a)	863,000	13,289
Credit Saison	260,000	8,606
Daikin Industries (a)	400,000	9,964
Fanuc	130,000	8,224
Hirose Electric	55,000	6,027
Honda Motor	232,200	11,405
Hoya	120,000	13,787
Matsushita Electric Industrial (a)	550,000	8,313
Mitsubishi (a)	979,800	13,251
Mitsubishi Tokyo Financial Group	2,524	21,277
Nikko Cordial	1,500,000	6,554
Nippon Oil	925	6
Nitto Denko	248,700	14,171
Secom	220,000	9,439
Sharp	500,000	7,780
Shin-Etsu Chemical	250,000	9,459
SMC (a)	94,600	10,256
Sumitomo (a)	1,802,000	14,369
Takefuji	100,000	6,731
Toyota Motor	466,400	16,645
Yamanouchi Pharmeceutical	448,200	15,266
		258,033
Mexico — 0.5%
Fomento Economico Mexicano, ADR (a)	130,000	7,744

Netherlands — 4.6%
ABN AMRO (a)	725,000	17,814
ING Groep	425,000	11,947
Philips Electronics	490,000	12,344
Reed Elsevier	895,000	12,456
Wolters Kluwer	619,700	11,830
		66,391
South Korea — 1.2%
Samsung Electronics	23,830	11,286
SK Telecom, ADR (a)	250,000	5,100
		16,386

Spain — 3.0%
Altadis (a)	335,000	14,017
Banco Bilbano Vizcaya Argentaria (a)	884,400	13,590
Telefonica (a)	977,184	15,943
		43,550

Sweden — 1.0%
Ericsson *	4,535,000	14,468

Switzerland — 10.6%
Adecco (a)	354,600	16,086
Holcim	290,000	17,613
Nestle	85,560	21,855
Novartis	557,100	26,446
Roche	220,600	27,831
UBS (a)	362,500	28,255
Zurich Financial Services	84,500	14,492
		152,578

Total Foreign Common Stocks
(Cost $1,274,285)		1,374,066

Investment Company - 4.0%
State Street GA Prime	57,170,000	57,170

Toal Investment Company
(Cost $57,170)		57,170

Investments Purchased with Proceeds from Securities Lending - 22.7%
State Street Navigator Prime	325,338,559	325,339

Total Investments Purchased with Proceeds from Securities Lending
(Cost $325,339)		325,339

Total Investments - 122.5%
(Cost $1,656,794)		1,756,575
Other Assets and Liabilities, Net - (22.5)%		(322,637)
Total Net Assets - 100.0%		$1,433,938

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in future contracts and American Depository Receipts and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (c).

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $309,638,546 at June 30, 2005.
(b)	Security is considered illiquid or restricted. As of June 30, 2005, the value of these investments was $0 or 0.0% of total net assets.
(c)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $0 or 0.0% of total net assets.
ADR -	American Depository Receipt

At June 30, 2005, sector diversification of the fund was as follows:

	% of
	Net Assets	VALUE (000)
Foreign Common Stock
Banking	14.5%	$209,795
Energy	11.5	164,925
Diversified Financials	10.7	153,856
Pharmaceutical & Biotechnology	9.3	133,244
Consumer Discretionary	8.4	121,111
Technology	6.3	89,881
Telecommunication Services	5.7	80,903
Capital Goods	5.2	73,981
Materials	4.7	66,804
Retailing	4.2	60,934
Automobiles & Components	3.4	48,962
Commercial Services & Supplies	3.2	45,366
Food & Beverage	2.5	36,338
Insurance	1.8	25,595
Manufacturing	1.7	23,787
Industrials	1.0	13,951
Health Care	0.9	12,803
Media	0.8	11,830
Total Foreign Common Stocks	95.8	1,374,066
Total Investment Company	4.0	57,170
Total Investments Purchased with Proceeds from Securities Lending	22.7	325,339
Total Investments	122.5	1,756,575
Other Assets and Liabilities, Net	(22.5)	(322,637)
Net Assets	100.0%	$1,433,938

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Small Cap Growth Opportunities

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 94.2%
Consumer Discretionary - 18.8%
Build-A-Bear Workshop * (a)	80,160	$1,880
Cheesecake Factory * (a)	123,340	4,284
Cosi *	427,007	2,938
Dave & Buster’s *	22,930	423
GTECH Holdings	187,820	5,492
Lakes Entertainment * (a)	297,684	4,554
Landry’s Restaurants (a)	120,050	3,612
Marvel Enterprises * (a)	196,640	3,878
MTR Gaming Group *	270,021	3,143
Pacific Sunwear of California * (a)	209,800	4,823
Petco Animal Supplies * (a)	124,990	3,665
Scientific Games, Cl A * (a)	208,230	5,608
Spanish Broadcasting System * (a)	958,044	9,571
ValueVision Media * (a)	228,620	2,746
		56,617
Energy - 7.2%
Compton Petroleum *	627,940	5,714
Comstock Resources * (a)	60,845	1,539
Grey Wolf * (a)	297,970	2,208
Helmerich & Payne (a)	45,560	2,138
Hydril * (a)	29,470	1,602
Lone Star Technologies * (a)	44,360	2,018
McMoRan Exploration * (a)	88,080	1,718
Pioneer Drilling *	125,340	1,913
Willbros Group * (a)	198,990	2,849
		21,699
Financials - 7.8%
Cullen/Frost Bankers (a)	122,180	5,822
East West Bancorp (a)	121,900	4,095
Investors Financial Services	79,240	2,997
Scottish Annuity & Life (a)	91,560	2,219
Sunstone Hotel Investors *	232,860	5,649
Triad Guaranty * (a)	53,840	2,713
		23,495
Health Care - 19.8%
AMN Healthcare Services * (a)	154,220	2,318
Andrx Group *	112,760	2,290
Caliper Life Sciences *	337,280	1,889
Connetics * (a)	224,140	3,954
Cutera *	193,495	3,357
Digene * (a)	85,070	2,355
Dyax *	746,523	3,524
Encore Medical * (a)	1,678,880	9,318
Gentiva Health Services *	263,287	4,702
IDX Systems * (a)	60,330	1,818
Martek Bioscience * (a)	68,970	2,617
Medicines * (a)	84,540	1,977
OraSure Technologies *	166,990	1,668
Protein Design Labs * (a)	149,200	3,015
Rigel Pharmaceuticals *	141,415	2,817

Salix Pharmaceuticals * (a)	322,920	5,703
Telik * (a)	98,910	1,608
Watson Pharmaceuticals * (a)	75,700	2,237
Xenogen *	574,140	2,153
		59,320
Industrials - 11.3%
AMETEK	57,730	2,416
Aries Maritime Transport * (a)	356,150	4,452
CLARCOR	125,890	3,682
Energy Conversion Devices *	225,140	5,039
ESCO Technologies * (a)	34,050	3,432
Mercury Computer Systems * (a)	75,910	2,078
Navigant Consulting *	372,480	6,578
Resources Connection * (a)	199,450	4,633
Toro	39,200	1,513
		33,823
Information Technology (b) - 28.5%
ADTRAN (a)	110,920	2,750
Altiris *	249,850	3,668
Applied Films *	136,880	3,504
Avocent * (a)	149,280	3,902
Digitas * (a)	475,355	5,424
DSP Group *	181,680	4,337
Embarcadero Technologies *	903,890	5,071
Emulex * (a)	157,660	2,879
Integrated Device Technology *	475,240	5,109
Jack Henry & Associates (a)	200,180	3,665
Kronos *	124,890	5,044
Lipman Electronic Engineering	78,710	2,422
M-Systems Flash Disk Pioneers * (a)	163,150	3,128
Maximus *	85,050	3,001
MPS Group *	314,260	2,960
NIC *	508,590	2,350
Plantronics * (a)	88,440	3,216
Polycom * (a)	357,340	5,328
Quest Software * (a)	463,160	6,313
Silicon Image *	368,090	3,777
TIBCO Software *	602,050	3,937
Tridium, Cl B (c) (d)	278,500	122
Varian Semiconductor Equipment Associates * (a)	96,210	3,560
VideoPropulsion * (c) (d)	809,856	—
		85,467
Telecommunication Services - 0.8%
General Communication * (a)	242,626	2,394

Total Common Stocks
(Cost $268,296)		282,815

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 3.5%
First American Prime Obligations Fund, Cl Z (e)	10,317,946	10,318

Total Affiliated Money Market Fund
(Cost $10,318)		10,318

Investments Purchased with Proceeds from Securities Lending (f) - 45.2%
(Cost $135,656)		135,656

Total Investments - 142.9%
(Cost $414,270)		428,789
Other Assets and Liabilities, Net - (42.9)%		(128,619)
Total Net Assets - 100.0%		$300,170

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (d).

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $128,053,432 at June 30, 2005.
(b)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(c)	Security is considered illiquid or restricted. As of June 30, 2005, the value of these investments was $122,540 or 0.0% of total net assets.
(d)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $122,540 or 0.0% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(f)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Small Cap Select

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 97.8%
Consumer Discretionary - 16.2%
CBRL Group (a)	214,420	$8,332
Gray Television (a)	578,180	6,973
Kerzner International * (a)	99,390	5,660
La Quinta * (a)	1,311,170	12,233
Marvel Enterprises * (a)	599,130	11,815
Men’s Wearhouse * (a)	182,370	6,279
Nautilus (a)	178,480	5,087
Petco Animal Supplies * (a)	292,570	8,578
Ruby Tuesday (a)	268,700	6,959
Scientific Games, Cl A * (a)	627,540	16,900
Sports Authority * (a)	285,330	9,074
Station Casinos (a)	92,170	6,120
Thomas Nelson	297,100	6,465
Too * (a)	607,290	14,192
Volcom *	28,090	752
WCI Communities * (a)	196,020	6,279
		131,698
Consumer Staples - 1.3%
NBTY * (a)	410,940	10,660

Energy - 6.6%
Bill Barrett * (a)	138,890	4,108
Cal Dive International *	39,530	2,070
Compton Petroleum *	159,440	1,451
ENSCO International (a)	241,070	8,618
Houston Exploration *	80,770	4,285
Hydril *	37,550	2,041
St. Mary Land & Exploration	75,670	2,193
Spinnaker Exploration * (a)	97,050	3,444
Tesoro Petroleum *	120,420	5,602
Ultra Petroleum * (a)	164,560	4,996
Western Gas Resources	120,800	4,216
W-H Energy Services * (a)	422,800	10,540
		53,564
Financials - 20.0%
Advanta, Cl B (a)	342,335	9,640
Affiliated Managers Group * (a)	61,240	4,185
Alexandria Real Estate Equities	114,110	8,381
American Campus Communities	115,490	2,619
AmerUS Group, Cl A (a)	239,670	11,516
BioMed Realty Trust (REIT)	166,420	3,969
Cullen/Frost Bankers (a)	259,980	12,388
East West Bancorp (a)	239,420	8,042
First Financial Bankshares	90,320	3,057
First Niagara Financial Group	327,290	4,772
GATX (a)	358,990	12,385
Glacier Bancorp	87,225	2,279
Innkeepers USA Trust (REIT) (a)	448,280	6,697
Investors Financial Services (a)	307,860	11,643
Kite Realty Group Trust (REIT)	423,010	6,345

Lasalle Hotel Properties (REIT)	195,110	6,402
Maguire Properties (REIT) (a)	524,800	14,873
Platinum Underwriter Holdings	264,620	8,420
SL Green Realty (REIT)	198,020	12,772
SVB Financial Group * (a)	246,020	11,784
		162,169
Health Care - 12.4%
Abgenix * (a)	369,260	3,168
American Healthways * (a)	206,490	8,728
Caliper Life Sciences * (a)	647,770	3,628
Curis *	45,558	178
Cutera *	39,346	683
ImmunoGen * (a)	430,870	2,495
Neurocrine Biosciences * (a)	155,760	6,551
Palomar Medical Technologies *	28,110	672
Pediatrix Medical Group * (a)	198,130	14,570
Per-Se Technologies * (a)	410,890	8,637
Protein Design Labs * (a)	336,990	6,810
Salix Pharmaceuticals * (a)	208,210	3,677
Sierra Health Services * (a)	228,320	16,316
SonoSite * (a)	304,660	9,457
Sybron Dental Specialties *	178,190	6,704
Symmetry Medical *	116,990	2,754
Varian * (a)	156,370	5,909
		100,937
Industrials - 16.6%
AirTran * (a)	1,110,040	10,246
American Reprographics *	281,550	4,530
Applied Signal Technology	269,758	5,136
Chicago Bridge & Iron	637,140	14,565
CLARCOR	66,130	1,934
EGL * (a)	819,980	16,662
Global Power Equipment Group * (a)	245,250	1,950
Kennametal (a)	228,920	10,496
KVH Industries * (a)	858,220	7,938
Labor Ready * (a)	631,570	14,722
Manitowoc (a)	97,710	4,008
Mercury Computer Systems * (a)	333,240	9,121
NCI Building Systems * (a)	214,910	7,049
Power-One *	1,302,520	8,219
Roper Industries (a)	167,800	11,976
Terex * (a)	147,790	5,823
		134,375
Information Technology - 20.3%
ADC Telecommunications * (a)	656,260	14,287
Aeroflex * (a)	473,254	3,975
ATI Technologies *	309,330	3,666
Benchmark Electronics * (a)	275,900	8,393
BISYS Group * (a)	819,990	12,251
Carreker *	614,680	3,368
Digitas * (a)	794,600	9,066
Entegris * (a)	430,810	4,265
Hyperion Solutions * (a)	156,471	6,296
Itron *	105,800	4,727
Logitech International * (a)	202,300	12,903
Mattson Technology *	187,500	1,343
Openwave Systems * (a)	502,560	8,242
Packeteer *	748,518	10,555
SAFENET * (a)	439,420	14,967
Silicon Image * (a)	1,367,010	14,026
Sonic Solutions *	112,310	2,089
Stellent * (a)	1,172,529	8,794
The9, ADR * (a)	573,300	14,929
TIBCO Software * (a)	907,410	5,934
Varian Semiconductor Equipment Associates *	3,170	117
		164,193

Materials - 3.5%
Century Aluminum * (a)	564,510	11,516
Hercules *	317,900	4,498
Olin (a)	659,640	12,032
		28,046
Telecommunication Services - 0.9%
Alamosa Holdings * (a)	193,783	2,694
General Communication * (a)	480,630	4,744
		7,438
Total Common Stocks
(Cost $712,092)		793,080

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 2.9%
First American Prime Obligations Fund, Cl Z (b)	23,727,824	23,728

Total Affiliated Money Market Fund
(Cost $23,728)		23,728

Investments Purchased with Proceeds from Securities Lending (c) - 49.2%
(Cost $398,861)		398,861

Total Investments - 149.9%
(Cost $1,134,681)		1,215,669
Other Assets and Liabilities, Net - (49.9)%		(404,989)
Total Net Assets - 100.0%		$810,680

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $381,985,869 at June 30, 2005.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depository Receipt
Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 99.3%
Consumer Discretionary - 12.5%
ADVO (a)	57,775	$1,840
Aeropostale *	61,730	2,074
American Axle & Manufacturing (a)	176,220	4,453
Aztar * (a)	87,830	3,008
Fairmont Hotels & Resorts (a)	95,920	3,341
La Quinta * (a)	520,850	4,860
Lin TV, Cl A * (a)	157,210	2,184
Linens ‘N Things * (a)	136,050	3,219
Men’s Wearhouse * (a)	121,385	4,179
Payless ShoeSource * (a)	182,920	3,512
Ruby Tuesday (a)	125,370	3,247
Scientific Games, Cl A * (a)	133,100	3,584
Stanley Furniture	83,938	2,062
Steiner Leisure *	169,710	6,291
Thomas Nelson	149,930	3,262
WCI Communities *	32,920	1,054
		52,170
Consumer Staples - 1.5%
Dean Foods *	57,300	2,019
Elizabeth Arden *	173,480	4,058
TreeHouse Foods *	11,460	327
		6,404
Energy - 6.9%
Brigham Exploration *	266,380	2,433
Cimarex Energy *	51,990	2,023
Forest Oil *	59,830	2,513
Global Industries * (a)	354,060	3,010
Hornbeck Offshore Services *	54,890	1,487
Newfield Exploration *	95,060	3,792
Range Resources	183,320	4,931
TODCO *	191,910	4,926
Tsakos Energy Navigation (a)	97,070	3,763
		28,878
Financials (b) - 31.3%
American Capital Strategies	127,180	4,592
Astoria Financial (a)	166,825	4,750
Capitol Bancorp	166,860	5,608
CBL & Associates Properties (REIT) (a)	129,420	5,574
City National (a)	77,580	5,563
Corporate Office Properties Trust (REIT)	182,150	5,364
Donegal Group, Cl A	155,466	3,103
Equity One (REIT) (a)	193,140	4,384
First Midwest Bancorp (a)	73,110	2,571
First Potomac Realty Trust (REIT) (a)	195,930	4,859
First Republic Bank - California	255,120	9,013
FPIC Insurance Group *	71,390	2,094
IBERIABANK	57,250	3,527
Investors Financial Services (a)	104,040	3,935
Knight Trading Group * (a)	453,600	3,456
Lexington Corporate Properties Trust (REIT) (a)	203,456	4,946

Newcastle Investment (REIT)	102,830	3,100
Philadelphia Consolidated Holding * (a)	40,940	3,470
Platinum Underwriter Holdings	180,190	5,734
Preferred Bank Los Angeles	73,010	2,899
Protective Life	105,110	4,438
Radian Group (a)	91,938	4,341
Redwood Trust (REIT) (a)	90,160	4,652
RLI	46,880	2,091
Sky Financial Group	154,060	4,341
Sterling Bancshares (a)	376,210	5,854
Texas Capital Bancshares * (a)	129,420	2,555
Umpqua Holdings (a)	232,710	5,478
Universal American Financial * (a)	213,970	4,840
Windrose Medical Properties Trust (REIT)	290,120	4,070
		131,202
Health Care - 4.9%
Arrow International	121,570	3,878
CNS	134,590	3,075
Cooper (a)	53,020	3,227
Pediatrix Medical Group * (a)	80,650	5,931
Serologicals * (a)	157,380	3,344
Vertex Pharmaceuticals *	69,560	1,171
		20,626
Industrials - 20.2%
Alliant Techsystems * (a)	57,355	4,049
Artesyn Technologies * (a)	636,650	5,539
Brady, Cl A (a)	147,410	4,570
Briggs & Stratton (a)	59,120	2,047
CLARCOR (a)	269,300	7,877
Dycom Industries * (a)	150,180	2,975
ESCO Technologies *	82,130	8,279
ExpressJet Holdings * (a)	255,840	2,177
G&K Services, Cl A	55,380	2,090
Genlyte Group * (a)	61,220	2,984
Kennametal	68,300	3,132
Landstar * (a)	90,830	2,736
Mercury Computer Systems * (a)	200,730	5,494
Moog, Cl A * (a)	169,245	5,330
NCO Group * (a)	232,500	5,029
Oshkosh Truck	29,670	2,323
Pacer International * (a)	169,100	3,685
Pentair	126,340	5,409
Simpson Manufacturing	67,740	2,069
Terex *	49,550	1,952
Toro (a)	126,990	4,903
		84,649
Information Technology - 8.6%
Actel *	174,170	2,421
Aeroflex *	80,250	674
BISYS Group *	558,430	8,343
Entegris * (a)	210,990	2,089
Fairchild Semiconductor International *	68,600	1,012
Gateway * (a)	570,900	1,884
Hypercom *	533,890	3,454
MKS Instruments * (a)	82,400	1,392
NETGEAR * (a)	200,290	3,725
Open Text * (a)	101,830	1,442
Skyworks Solutions *	55,860	412
Verifone Holdings *	181,070	2,942
Xyratex *	390,090	6,050
		35,840

Materials - 7.0%
AptarGroup	41,280	2,097
Crown Holdings *	198,900	2,830
FMC * (a)	87,770	4,927
Foundation Coal Holdings * (a)	78,440	2,035
Georgia Gulf	112,230	3,485
Gibraltar Industries	138,180	2,562
Louisiana Pacific (a)	144,410	3,550
Minerals Technologies (a)	53,530	3,297
Quanex (a)	48,930	2,594
Silgan Holdings *	33,440	1,881
		29,258
Telecommunication Services - 0.8%
General Communication * (a)	331,540	3,272

Utilities - 5.6%
AGL Resources	67,250	2,599
Black Hills (a)	108,430	3,996
CMS Energy * (a)	229,060	3,450
New Jersey Resources	61,120	2,949
NSTAR (a)	146,180	4,507
PNM Resources (a)	122,745	3,536
Westar Energy	107,360	2,580
		23,617
Total Common Stocks
(Cost $307,226)		415,916

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 0.7%
First American Prime Obligations Fund, Cl Z (c)	3,184,623	3,185

Total Affiliated Money Market Fund
(Cost $3,185)		3,185

Investments Purchased with Proceeds from Securities Lending (d) - 40.4%
(Cost $169,064)		169,064

Total Investments - 140.4%
(Cost $479,475)		588,165
Other Assets and Liabilities, Net - (40.4)%		(169,154)
Total Net Assets - 100.0%		$419,011

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $161,264,136 at June 30, 2005.
(b)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Mid Cap Growth Opportunities

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 99.6%
Consumer Discretionary - 18.5%
Blockbuster, Cl B	675,380	$5,795
Coldwater Creek * (a)	762,193	18,986
Fortune Brands (a)	175,250	15,562
Gaylord Entertainment * (a)	587,650	27,320
Harman International Industries	122,790	9,990
Harrah’s Entertainment (a)	281,270	20,271
Hot Topic * (a)	334,940	6,404
Marriott International, Cl A (a)	297,110	20,269
Marvel Enterprises * (a)	899,385	17,736
P.F. Chang’s China Bistro * (a)	253,610	14,958
Polaris Industries (a)	87,110	4,704
Scientific Games, Cl A * (a)	1,370,010	36,894
Starwood Hotels & Resorts Worldwide (a)	433,600	25,396
Station Casinos (a)	444,830	29,537
Texas Roadhouse, Cl A * (a)	321,090	11,158
XM Satellite Radio * (a)	221,140	7,444
		272,424
Consumer Staples - 3.8%
Bunge Limited (a)	233,150	14,782
Corn Products International	1,020,420	24,245
Hershey Foods (a)	271,810	16,879
		55,906
Energy - 9.6%
Apache	187,804	12,132
National-Oilwell * (a)	638,480	30,353
Newfield Exploration *	550,490	21,959
Premcor * (a)	199,870	14,826
Smith International * (a)	148,900	9,485
Southwestern Energy *	158,660	7,454
Weatherford International * (a)	508,390	29,476
XTO Energy (a)	478,686	16,271
		141,956
Financials - 5.8%
Ameritrade Holding * (a)	806,759	14,998
Calamos Asset Management * (a)	285,970	7,790
Chicago Mercantile Exchage (a)	43,110	12,739
Investors Financial Services (a)	975,215	36,883
Legg Mason (a)	133,770	13,927
		86,337
Health Care - 19.5%
Aetna	472,640	39,144
American Healthways * (a)	375,590	15,876
C.R. Bard	94,160	6,263
Caremark Rx * (a)	334,940	14,912
Cooper (a)	162,800	9,908
DENTSPLY International (a)	433,070	23,386
Fisher Scientific International * (a)	670,790	43,534
PacifiCare Health Systems * (a)	272,420	19,464
PerkinElmer	2,251,500	42,553
Quest Diagnostics (a)	316,880	16,880
St. Jude Medical *	243,750	10,630
Thermo Electron *	1,110,980	29,852
Zimmer Holdings * (a)	198,780	15,141
		287,543

Industrials - 17.0%
Dun & Bradstreet * (a)	630,490	38,870
Dycom Industries * (a)	796,390	15,777
Kennametal (a)	215,260	9,870
L-3 Communications Holdings (a)	528,220	40,451
Monster Worldwide * (a)	830,550	23,820
MSC Industrial Direct (a)	619,510	20,908
Pentair	355,750	15,230
Power-One * (a)	1,467,460	9,260
Republic Services (a)	662,585	23,860
Roper Industries	103,750	7,405
Stericycle * (a)	480,210	24,164
UTI Worldwide (a)	311,200	21,666
		251,281
Information Technology - 24.8%
Adobe Systems (a)	1,031,500	29,522
Altera * (a)	1,188,480	23,556
Amphenol, Cl A * (a)	301,180	12,098
Analog Devices	288,260	10,755
Apple Computer * (a)	661,220	24,340
Autodesk (a)	346,470	11,908
Cogent * (a)	533,270	15,224
Cognizant Technology Solutions * (a)	301,990	14,233
Cognos * (a)	453,520	15,483
Cypress Semiconductor * (a)	242,750	3,056
Freescale Semiconductor *	334,040	7,018
Hyperion Solutions * (a)	324,930	13,075
iVillage * (a)	1,010,114	6,040
Linear Technology	409,160	15,012
Macromedia *	204,940	7,833
Marvell Technology Group * (a)	215,750	8,207
MEMC Electronic Materials * (a)	1,319,040	20,801
Microchip Technology	481,140	14,251
NCR * (a)	2,079,700	73,039
Research in Motion * (a)	306,130	22,577
VeriSign * (a)	610,850	17,568
		365,596
Materials - 0.6%
Freeport-McMorran Copper & Gold, Cl B (a)	221,560	8,295

Total Common Stocks
(Cost $1,198,046)		1,469,338

Affiliated Money Market Fund - 2.0%
First American Prime Obligations Fund, Cl Z (b)	30,391,858	30,392

Total Affiliated Money Market Fund		30,392
(Cost $30,392)

Investments Purchased with Proceeds from
Securities Lending (c) - 48.7%
(Cost $717,973)		717,973

Total Investments - 150.3%
(Cost $1,946,411)		2,217,703
Other Assets and Liabilities, Net - (50.3)%		(742,246)
Total Net Assets - 100.0%		$1,475,457

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $691,263,058 at June 30, 2005.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 99.2%
Consumer Discretionary - 15.7%
American Axle & Manufacturing	131,830	$3,331
Black & Decker (a)	87,540	7,865
BorgWarner (a)	142,490	7,647
Federated Department Stores (a)	186,340	13,655
Fortune Brands (a)	103,560	9,196
Harrah’s Entertainment (a)	94,310	6,797
Hilton Hotels	292,860	6,985
Lennar (a)	131,000	8,312
Liz Claiborne	179,950	7,155
Nordstrom (a)	161,800	10,997
Sherwin Williams	314,860	14,827
		96,767
Consumer Staples - 6.5%
Albertson’s (a)	219,150	4,532
Archer-Daniels-Midland	299,990	6,414
Bunge Limited (a)	99,350	6,299
Clorox	119,780	6,674
Kroger * (a)	528,160	10,051
Pilgrim’s Pride (a)	174,800	5,966
		39,936
Energy - 7.2%
Ashland (a)	118,790	8,537
EOG Resources (a)	80,900	4,595
GlobalSantaFe (a)	156,800	6,397
National-Oilwell *	165,270	7,857
Newfield Exploration *	271,840	10,844
Premcor	86,940	6,449
		44,679
Financials (b) - 28.1%
ACE	231,610	10,388
Ambac Financial Group (a)	93,770	6,541
Astoria Financial	227,810	6,486
Bear Stearns (a)	122,500	12,733
Boston Properties (REIT) (a)	113,570	7,950
City National (a)	52,440	3,761
Comerica	111,700	6,456
Cullen/Frost Bankers	97,100	4,627
Developers Diversified Realty (REIT) (a)	171,100	7,864
Equity Office Properties Trust (REIT) (a)	235,280	7,788
Genworth Financial	390,940	11,818
KeyCorp	193,910	6,428
Lincoln National	152,310	7,146
Marshall & Ilsley (a)	205,950	9,155
MGIC Investment (a)	124,420	8,115
North Fork Bancorp	223,249	6,271
Northern Trust (a)	196,860	8,975

Principal Financial Group	147,190	6,167
Prologis (a)	139,060	5,596
Simon Property Group (REIT) (a)	91,914	6,663
Synovus Financial (a)	263,950	7,567
Vornado Realty Trust (REIT)	81,170	6,526
W.R. Berkley	237,092	8,459
		173,480
Health Care - 5.4%
CIGNA	81,350	8,707
Community Health Systems * (a)	255,330	9,649
Health Net * (a)	182,660	6,970
PerkinElmer	439,780	8,312
		33,638
Industrials - 7.5%
American Standard *	146,040	6,122
Eaton	181,910	10,896
Joy Global	135,995	4,568
Kennametal (a)	141,670	6,496
Norfolk Southern	257,820	7,982
Republic Services	281,800	10,148
		46,212
Information Technology - 10.1%
Amphenol, Cl A *	268,550	10,788
Computer Sciences * (a)	203,820	8,907
Harris	243,500	7,600
Ingram Micro *	262,240	4,107
Lucent Technologies * (a)	1,035,120	3,012
National Semiconductor (a)	491,070	10,818
NCR *	242,160	8,505
Xerox * (a)	602,620	8,310
		62,047
Materials - 5.6%
Eastman Chemical	83,970	4,631
MeadWestvaco	211,470	5,930
Pactiv *	429,210	9,262
Phelps Dodge (a)	71,660	6,629
Rohm & Haas (a)	168,430	7,805
		34,257
Utilities - 13.1%
Alliant Energy (a)	220,630	6,211
Constellation Energy	221,290	12,766
DPL (a)	360,330	9,891
DTE Energy (a)	171,040	7,999
Edison International	120,000	4,866
Entergy	83,340	6,296
PG&E * (a)	343,810	12,907
PPL	154,380	9,167
Progress Energy (a)	106,130	4,801
Sempra Energy	137,760	5,691
		80,595

Total Common Stocks (Cost $510,933)		611,611

Affiliated Money Market Fund - 3.3%
First American Prime Obligations Fund, Cl Z (c)	20,365,999	20,366

Total Affiliated Money Market Fund (Cost $20,366)		20,366

Investments Purchased with Proceeds from Securities Lending (d) - 38.2% (Cost $235,209)	235,209

Total Investments - 140.7% (Cost $766,508)	867,186
Other Assets and Liabilities, Net - (40.7)%	(250,907)
Total Net Assets - 100.0%	$616,279

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $227,633,294 at June 30, 2005.
(b)	The fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Large Cap Growth Opportunities

DESCRIPTION	SHARES (000)	VALUE (000)+

Common Stocks - 99.1%
Consumer Discretionary - 13.2%
Coach * (a)	265,020	$8,897
Harrah’s Entertainment (a)	123,140	8,875
J.C. Penney (a)	179,490	9,438
Kohl’s * (a)	138,040	7,718
Lowe’s (a)	290,950	16,939
McGraw-Hill (a)	245,560	10,866
Omnicom Group (a)	207,400	16,563
Staples (a)	590,935	12,599
Station Casinos	114,090	7,576
Target (a)	490,000	26,661
		126,132
Consumer Staples - 7.7%
Constellation Brands, CI A * (a)	158,340	4,671
Gillette	63,010	3,190
PepsiCo	356,310	19,216
Procter & Gamble (a)	584,550	30,835
Walgreen (a)	343,290	15,788
		73,700
Energy - 5.2%
Apache	236,650	15,288
ConocoPhillips	251,820	14,477
Exxon Mobil	244,050	14,026
Nabors Industries * (a)	99,430	6,027
		49,818
Financials - 11.3%
Allstate	164,300	9,817
American Express	304,250	16,195
Bank of America	224,440	10,237
Capital One Financial (a)	79,300	6,345
Goldman Sachs Group	173,880	17,739
Investors Financial Services (a)	392,070	14,828
Legg Mason (a)	85,550	8,907
Lehman Brothers Holdings	98,120	9,741
Wells Fargo	241,230	14,855
		108,664
Health Care - 22.2%
Aetna	242,760	20,105
Alcon (a)	102,190	11,174
Caremark Rx * (a)	302,356	13,461
Genentech * (a)	135,190	10,853
Guidant (a)	122,760	8,262
Johnson & Johnson (a)	448,660	29,163
Medtronic	400,010	20,716
PerkinElmer	448,360	8,474
Pfizer	506,080	13,958

St. Jude Medical *	356,140	15,531
UnitedHealth Group (a)	332,660	17,345
Wyeth Pharmaceuticals	521,280	23,197
Zimmer Holdings * (a)	268,919	20,484
		212,723
Industrials - 9.9%
Danaher (a)	223,650	11,706
Dun & Bradstreet *	135,690	8,365
General Electric	647,050	22,420
Pentair (a)	297,990	12,757
United Parcel Service, Cl B (a)	195,840	13,544
United Technologies	359,240	18,447
UTi Worldwide	103,170	7,183
		94,422
Information Technology (b) - 29.6%
Accenture * (a)	142,940	3,240
Adobe Systems (a)	261,960	7,497
Altera * (a)	234,600	4,650
Amphenol, Cl A * (a)	208,610	8,380
Analog Devices (a)	223,310	8,332
Apple Computer *	250,520	9,222
Autodesk	170,530	5,861
Dell *	631,720	24,959
EMC *	733,820	10,061
Google * (a)	19,520	5,742
Intel	1,129,560	29,436
Juniper Networks * (a)	299,980	7,553
Linear Technology (a)	200,020	7,339
Marvell Technology Group * (a)	116,510	4,432
Microchip Technology (a)	233,090	6,904
Microsoft	820,550	20,382
Motorola	703,640	12,848
NCR *	630,610	22,147
Oracle *	1,182,080	15,603
Paychex	469,440	15,276
QUALCOMM	280,550	9,261
Research in Motion * (a)	147,410	10,871
Texas Instruments (a)	767,870	21,554
Yahoo! *	327,760	11,357
		282,907

Total Common Stocks (Cost $877,785)		948,366

	SHARES (000)	VALUE (000)+
Affiliated Money Market Fund - 1.3%
First American Prime Obligations Fund, Cl Z (c)	12,641,662	$12,642

Total Affiliated Money Market Fund (Cost $12,642)		12,642

Investments Purchased with Proceeds from Securities Lending (d) - 40.2% (Cost $384,210)	384,210	$384,210

Total Investments - 140.6% (Cost $1,274,637)		1,345,218
Other Assets and Liabilities, Net - (40.6)%		(388,507)
Total Net Assets - 100.0%		$956,711

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $369,943,824 at June 30, 2005.
(b)	The fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 96.8%
Consumer Discretionary - 15.3%
Coach * (a)	82,010	$2,753
Comcast, Cl A * (a)	131,390	4,034
Harrah’s Entertainment (a)	47,720	3,439
Hilton Hotels	115,970	2,766
J.C. Penney (a)	81,700	4,296
Nordstrom (a)	29,630	2,014
Omnicom Group (a)	50,990	4,072
Sherwin Williams	75,290	3,545
Starbucks *	45,860	2,369
Station Casinos	42,590	2,828
Time Warner *	374,580	6,259
		38,375
Consumer Staples - 3.2%
PepsiCo	48,310	2,605
Procter & Gamble (a)	103,038	5,435
		8,040
Energy - 11.4%
Amerada Hess	50,430	5,371
Apache	85,542	5,526
ConocoPhillips	83,570	4,804
Exxon Mobil	82,950	4,767
Halliburton (a)	63,986	3,060
National-Oilwell *	106,590	5,067
		28,595
Financials - 18.1%
ACE	115,340	5,173
Allstate	69,732	4,166
Bank of America	168,268	7,675
Capital One Financial (a)	38,430	3,075
Goldman Sachs Group	78,111	7,969
Investors Financial Services (a)	54,200	2,050
Lehman Brothers Holdings (a)	55,530	5,513
Wells Fargo	155,490	9,575
		45,196
Health Care - 13.3%
Amgen *	87,440	5,287
Johnson & Johnson (a)	163,581	10,633
Teva Pharmaceutical Industries, ADR (a)	69,420	2,162
UnitedHealth Group (a)	81,398	4,244
Varian Medical Systems * (a)	72,430	2,704
Wyeth Pharmaceuticals	182,270	8,111
		33,141
Industrials - 9.4%
3M (a)	44,954	3,250
Eaton (a)	34,100	2,043
Emerson Electric	56,690	3,551
General Electric	229,558	7,954
Pentair	66,570	2,850
United Parcel Service, Cl B (a)	56,840	3,931
		23,579

Information Technology - 22.2%
Accenture * (a)	121,900	2,763
Adobe Systems (a)	75,190	2,152
Amphenol, Cl A * (a)	68,330	2,745
Analog Devices (a)	59,840	2,233
Autodesk	74,270	2,553
Dell *	100,262	3,961
EMC *	329,330	4,515
Intel	392,036	10,216
Motorola	274,380	5,010
NCR * (a)	78,997	2,774
Oracle *	469,440	6,197
QUALCOMM	92,796	3,063
Symantec * (a)	185,520	4,033
Texas Instruments (a)	121,260	3,404
		55,619
Telecommunication Services - 2.7%
Verizon Communications (a)	197,208	6,814

Utilities - 1.2%
PG&E * (a)	78,230	2,937

Total Common Stocks (Cost $233,498)		242,296

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 3.1%
First American Prime Obligations Fund, Cl Z (b)	7,780,458	7,781

Total Affiliated Money Market Fund (Cost $7,781)		7,781

Investments Purchased with Proceeds from Securities Lending (c) - 36.4% (Cost $91,210)	91,210	91,210

Total Investments - 136.3% (Cost $332,489)		341,287
Other Assets and Liabilities, Net - (36.3)%		(90,869)
Total Net Assets - 100.0%		$250,418

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security
(a)	This security or a portion of this securiy is out on loan at June 30, 2005. Total loaned securities had a market value of $87,697,402 at June 30, 2005.
(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(c)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depository Receipt
Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 99.8%
Consumer Discretionary - 10.7%
Comcast, Cl A * (a)	498,870	$15,315
Federated Department Stores (a)	228,280	16,728
Harrah’s Entertainment (a)	137,420	9,904
Hilton Hotels	407,000	9,707
Sherwin Williams	397,320	18,710
Time Warner *	1,459,080	24,381
		94,745
Consumer Staples - 5.0%
Altria Group	239,530	15,488
Clorox	136,300	7,595
Colgate-Palmolive	210,490	10,506
General Mills (a)	222,280	10,401
		43,990
Energy - 15.9%
Apache	168,984	10,916
BP, ADR	290,020	18,091
ConocoPhillips	400,750	23,039
EOG Resources (a)	244,850	13,908
Exxon Mobil	726,894	41,775
Halliburton (a)	289,250	13,832
National-Oilwell * (a)	248,830	11,829
Valero Energy (a)	93,210	7,374
		140,764
Financials (b) - 30.3%
ACE (a)	352,040	15,789
Allstate	253,140	15,125
Bank of America	855,056	38,999
Capital One Financial (a)	124,870	9,991
Citigroup	702,312	32,468
Fannie Mae	152,630	8,914
Freddie Mac	103,190	6,731
Genworth Financial	477,970	14,449
Goldman Sachs Group (a)	202,000	20,608
Lehman Brothers Holdings (a)	211,080	20,956
Marshall & Ilsley (a)	185,010	8,224
Merrill Lynch	217,700	11,976
MGIC Investment (a)	138,690	9,045
North Fork Bancorp (a)	375,080	10,536
Northern Trust (a)	231,340	10,547
Wachovia	172,230	8,543
Wells Fargo	414,660	25,535
		268,436

Health Care - 10.1%
Caremark Rx * (a)	102,610	4,568
CIGNA	97,500	10,435
HCA	208,680	11,826
Johnson & Johnson (a)	103,910	6,754
Merck	309,780	9,541
Pfizer	694,350	19,150
Wyeth Pharmaceuticals	602,050	26,791
		89,065
Industrials - 6.3%
Eaton (a)	161,100	9,650
Emerson Electric	291,120	18,233
General Electric	383,100	13,274
Tyco International (a)	494,770	14,447
		55,604
Information Technology - 8.7%
Hewlett-Packard	797,280	18,744
Motorola	744,430	13,593
National Semiconductor (a)	431,520	9,506
NCR * (a)	342,320	12,022
Texas Instruments (a)	474,110	13,308
Xerox *	682,440	9,411
		76,584
Materials - 5.6%
Dow Chemical (a)	466,280	20,763
MeadWestvaco	307,660	8,627
Phelps Dodge (a)	129,790	12,006
Weyerhaeuser (a)	135,110	8,600
		49,996
Telecommunication Services - 3.4%
BellSouth (a)	454,330	12,072
Verizon Communications (a)	529,272	18,286
		30,358
Utilities - 3.8%
Entergy (a)	232,070	17,533
PG&E * (a)	422,610	15,865
		33,398

Total Common Stocks (Cost $766,656)		882,940

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 0.3%
First American Prime Obligations Fund, Cl Z (c)	2,267,477	2,267

Total Affiliated Money Market Fund (Cost $2,267)		2,267

Investments Purchased with Proceeds from Securities Lending (d) - 32.0% (Cost $283,538)	283,538	283,538

Total Investments - 132.1% (Cost $1,052,461)		1,168,745
Other Assets and Liabilities, Net - (32.1)%		(284,213)
Total Net Assets - 100.0%		$884,532

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

*	Non-income producing security

(a)	This security or a poriton of this security is out on loan at June, 30, 2005. Total loaned securities had a market value of $272,657,352 at June 30, 2005.
(b)	The fund is significantly invested in this industry sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc. which also serves as advisor to this fund.
(d)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depository Receipt
Cl -	Class

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Equity Income Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 97.5%
Consumer Discretionary - 7.6%
Gannett (a)	412,480	$29,340
Harrah’s Entertainment (a)	312,980	22,556
Home Depot	408,600	15,895
McDonald’s	606,620	16,834
Starwood Hotels & Resorts Worldwide (a)	453,270	26,548
		111,173
Consumer Staples - 9.5%
Altria Group (a)	378,170	24,452
Colgate-Palmolive	404,780	20,203
General Mills (a)	301,920	14,127
H.J. Heinz	418,940	14,839
PepsiCo	267,690	14,436
Procter & Gamble (a)	256,950	13,554
Wal-Mart Stores (a)	772,570	37,238
		138,849
Energy - 12.1%
Apache (a)	239,880	15,496
Baker Hughes (a)	206,540	10,567
BP, ADR	409,286	25,531
Chevron (a)	359,480	20,102
ConocoPhillips	458,700	26,371
Exxon Mobil	887,562	51,008
Halliburton (a)	204,840	9,795
Royal Dutch Petroleum, ADR (a)	142,030	9,218
Schlumberger (a)	112,970	8,579
		176,667
Financials - 18.7%
Alliance Capital Management Holding	382,280	17,868
AMB Property (REIT)	206,440	8,966
American International Group	267,910	15,566
Apartment Investment & Management (a)	330,640	13,530
Bank of America	779,478	35,552
Citigroup	871,691	40,298
Duke Realty (REIT) (a)	177,922	5,633
Fannie Mae	33,260	1,942
Goldman Sachs Group (a)	75,160	7,668
J.P. Morgan Chase	717,950	25,358
Merrill Lynch (a)	248,310	13,660

Morgan Stanley	206,490	10,834
Northern Trust (a)	172,505	7,864
Partners Trust Financial Group	400,240	4,275
State Street	428,580	20,679
Wachovia	555,785	27,567
Wells Fargo	254,210	15,654
		272,914
Health Care - 12.6%
Abbott Laboratories	521,660	25,567
Baxter International	476,640	17,683
HCA (a)	210,090	11,906
Johnson & Johnson (a)	446,090	28,996
McKesson HBOC	360,620	16,152
Medtronic	151,790	7,861
Pfizer	1,070,232	29,517
Teva Pharmaceutical Industries, ADR (a)	271,310	8,449
Wyeth	831,540	37,003
		183,134
Industrials - 10.6%
3M (a)	254,910	18,430
Avery Dennison (a)	151,834	8,041
Emerson Electric (a)	234,580	14,692
General Dynamics	162,250	17,773
General Electric	1,147,640	39,766
Honeywell International (a)	590,190	21,619
Ingersoll-Rand, Cl A	218,670	15,602
United Parcel Service, Cl B (a)	267,260	18,484
		154,407
Information Technology - 12.0%
Analog Devices (a)	199,690	7,450
Automatic Data Processing	262,170	11,003
IBM	458,840	34,046
Intel	1,071,450	27,922
Microsoft	1,819,160	45,188
Motorola	1,189,810	21,726
QUALCOMM (a)	333,350	11,004
SAP, ADR (a)	179,650	7,779
Texas Instruments (a)	331,860	9,315
		175,433
Materials - 6.2%
Bemis (a)	611,700	16,234
Dow Chemical	208,450	9,282
E.I. DuPont de Nemours	302,060	12,992
Ecolab	223,770	7,241
Engelhard	194,060	5,541
Praxair (a)	581,420	27,094
Weyerhaeuser (a)	176,639	11,243
		89,627

Telecommunication Services - 4.4%
ALLTEL (a)	282,480	17,593
BellSouth (a)	506,710	13,463
SBC Communications (a)	642,190	15,252
Verizon Communications (a)	509,240	17,594
		63,902
Utilities - 3.8%
Alliant Energy	593,830	16,716
Cinergy (a)	409,590	18,358
Xcel Energy	1,049,960	20,495
		55,569
Total Common Stocks (Cost $1,168,042)		1,421,675

	PAR (000)	VALUE (000)+
Convertible Corporate Bonds - 1.3%
Liberty Media
Callable 04/05/08 @ 100
0.750%, 03/30/23 (a)(b)	$14,812	15,717
Medarex
Callable 05/20/09 @ 100.64
2.250%, 05/15/11 (a)(b)	3,934	3,445

Total Convertible Corporate Bonds (Cost $20,402)		19,162

Convertible Preferred Stock - 0.5%
Freeport-McMoran Copper & Gold
5.500%, 12/31/49 (b)	7,483	6,910

Total Convertible Preferred Stock (Cost $7,248)		6,910

	SHARES	VALUE (000)
Affiliated Money Market Fund - 0.6%
First American Prime Obligations Fund, Cl Z (c)	9,341,783	9,342

Total Affiliated Money Market Fund (Cost $9,342)		9,342

Investments Purchased with Proceeds from Securities Lending (d) - 25.7% (Cost $375,767)		375,767

Total Investments - 125.6% (Cost $1,580,801)		1,832,856
Other Assets and Liabilities, Net - (25.6)%		(373,930)
Total Net Assets - 100.0%		$1,458,926

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $361,067,816 at June 30, 2005.

(b)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2005, the value of these investments was $26,071,999 or 1.8% of total net assets.

(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(d)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depository Receipt
Cl -	Class
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Balanced Fund

DESCRIPTION	SHARES	VALUE (000)+

Common Stocks - 63.3%
Consumer Discretionary - 10.1%
CBRL Group (a)	5,960	$232
Coach *(a)	79,790	2,679
Comcast, Cl A *(a)	127,833	3,924
Gray Television (a)	16,100	194
Harrah’s Entertainment (a)	46,430	3,346
Hilton Hotels	112,840	2,691
J.C. Penney	79,490	4,180
Kerzner International *	2,720	155
La Quinta (REIT) *(a)	36,510	341
Marvel Enterprises *(a)	16,685	329
Men’s Wearhouse *(a)	5,075	175
Nautilus Group (a)	4,970	142
Nordstrom (a)	28,830	1,960
Omnicom Group (a)	49,610	3,962
PETCO Animal Supplies *(a)	8,140	239
Ruby Tuesday (a)	7,470	193
Scientific Games, Cl A *(a)	17,470	470
Sherwin Williams	73,254	3,450
Sports Authority *(a)	7,940	252
Starbucks *	44,620	2,305
Station Casinos	44,000	2,922
Thomas Nelson	8,260	180
Time Warner *	364,457	6,090
Too *(a)	16,910	395
WCI Communities *(a)	5,460	175
		40,981
Consumer Staples - 2.0%
NBTY *(a)	11,440	297
PepsiCo	47,008	2,535
Procter & Gamble (a)	100,254	5,288
		8,120
Energy - 7.2%
Amerada Hess (a)	49,070	5,226
Apache	83,228	5,377
Bill Barrett *(a)	3,870	114
Cal Dive International *(a)	1,110	58
Compton Petroleum *	4,430	40
ConocoPhillips	81,310	4,675
ENSCO International	6,700	240
Exxon Mobil	80,705	4,638
Halliburton (a)	62,258	2,977
Houston Exploration *	2,240	119
Hydril *(a)	1,060	58
National-Oilwell *	103,707	4,930
St. Mary Land & Exploration	2,110	61
Spinnaker Exploration *(a)	2,700	96
Tesoro Petroleum *	3,350	156
Ultra Petroleum *	4,586	139
Western Gas Resources	3,360	117
W-H Energy Services *(a)	11,770	293
		29,314
Financials - 11.9%
ACE	112,220	5,033
Advanta, Cl B	9,525	268
Affiliated Managers Group *(a)	1,700	116
Alexandria Real Estate Equities	3,190	234

Allstate	67,850	4,054
American Campus Communities	3,180	72
AmerUS Group, Cl A (a)	6,670	321
Bank of America	163,720	7,467
BioMed Realty Trust	4,680	112
Capital One Financial (a)	37,390	2,992
Cullen/Frost Bankers	7,230	345
East West Bancorp (a)	6,660	224
First Financial Bankshares	2,516	85
First Niagara Financial Group (a)	9,110	133
GATX (a)	9,990	345
Glacier Bancorp	2,422	63
Goldman Sachs Group (a)	76,002	7,754
Innkeepers USA Trust (REIT) (a)	12,480	186
Investors Financial Services (a)	61,300	2,318
Kite Realty Group Trust	11,770	177
Lasalle Hotel Properties (REIT)	5,430	178
Lehman Brothers Holdings (a)	54,030	5,364
Maguire Properties	14,610	414
Platinum Underwriter Holdings	7,380	235
SL Green Realty	5,510	355
SVB Financial Group *(a)	6,850	328
Wells Fargo	151,290	9,316
		48,489
Health Care - 8.6%
Abgenix *(a)	10,400	89
American Healthways *(a)	5,740	243
Amgen *	85,080	5,144
Caliper Life Sciences *(a)	18,030	101
Curis *	1,260	5
Cutera *	1,110	19
ImmunoGen *	12,230	71
Johnson & Johnson (a)	159,160	10,345
Neurocrine Biosciences *	4,370	183
Palomar Medical Technologies *	780	19
Pediatrix Medical Group *(a)	5,510	405
Per-Se Technologies *(a)	11,440	240
Protein Design Labs *(a)	9,370	189
Salix Pharmaceuticals *(a)	5,790	102
Sierra Health Services *(a)	6,390	457
SonoSite *(a)	8,480	263
Sybron Dental Specialties *(a)	4,960	187
Symmetry Medical *	3,250	77
Teva Pharmaceutical Industries, ADR (a)	67,549	2,103
UnitedHealth Group (a)	79,196	4,129
Varian *	4,350	164
Varian Medical Systems *(a)	70,470	2,631
Wyeth	177,351	7,892
		35,058
Industrials - 6.5%
3M (a)	43,740	3,162
AirTran Holdings *(a)	30,580	282
American Reprographics *	7,840	126
Applied Signal Technology	7,499	143
Chicago Bridge & Iron	17,740	406
CLARCOR	1,880	55
Eaton	33,181	1,988
EGL *(a)	22,830	464
Emerson Electric	55,157	3,454
General Electric	223,354	7,739
Global Power Equipment Group *(a)	6,830	54
Kennametal (a)	6,370	292
KVH Industries *(a)	23,890	222
Labor Ready *(a)	17,580	410
Manitowoc (a)	2,710	111
Mercury Computer Systems *(a)	9,280	254
NCI Building Systems *(a)	5,980	196
Pentair	64,770	2,773

Power-One *	36,270	229
Roper Industries	4,670	333
Terex *(a)	4,110	162
United Parcel Service, Cl B (a)	55,300	3,825
Volcom	770	21
		26,701
Information Technology - 14.4%
Accenture *(a)	118,600	2,689
ADC Telecommunications *(a)	18,270	398
Adobe Systems (a)	73,160	2,094
Aeroflex *(a)	13,170	111
Amphenol, Cl A *	66,490	2,671
Analog Devices (a)	58,222	2,172
ATI Technologies *	8,610	102
Autodesk (a)	72,260	2,484
Benchmark Electronics *(a)	7,680	234
BISYS Group *(a)	22,850	341
Carreker *	17,110	94
Dell *	97,551	3,854
Digitas *(a)	22,120	252
EMC *	320,420	4,393
Entegris *(a)	11,990	119
Hyperion Solutions *(a)	4,352	175
Intel	381,433	9,940
Itron *	2,960	132
Logitech International *(a)	5,630	359
Mattson Technology *	5,210	37
Motorola	266,965	4,875
NCR *	76,855	2,700
Openwave Systems *(a)	13,990	229
Oracle *	456,743	6,029
Packeteer *	20,839	294
QUALCOMM	90,287	2,980
SAFENET *(a)	12,270	418
Silicon Image *	38,060	391
Sonic Solutions *	3,110	58
Stellent *(a)	32,648	245
Symantec *(a)	180,510	3,924
Texas Instruments (a)	117,986	3,312
The9, ADR *(a)	15,960	416
TIBCO Software *(a)	25,260	165
Varian Semiconductor Equipment Associates *(a)	90	3
		58,690
Materials - 0.2%
Century Aluminum *(a)	15,710	320
Hercules *(a)	8,850	125
Olin (a)	18,370	335
		780
Telecommunication Services - 1.7%
Alamosa Holdings *(a)	5,393	75
General Communication *(a)	13,373	132
Verizon Communications (a)	191,882	6,630
		6,837
Utilities - 0.7%
PG&E *	76,117	2,857

Total Common Stocks (Cost $234,983)		257,827

Investment Companies - 6.4%
iShares MSCI EAFE Index Fund (a)	336,100	17,608
iShares MSCI Emerging Markets Index Fund *(a)	44,000	3,150
iShares MSCI EMU Index Fund	8,300	591
iShares MSCI Pacific ex-Japan Index Fund	10,600	998
iShares MSCI Japan Index Fund (a)	270,000	2,738
iShares S&P Europe 350 Index Fund *(a)	15,800	1,177

Total Investment Companies (Cost $25,916)		26,262

	PAR (000)	VALUE (000)+
U.S. Government Agency Mortgage-Backed Securities - 9.4%
Adjustable Rate (b) - 0.6%
FHLMC Pool
4.366%, 01/01/28, #786281	$469	482
FNMA Pool
4.116%, 04/01/18, #070009	62	63
4.431%, 09/01/33, #725553	1,104	1,131
5.290%, 11/01/34, #735054	931	950
		2,626
Fixed Rate - 8.8%
FHLMC Pool
6.500%, 04/01/08, #E00225	20	20
7.000%, 04/01/08, #E46044	11	12
4.000%, 10/01/10, #M80855	1,088	1,074
5.500%, 03/01/13, #E00546	181	186
4.500%, 05/01/18, #P10032	504	508
6.500%, 11/01/28, #C00676	711	737
7.000%, 12/01/29, #G01091	147	155
6.500%, 07/01/31, #A17212 (d)	530	549
6.000%, 05/01/32, #C01361	156	160
FNMA Pool
5.500%, 03/01/06, #424411	70	70
3.790%, 07/01/13, #386314	1,384	1,335
6.000%, 09/01/17, #653368	389	402
5.000%, 07/01/18, #555621	1,572	1,591
5.000%, 12/01/18, #725012	2,158	2,183
4.500%, 06/01/19, #045181	431	429
5.000%, 11/01/19, #725934 (a)	366	370
4.500%, 06/01/20, #828929 (a)	1,075	1,071
6.000%, 10/01/22, #254513 (a)	652	673
5.500%, 10/01/24, #255456	1,215	1,238
5.500%, 12/01/24, #357662	991	1,009
5.500%, 02/01/25, #255628 (a)	1,178	1,200
7.000%, 04/01/29, #323681	155	163
6.500%, 12/01/31, #254169 (a)	647	669
6.500%, 05/01/32, #640032	1,103	1,142
7.000%, 07/01/32, #545815 (a)	319	337
6.000%, 09/01/32, #254447 (a)	530	544
6.000%, 01/01/33, #676647	1,017	1,043
5.500%, 04/01/33, #694605 (a)	1,332	1,350
5.500%, 06/01/33, #709033 (a)	586	594
5.500%, 07/01/33, #728667 (a)	738	749
5.500%, 08/01/33, #733380 (a)	1,510	1,532
6.000%, 11/01/33, #772256 (a)	286	293
6.000%, 11/01/33, #772130	247	253
5.500%, 12/01/33, #756202 (a)	873	886
5.500%, 05/01/34, #357571 (a)	981	994
6.500%, 06/01/34, #735273 (a)	1,227	1,270
5.000%, 07/01/34, #000TBA (d)	5,485	5,483
6.000%, 10/01/34, #781776	942	966
4.500%, 03/01/35, #819357	1,115	1,091
GNMA Pool
6.500%, 10/20/10, #002108	49	52
7.500%, 06/15/27, #447728	19	21
7.500%, 09/15/27, #455516	13	14
7.000%, 04/15/29, #506639	220	233
6.000%, 11/15/33, #00GNMA (a)	1,081	1,115
		35,766
Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,329)		38,392

Corporate Bonds - 6.3%
Banking - 0.2%
Chuo Mitsui Trust & Banking
Callable 4/15/15 @ 100
5.506%, 12/31/49 (a)(c)(e)	365	356
Mizuho Financial Group
5.790%, 04/15/14 (c)	410	434
		790
Basic Industry - 0.5%
Abitibi-Consolidated
8.550%, 08/01/10	300	312
Allegheny Technologies
8.375%, 12/15/11	275	286
Celulosa Arauco Y Constitucion
5.625%, 04/20/15 (c)	230	235
Falconbridge
7.350%, 06/05/12	320	358
Georgia Pacific
7.700%, 06/15/15	290	332
PolyOne
10.625%, 05/15/10	300	318
Tembec Industries
8.500%, 02/01/11	250	192
Weyerhaeuser
6.750%, 03/15/12	75	82
		2,115
Brokerage - 0.3%
Lazard
7.125%, 05/15/15 (c)	665	675
Merrill Lynch, Series B
5.360%, 02/01/07	420	429
		1,104
Capital Goods - 0.2%
Case New Holland
9.250%, 08/01/11 (c)	250	264
Hutchison Whampoa International
7.450%, 11/24/33 (c)	260	309
Owens-Illinois
8.100%, 05/15/07	325	338
		911
Communications - 1.1%
America Movil SA De CV
6.375%, 03/01/35	235	226
British Telecommunications
8.875%, 12/15/30	170	240
Clear Channel Communications
5.500%, 09/15/14 (a)	865	819
Dex Media West
9.875%, 08/15/13	221	253
News American
7.700%, 10/30/25	600	730
Qwest
8.875%, 03/15/12 (c)	550	597
Sprint Capital
8.375%, 03/15/12	900	1,086
Telecom Italia Capital
6.375%, 11/15/33	285	310
Time Warner
8.375%, 07/15/33	270	360
		4,621
Consumer Cyclical - 0.5%
Centex
4.550%, 11/01/10	485	479
DaimlerChrysler
4.875%, 06/15/10	230	229
6.500%, 11/15/13 (a)	240	260
Duty Free International
7.000%, 07/01/05 (f)(g)(h)	605	24
General Motors Acceptance
5.625%, 05/15/09 (a)	400	372
Harrahs Operating Company
5.625%, 06/01/15 (c)	350	355
Park Place Entertainment
8.125%, 05/15/11	300	344
		2,063

Consumer Non Cyclical - 0.5%
Albertson’s
7.500%, 02/15/11	520	586
Delhaize America
9.000%, 04/15/31 (a)	290	363
Kraft Foods
4.625%, 11/01/06	670	674
RJ Reynolds Tobacco Holdings
6.500%, 07/15/10 (c)	460	460
		2,083
Electric - 0.4%
CMS Energy
8.500%, 04/15/11 (a)	400	446
Duke Capital
5.668%, 08/15/14 (a)	370	385
Exelon
4.900%, 06/15/15	290	290
Nevada Power
Callable 08/15/08 @ 104.5
9.000%, 08/15/13	105	118
TXU Energy
7.000%, 03/15/13	260	289
5.550%, 11/15/14 (c)	260	250
		1,778
Energy - 0.7%
Bluewater Financial
Callable 2/15/07 @ 105.125
10.250%, 02/15/12	300	322
Chesapeake Energy
7.000%, 08/15/14	235	249
CNOOC Finance
5.500%, 05/21/33 (c)	280	272
Encana
6.500%, 08/15/34	170	197
Gazprom International
7.201%, 02/01/20 (c)	350	375
Kerr McGee
6.950%, 07/01/24	435	449
Nexen
5.875%, 03/10/35	270	272
Petrobras International Finance
7.750%, 09/15/14	310	325
Petro-Canada
5.350%, 07/15/33	190	182
		2,643
Finance Companies - 0.1%
American General Finance
5.875%, 07/14/06	400	408

Insurance - 0.2%
Axis Capital Holdings
5.750%, 12/01/14	400	413
Marsh & McLennan Companies
5.375%, 07/15/14	425	424
		837
Natural Gas - 0.1%
El Paso Natural Gas
7.625%, 08/01/10	300	317

Sovereigns - 1.1%
Federal Republic of Brazil
8.250%, 01/20/34	315	304
PEMEX Project Funding Master Trust
7.375%, 12/15/14	560	624
Republic of Turkey
9.000%, 06/30/11	340	386
7.375%, 02/05/25 (a)	275	270

Republic of Venezuela
8.500%, 10/08/14	1,005	1,043
Russian Federation
5.000%, 03/31/30 (c)	430	478
United Mexican States
5.875%, 01/15/14	340	352
6.625%, 03/03/15 (a)(e)	950	1,038
		4,495
Technology - 0.2%
Ciena
3.750%, 02/01/08	120	106
Corning
Zero Coupon Bond
Callable 11/08/05 @ 81.95
2.000%, 11/08/15 (i)	260	207
LG Electronics
5.000%, 06/17/10 (c)	340	339
		652
Transportation - 0.1%
Hertz
7.625%, 06/01/12	275	272

Yankee Corporate - 0.1%
Tengizcheveroil
6.124%, 11/15/14 (c)	370	383

Total Corporate Bonds (Cost $25,692)		25,472

Asset-Backed Securities - 5.0%
Automobiles - 0.7%
Bank One Auto Receivable
Series 2003-1, Cl A3
1.820%, 09/20/07	1,118	1,111
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07	330	325
Ford Credit Auto Trust
Series 2005-B, Cl A3
4.170%, 01/15/09	780	782
Nissan Auto Receivables Trust
Series 2003-B, Cl A3
1.510%, 08/15/07	297	296
Series 2005-B, Cl A2
3.750%, 09/17/07	430	430
		2,944
Commercial - 2.1%
Bank of America Commercial Mortgage
Series 2004-5, Cl A3
4.561%, 11/10/41	710	715
Bear Stearns Asset Backed Securities
Series 2004-T14, Cl A4
5.200%, 01/12/41	205	215
Commercial Mortgage
Series 2004-CNL, Cl A1
3.440%, 09/15/14 (b)	780	778
Series 2005-LP5, Cl A2
4.630%, 05/10/43	925	935
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Cl A2
6.538%, 06/15/31	579	604
Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14	750	745
GMAC Commercial Mortgage
Series 2004-C2, Cl A1
3.896%, 08/10/38	717	713
GS Mortgage Securities
4.602%, 08/10/38	1,500	1,519

LB-UBS
Series 2003-C3, Cl A2
3.086%, 05/15/27	1,280	1,240
Merrill Lynch Mortgage Investors
6.310%, 11/15/26	264	266
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	750	793
		8,523
Credit Cards - 0.9%
Citibank Credit Card Issuance Trust
Series 2003-A2
2.700%, 01/15/08	400	398
Series 2003-A5, Cl A5
2.500%, 04/07/08	625	619
MBNA Master Trust
Series 2001-A1, Cl A1
5.750%, 10/15/08	635	645
Series 2005-A1, Cl A1
4.200%, 09/15/10	1,130	1,137
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11	975	960
		3,759
Equipment Leases - 0.4%
Caterpillar Financial Trust
Series 2005-A, Cl A2
3.660%, 12/26/07 (f)	410	409
CNH
Series 2003-B, Cl A3B
2.470%, 01/15/08 (c)	1,230	1,220
		1,629
Home Equity - 0.4%
Contimortgage
7.120%, 08/15/28	17	18
Countrywide Financial
Series 2003-BC1, Cl A1
1.850%, 03/25/33 (b)	148	150
First Franklin Mortgage
Series 2004-FFB, Cl A3
4.264%, 06/25/24	240	239
New Century Home Equity Loan Trust
Series 2004-4, Cl A4
3.594%, 02/25/35 (b)	950	951
Saxon Asset Securities Trust
Series 2004-1, Cl A
3.584%, 03/25/35 (b)	115	115
		1,473
Other - 0.5%
GRP AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (c)(e)(f)	165	166
Series 2005-1, Cl A
4.850%, 01/25/35 (c)(e)	403	403
William Street Funding
Series 2004-4, Cl A
1.930%, 09/23/10 (c)(f)	1,200	1,201
Series 2005-1, Cl A
3.041%, 01/23/11 (c)(f)	465	465
		2,235
Total Asset-Backed Securities (Cost $20,628)		20,563

U.S. Government & Agency Securities - 4.2%
U. S. Agency Debentures - 1.1%
FHLB
4.430%, 04/07/08, Callable 04/07/06 @ 100 (a)	2,400	2,407
FHLMC
3.250%, 11/02/07, Callable 11/02/05 @ 100 (a)	270	265
FNMA
6.125%, 03/15/12 (a)	280	313
5.250%, 08/01/12 (a)	720	752
5.000%, 07/01/25, (b) (d)	590	590
		4,327
U.S. Treasuries - 3.1%
U.S. Treasury Bonds
6.250%, 08/15/23 (a)	1,500	1,871
2.375%, 01/15/25 (a)(j)	1,125	1,231
6.875%, 08/15/25 (a)	900	1,212
5.250%, 11/15/28 (a)	1,400	1,601
5.250%, 02/15/29 (a)	1,460	1,672
5.375%, 02/15/31 (a)	1,660	1,961
U.S. Treasury Notes
3.500%, 05/31/07	765	763
1.625%, 01/15/15 (a)(j)	2,466	2,456
		12,767
Total U.S. Government & Agency Securities (Cost $16,297)		17,094

CMO - Private Mortgage-Backed Securities - 3.6%
Adjustable Rate - 1.6% (b)
IMPAC Mortgage Holdings
3.694%, 12/25/33	612	615
MLCC Mortgage Investors
Series 2003-H, Cl A3A
4.735%, 01/25/29 (f)	337	343
Series 2004-B, Cl A3
4.648%, 05/25/29	628	661
Morgan Stanley Loan Trust
Series 2004-9, Cl 1A
6.294%, 11/25/34	707	726
Sequoia Mortgage Trust
Series 2004-5, Cl A1
4.647%, 06/20/34 (f)	770	787
Series 2004-7, Cl A2
3.899%, 08/20/34	628	635
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Cl A
4.782%, 08/25/34 (f)	381	388
Thornburg Mortgage Trust
Series 2005-2, Cl A1
3.546%, 07/25/45 (f)	840	840
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Cl A1
4.840%, 02/25/33	574	586
Series 2004-N, Cl A3
4.126%, 08/25/34	1,080	1,073
		6,654
Fixed Rate - 2.0%
Bank of America Mortgage Backed Securities
Series 2003-6, Cl 1A30
4.750%, 08/25/33	585	586
Series 2004-G, Cl 2A3
4.232%, 08/25/34	810	803
Countrywide Alternative Loan Trust
Series 2004-2CB, Cl 1A1
4.250%, 03/25/34	664	661
Series 2004-24CB, Cl 1A1
6.000%, 11/25/34	604	616
GMAC Commercial Mortgage
Series 2004-J5, Cl A7
6.500%, 01/25/35	701	724

Master Alternative Loans Trust
Series 2005-2, Cl 1A3
6.500%, 03/25/35	612	629
Master Asset Securitization Trust
Series 2003-6, Cl 1A3
5.000%, 07/25/18	914	915
Residential Asset Mortgage Products
Series 2004-SL4, Cl A3
6.500%, 07/25/32	491	506
Residential Asset Security Trust
Series 2002-A12, Cl 1A1
5.200%, 11/25/32	222	221
Washington Mutual
Series 2003-S10, Cl A2
5.000%, 10/25/18	1,126	1,132
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Cl A1
4.750%, 12/25/18	723	721
Series 2004-EE, Cl B1
3.989%, 1/25/35	612	606
Westam Mortgage Financial
Series 11, Cl A
6.360%, 08/26/20	2	2
		8,122
Total CMO - Private Mortgage-Backed Securities (Cost $14,821)		14,776

CMO - U.S. Government Agency Mortgage-Backed Securities - 1.1%
Fixed Rate - 1.1%
FHLMC REMIC
Series 85, Cl C
8.600%, 01/15/21	115	115
Series 1136, Cl H
6.000%, 09/15/21	105	105
Series 2763, Cl TA
4.000%, 03/15/11	812	804
Series T-060, Cl 1A4B
5.343%, 03/25/44	815	821
FNMA
Series 1989-2, Cl D
8.800%, 01/25/19	7	8
Series 1989-37, Cl G
8.000%, 07/25/19	127	135
Series 1990-30, Cl E
6.500%, 03/25/20	57	59
Series 1990-63, Cl H
9.500%, 06/25/20	25	27
Series 1990-89, Cl K
6.500%, 07/25/20	6	7
Series 1990-105, Cl J
6.500%, 09/25/20	87	90
Series 1996-21, Cl PK
6.000%, 02/25/11	333	339
Series 2005-44, Cl PC
5.000%, 11/25/27	1,139	1,148
Series 2005-47, Cl HK
4.500%, 06/25/20	935	921
GNMA
Series 3, Cl F
6.500%, 06/17/20	11	11
		4,590
Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $4,620)		4,590

Treasury Obligation - 0.0%
U.S. Treasury Bill
2.820%, 08/04/05 (k)	25	25

Total Treasury Obligation (Cost $25)		25

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 1.8%
First American Prime Obligations Fund, Cl Z (l)	7,286,685	7,287

Total Affiliated Money Market Fund (Cost $7,287)		7,287

Investments Purchased with Proceeds from Securities Lending (m) - 34.1% (Cost $138,858)		138,858

Total Investments - 135.2% (Cost $527,456)		551,146
Other Assets and Liabilities, Net - (35.2)%		(143,667)
Total Net Assets - 100.0%		$407,479

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (h).

*	Non-income producing security
(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $134,047,242 at June 30, 2005.
(b)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.
(c)

Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2005, the value of these investments was $10,501,477 or 2.6% of total net assets.

(d)	Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $6,613,639 or 1.6% of total net assets.
(e)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.
(f)	Security is considered illiquid or restricted. As of June 30, 2004, the value of these investments was $4,624,980 or 1.1% of total net assets.
(g)	Security is currently in default.
(h)	Security is fair valued. As of June 30, 2005, the fair value of this investment was $24,215 or 0.0% of total net assets.
(i)	The rate shown is the effective yield at time of purchase.
(j)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(l)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(m)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR -	American Depositary Receipt
Cl -	Class
CMO -	Collateralized Mortgage Obligation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
REIT -	Real Estate Investment Trust
REMIC -	Real Estate Mortgage Investment Conduit

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)

U.S. Treasury 10 year Futures	(24)	$(2,723)	Sept. 05	$(26)
U.S. Treasury Long Bond Futures	5	594	Sept. 05	13
				$(13)

Credit Default Swap Agreement outstanding at June 30, 2005

					Notional	Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Amount	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

Citigroup	Dow Jones
	CDX EM 3
	Index	Sell	2.10%	6/20/10	2,000	$39
Citigroup	Dow Jones
	CDX NA IG Hvol4
	Index	Sell	0.90%	6/20/10	1,000	1
Deutsche Bank	Dow Jones
	CDX NA IG Hvol4
	Index	Sell	0.90%	6/20/10	2,500	6
						$46

Schedule of INVESTMENTS June 30, 2005 (Unaudited)

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000)+
Common Stocks - 99.1%
Consumer Discretionary - 10.9%
AutoNation * (a)	37,580	$771
Autozone * (a)	13,884	1,284
Bed Bath & Beyond * (a)	60,813	2,541
Best Buy	60,733	4,163
Big Lots * (a)	23,598	312
Black & Decker (a)	16,069	1,444
Brunswick	19,043	825
Carnival (a)	105,463	5,753
Centex (a)	25,894	1,830
Circuit City Stores	42,225	730
Clear Channel Communications	103,735	3,209
Coach * (a)	74,876	2,514
Comcast, Cl A * (a)	456,185	14,005
Cooper Tire & Rubber	5,009	93
D.R. Horton	44,376	1,668
Dana	30,046	451
Darden Restaurants	28,549	942
Delphi	117,113	545
Dillards, Cl A	14,572	341
Dollar General	61,385	1,250
Dow Jones & Company (a)	14,432	512
Eastman Kodak (a)	57,931	1,555
Family Dollar Stores	34,578	902
Federated Department Stores (a)	35,335	2,589
Ford Motor (a)	374,536	3,835
Fortune Brands	29,365	2,608
Gannett (a)	51,784	3,683
Gap	150,751	2,977
General Motors (a)	116,750	3,969
Genuine Parts	35,378	1,454
Goodyear Tire & Rubber * (a)	35,443	528
Harley-Davidson (a)	59,932	2,973
Harrah’s Entertainment (a)	32,242	2,324
Hasbro	32,537	676
Hilton Hotels	77,148	1,840
Home Depot	447,016	17,389
International Game Technology	70,520	1,985
Interpublic Group of Companies * (a)	86,231	1,050
J.C. Penney	59,602	3,134
Johnson Controls	38,346	2,160
Jones Apparel Group (a)	24,879	772
KB HOME (a)	16,506	1,258
Knight-Ridder	16,253	997
Kohl’s * (a)	68,633	3,837
Leggett & Platt	38,577	1,025
Limited (a)	83,012	1,778
Liz Claiborne (a)	22,194	882
Lowe’s (a)	157,301	9,158
Marriott International, Cl A (a)	41,151	2,807
Mattel (a)	83,745	1,533
May Department Stores (a)	62,090	2,494
Maytag (a)	16,592	260
McDonald’s	257,858	7,156
McGraw-Hill (a)	77,312	3,421
New York Times, Cl A	30,215	941
Newell Rubbermaid (a)	55,478	1,323
News (a)	564,940	9,141
Nike, Cl B (a)	44,339	3,840
Nordstrom (a)	25,478	1,732
Office Depot *	62,644	1,431
Officemax	13,626	406
Omnicom Group (a)	38,241	3,054
Pulte	27,000	2,275
RadioShack	33,473	776
Reebok International (a)	12,183	510
Sears Holdings * (a)	23,029	3,451
Sherwin Williams	30,922	1,456
Snap-On	11,798	405
Stanley Works	16,749	763
Staples (a)	152,311	3,247
Starbucks *	81,696	4,220
Starwood Hotels & Resorts Worldwide (a)	41,780	2,447

Target (a)	195,895	10,659
Tiffany & Company (a)	29,821	977
Time Warner *	936,818	15,654
TJX (a)	98,424	2,397
Toys ‘R’ Us * (a)	43,131	1,142
Tribune (a)	60,631	2,133
Univision Communications, Cl A * (a)	59,543	1,640
V.F.	17,938	1,026
Viacom, Cl B	334,308	10,705
Visteon *	26,367	159
Walt Disney	413,193	10,404
Wendy’s International	22,947	1,093
Whirlpool (a)	13,558	951
Yum! Brands (a)	58,944	3,070
		243,620
Consumer Staples - 9.9%
Alberto-Culver, Cl B	17,326	751
Albertson’s	74,012	1,531
Altria Group	421,911	27,281
Anheuser-Busch (a)	161,730	7,399
Archer-Daniels-Midland (a)	131,773	2,817
Avon Products	95,506	3,615
Brown-Forman, Cl B	10,246	619
Campbell Soup (a)	66,054	2,032
Clorox	31,303	1,744
Coca-Cola	460,451	19,224
Coca-Cola Enterprises	49,067	1,080
Colgate-Palmolive	108,042	5,392
ConAgra Foods (a)	107,163	2,482
Constellation Brands, CI A *	11,285	333
Costco Wholesale * (a)	101,370	4,543
CVS (a)	161,230	4,687
General Mills	67,645	3,165
Gillette (a)	202,100	10,232
H.J. Heinz	71,100	2,518
Hershey Foods (a)	44,234	2,747
Kellogg	70,652	3,140
Kimberly-Clark	97,327	6,092
Kroger * (a)	150,448	2,863
McCormick	28,200	922
Molson Coors Brewing	16,016	993
Pepsi Bottling	39,873	1,141
PepsiCo	344,060	18,555
Procter & Gamble (a)	503,428	26,556
Reynolds American (a)	22,120	1,743
Safeway * (a)	92,935	2,099
Sara Lee	159,764	3,165
SUPERVALU	27,071	883
Sysco	134,930	4,883
UST (a)	33,746	1,541
Walgreen (a)	208,032	9,567
Wal-Mart Stores	628,517	30,295
Wrigley, William Jr. (a)	39,843	2,743
		221,373
Energy - 8.7%
Amerada Hess (a)	16,460	1,753
Anadarko Petroleum (a)	47,954	3,939
Apache (a)	66,768	4,313
Ashland (a)	13,639	980
Baker Hughes (a)	67,666	3,462
BJ Services (a)	33,293	1,747
Burlington Resources	78,424	4,332
ChevronTexaco (a)	423,984	23,709
ConocoPhillips (a)	278,248	15,996
Devon Energy (a)	98,232	4,978
El Paso (a)	134,167	1,546
EOG Resources (a)	47,602	2,704
Exxon Mobil	1,307,372	75,135
Halliburton (a)	100,805	4,820
Kerr-McGee	23,235	1,773
Kinder Morgan (a)	19,716	1,640
Marathon Oil (a)	69,074	3,686
Nabors Industries * (a)	30,220	1,832
National-Oilwell Varco * (a)	30,795	1,464
Noble * (a)	27,023	1,662
Occidental Petroleum (a)	80,804	6,216
Rowan * (a)	21,173	629
Schlumberger (a)	119,734	9,093
Sunoco (a)	14,006	1,592
Transocean * (a)	69,192	3,734
Unocal	53,874	3,504
Valero Energy (a)	52,090	4,121
Williams (a)	113,902	2,164
XTO Energy	71,060	2,415
		194,939

Financials - 20.2%
ACE	57,210	2,566
AFLAC (a)	103,277	4,470
Allstate (a)	141,517	8,456
Ambac Financial Group (a)	22,009	1,535
American Express	238,257	12,682
American International Group (a)	530,190	30,804
AmSouth Bancorp (a)	70,906	1,844
AON (a)	63,257	1,584
Apartment Investment & Management	19,958	817
Archstone-Smith Trust (a)	37,220	1,437
Bank of America	833,862	38,032
Bank of New York (a)	156,979	4,518
BB&T (a)	110,386	4,412
Bear Stearns (a)	22,091	2,296
Capital One Financial (a)	50,793	4,064
Charles Schwab (a)	249,424	2,813
Chubb (a)	37,908	3,245
Cincinnati Financial	32,372	1,281
CIT Group (a)	41,662	1,790
Citigroup	1,062,724	49,130
Comerica	35,440	2,048
Compass Bancshares (a)	10,210	459
Countrywide Financial (a)	115,918	4,476
E*TRADE Financial *	76,250	1,067
Equity Office Properties Trust (REIT)	82,537	2,732
Equity Residential Properties Trust (REIT) (a)	58,516	2,155
Fannie Mae	198,132	11,571
Federated Investors, Cl B	19,580	588
Fifth Third Bancorp	113,705	4,686
First Horizon National (a)	25,435	1,073
Franklin Resources	36,525	2,812
Freddie Mac (a)	139,807	9,120
Golden West Financial (a)	56,494	3,637
Goldman Sachs Group (a)	86,410	8,816
Hartford Financial Services Group	59,249	4,431
Huntington Bancshares (a)	46,242	1,116
J.P. Morgan Chase	720,891	25,462
Janus Capital Group (a)	48,381	728
Jefferson-Pilot	27,533	1,388
KeyCorp (a)	83,686	2,774
Lehman Brothers Holdings (a)	56,267	5,586
Lincoln National	35,935	1,686
Loew’s	30,386	2,355
M & T Bank	16,970	1,785
Marsh & McLennan	107,632	2,981
Marshall & Ilsley (a)	43,317	1,925
MBIA (a)	29,309	1,738
MBNA	258,973	6,775
Mellon Financial	87,066	2,498
Merrill Lynch (a)	191,796	10,551
Metlife (a)	151,513	6,809
MGIC Investment (a)	20,058	1,308
Moody’s (a)	56,188	2,526
Morgan Stanley	223,263	11,715
National City	120,895	4,125
North Fork Bancorp (a)	96,127	2,700
Northern Trust (a)	44,646	2,035
Plum Creek Timber (REIT) (a)	37,576	1,364
PNC Financial Services	56,631	3,084
Principal Financial Group	65,440	2,742
Progressive (a)	40,598	4,011
Prologis (a)	37,650	1,515
Providian Financial * (a)	58,669	1,034
Prudential Financial (a)	104,430	6,857
Regions Financial (a)	94,882	3,215
SAFECO	25,345	1,377
Simon Property Group (REIT) (a)	45,276	3,282
SLM (a)	85,350	4,336
Sovereign Bancorp (a)	70,832	1,582
St. Paul Travelers Companies	134,576	5,320
State Street	71,895	3,469
SunTrust Banks (a)	65,954	4,764
Synovus Financial (a)	60,939	1,747
T. Rowe Price Group	25,596	1,602
Torchmark	21,187	1,106
U.S. Bancorp (b)	380,014	11,096
UnumProvident (a)	61,157	1,120
Wachovia (a)	326,867	16,213
Washington Mutual (a)	177,726	7,232
Wells Fargo	343,108	21,129
XL Capital Limited, Cl A	27,619	2,055
Zions Bancorporation	18,140	1,334
		450,599

Health Care - 13.3%
Abbott Laboratories	317,028	15,538
Aetna (a)	60,674	5,025
Allergan (a)	26,396	2,250
AmerisourceBergen (a)	21,444	1,483
Amgen * (a)	256,593	15,514
Applied Biosystems Group - Applera	39,908	785
Bausch & Lomb (a)	10,532	874
Baxter International	124,113	4,605
Becton, Dickinson & Company	51,343	2,694
Biogen IDEC * (a)	70,112	2,415
Biomet (a)	51,067	1,769
Boston Scientific *	152,544	4,119
Bristol-Myers Squibb	394,724	9,860
C.R. Bard	19,560	1,301
Cardinal Health	89,973	5,181
Caremark Rx * (a)	91,340	4,066
Chiron * (a)	24,210	845
CIGNA	28,738	3,076
Eli Lilly (a)	229,074	12,762
Express Scripts * (a)	31,160	1,557
Fisher Scientific International * (a)	23,123	1,501
Forest Laboratories, Cl A * (a)	70,593	2,743
Genzyme * (a)	50,667	3,045
Gilead Sciences * (a)	88,010	3,872
Guidant (a)	64,414	4,335
HCA (a)	85,747	4,859
Health Management Associates, Cl A (a)	48,491	1,269
Hospira *	31,590	1,232
Humana * (a)	32,688	1,299
IMS Health	47,223	1,170
Johnson & Johnson (a)	604,039	39,263
King Pharmaceuticals *	48,739	508
Laboratory Corporation of America Holdings * (a)	28,171	1,406
Manor Care (a)	18,008	715
McKesson HBOC	59,828	2,680
Medco Health Solutions * (a)	54,673	2,917
MedImmune * (a)	50,518	1,350
Medtronic	246,048	12,743
Merck (a)	453,943	13,981
Millipore *	10,137	575
Mylan Laboratories	54,620	1,051
PerkinElmer	24,958	472
Pfizer	1,530,855	42,221
Quest Diagnostics	37,296	1,987
Schering-Plough (a)	297,053	5,662
St. Jude Medical *	71,228	3,106
Stryker (a)	78,908	3,753
Tenet Healthcare * (a)	93,778	1,148
Thermo Electron *	32,815	882
UnitedHealth Group (a)	262,538	13,689
Watson Pharmaceuticals * (a)	22,137	654
WellPoint Health Networks *	120,982	8,425
Wyeth Pharmaceuticals	271,142	12,066
Zimmer Holdings * (a)	50,516	3,848
		296,146
Industrials - 11.3%
3M (a)	159,670	11,544
Allied Waste Industries *	43,835	348
American Power Conversion	35,201	830
American Standard *	36,347	1,524
Apollo Group, Cl A * (a)	31,183	2,439
Avery Dennison (a)	21,765	1,153
Boeing (a)	171,635	11,328
Burlington Northern Santa Fe	76,608	3,607
Caterpillar (a)	69,427	6,617
Cendant	215,228	4,815
Cintas	28,016	1,081
Cooper Industries	18,890	1,207
CSX	43,254	1,845
Cummins (a)	8,460	631
Danaher (a)	55,982	2,930
Deere & Company	50,595	3,313
Delta Air Lines * (a)	29,783	112
Dover	35,362	1,286
Eaton	30,376	1,820
Emerson Electric (a)	85,441	5,351
Equifax	28,367	1,013
FedEx	60,571	4,907
Fluor	16,511	951
General Dynamics	39,873	4,368

General Electric	2,164,121	74,987
Goodrich	24,305	996
H & R Block (a)	36,323	2,119
Honeywell International (a)	173,892	6,370
Illinois Tool Works	60,193	4,796
Ingersoll-Rand, Cl A	35,054	2,501
ITT Industries	18,676	1,823
L-3 Communications Holdings (a)	21,181	1,622
Lockheed Martin	81,333	5,276
Masco	94,576	3,004
Monster Worldwide * (a)	24,035	689
Navistar International *	13,822	442
Norfolk Southern	79,098	2,449
Northrop Grumman	71,204	3,934
Paccar	35,352	2,404
Pall (a)	25,095	762
Parker Hannifin	23,883	1,481
Pitney Bowes	39,657	1,727
R.R. Donnelley & Sons	43,571	1,504
Raytheon	90,211	3,529
Robert Half International * (a)	33,000	824
Rockwell Automation	34,906	1,700
Rockwell Collins (a)	35,929	1,713
Ryder System	12,791	468
Southwest Airlines (a)	153,986	2,145
Textron	27,686	2,100
Tyco International	407,655	11,904
Union Pacific	52,306	3,389
United Parcel Service, Cl B (a)	226,181	15,643
United Technologies (a)	214,246	11,002
W.W. Grainger	18,413	1,009
Waste Management	115,570	3,275
		252,607
Information Technology - 15.5%
ADC Telecommunications * (a)	23,226	506
Adobe Systems (a)	101,394	2,902
Advanced Micro Devices * (a)	78,826	1,367
Affiliated Computer Services, Cl A * (a)	26,590	1,359
Agilent Technologies *	87,467	2,013
Altera * (a)	77,322	1,533
Analog Devices (a)	76,543	2,856
Andrew * (a)	32,295	412
Apple Computer * (a)	167,344	6,160
Applied Materials * (a)	340,868	5,515
Applied Micro Circuits *	63,962	164
Autodesk (a)	47,402	1,629
Automatic Data Processing	120,911	5,075
Avaya * (a)	98,298	818
BMC Software *	46,184	829
Broadcom, Cl A * (a)	59,540	2,114
CIENA *	119,419	250
Cisco Systems * (a)	1,325,089	25,322
Citrix Systems * (a)	35,093	760
Computer Associates International (a)	111,902	3,075
Computer Sciences *	37,831	1,653
Compuware *	80,546	579
Comverse Technology * (a)	39,719	939
Convergys * (a)	32,790	466
Corning * (a)	294,843	4,900
Dell * (a)	492,550	19,461
eBay * (a)	236,936	7,821
Electronic Arts * (a)	63,558	3,598
Electronic Data Systems (a)	98,608	1,898
EMC *	496,700	6,810
First Data	170,179	6,831
Fiserv * (a)	39,136	1,681
Freescale Semiconductor *	79,617	1,686
Gateway * (a)	60,421	199
Hewlett-Packard	588,694	13,840
IBM (a)	337,449	25,039
Intel	1,265,720	32,985
Intuit * (a)	41,433	1,869
Jabil Circuit * (a)	40,077	1,232
JDS Uniphase * (a)	301,489	458
KLA-Tencor * (a)	39,374	1,721
Lexmark International Group, Cl A * (a)	26,125	1,694
Linear Technology (a)	62,249	2,284
LSI Logic *	78,618	667
Lucent Technologies * (a)	907,273	2,640
Maxim Integrated Products (a)	66,448	2,539
Mercury Interactive * (a)	18,312	702
Micron Technology *	123,311	1,259
Microsoft	2,007,112	49,857
Molex	30,146	785

Motorola	495,568	9,049
National Semiconductor (a)	74,958	1,651
NCR * (a)	38,686	1,359
Network Appliance * (a)	73,435	2,076
Novell * (a)	78,979	490
Novellus Systems * (a)	30,420	752
NVIDIA * (a)	33,901	906
Oracle *	860,459	11,358
Parametric Technology *	56,329	359
Paychex	76,175	2,479
PMC-Sierra * (a)	36,151	337
QLogic * (a)	19,053	588
QUALCOMM (a)	333,654	11,014
Sabre Holdings, Cl A (a)	29,030	579
Sanmina - SCI *	109,232	597
Scientific-Atlanta (a)	31,015	1,032
Siebel Systems *	107,135	953
Solectron *	198,833	754
Sun Microsystems * (a)	688,424	2,568
SunGard Data Systems *	57,701	2,029
Symantec * (a)	147,498	3,207
Symbol Technologies	49,253	486
Tektronix	17,160	399
Tellabs * (a)	92,746	807
Teradyne * (a)	39,506	473
Texas Instruments (a)	344,650	9,674
Unisys *	67,467	427
VERITAS Software *	88,622	2,162
Waters *	24,529	912
Xerox * (a)	194,771	2,686
Xilinx (a)	70,351	1,794
Yahoo! * (a)	264,536	9,166
		345,875
Materials - 2.8%
Air Products and Chemicals	45,946	2,771
Alcoa (a)	177,434	4,636
Allegheny Technologies	17,216	380
Ball	22,412	806
Bemis (a)	21,610	574
Dow Chemical	188,030	8,373
E.I. DuPont de Nemours	202,489	8,709
Eastman Chemical	15,407	850
Ecolab	45,366	1,468
Engelhard	24,543	701
Freeport-McMoran Copper & Gold, Cl B (a)	36,341	1,361
Georgia-Pacific (a)	52,546	1,671
Great Lakes Chemical	3,714	117
Hercules * (a)	22,418	317
International Flavors & Fragrances (a)	14,709	533
International Paper (a)	99,790	3,015
Louisiana Pacific (a)	22,125	544
MeadWestvaco	33,851	949
Monsanto	53,643	3,373
Newmont Mining (a)	87,793	3,427
NuCor	32,570	1,486
Pactiv *	31,839	687
Phelps Dodge	19,536	1,807
PPG Industries (a)	34,827	2,186
Praxair (a)	65,890	3,070
Rohm & Haas (a)	39,263	1,819
Sealed Air * (a)	17,166	855
Sigma-Aldrich	14,313	802
Temple-Inland	23,658	879
United States Steel (a)	23,194	797
Vulcan Materials (a)	20,542	1,335
Weyerhaeuser (a)	48,088	3,061
		63,359
Telecommunication Services - 3.1%
ALLTEL (a)	60,752	3,784
AT&T (a)	161,472	3,074
BellSouth (a)	368,124	9,781
CenturyTel (a)	26,713	925
Citizens Communications * (a)	68,511	921
Nextel Communications, Cl A * (a)	228,953	7,397
Qwest Communications International * (a)	340,188	1,262
SBC Communications (a)	672,116	15,963
Sprint (a)	298,756	7,496
Verizon Communications (a)	562,617	19,438
		70,041
Utilities - 3.4%
AES * (a)	132,884	2,177
Allegheny Energy * (a)	33,070	834
Ameren (a)	39,037	2,159

American Electric Power (a)	79,861	2,944
Calpine * (a)	111,503	379
CenterPoint Energy (a)	61,823	817
Cinergy (a)	36,884	1,653
CMS Energy * (a)	39,779	599
Consolidated Edison (a)	46,545	2,180
Constellation Energy	33,748	1,947
Dominion Resources (a)	65,523	4,809
DTE Energy (a)	34,020	1,591
Duke Energy (a)	195,827	5,822
Dynegy * (a)	75,746	368
Edison International	65,877	2,671
Entergy (a)	46,083	3,482
Exelon (a)	135,904	6,976
FirstEnergy (a)	66,698	3,209
FPL Group (a)	73,540	3,093
KeySpan	32,046	1,304
NICOR	8,328	343
NiSource	53,137	1,314
People’s Energy	3,240	141
PG&E *	85,174	3,197
Pinnacle West Capital (a)	18,462	821
PPL	37,074	2,201
Progress Energy	49,831	2,254
Progress Energy-CVO (c) (d)	7,906	1
Public Service Enterprises	48,031	2,921
Sempra Energy	46,205	1,909
Southern (a)	151,412	5,249
TECO Energy (a)	37,942	717
TXU	52,212	4,338
Xcel Energy	79,740	1,557
		75,977
Total Common Stocks
(Cost $1,701,669)		2,214,536

	PAR (000)	VALUE (000)+
Short Term Investments - 1.0%
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill (a) (e)
3.035%, 09/01/05	$4,610	4,586
Total U.S. Treasury Obligation		4,586

	SHARES
Affiliated Money Market Fund - 0.8%
First American Prime Obligations Fund, Cl Z (b) (f)	18,460,589	18,461
Total Affiliated Money Market Fund		18,461

Total Short-Term Investments
(Cost $23,047)		23,047

Investments Purchased with Proceeds from Securities Lending - 36.2%
(Cost $808,297) (g)		808,297

Total Investments - 136.3%
(Cost $2,533,013)		3,045,880
Other Assets and Liabilities, Net - (36.3)%		(810,857)
Total Net Assets - 100.0%		$2,235,023

*                                 Non-income producing security

+                                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (d).

(a)                                  This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $776,070,214 at June 30, 2005.

(b)                                 Investments in affiliated securities.  As of June 30, 2005, the market value of these investments was $29,556,998 or 1.3% of total net assets.

(c)                                  Security considered illiquid investment. As of June 30, 2005, the market value of this investment was $949 or 0.0% of total net assets.

(d)                                 Security is fair valued. As of June 30, 2005, the fair value of this investment was $949 or 0.0% of total net assets.

(e)                                  Security has been deposited as initial margin on open futures contracts.  Yield shown is effective yield at date of purchase.

(f)                                    This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(g)                                 The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.  The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

CVO - Contingent Value Obligation

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (000)

S&P 500 Index Futures Contracts purchased	57	$17,037	Sept. 05	$(207)

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)+
Common Stocks - 98.4%
Consumer Discretionary - 17.9%
99 Cents Only Stores *	19,906	$253
Abercrombie & Fitch (a)	29,342	2,016
Advanced Auto Parts *	24,760	1,598
Aeropostale * (a)	18,745	630
American Eagle Outfitters (a)	44,548	1,365
American Greetings, Cl A *	23,270	617
AnnTaylor Stores *	24,450	594
Applebee’s International	27,300	723
ArvinMeritor	23,563	419
Bandag	5,225	241
Barnes & Noble *	21,248	824
Belo, Cl A	36,404	873
BLYTH	11,854	332
Bob Evans Farms	11,678	272
Borders Group	25,280	640
BorgWarner (a)	18,918	1,015
Boyd Gaming (a)	20,773	1,062
Brinker International *	29,224	1,170
Callaway Golf	23,608	364
CarMax * (a)	35,049	934
Catalina Marketing, Cl C * (a)	16,399	417
CBRL Group (a)	16,221	630
Cheesecake Factory * (a)	26,190	910
Chico’s FAS * (a)	62,070	2,128
Claire’s Stores	33,304	801
D.R. Horton	98,474	3,704
Dollar Tree Stores *	38,064	914
Emmis Communications, Cl A *	11,154	197
Entercom Communications *	15,261	508
Foot Locker	52,416	1,427
Furniture Brands International	17,874	386
Gentex (a)	52,298	952
GTECH Holdings	39,002	1,140
Harman International Industries	21,440	1,744
Harte-Hanks	24,143	718
Hovnanian Enterprises, Cl A * (a)	16,000	1,043
International Speedway, Cl A	14,350	807
Krispy Kreme Doughnuts * (a)	21,147	147
Lear (a)	22,670	825
Lee Enterprises	15,799	633
Lennar (a)	48,882	3,102
Media General, Cl A	8,063	522
Michaels Stores (a)	45,670	1,889
Modine Manufacturing	10,841	353
Mohawk Industries * (a)	19,786	1,632
Neiman Marcus Group	16,433	1,593
O’Reilly Automotive *	36,240	1,080

Outback Steakhouse (a)	22,244	1,006
Pacific Sunwear of California *	25,150	578
Payless ShoeSource * (a)	22,938	440
PETsMART (a)	48,888	1,484
Pier 1 Imports (a)	28,924	410
Reader’s Digest Association, Cl A	34,948	577
Regis	14,940	584
Rent-A-Center *	24,000	559
Ross Stores (a)	49,660	1,436
Ruby Tuesday (a)	21,870	566
Ryland Group (a)	16,600	1,259
Saks * (a)	46,951	891
Scholastic * (a)	12,587	485
Thor Industries	15,390	484
Timberland, Cl A *	20,814	806
Toll Brothers * (a)	18,809	1,910
Tupperware (a)	18,680	437
Urban Outfitters *	20,300	1,151
Valassis Communications * (a)	17,267	640
Washington Post, Cl B	2,044	1,707
Westwood One *	28,753	587
Williams-Sonoma * (a)	39,251	1,553
		65,694
Consumer Staples - 4.6%
BJ’s Wholesale Club * (a)	23,393	760
Church and Dwight	21,015	761
Constellation Brands, CI A * (a)	69,122	2,039
Dean Foods *	52,409	1,847
Energizer Holdings *	24,364	1,515
Hormel Foods	29,887	877
JM Smucker	20,344	955
Lancaster Colony (a)	10,405	447
PepsiAmericas	31,628	812
Ruddick	15,094	385
Smithfield Foods *	33,729	920
Tootsie Roll Industries	14,330	419
TreeHouse Foods *	10,482	299
Tyson Foods, Cl A	101,993	1,815
Universal	8,944	392
Whole Foods Market (a)	21,984	2,601
		16,844
Energy - 7.5%
Cooper Cameron * (a)	18,500	1,148
ENSCO International	50,871	1,819
FMC Technologies *	23,024	736
Forest Oil *	18,694	785
Grant Prideco *	41,601	1,100
Hanover Compressor * (a)	26,747	308
Helmerich & Payne (a)	17,823	836
Murphy Oil (a)	58,620	3,062
Newfield Exploration *	41,934	1,673
Noble Energy	28,420	2,150
Overseas Shipholding Group	11,675	696
Patterson-UTI Energy (a)	57,586	1,603
Pioneer Natural Resources (a)	49,092	2,066
Plains Exploration & Production *	26,600	945
Pogo Producing	21,238	1,103
Pride International *	46,669	1,199
Smith International * (a)	35,314	2,249
Tidewater (a)	20,418	778
Weatherford International * (a)	45,880	2,660
Western Gas Resources	21,430	748
		27,664

Financials - 17.8%
A.G. Edwards	25,721	1,161
Allmerica Financial *	17,922	665
AMB Property (a)	27,926	1,213
American Financial Group	18,896	633
AmeriCredit * (a)	51,435	1,312
AmerUS Group, Cl A (a)	12,960	623
Arthur J. Gallagher	29,701	806
Associated Banc-Corp (a)	43,587	1,467
Astoria Financial (a)	36,207	1,031
Astoria Financial Fractional Shares (b)(c)	—	—
Bank of Hawaii	17,832	905
Brown & Brown	20,860	937
City National (a)	14,058	1,008
Colonial BancGroup	48,215	1,064
Commerce Bancorp (a)	53,424	1,619
Cullen/Frost Bankers (a)	16,500	786
Developers Diversified Realty (REIT) (a)	36,300	1,668
Eaton Vance (a)	45,180	1,080
Everest Re Group (a)	18,643	1,734
Fidelity National Financial (a)	58,748	2,097
First American	27,473	1,103
FirstMerit (a)	28,396	741
GATX (a)	16,589	572
Greater Bay Bancorp	17,521	462
HCC Insurance Holdings	22,825	864
Hibernia, Cl A	52,214	1,732
Highwoods Properties (REIT)	17,840	531
Horace Mann Educators	14,543	274
Hospitality Properties Trust (REIT)	21,285	938
Independence Community Bank (a)	26,526	980
IndyMac Bancorp (a)	20,862	850
Investors Financial Services (a)	22,378	846
Jefferies Group (a)	17,340	657
LaBranche *	19,105	120
Legg Mason (a)	36,871	3,839
Leucadia National (a)	31,186	1,205
Liberty Property Trust (REIT) (a)	28,730	1,273
Macerich (REIT)	20,200	1,354
Mack-Cali Realty (REIT)	18,860	854
Mercantile Bankshares (a)	26,665	1,374
MoneyGram International	29,819	570
New Plan Excel Realty Trust (REIT)	34,558	939
New York Community Bancorp (a)	82,184	1,489
Ohio Casualty *	20,919	506
Old Republic International	61,397	1,553
PMI Group (a)	32,074	1,250
Protective Life	23,381	987
Radian Group	30,443	1,438
Raymond James Financial	23,485	663
Rayonier (a)	16,810	891
Regency Centers (a)	21,150	1,210
SVB Financial Group * (a)	12,222	585
SEI Investments	26,017	972
StanCorp Financial Group	9,568	733

TCF Financial (a)	43,334	1,121
Texas Regional Bancshares, Cl A	11,120	339
United Dominion Realty Trust (REIT)	45,200	1,087
Unitrin	19,404	953
W.R. Berkley	40,222	1,435
Waddell & Reed Financial	28,311	524
Washington Federal	29,607	696
Webster Financial	17,863	834
Weingarten Realty Investors (a)	28,866	1,132
Westamerica Bancorporation	10,749	568
Wilmington Trust	21,559	776
		65,629
Health Care - 11.7%
Advanced Medical Optics *	21,599	859
Apria Healthcare Group *	16,388	568
Barr Pharmaceuticals * (a)	30,399	1,482
Beckman Coulter	20,463	1,301
Cephalon * (a)	19,420	773
Charles River Laboratories International * (a)	21,824	1,053
Community Health Systems * (a)	19,567	739
Covance *	21,114	947
Coventry Health Care * (a)	35,980	2,546
Cytyc *	37,620	830
DENTSPLY International (a)	25,489	1,376
Edwards Lifesciences *	20,011	861
Gen-Probe *	16,940	614
Health Net * (a)	37,694	1,438
Henry Schein * (a)	28,264	1,174
Hillenbrand Industries	19,527	987
INAMED *	12,060	808
Invitrogen * (a)	17,403	1,449
IVAX * (a)	74,105	1,593
Lifepoint Hospitals * (a)	16,344	826
Lincare Holdings * (a)	33,786	1,380
Martek Bioscience * (a)	10,970	416
Millennium Pharmaceuticals * (a)	103,018	955
Omnicare (a)	35,174	1,492
PacifiCare Health Systems * (a)	29,490	2,107
Par Pharmaceutical Companies * (a)	11,410	363
Patterson Companies * (a)	46,192	2,082
Perrigo	28,337	395
Protein Design Labs * (a)	35,528	718
Renal Care *	22,790	1,051
Sepracor * (a)	35,385	2,123
STERIS *	23,273	600
Techne *	12,990	596
Triad Hospitals * (a)	27,084	1,480
Universal Health Services (a)	19,640	1,221
Valeant Pharmaceuticals International	31,016	547
Varian (a)	11,682	441
Varian Medical Systems * (a)	45,736	1,707
VCA Antech * (a)	26,012	631
Vertex Pharmaceuticals *	31,171	525
		43,054
Industrials - 12.4%
Adesa	30,867	672
AGCO *	30,876	590
AirTran Holdings * (a)	30,230	279
Alaska Air Group * (a)	8,571	255

Alexander & Baldwin	14,666	680
Alliant Techsystems * (a)	12,690	896
AMETEK	23,070	965
Banta	8,463	384
Brinks	19,102	688
C. H. Robinson Worldwide (a)	28,679	1,669
Career Education * (a)	34,516	1,264
Carlisle Companies	10,479	719
ChoicePoint *	29,870	1,196
CNF	17,396	781
Copart *	26,977	642
Corinthian Colleges *	30,450	389
Corporate Executive Board	8,488	665
Crane	18,480	486
Deluxe (a)	17,600	715
DeVry * (a)	21,812	434
Donaldson	25,788	782
Dun & Bradstreet *	23,392	1,442
Dycom Industries * (a)	17,013	337
Education Management *	22,780	768
Expeditors International of Washington	35,887	1,788
Fastenal (a)	22,888	1,402
Federal Signal	15,428	241
Flowserve *	18,776	568
Graco	23,275	793
Granite Construction	12,763	359
Harsco	14,484	790
Herman Miller (a)	24,294	749
HNI	18,020	922
Hubbell, Cl B	20,467	903
ITT Educational Services *	15,470	826
J.B. Hunt Transport Services *	45,206	872
Jacobs Engineering Group *	19,976	1,124
JetBlue Airways * (a)	32,810	671
Kelly Services, Cl A	9,136	262
Kennametal (a)	12,803	587
Korn/Ferry International * (a)	12,055	214
Laureate Education * (a)	16,504	790
Manpower	30,374	1,208
Nordson	10,999	377
Pentair	33,916	1,452
Precision Castparts (a)	22,135	1,724
Quanta Services * (a)	32,774	288
Republic Services	43,875	1,580
Rollins	15,664	314
Sequa, Cl A *	2,824	187
Sotheby’s Holdings, Cl A *	12,926	177
SPX (a)	25,304	1,163
Stericycle * (a)	15,160	763
Swift Transportation * (a)	21,253	495
Tecumseh Products, Cl A	5,351	147
Teleflex	12,897	766
Thomas & Betts *	19,873	561
Trinity Industries (a)	13,078	419
United Rentals * (a)	24,386	493
Werner Enterprises	21,260	418
Yellow Roadway * (a)	19,150	973
York International (a)	13,988	532
		45,596

Information Technology - 13.6%
3Com *	127,764	465
Activision *	67,613	1,117
Acxiom	29,050	607
ADTRAN	22,996	570
Advent Software *	8,967	182
Alliance Data Systems * (a)	20,110	816
Amphenol, Cl A *	29,790	1,197
Anteon International * (a)	9,890	451
Arrow Electronics *	39,010	1,060
Atmel *	151,167	358
Avnet * (a)	40,573	914
Avocent * (a)	16,774	438
BISYS Group *	40,482	605
Cabot Microelectronics * (a)	8,350	242
Cadence Design Systems * (a)	91,026	1,243
CDW (a)	23,870	1,363
Ceridian *	50,037	975
Certegy	21,047	804
CheckFree *	27,778	946
Cognizant Technology Solutions * (a)	45,370	2,138
CommScope * (a)	16,996	296
Credence Systems * (a)	32,475	294
Cree * (a)	25,693	654
CSG Systems International *	17,491	332
Cypress Semiconductor * (a)	43,474	547
Diebold (a)	23,742	1,071
DST Systems * (a)	25,443	1,191
F5 Networks *	12,590	595
Fair Isaac (a)	23,220	848
Fairchild Semiconductor International, Cl A * (a)	40,238	594
Gartner, Cl A * (a)	28,738	305
Harris	44,712	1,395
Imation	10,195	395
Integrated Circuit Systems *	23,670	489
Integrated Device Technology *	35,947	386
International Rectifier * (a)	22,483	1,073
Intersil, Cl A	50,681	951
Jack Henry & Associates (a)	27,122	497
Keane *	18,804	258
KEMET * (a)	29,336	185
Lam Research * (a)	46,934	1,358
Lattice Semiconductor * (a)	38,189	170
LTX *	20,595	102
Macromedia *	25,199	963
Macrovision *	16,748	377
McAfee * (a)	54,533	1,428
McDATA, Cl A *	51,934	208
Mentor Graphics * (a)	25,701	263
Micrel * (a)	25,775	297
Microchip Technology (a)	69,479	2,058
MPS Group *	35,095	331
National Instruments (a)	22,400	475
Newport *	14,567	202
Plantronics * (a)	16,284	592
Plexus *	14,535	207
Polycom * (a)	33,091	493
Powerwave Technologies * (a)	33,469	342
Reynolds & Reynolds, Cl A	19,813	536

RF Micro Devices *	63,091	343
RSA Security * (a)	23,420	269
SanDisk * (a)	60,780	1,442
Semtech *	24,910	415
Silicon Laboratories * (a)	15,050	394
Storage Technology *	35,879	1,302
Sybase *	30,789	565
Synopsys * (a)	48,776	813
Tech Data *	19,566	716
Titan *	28,529	649
Transaction Systems Architects, Cl A * (a)	11,691	288
TriQuint Semiconductor *	46,314	154
UTStarcom * (a)	35,030	262
Vishay Intertechnology *	59,516	706
Western Digital *	71,670	962
Wind River Systems *	26,050	408
Zebra Technology, Cl A * (a)	24,160	1,058
		49,995
Materials - 5.0%
Airgas	24,492	604
Albemarle	15,593	569
Arch Coal (a)	21,244	1,157
Bowater (a)	18,735	606
Cabot	20,774	686
Crompton	39,301	556
Cytec Industries	13,593	541
Ferro	14,230	283
FMC * (a)	12,534	704
Glatfelter	12,572	156
Longview Fibre *	17,345	356
Lubrizol	22,468	944
Lyondell Chemical (a)	73,000	1,929
Martin Marietta Materials	16,228	1,122
Minerals Technologies (a)	6,963	429
Olin (a)	23,635	431
Packaging Corporation of America	27,340	576
Peabody Energy	39,138	2,037
Potlatch (a)	10,088	528
RPM	39,492	721
Scotts *	9,200	655
Sensient Technologies (a)	16,456	339
Sonoco Products	33,217	880
Steel Dynamics	14,620	384
Valspar	17,304	836
Worthington Industries	26,560	420
		18,449
Telecommunication Services - 0.5%
Cincinnati Bell *	82,583	355
Telephone & Data Systems (a)	18,027	736
Telephone & Data Systems Special Shares (a)	18,027	691
		1,782
Utilities - 7.4%
AGL Resources	25,237	975
Alliant Energy (a)	38,905	1,095
Aqua America	31,895	949
Aquila * (a)	81,595	295
Black Hills (a)	11,027	406
DPL (a)	43,323	1,189
Duquesne Light Holdings	25,910	484

Energy East	49,472	1,434
Equitable Resources	20,427	1,389
Great Plains Energy (a)	25,023	798
Hawaiian Electric Industries	27,378	734
IDACORP (a)	14,162	434
MDU Resources Group	40,833	1,150
National Fuel Gas	26,153	756
Northeast Utilities	43,230	902
NSTAR (a)	35,422	1,092
OGE Energy (a)	27,481	795
ONEOK (a)	34,818	1,137
Pepco Holdings (a)	63,273	1,515
PNM Resources (a)	23,059	664
Puget Energy (a)	33,667	787
Questar	28,384	1,870
SCANA	37,828	1,616
Sierra Pacific Resources * (a)	39,544	492
Vectren	25,810	742
Westar Energy	29,254	703
WGL Holdings	15,292	514
Wisconsin Energy	39,409	1,537
WPS Resources	12,637	711
		27,165
Total Common Stocks
(Cost $297,874)		361,872

	PAR (000)	VALUE (000)+
Short-Term Investments - 1.9%
U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill
3.035%, 09/01/05 (d)	$1,500	1,492
Total U.S. Treasury Obligation		1,492

	SHARES
Affiliated Money Market Fund - 1.5%
First American Prime Obligations Fund, Cl Z (e)	5,572,815	5,573
Total Affiliated Money Market Fund		5,573

Total Short-Term Investments (Cost $7,065)		7,065

Investments Purchased with Proceeds from Securities Lending - 41.0% (Cost $150,843) (f)		$150,843

Total Investments - 141.3% (Cost $455,782)		519,780
Other Assets and Liabilities, Net - (41.3)%		(151,866)
Total Net Assets - 100.0%		$367,914

*                                 Non-income producing security

+                                 Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (c).

(a)                                  This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $144,895,326 at June 30, 2005.

(b)                                 Security considered illiquid investment under guidelines established by the Board of Directors. As of June 30, 2005, the value of this investment was $0 or 0.0% of total net assets.

(c)                                  Security is fair valued. As of June 30, 2005, the fair value of this investment was $0 or 0.0% of total net assets.

(d)                                 Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(e)                                  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(f)                                    The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (000)

S&P Mid Cap 400 Futures Contracts purchased	17	$5,851	Sept. 05	$45

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)+
Common Stocks - 98.1%
Consumer Discretionary - 15.3%
1-800 Contacts *	1,198	$23
1-800 Flowers *	3,695	26
4Kids Entertainment *	2,306	46
99 Cents Only Stores *	6,380	81
A.C. Moore Arts & Crafts *	2,296	73
Aaron Rents	6,223	155
ADVO (a)	5,063	161
Aeropostale * (a)	8,321	280
AFC Enterprises	2,980	39
Aftermarket Technology *	2,223	39
Alliance Gaming * (a)	8,585	120
Alloy *	5,405	28
Ambassadors Group	1,336	50
American Axle & Manufacturing Holdings	5,520	139
America’s Car-Mart *	1,413	32
Ameristar Casinos *	3,810	99
Andersons	1,000	36
Arbitron *	5,080	218
Arctic Cat	2,294	47
Argosy Gaming *	4,003	187
ArvinMeritor	11,390	203
Asbury Automotive Group *	1,870	29
Audible *	3,610	63
Avatar Holdings *	770	39
Aztar * (a)	5,670	194
Bandag	1,894	87
Bassett Furniture	1,652	31
Beasley Broadcast Group *	568	8
Big 5 Sporting Goods *	3,379	96
Big Lots *	15,540	206
BJs Restaurants *	1,810	37
Blair	1,359	54
Blockbuster, Cl A (a)	26,720	244
Blount International *	3,276	55
Blue Nile * (a)	1,650	54
Bluegreen *	2,850	50
BLYTH	3,180	89
Bob Evans Farms	5,832	136
Bombay Company *	5,931	34
Bon-Ton Stores	610	12
Brookfield Homes	2,487	113
Brookstone *	3,343	63
Brown Shoe	3,023	118
Buckle	1,088	48
Buffalo Wild Wings *	950	30
Build-A-Bear Workshop * (a)	1,510	35
Building Materials Holding	2,241	155

Burlington Coat Factory	2,840	121
Cabelas * (a)	3,590	77
Cache *	1,590	26
California Coastal Communities *	1,180	41
California Pizza Kitchen *	3,141	86
Callaway Golf	11,045	170
Carmike Cinemas *	1,462	45
Carters *	2,370	138
Casual Male Retail Group *	4,692	34
Catalina Marketing, Cl C * (a)	8,560	218
Cato, Cl A	4,797	99
CEC Entertainment *	5,856	246
Champion Enterprise * (a)	11,570	115
Charles & Colvard	2,279	56
Charlotte Russe Holding *	1,938	24
Charming Shoppes *	18,889	176
Charter Communications, Cl A * (a)	44,044	52
Cherokee	1,144	40
Children’s Place Retail Stores * (a)	2,918	136
Christopher & Banks (a)	6,167	113
Churchill Downs	1,277	54
Citadel Broadcasting *	6,580	75
Citi Trends *	580	10
CKE Restaurants *	8,632	120
Coachmen Industries	2,354	29
Coldwater Creek * (a)	5,487	137
Comstock Homebuilding, Cl A *	660	16
Conns *	1,160	28
Cooper Tire & Rubber	9,296	173
Corinthian Colleges * (a)	13,640	174
Cost Plus *	3,646	91
Courier	1,609	62
Cox Radio *	3,970	63
Crown Media Holdings, Cl A *	2,428	23
CSK Auto *	7,607	127
CSS Industries	947	32
Cumulus Media, Cl A *	8,165	96
Dave & Busters *	1,850	34
Deb Shops	279	8
Deckers Outdoor *	1,490	37
Denny’s * (a)	13,600	68
Design Within Reach *	690	12
DeVry * (a)	8,000	159
DHB Industries *	3,957	33
Dixie Group *	1,610	28
Dominos Pizza	3,650	81
Dover Downs Gaming & Entertainment	1,149	15
Dover Motorsports	2,601	16
Dress Barn *	3,454	78
Drew Industries *	1,190	54
Drugstore.com *	10,240	43
Earle M. Jorgensen *	2,720	22
Electronics Boutique Holdings *	1,937	123
Emmis Communications, Cl A * (a)	5,928	105
Entercom Communications *	5,410	180
Entravision Communications *	9,030	70
Escalade *	1,310	18
Ethan Allen Interiors	5,390	181
Finish Line, Cl A *	6,160	117

Fisher Communications *	1,007	48
Fleetwood Enterprises * (a)	8,948	91
Fossil *	7,260	165
Fred’s (a)	6,426	107
FTD Group *	2,200	25
Furniture Brands International	8,100	175
Gamestop *	6,130	183
Gaylord Entertainment * (a)	5,409	251
Gemstar-TV Guide International *	36,930	133
Genesco *	3,637	135
Goody’s Family Clothing	3,142	23
Gray Television (a)	7,491	90
Great Wolf Resorts *	3,780	77
Group 1 Automotive *	3,252	78
GSI Commerce *	3,730	62
Guess? *	2,483	41
Guitar Center * (a)	4,107	240
Gymboree *	5,097	70
Handleman	3,693	61
Harris Interactive *	8,780	43
Hartmarx *	3,800	38
Haverty Furniture	3,097	46
Hayes Lemmerz International *	4,500	32
Hibbett Sporting Goods * (a)	3,393	128
Hollinger International	9,576	96
Hooker Furniture	1,146	20
Hot Topic *	7,476	143
IHOP	3,319	144
Innovo Group *	3,810	8
Insight Communications *	7,295	81
Insight Enterprises *	7,947	160
Interface, Cl A *	7,388	59
Isle of Capri Casinos *	2,235	59
J. Jill Group *	2,963	41
Jack in the Box * (a)	5,991	227
JAKKS Pacific *	4,227	81
Jarden *	4,538	245
Jo-Ann Stores *	3,147	83
JOS A Bank Clothiers * (a)	1,705	74
Journal Communications	3,370	57
Journal Register *	7,004	123
K2 *	6,935	88
Kellwood (a)	4,169	112
Kenneth Cole Productions	1,395	43
Keystone Automotive Industries *	2,533	63
Kimball International	3,192	42
Krispy Kreme Doughnuts * (a)	8,980	62
K-Swiss, Cl A	4,252	138
La Quinta (REIT) * (a)	27,222	254
Lakes Entertainment *	2,560	39
Landry’s Restaurants (a)	2,988	90
La-Z-Boy (a)	8,780	128
LeapFrog Enterprises * (a)	4,580	52
Levitt, Cl A *	2,559	77
Libbey	2,178	34
Liberty	2,158	79
Life Time Fitness *	2,830	93
Lifetime Hoan	1,200	23
Lin TV, Cl A * (a)	4,477	62

Linens ‘N Things * (a)	6,859	162
Lithia Motors	2,385	69
LKQ *	2,430	66
LodgeNet Entertainment *	2,432	40
Lodgian *	5,040	52
Lone Star Steakhouse & Saloon	1,834	56
Luby’s *	3,390	41
M/I Homes	1,991	108
Magna Entertainment * (a)	6,288	35
Marcus	3,288	70
Marine Products	2,160	31
MarineMax *	1,937	61
Martha Stewart Living * (a)	2,916	85
Maytag (a)	11,090	174
McCormick & Schmick’s Seafood Restaurants *	1,140	18
Media General, Cl A	2,650	172
Mediacom Communications *	10,958	75
Midas *	2,582	59
Mikohn Gaming *	3,440	51
Modine Manufacturing	3,968	129
Monaco Coach	4,359	75
Monarch Casino & Resort *	2,080	46
Monro Muffler Brake *	1,563	46
Morningstar *	1,280	36
Movado Group	2,538	48
Movie Gallery (a)	4,095	108
MTR Gaming Group *	3,874	45
Multimedia Games * (a)	3,944	43
National Presto Industries *	783	35
Nautilus Group (a)	4,775	136
Navarre * (a)	3,710	30
Navigant International * (a)	2,337	34
NetFlix * (a)	5,490	90
New York & Company *	1,690	36
Noble International	1,060	25
NutriSystems *	3,320	49
Oakley	3,449	59
O’Charley’s *	3,541	63
OshKosh B’ Gosh, Cl A	1,111	29
Outdoor Channel Holdings *	2,170	30
Overstock.com * (a)	1,934	69
Oxford Industries	2,216	95
P.F. Chang’s China Bistro * (a)	4,201	248
Pacific Sunwear of California * (a)	10,550	243
Palm Harbor Homes *	1,584	30
Papa John’s International *	1,812	72
Party City *	1,908	23
Payless ShoeSource * (a)	10,068	193
Pep Boys - Manny Moe & Jack	8,290	112
Perry Ellis International *	885	21
PETCO Animal Supplies * (a)	7,990	234
Phillips Van-Heusen	4,025	132
Pier 1 Imports (a)	11,420	162
Pinnacle Entertainment *	6,640	130
Playboy Enterprises, Cl B *	3,264	42
Prestige Brand Holdings *	4,680	91
Priceline.com * (a)	3,916	91
PRIMEDIA *	22,191	90
ProQuest *	3,927	129

Provide Commerce *	1,200	26
Quantum Fuel Systems Technologies Worldwide *	6,780	34
R&B *	1,490	21
Radio One *	12,550	160
RARE Hospitality International *	5,669	173
RC2 *	2,751	103
RCN *	3,430	79
Reader’s Digest Association, Cl A	14,940	247
Red Robin Gourmet Burgers *	1,996	124
Regent Communication *	5,813	34
Regis	6,100	238
Rent-Way *	4,376	43
Restoration Hardware *	4,393	36
Retail Ventures *	2,210	30
Riviera Holdings *	1,270	29
Ruby Tuesday (a)	8,490	220
Russ Berrie and Company	489	6
Russell	4,775	98
Ryans Restaurant Group *	6,972	98
Saga Communications, Cl A *	2,474	35
Salem Communications *	1,600	32
Sauer-Danfoss	1,680	30
Scholastic * (a)	5,040	194
Select Comfort *	6,078	130
Sharper Image *	1,960	25
Shoe Carnival *	1,228	27
Shopko *	4,496	109
Shuffle Master * (a)	5,833	163
Sinclair Broadcast Group, Cl A *	7,468	68
Six Flags *	15,524	72
Skechers USA *	3,312	47
Skyline	1,134	45
Sonic Automotive, Cl A	4,525	96
Source Interlink Companies *	3,281	41
Spanish Broadcasting System *	6,168	62
Speedway Motorsports	2,468	90
Sports Authority * (a)	3,654	116
Stage Stores *	3,078	134
Stamps.com *	2,268	43
Standard Motor Products	2,008	27
Stanley Furniture	1,874	46
Steak ‘N Shake *	3,988	74
Stein Mart *	4,130	91
Steinway Musical Instruments *	1,124	33
Steven Madden *	1,929	34
Strattec Security *	618	34
Stride Rite	6,103	84
Sturm, Ruger & Company	2,121	18
Sunterra *	3,100	50
Superior Industrial International (a)	3,664	87
Systemax *	1,610	11
Talbots	2,790	91
TBC *	3,297	89
Technical Olympic USA *	1,921	47
Tenneco Automotive *	6,882	115
Texas Roadhouse, Cl A * (a)	2,430	84
Thomas Nelson	1,678	37
Thor Industries (a)	6,028	189
TiVo * (a)	8,550	57

Too * (a)	5,651	132
Tractor Supply * (a)	5,108	251
Trans World Entertainment *	3,625	43
Triarc, Cl B	5,962	89
Tuesday Morning *	4,299	136
Tupperware (a)	7,893	184
UniFirst	1,506	61
United Auto Group	3,200	95
Universal Electronics *	2,331	39
Vail Resorts *	3,773	106
Valassis Communications *	6,790	252
ValueVision Media * (a)	3,000	36
Visteon *	20,572	124
Warnaco Group, Cl A *	7,269	169
WCI Communities * (a)	5,555	178
WESCO International *	4,643	146
West Marine *	2,238	40
Wet Seal, Cl A *	6,430	44
William Lyon Homes * (a)	371	36
Wilsons The Leather Experts *	2,840	19
Winnebago Industries	4,332	142
WMS Industries * (a)	3,237	109
Wolverine World Wide	8,676	208
World Wrestling Entertainment	380	4
WPT Enterprises *	1,590	31
Xerium Technologies *	2,010	24
Yankee Candle *	7,702	247
Zale * (a)	7,574	240
Zumiez *	470	14
		27,168
Consumer Staples - 3.1%
Alico *	593	30
Alliance One International	12,612	76
American Italian Pasta * (a)	2,674	56
Arden Group, Cl A	216	17
Boston Beer, Cl A *	410	9
Casey’s General Stores	8,209	163
Central European Distribution *	1,947	73
Central Garden & Pet *	2,816	138
Chattem *	2,693	111
Chiquita Brands International * (a)	6,165	169
Coca-Cola Bottling	664	34
Corn Products International	11,272	268
Darling International *	11,020	41
Delta & Pine Land	6,307	158
Elizabeth Arden *	3,739	87
Farmer Brothers	1,130	25
Flowers Foods	5,419	192
Gold Kist *	6,830	147
Great Atlantic & Pacific Tea * (a)	2,758	80
Green Mountain Coffee Roasters *	660	22
Hain Celestial Group *	4,303	84
Hansen Natural *	1,000	85
Ingles Markets, Cl A	1,710	24
Inter Parfums (a)	841	16
J&J Snack Foods *	1,044	55
John B. Sanfilippo & Son *	1,048	24
Lancaster Colony (a)	3,880	167
Lance	4,278	74

Longs Drug Stores	4,608	198
M & F Worldwide *	1,695	23
Mannatech	2,370	45
Maui Land & Pineapple *	542	21
Nash-Finch	2,055	75
National Beverage *	1,300	10
Natures Sunshine Product	1,748	30
NBTY * (a)	7,670	199
NeighborCare *	6,171	205
Nu Skin Enterprises (a)	8,623	201
Pantry *	2,170	84
Parlux Fragrances *	940	26
Pathmark Stores *	5,021	44
Peets Coffee & Tea *	1,964	65
Performance Food Group *	7,700	233
Playtex Products *	5,800	62
Ralcorp Holdings *	4,882	201
Revlon *	24,357	75
Ruddick	5,509	141
Sanderson Farms	2,142	97
Seaboard	58	97
Smart & Final *	2,085	26
Spartan Stores *	3,120	46
Star Scientific * (a)	4,897	22
Tiens Biotech Group USA *	620	4
Tootsie Roll Industries	2,830	83
Topps	5,913	59
United Natural Foods * (a)	6,504	198
Universal	3,744	164
Usana Health Sciences *	1,678	71
Vector Group	3,995	74
WD-40 Company	2,496	70
Weis Markets	1,091	42
Wild Oats Markets * (a)	4,669	53
		5,469
Energy - 5.2%
Atlas America *	380	14
ATP Oil & Gas *	2,720	64
Atwood Oceanics * (a)	1,961	121
Berry Petroleum, Cl A	3,015	159
Bill Barrett * (a)	1,430	42
Bois d’Arc Energy *	2,020	30
Brigham Exploration *	4,230	39
Cabot Oil & Gas	7,336	255
Cal Dive International * (a)	6,278	329
Callon Petroleum *	2,090	31
Carbo Ceramics	2,079	164
Carrizo Oil & Gas *	2,820	48
Cheniere Energy *	7,640	238
Cimarex Energy * (a)	12,911	502
Clayton Williams Energy *	844	25
Comstock Resources *	5,783	146
Crosstex Energy	350	17
Delta Petroleum *	3,330	47
Dril-Quip *	1,083	31
Edge Petroleum *	2,160	34
Encore Acquisition *	3,997	164
Endeavour International *	8,420	31
Energy Partners *	4,170	109

Foundation Coal Holdings * (a)	3,760	98
Frontier Oil	8,384	246
FX Energy * (a)	5,160	57
Gasco Energy *	9,630	36
Giant Industries *	1,760	63
Global Industries *	13,343	113
Goodrich Petroleum *	1,530	31
Grey Wolf * (a)	30,933	229
Gulf Island Fabrication	686	14
GulfMark Offshore *	2,407	66
Hanover Compressor * (a)	12,613	145
Harvest Natural Resources *	5,996	66
Holly	3,250	152
Hornbeck Offshore Services *	1,320	36
Houston Exploration *	3,686	196
Hydril * (a)	2,642	144
Input/Output * (a)	10,628	67
James River Coal *	1,780	62
KCS Energy *	8,163	142
KFX * (a)	8,846	126
Lone Star Technologies * (a)	4,724	215
Lufkin Industries	2,396	86
Maritrans	1,280	35
Markwest Hydrocarbon	850	20
Maverick Tube * (a)	6,436	192
McMoRan Exploration * (a)	2,994	58
Meridian Resource *	10,160	49
Mission Resources *	6,660	54
Newpark Resources *	13,758	103
NGP Capital Resources *	2,700	40
NS Group *	3,337	108
Oceaneering International * (a)	4,094	158
Offshore Logistics *	3,372	111
Oil States International *	4,851	122
Pacific Ethanol *	1,690	17
Parallel Petroleum *	4,680	41
Parker Drilling *	15,735	110
Penn Virginia	3,044	136
Petrocorp Escrow Shares (b)	2,005	—
PetroHawk Energy * (a)	3,550	38
Petroleum Developement *	2,715	86
Petroquest Energy *	6,110	40
Pioneer Drilling Company *	4,290	65
Remington Oil & Gas *	3,607	129
Resource America, Cl A	2,477	95
RPC	2,382	40
St. Mary Land & Exploration	9,536	276
Seabulk International *	972	21
SEACOR Holdings * (a)	2,859	184
Spinnaker Exploration * (a)	4,189	149
Stone Energy *	3,842	188
Superior Energy Services *	10,217	182
Swift Energy * (a)	4,695	168
Syntroleum *	5,870	60
Tetra Technologies *	3,067	98
Tipperary *	2,710	17
TODCO *	6,090	156
Toreador Resources *	2,130	52
TransMontaigne *	3,788	40

Tri Valley *	3,940	55
Universal Compression Holdings *	2,815	102
Veritas DGC * (a)	5,588	155
W&T Offshore	1,430	34
Warren Resources *	2,830	30
W-H Energy Services * (a)	4,086	102
Whiting Petroleum *	4,540	165
World Fuel Services	3,684	86
		9,197
Financials - 21.8%
1st Source	1,968	45
21st Century Insurance Group	3,694	55
Aames Investment	6,890	67
ABC Bancorp	1,956	35
Acadia Realty Trust	4,452	83
Accredited Home Lenders Holdings *	2,775	122
Ace Cash Express * (a)	1,500	38
Advance America Cash Advance Centers	10,730	172
Advanta, Cl B (a)	3,278	92
Affirmative Insurance	1,560	25
Affordable Residential Communities	4,120	55
Alabama National	2,178	142
Alexander’s (REIT) *	377	94
Alexandria Real Estate Equities	3,234	238
Alfa	5,506	81
AMCORE Financial	3,171	95
Amegy Bancorp (a)	11,268	252
American Campus Communities	2,010	46
American Equity Investment Life Holding	3,590	43
American Home Mortgage Investment (REIT)	5,791	202
American Physicians Capital *	1,423	53
American West Bancorp *	1,708	34
Ames National	130	14
AMLI Residential Properties Trust (REIT)	3,849	120
Anchor Bancorp	3,288	99
Anthracite Capital (REIT)	7,993	95
Anworth Mortgage Asset (REIT)	7,452	73
Apollo Investment	10,350	191
Arbor Realty Trust	1,170	34
Archipelago Holdings * (a)	3,960	154
Ares Capital	3,760	67
Argonaut Group *	3,846	89
Arrow Financial	1,483	41
Ashford Hospitality Trust	4,540	49
Asta Funding	1,550	43
Baldwin & Lyons, Cl B	1,340	32
Banc - Alabama *	2,010	21
BancFirst	538	47
Bancorp Bank *	1,322	23
BancorpSouth	11,450	270
BancTrust Financial Group	1,427	28
Bank Mutual	8,584	95
Bank of Granite	2,259	43
Bank of the Ozarks	1,774	58
BankAtlantic Bancorp	7,096	134
BankUnited Financial *	4,458	121
Banner	1,677	47
Bedford Property Investors (REIT)	2,421	56
Berkshire Hills Bancorp	894	30

Beverly Hills Bancorp	2,210	24
BFC Financial *	1,438	12
Bimini Mortgage Management	3,150	44
BioMed Realty Trust (a)	5,240	125
BKF Capital Group *	1,020	39
Boston Private Financial	4,555	115
Boykin Lodging (REIT) *	1,420	19
Brandywine Realty Trust (REIT) (a)	7,937	243
Bristol West Holdings *	2,520	46
Brookline Bancorp	9,852	160
Calamos Asset Management *	3,870	105
Camden National	1,288	42
Capital Automotive (a)	6,086	232
Capital City Bank Group	1,594	64
Capital Corporation of the West	1,497	42
Capital Crossing Bank *	710	24
Capital Lease Funding	3,780	41
Capital Southwest	460	41
Capital Trust	1,960	65
Capitol Bancorp	1,701	57
Cardinal Financial *	1,970	18
Cascade Bancorp	2,775	58
Cash America International	4,733	95
Cathay General Bancorp	6,006	202
Cedar Shopping Centers	3,160	47
Center Financial	1,602	40
Central Coast Bancorp *	1,866	34
Central Pacific Financial	4,757	169
Ceres Group *	5,030	31
Charter Financial	665	23
CharterMac	6,767	149
Chemical Financial	4,194	139
Chittenden	7,556	206
Citizens *	5,630	34
Citizens Banking	6,471	196
Citizens Northern	310	10
City Bank	1,288	40
City Holdings	2,790	102
Clark *	2,695	39
Clifton Savings Bancorp	2,290	24
CNA Surety *	2,596	39
Coastal Financial	2,590	38
CoBiz	2,145	39
Cohen & Steers	1,250	26
Collegiate Funding Services *	1,330	19
Colonial Properties Trust (REIT)	4,703	207
Colony Bankcorp	820	25
Columbia Bancorp - Maryland	969	35
Columbia Banking System	2,628	65
Commercial Capital Bancorp *	6,066	101
Commercial Federal	5,737	193
Commercial Net Lease Realty (REIT)	8,616	176
Community Bank System	4,510	110
Community Banks	1,781	46
Community Trust Bancorp	1,957	64
CompuCredit * (a)	3,112	107
Consolidated-Tomoka Land	943	81
Corporate Office Properties Trust (REIT)	4,349	128
Correctional Properties Trust (REIT)	1,834	52

Corus Bankshares	2,596	144
Cousins Properties	5,990	177
Crawford & Company	2,143	16
Credit Acceptance *	1,780	27
Criimi Mae (REIT) *	2,340	51
CRT Properties	4,700	128
CVB Financial	7,643	150
Danielson Holding *	14,871	181
Delphi Financial Group	4,121	182
Delta Financial	1,620	15
DiamondRock Hospitality	1,300	15
Digital Realty Trust	1,330	23
Dime Community Bancshares	5,034	77
Direct General (a)	2,640	49
Donegal Group, Cl A	1,400	28
Doral Financial	11,930	197
EastGroup Properties (REIT)	3,501	147
ECC Capital (REIT) *	9,580	64
Education Realty Trust (REIT) * (a)	3,180	58
E-Loan *	8,230	27
EMC Insurance Group	1,018	18
Encore Capital Group *	2,020	34
Enstar Group *	572	39
Enterprise Financial Services	1,160	27
Entertainment Properties Trust (REIT)	4,174	192
Equity Inns (REIT) (a)	8,422	112
Equity Lifestyle Properties (a)	2,836	113
Equity One (REIT) (a)	5,668	129
eSPEED, Cl A *	3,729	33
EuroBancshares *	1,350	22
Extra Space Storage	3,720	53
F.N.B (a)	8,420	165
F.N.B. - Virginia	1,207	34
Farmers Capital Bank	1,005	35
FBL Financial Group, Cl A	2,072	57
Federal Agricultural Mortgage, Cl C	1,406	31
FelCor Lodging Trust (REIT) *	7,505	109
Fidelity Bankshares	3,387	90
Fieldstone Investment (REIT) *	7,752	112
Financial Federal *	2,884	111
Financial Institutions	1,345	24
First Acceptance *	3,410	32
First Bancorp - North Carolina	1,861	41
First Bancorp of Puerto Rico	5,130	206
First Busey	2,214	43
First Cash Financial Services *	1,960	42
First Charter	4,995	110
First Citizens Bancshares, Cl A	1,015	147
First Commonwealth Financial - Pennsylvania	10,483	144
First Community Bancorp	2,175	103
First Community Bancshares - Nevada	1,670	54
First Financial - Indiana	2,258	65
First Financial Bancorp - Ohio	5,284	100
First Financial Bankshares	3,040	103
First Financial Holdings	2,007	60
First Indiana	1,741	52
First Industrial Realty Trust (REIT)	6,644	265
First Merchants	3,090	77
First Midwest Bancorp (a)	6,850	241

First Niagara Financial Group (a)	19,805	289
First Oak Brook Bancshares	1,121	32
First Place Financial	2,274	46
First Potomac Realty Trust (REIT) (a)	2,470	61
First Regional Bancorp *	360	24
First Republic Bank - California	3,249	115
First State Bancorp - New Mexico	2,548	49
FirstBank Fractional Shares (b) (c)	—	—
FirstFed Financial *	2,833	169
Flagstar Bancorp (a)	5,244	99
Flushing Financial	2,824	52
FPIC Insurance Group *	1,340	39
Franklin Bank *	1,770	33
Fremont General	9,740	237
Frontier Financial	4,048	102
Gabelli Asset Management	1,103	49
Gables Residential Trust (REIT)	4,389	190
GATX (a)	7,517	259
GB&T Bancshares	1,707	41
Getty Realty (REIT)	2,929	81
GFI Group *	510	18
Glacier Bancorp	5,110	134
Gladstone Capital	1,582	37
Glenborough Realty Trust (REIT)	4,834	100
Glimcher Realty Trust (REIT)	5,922	164
GMH Communities Trust	4,820	67
Gold Banc	6,686	97
Government Properties Trust	3,220	31
Gramercy Capital	1,570	38
Great American Financial Resources	1,270	25
Great Southern Bancorp	1,726	54
Greater Bay Bancorp	7,678	202
Greenhill & Company	1,590	64
Hancock Holding	4,638	160
Hanmi Financial	4,916	82
Harbor Florida Bancshares	3,474	130
Harleysville Group	2,158	45
Harleysville National	4,428	103
Harris & Harris Group *	2,590	31
Heartland Financial USA	1,660	32
Heritage Commerce *	1,780	33
Heritage Property Investment Trust (REIT)	3,574	125
Hersha Hospitality Trust	3,040	29
Highland Hospitality	5,770	60
Highwoods Properties (REIT)	8,072	240
Hilb, Rogal & Hobbs (a)	5,112	176
Home Properties (REIT) (a)	4,726	203
HomeBanc	7,010	64
Horace Mann Educators	6,807	128
Horizon Financial	1,750	39
Hudson United Bancorp	3,550	128
IBERIABANK	1,050	65
IMPAC Mortgage Holdings (REIT) (a)	11,287	211
Independence Holdings	765	13
Independent Bank	2,457	69
Independent Bank - Michigan	3,097	88
Infinity Property & Casualty	3,449	120
Inland Real Estate	8,100	130
Innkeepers USA Trust (REIT) (a)	6,191	92

Integra Bank	2,552	58
Interchange Financial Services	2,754	51
International Securities Exchange *	1,690	42
Investment Technology Group *	5,945	125
Investors Real Estate Trust (REIT)	7,096	69
Irwin Financial	2,925	65
ITLA Capital *	888	48
Jones Lang LaSalle *	5,232	231
Kansas City Life Insurance	138	7
Kearny Financial *	3,281	39
Kilroy Realty (REIT) (a)	4,331	206
Kite Realty Group Trust	3,230	48
KMG America *	3,170	32
KNBT Bancorp	5,100	77
Knight Capital Group * (a)	16,111	123
LaBranche *	8,830	56
Lakeland Bancorp	2,862	45
Lakeland Financial	972	40
LandAmerica Financial Group	2,918	173
Lasalle Hotel Properties (REIT)	4,918	161
Lexington Corporate Properties Trust (REIT)	8,039	195
LTC Properties (REIT)	2,458	51
Luminent Mortgage Capital	6,090	66
Macatawa Bank	1,659	58
MAF Bancorp	3,953	169
Maguire Properties	5,670	161
Main Street Banks	2,471	63
MainSource Financial Group	1,633	30
MarketAxess Holdings *	3,460	39
Marlin Business Services *	990	20
MB Financial	3,217	128
MBT Financial	2,408	46
MCG Capital	5,531	94
Mercantile Bank	1,201	53
MeriStar Hospitality (REIT) *	13,121	113
Metris *	8,750	127
MFA Mortgage Investments (REIT) (a)	13,238	99
Mid-America Apartment Communities (REIT)	2,243	102
Midland	1,512	53
Mid-State Bancshares	3,932	109
Midwest Banc Holdings	1,799	35
MoneyGram International	12,560	240
MortgageIT Holdings	2,430	44
Nara Bancorp	3,068	45
NASB Financial	510	22
Nasdaq Stock Market *	6,690	126
National Financial Partners	5,480	214
National Health Investors (REIT)	3,641	102
National Interstate *	40	1
National Penn Bancshares	5,742	143
National Western Life Insurance, Cl A *	361	70
Nationwide Health Properties (REIT)	10,059	237
Navigators Group *	1,432	50
NBT Bancorp	4,865	115
NetB@nk	7,741	72
NewAlliance Bancshares	14,530	204
Newcastle Investment (REIT)	6,039	182
Northern Empire Bancshares *	1,200	37
Northstar Realty Finance	2,870	30

Northwest Bancorp	3,149	67
NovaStar Financial (REIT) (a)	3,952	155
OceanFirst Financial	1,493	34
Ocwen Financial *	6,070	41
Ohio Casualty *	10,072	244
Old National Bancorp	10,243	219
Old Second Bancorp	2,236	65
Omega Financial	1,905	59
OMEGA Healthcare Investors (REIT)	8,026	103
optionsXpress Holdings *	3,440	52
Oriental Financial Group	3,241	49
Origen Financial	1,370	10
Orleans Homebuilders *	396	9
Pacific Capital Bancorp	7,586	281
Park National	1,820	201
Parkway Properties (REIT)	1,871	94
Partners Trust Financial Group	5,159	55
Peapack-Gladstone Financial	1,209	33
PennFed Financial Services	1,452	25
PennRock Financial Savings	1,283	46
Pennsylvania (REIT) (a)	5,245	249
Pennsylvania Commerce Bancorp *	660	22
Peoples Bancorp - Ohio	1,401	37
PFF Bancorp	3,105	94
Phoenix Companies	14,287	170
Pinnacle Financial Partners *	1,090	26
Piper Jaffray Companies *	3,310	101
Placer Sierra Bancshares	970	26
PMA Capital *	4,509	40
Post Properties (REIT)	6,348	229
Premierwest Bancorp *	1,970	29
Prentiss Properties Trust (REIT)	6,779	247
Presidential Life	3,553	61
PrivateBancorp	2,742	97
ProAssurance *	4,298	179
Prosperity Bancshares	2,766	79
Provident Bankshares	4,940	158
Provident Financial Holdings	842	24
Provident Financial Services	11,646	205
Provident New York Bancorp	6,091	74
PS Business Parks (REIT) (a)	2,629	117
QC Holdings *	830	12
R&G Financial	4,641	82
RAIT Investment Trust (REIT)	3,837	115
Ramco-Gershenson Properties Trust (REIT)	2,376	70
Redwood Trust (REIT) (a)	2,962	153
Renasant	1,497	46
Republic Bancorp	10,595	159
Republic Bancorp, Cl A - Kentucky	1,426	31
RLI	3,733	166
Rockville Financial *	1,310	16
S&T Bancorp	3,952	143
Safety Insurance Group	1,669	56
Sanders Morris Harris Group	2,010	35
Sandy Spring Bancorp	2,422	85
Santander Bancorp	876	22
Saul Centers (REIT)	2,191	80
Saxon Capital	8,190	140
SCBT Financial	1,353	43

SeaBright Insurance Holdings *	1,210	14
Seacoast Banking	1,932	38
Security Bank	1,556	36
Selective Insurance Group	4,597	228
Senior Housing Properties Trust (REIT) (a)	8,946	169
Sierra Bancorp	550	12
Signature Bank *	1,040	25
Simmons First National, Cl A	2,449	66
Sizeler Property Investors (REIT)	2,770	37
Southside Bancshares	1,635	34
Southwest Bancorp - Oklahoma	1,784	37
Sovran Self Storage (REIT)	2,481	113
Spirit Finance (a)	10,610	125
State Auto Financial	2,248	70
State Bancorp	1,350	31
State Financial Services, Cl A	962	39
Sterling Bancorp	2,696	58
Sterling Bancshares (a)	7,474	116
Sterling Financial - Pennsylvania	4,483	96
Sterling Financial - Washington *	3,784	142
Stewart Information Services	2,840	119
Stifel Financial *	1,206	29
Strategic Hotel Capital	4,480	81
Suffolk Bancorp	1,816	59
Summit Financial Group	770	25
Sun Bancorp - New Jersey *	1,698	35
Sun Communities (REIT)	2,428	90
Sunstone Hotel Investors *	3,280	80
Susquehanna Bancshares	6,993	172
SVB Financial Group * (a)	5,325	255
SWS Group	2,541	44
SY Bancorp	1,976	45
Tanger Factory Outlet Centers (REIT)	4,540	122
Tarragon Realty Investors * (a)	1,779	45
Taubman Centers (REIT)	7,607	259
Taylor Capital Group	646	25
Tejon Ranch *	1,267	65
Texas Capital Bancshares * (a)	3,540	70
Texas Regional Bancshares, Cl A	6,852	209
TierOne	3,101	84
Tompkins Trustco	1,278	55
Tower Group	2,520	39
Town & Country Trust (REIT) (a)	2,910	83
Tradestation Group *	3,131	27
Trammell Crow *	5,464	132
Triad Guaranty * (a)	1,559	79
TriCo Bancshares	1,870	42
TrustCo Bank Corporation of New York	12,217	160
Trustmark	7,090	207
Trustreet Properties (REIT)	8,962	149
UCBH Holdings	12,080	196
UICI * (a)	5,753	171
UMB Financial	2,519	144
Umpqua Holdings	7,295	172
Union Bankshares	1,448	56
United Bankshares	5,610	200
United Community Banks	4,746	123
United Community Financial	4,503	49
United Fire & Casualty	2,408	107

United PanAm Financial *	774	21
United Security Bancshares	870	27
Universal American Financial * (a)	4,453	101
Universal Health Realty Income Trust (REIT)	1,958	75
Univest Corporation of Pennsylvania	1,905	57
Unizan Financial	3,628	97
Urstadt Biddle Properties, Cl A (REIT)	3,514	61
USB Holding	1,886	44
USB Holding Company Fractional Share (b) (c)	—	—
USI Holdings *	5,879	76
U-Store-It-Trust	4,700	90
Vineyard National Bancorp	1,170	37
Virginia Commerce Bancorp *	1,420	35
Virginia Financial Group	1,199	42
W Holding Company	14,060	144
Waddell & Reed Financial	9,870	183
Washington Real Estate Investment Trust (REIT)	6,967	217
Washington Trust Bancorp	2,203	61
WesBanco	3,146	94
West Bancorp	2,815	53
West Coast Bancorp - Oregon	2,507	61
Westamerica Bancorporation	4,070	215
Western Sierra Bancorp *	1,072	36
Westfield Financial	540	13
Wilshire Bancorp	2,310	33
Winston Hotels (REIT)	3,870	44
Wintrust Financial	3,535	185
World Acceptance *	2,684	81
WSFS Financial	1,001	55
Yardville National Bancorp	1,454	52
Zenith National Insurance (a)	1,774	120
ZipRealty *	770	10
		38,676
Health Care - 12.5%
Aastrom Biosciences * (a)	15,270	48
Abaxis *	2,910	32
Abgenix * (a)	13,347	115
ABIOMED *	2,540	22
Acadia Pharmaceuticals *	2,450	21
Adeza Biomedical *	630	11
Adolor *	6,371	59
Advanced Neuromodulation Systems *	3,299	131
Advisory Board * (a)	2,948	144
Albany Molecular Research *	3,875	54
Alderwoods Group *	6,671	96
Alexion Pharmaceuticals *	4,442	102
Align Technology *	8,687	64
Alkermes * (a)	13,708	181
Alliance Imaging *	2,104	22
Allied Healthcare International *	4,560	32
Allscripts Healthcare Solutions * (a)	4,570	76
Alpharma, Cl A	6,423	93
AMEDISYS * (a)	2,160	79
America Service Group *	1,770	28
American Dental Partners *	1,190	29
American Healthways * (a)	4,752	201
American Medical Systems *	9,106	188
American Retirement *	4,150	61
AMICAS *	6,740	31

AMN Healthcare Services *	1,915	29
Amsurg, Cl A * (a)	4,968	138
Amylin Pharmaceuticals * (a)	15,630	327
Analogic	1,879	95
Andrx Group *	10,980	223
Angiodynamics *	350	8
Animas *	1,050	21
Antigenetics * (a)	4,236	23
Applera *	11,059	121
Apria Healthcare Group *	7,350	255
Arena Pharmaceuticals *	5,290	36
Ariad Pharmaceuticals *	8,724	58
Arqule *	4,730	31
Array Biopharma *	5,340	34
Arrow International	3,086	98
Arthrocare *	3,507	123
Aspect Medical Systems *	2,047	61
AtheroGenics * (a)	6,080	97
AVANIR Pharmaceuticals *	16,130	45
Barrier Therapeutics *	1,350	11
Bentley Pharmaceuticals *	2,565	28
Beverly Enterprises *	16,934	216
Bioenvision *	5,070	37
BioMarin Pharmaceutical *	10,744	80
Bio-Rad Laboratories, Cl A *	2,900	172
Bio-Reference Labs *	1,400	19
BioScrip *	5,540	33
Biosite *	2,158	119
Bone Care International *	2,607	86
Bruker BioSciences *	3,570	14
Caliper Life Sciences *	4,110	23
Candela *	3,208	34
Cantel Medical *	1,690	28
Caraco Pharmaceutical Laboratories *	1,510	13
Cell Genesys * (a)	7,457	40
Cell Therapeutics * (a)	10,266	28
Centene *	6,652	223
Cepheid *	6,965	51
Chemed	3,974	162
CNS	2,120	48
Computer Programs & Systems	1,089	41
CONMED *	4,886	150
Connetics * (a)	5,160	91
Conor Medsystems *	1,330	20
Corixa *	10,013	44
Corvel *	1,056	27
Cotherix *	1,880	19
Cross Country Healthcare *	3,833	65
Cubist Pharmaceuticals *	8,163	108
CuraGen * (a)	7,184	37
Curis *	7,970	31
CV Therapeutics * (a)	5,899	132
Cyberonics *	3,149	137
Cypress Biosciences *	4,900	65
Datascope	1,916	64
deCODE Genetics *	8,010	75
Dendreon * (a)	9,483	50
Dendrite International *	5,924	82
DexCom *	700	9

Diagnostic Products	3,638	172
Digene * (a)	2,342	65
Discovery Laboratories *	8,889	65
Diversa *	3,947	21
DJ Orthopedics *	2,982	82
DOV Pharmaceutical *	3,416	64
Durect * (a)	5,064	26
DUSA Pharmaceuticals *	2,500	23
Eclipsys *	5,991	84
Emageon *	1,310	18
Encore Medical * (a)	6,280	35
Encysive Pharmaceuticals * (a)	9,366	101
Enzo Biochem *	4,228	76
Enzon *	7,197	47
EPIX Medical *	3,807	34
eResearch Technology *	7,303	98
Exelixis *	10,959	81
Eyetech Pharmaceuticals *	5,080	64
First Horizon Pharmaceutical *	4,380	83
FoxHollow Technologies * (a)	1,930	74
Genesis HealthCare *	2,975	138
Genitope *	3,580	46
Gentiva Health Services *	3,843	69
Geron * (a)	9,014	70
GTx *	910	9
Haemonetics *	3,361	137
HealthExtras *	3,119	63
HealthTronics *	5,080	66
Hi-Tech Pharmacal *	770	25
Hologic *	3,483	138
Hooper Holmes	9,553	40
Horizon Health *	790	18
Human Genome Sciences *	19,590	227
ICOS *	8,760	185
ICU Medical *	1,761	57
Idenix Pharmaceuticals *	980	21
IDX Systems *	3,403	103
I-Flow *	3,030	50
Illumina *	4,850	59
Immucor * (a)	7,342	213
ImmunoGen *	6,107	35
Impax Laboratories *	7,635	120
Incyte *	11,375	81
Inspire Pharmaceuticals *	6,759	57
Integra LifeSciences * (a)	3,388	99
InterMune *	4,787	62
IntraLase *	1,290	25
Introgen Therapeutics *	2,760	18
Intuitive Surgical *	5,503	257
Invacare	4,309	191
Inverness Medical Innovations *	2,240	61
IRIS International *	2,460	44
Isis Pharmaceuticals *	8,646	34
Ista Pharmaceuticals *	1,760	15
Kensey Nash *	1,588	48
Keryx Biopharmaceuticals *	3,610	48
Kindred Healthcare *	4,326	171
K-V Pharmaceutical, Cl A * (a)	5,957	100
Kyphon *	3,880	135

LabOne * (a)	2,798	111
Laserscope * (a)	3,021	125
LCA-Vision	2,750	133
Lexicon Genetics *	10,568	52
LifeCell *	4,740	75
Lifeline Systems *	1,852	59
Ligand Pharmaceuticals * (a)	12,133	84
Luminex *	4,475	44
Magellan Health Services *	4,420	156
MannKind *	2,160	22
Marshall Edwards * (a)	1,200	9
Martek Biosciences * (a)	4,710	179
Matria Healthcare *	2,580	83
Matthews International, Cl A	5,283	206
Maxygen *	3,755	26
Medarex *	17,104	142
MedCath *	1,010	28
Medicines * (a)	7,834	183
Medicis Pharmaceutical, Cl A (a)	7,710	245
Mentor (a)	4,562	189
Merge Technologies *	1,830	34
Meridian Bioscience	1,680	32
Merit Medical Systems *	3,910	60
MGI Pharma *	10,000	218
Micro Therapeutics *	1,961	8
Mine Safety Appliances	3,876	179
Molecular Devices *	2,600	56
Molina Healthcare *	1,730	77
Momenta Pharmaceuticals *	1,020	20
Myogen *	3,180	22
Myriad Genetics *	5,033	79
NABI Biopharmaceuticals *	9,451	144
Nanogen *	7,970	31
Nastech Pharmaceutical *	2,700	38
National Healthcare *	1,123	40
NDCHealth *	5,918	106
Nektar Therapeutics *	12,740	215
NeoPharm *	2,872	29
Neurocrine Biosciences * (a)	4,980	209
Neurogen *	4,170	28
Neurometrix *	860	17
New River Pharmaceuticals *	910	27
Nitromed *	2,470	48
Northfield Laboratories *	3,880	56
Noven Pharmaceuticals *	3,898	68
NPS Pharmaceuticals *	6,112	69
NuVasive *	1,290	21
Nuvelo *	6,089	47
OCA * (a)	7,046	13
Occulogix *	1,410	12
Odyssey Healthcare *	5,725	83
Onyx Pharmaceuticals * (a)	5,297	126
Option Care *	3,315	47
OraSure Technologies *	6,624	66
Orchid Cellmark *	3,670	40
Owens & Minor	5,478	177
Pain Therapeutics *	5,347	36
PainCare Holdings *	6,480	28
Palomar Medical Technologies * (a)	2,540	61

Par Pharmaceutical Companies * (a)	5,620	179
PAREXEL International * (a)	4,291	85
Pediatrix Medical Group * (a)	3,437	253
Penwest Pharmaceuticals *	3,263	39
Perrigo	12,353	172
Per-Se Technologies *	3,653	77
Pharmion *	3,680	85
PolyMedica	4,386	156
POZEN *	4,002	33
PRA International *	1,380	37
Priority Healthcare, Cl B *	4,818	122
Progenics Pharmaceutical *	1,965	41
PSS World Medical *	11,251	140
Psychiatric Solutions *	2,680	131
Radiation Therapy Services *	1,180	31
Regeneron Pharmaceutical *	6,330	53
RehabCare Group *	2,705	72
Renovis *	2,900	44
Res-Care *	2,910	39
Rigel Pharmaceuticals *	2,280	45
Salix Pharmaceuticals * (a)	6,005	106
Savient Pharmaceuticals *	9,120	40
Seattle Genetics *	5,207	28
Senomyx *	3,160	52
Serologicals *	5,220	111
SFBC International *	2,324	90
Somanetics *	1,530	34
SonoSite * (a)	2,456	76
Specialty Laboratories *	1,331	11
StemCells * (a)	9,380	39
Stereotaxis *	900	7
STERIS *	11,470	296
Stewart Enterprises, Cl A *	16,754	110
Stratagene *	1,110	10
Sunrise Senior Living * (a)	2,660	144
SuperGen *	8,300	41
SurModics *	2,367	103
Sybron Dental Specialties * (a)	6,329	238
Symbion *	1,790	43
Symmetry Medical *	1,340	32
Tanox *	3,962	46
Telik *	7,928	129
Tercica *	950	8
Thoratec *	7,364	113
Transkaryotic Therapies * (a)	4,338	159
Trimeris *	2,604	26
TriPath Imaging *	4,594	39
TriZetto Group *	5,242	73
U.S. Physical Therapy *	1,780	34
United Surgical Partners *	4,612	240
United Therapeutics * (a)	3,184	153
Varian * (a)	5,121	194
Ventana Medical Systems *	4,496	181
Ventiv Health *	3,210	62
Vertex Pharmaceuticals *	14,245	240
ViaCell *	1,260	13
Viasys Healthcare *	5,058	114
Vicuron Pharmaceuticals * (a)	8,432	235
ViroLogic *	18,240	45

VistaCare, Cl A *	1,502	28
Vital Images * (a)	1,840	33
Vital Signs	951	41
VNUS Medical Technologies *	910	11
WellCare Group * (a)	2,220	79
West Pharmaceutical Services	4,872	137
Wilson Greatbatch Technologies *	3,569	85
Wright Medical Group *	4,431	118
Young Innovations	780	29
Zoll Medical *	1,539	39
ZymoGenetics *	3,237	57
		22,127
Industrials - 14.2%
3D Systems *	1,820	44
A.O. Smith	2,734	73
A.S.V. *	1,302	53
AAON *	1,459	26
AAR *	5,377	84
ABM Industries	6,167	120
ABX Air *	8,760	71
Accuride *	1,650	18
Actuant, Cl A *	4,404	211
Acuity Brands	6,996	180
Administaff *	2,947	70
AGCO *	12,780	244
AirTran Holdings * (a)	13,820	128
Alamo Group	920	17
Alaska Air Group * (a)	4,075	121
Albany International, Cl A	4,377	141
Amerco *	1,550	83
America West Holdings, Cl B * (a)	5,858	35
American Ecology	1,810	32
American Reprographics *	950	15
American Science & Engineering *	1,230	55
American Superconductor *	4,160	38
American Woodmark	1,784	54
Ameron International	1,373	51
Angelica	1,489	36
Apogee Enterprises	4,582	70
Applied Industrial Technology	4,285	138
Applied Signal Technology	1,656	32
ARGON ST *	1,310	47
Arkansas Best	3,616	115
Armor Holdings * (a)	4,813	191
Artesyn Technologies * (a)	5,736	50
Asset Acceptance Capital *	1,310	34
Astec Industries *	2,301	53
Aviall *	4,245	134
Badger Meter	840	35
Baldor Electric	5,037	122
Banta	3,802	172
Barnes Group	2,514	83
BE Aerospace *	9,220	144
Beacon Roofing Supply *	2,300	60
BlueLinx Holdings	980	10
Bowne & Company	5,842	84
Brady, Cl A (a)	6,050	188
Briggs & Stratton	6,420	222
Bright Horizons Family Solutions *	4,330	176

Bucyrus International	2,580	98
C&D Technologies	4,216	39
Cascade	1,776	77
Casella Waste Systems *	3,279	39
CDI	1,127	25
Central Parking	3,089	42
Century Business Services *	10,541	43
Cenveo *	7,360	56
Ceradyne *	3,994	96
Circor International	2,564	63
CLARCOR	8,314	243
Clean Harbors *	2,530	55
Coinstar *	4,058	92
Color Kinetics *	670	7
Comfort Systems USA *	6,420	42
Commercial Vehicle Group *	1,650	29
COMSYS IT Partners *	1,890	32
Consolidated Graphics *	1,697	69
Continental Airlines, Cl B *	10,001	133
Corrections Corporation of America *	5,871	230
CoStar Group *	2,676	117
Covenant Transport, Cl A *	1,453	19
CRA International *	1,699	91
Crane	6,630	174
Cubic	2,610	46
CUNO *	2,746	196
Curtiss-Wright	3,436	185
Delta Air Lines * (a)	20,170	76
DiamondCluster, Cl A *	3,900	44
Dollar Thrifty Automotive *	3,885	148
DRS Technologies *	3,954	203
Duratek *	1,700	39
Dycom Industries * (a)	7,323	145
Dynamex *	1,740	30
Dynamic Materials	410	16
EDO	2,611	78
Educate *	2,990	42
EGL *	6,469	131
Electro Rent *	3,005	44
ElkCorp	3,292	94
EMCOR Group *	2,328	114
Encore Wire *	2,644	31
Energy Conversion Devices * (a)	3,469	78
EnerSys * (a)	5,360	73
Engineered Support Systems	5,571	200
Ennis Business Forms	4,271	77
EnPro Industries *	3,456	100
ESCO Technologies *	1,901	192
Essex *	2,690	62
Esterline Technologies *	3,758	151
Evergreen Solar *	5,920	38
Exponent *	1,000	29
ExpressJet Holdings * (a)	6,366	54
Federal Signal	8,026	125
Flanders *	2,180	20
Florida East Coast Industries, Cl A	3,779	164
Flowserve *	8,290	251
Forward Air * (a)	5,299	150
Franklin Electric	2,642	102

Freightcar America *	2,290	45
Frontier Airlines *	5,929	61
Frozen Food Express Industries *	2,250	25
FTI Consulting * (a)	6,985	146
FuelCell Energy * (a)	6,930	71
G&K Services, Cl A	2,561	97
Gardner Denver *	3,508	123
Gehl Company *	1,010	39
GenCorp *	7,938	153
General Binding *	1,001	22
General Cable *	6,449	96
Genesee & Wyoming, Cl A *	2,966	81
Genlyte Group * (a)	3,982	194
Geo Group *	1,382	35
GEVITY HR	3,952	79
Global Power Equipment Group * (a)	5,645	45
Gorman-Rupp	1,543	33
Granite Construction	5,465	154
Greenbrier Companies *	947	26
Greg Manning Auctions * (a)	840	10
Griffon * (a)	4,069	90
Healthcare Services Group	3,945	79
Heartland Express	7,447	145
HEICO	3,252	76
Heidrick & Struggles International *	2,790	73
Herley Industries *	1,910	35
Hexcel *	6,004	102
Hub Group *	2,550	64
Hudson Highland Group *	3,330	52
Hughes Supply	9,110	256
Huron Consulting Group *	940	22
Huttig Building Products *	2,110	23
II-VI * (a)	3,738	69
IKON Office Solutions	14,990	143
Imagistics International *	2,781	78
Innovative Solutions and Support *	1,160	39
Insituform Technologies, Cl A *	4,458	71
Interline Brands *	2,090	41
Intermagnetics General *	4,586	141
Interpool	1,220	26
Ionatron *	3,620	31
Jackson Hewitt Tax Service	6,180	146
Jacuzzi Brands *	12,579	135
JLG Industries (a)	7,920	218
John H. Harland	4,625	176
Kadant *	2,383	52
Kaman	3,402	61
Kansas City Southern Industries *	12,310	248
Kaydon (a)	4,633	129
Kelly Services, Cl A	2,866	82
Kennametal (a)	5,690	261
Kforce *	4,260	36
Kirby *	3,610	163
Knight Transportation *	6,012	146
Knoll *	640	11
Korn/Ferry International * (a)	5,216	93
LaBarge *	1,510	27
Labor Ready *	6,792	158
Lawson Products	830	32

Layne Christensen *	1,640	33
Learning Tree International *	1,465	18
LECG *	2,180	46
Lennox International	7,396	157
Lincoln Electric Holdings	5,524	183
Lindsay Manufacturing	1,895	45
LSI Industries	3,292	46
Manitowoc (a)	4,924	202
Marten Transport *	1,530	32
MascoTech Escrow Shares (b)	9,571	—
MasTec *	3,917	34
McGrath Rentcorp	3,218	76
Medis Technologies * (a)	2,167	36
Mercury Computer Systems * (a)	3,541	97
Mesa Air Group * (a)	5,292	36
Middleby *	610	32
Mobile Mini *	2,400	83
Moog, Cl A *	5,077	160
MTC Technologies *	1,204	44
Mueller Industries	5,721	155
NACCO Industries, Cl A	785	84
Navigant Consulting *	7,618	135
NCI Building Systems * (a)	3,255	107
NCO Group * (a)	4,507	97
Nordson	4,431	152
Northwest Airlines * (a)	12,924	59
NuCo2 *	1,380	35
Odyssey Marine Exploration *	5,360	27
Old Dominion Freight Lines *	2,750	74
Orbital Sciences *	8,694	86
Overnite	4,000	172
Pacer International *	4,590	100
Perini *	1,716	28
PHH *	7,000	180
Pico Holdings *	1,336	40
Pinnacle Airlines *	3,240	28
Plug Power * (a)	8,085	55
Portfolio Recovery Associates *	2,023	85
Powell Industries *	1,137	21
Power-One *	10,490	66
Pre-Paid Legal Services * (a)	1,634	73
PRG-Schultz International *	6,840	19
Quanta Services * (a)	15,561	137
RailAmerica *	6,137	73
Raven Industries	2,588	61
Regal-Beloit (a)	3,673	107
Reliance Steel & Aluminum	4,306	160
Republic Airways Holdings *	830	12
Resources Connection * (a)	7,592	176
Robbins & Myers	1,811	39
Rollins	4,885	98
Rush Enterprises *	3,100	41
Schawk	1,511	38
School Specialty *	3,717	173
SCS Transportation *	2,481	44
Sequa, Cl A *	1,036	69
Shaw Group * (a)	12,482	268
SI International *	1,100	33
Simpson Manufacturing	6,028	184

SIRVA *	3,520	30
SkyWest	8,679	158
Sotheby’s Holdings, Cl A *	6,122	84
SOURCECORP *	2,692	53
Spherion *	10,076	66
Standard Register	1,973	31
Standex International	1,969	56
Stewart & Stevenson Services	4,795	109
Strayer Education (a)	2,427	209
Sun Hydraulics	670	24
Sypris Solutions	1,128	14
Tecumseh Products, Cl A	2,678	73
Teledyne Technologies *	5,420	177
Teletech Holdings *	6,279	51
Tennant	1,103	39
Tetra Tech *	9,182	124
The Providence Service *	1,420	35
Thomas Industries	2,423	97
Titan International (a)	1,950	27
Tredegar	4,619	72
Trex *	1,718	44
Trinity Industries (a)	6,125	196
Triumph Group *	2,642	92
TRM *	1,620	27
TurboChef Technologies *	1,920	34
U.S. Xpress Enterprises *	974	12
UAP Holding *	4,630	77
Ultralife Batteries *	2,340	38
United Industrial	1,774	63
United Rentals * (a)	9,186	186
United Stationers *	4,976	244
Universal Forest Products	2,636	109
Universal Technical Institute *	2,630	87
URS * (a)	5,508	206
USA Truck *	770	19
Valence Technology * (a)	6,263	18
Valmont Industries	2,288	59
Vertrue * (a)	852	33
Viad	2,620	74
Vicor *	3,192	43
Volt Information Sciences *	1,322	31
Wabash National * (a)	5,115	124
Wabtec	6,586	141
Walter Industries (a)	5,450	219
Washington Group International * (a)	4,143	212
Waste Connections *	5,281	197
Waste Industries USA	880	12
Waste Services *	9,570	37
Water Pik Technologies *	1,660	32
Watsco	3,219	137
Watson Wyatt & Company Holdings *	5,188	133
Watts Water Technologies, Cl A	3,965	133
Werner Enterprises	7,870	155
Woodward Governor	1,619	136
World Air Holdings *	3,530	41
York International (a)	6,294	239
		25,084

Information Technology - 17.5%
3Com *	53,400	194
Actel *	4,294	60
Acxiom	13,330	278
Adaptec *	17,920	70
ADE * (a)	1,580	44
Adtran	9,170	227
Advanced Digital Information *	10,491	80
Advanced Energy Industries *	3,476	27
Advent Software *	3,578	72
Aeroflex * (a)	10,838	91
Agile Software *	8,707	55
Agilysys	4,309	68
Airspan Networks *	5,140	29
Altiris *	3,414	50
AMIS Holdings *	5,210	69
Amkor Technology * (a)	15,030	68
Anaren *	3,048	40
Anixter International *	4,203	156
Ansoft *	1,093	26
ANSYS * (a)	5,048	179
Anteon International * (a)	4,430	202
Applied Digital Solutions * (a)	9,360	31
Applied Films * (a)	2,458	63
Applied Micro Circuits *	46,210	118
aQuantive * (a)	7,797	138
Ariba *	10,362	60
Arris Group *	13,184	115
AsiaInfo Holdings *	5,892	32
Aspect Communication *	6,784	76
Aspen Technology *	6,891	36
Asyst Technologies *	7,837	35
Atari *	7,279	20
Atheros Communications *	3,740	30
Atmel *	63,050	149
ATMI *	5,660	164
Audiovox *	2,868	44
August Technology *	2,960	34
Autobytel *	6,932	33
Avocent * (a)	6,800	178
Axcelis Technologies *	16,321	112
Bankrate *	1,420	29
BearingPoint * (a)	27,520	202
BEI Technologies	1,851	49
Bel Fuse	1,900	58
Belden CDT (a)	7,069	150
Bell Microproducts *	4,340	41
Benchmark Electronics * (a)	6,259	190
Black Box	2,475	88
Blackbaud	1,340	18
Blackboard *	2,010	48
Blue Coat Systems *	1,720	51
Borland Software *	13,259	91
Bottomline Technologies *	1,930	29
Brightpoint *	2,950	65
Brocade Communications Systems * (a)	42,600	165
Brooks Automation * (a)	7,405	110
Cabot Microelectronics * (a)	4,072	118
Catapult Communications *	1,185	20
CCC Information Services Group *	1,310	31
C-COR.net *	7,728	53

Checkpoint Systems *	5,671	100
CIBER *	8,511	68
Ciena *	85,830	179
Cirrus Logic *	14,082	75
Click Commerce *	1,240	28
CMGI *	73,381	139
CNET Networks * (a)	20,602	242
Cogent *	2,800	80
Cognex	6,209	163
Coherent *	4,958	179
Cohu	3,578	72
CommScope * (a)	8,176	142
Comtech Telecommunications *	3,505	114
Concur Technologies *	4,368	46
Conexant Systems *	70,680	114
Covansys *	3,620	47
Credence Systems * (a)	12,331	112
CSG Systems International *	8,384	159
CTS	5,514	68
CyberGuard *	2,856	17
CyberSource *	4,560	33
Cymer *	6,037	159
Cypress Semiconductor * (a)	19,760	249
Daktronics *	2,406	48
Digi International *	3,580	42
Digital Insight * (a)	5,764	138
Digital River * (a)	5,539	176
Digitas * (a)	11,919	136
Diodes *	1,191	37
Dionex *	3,054	133
Ditech Communications *	4,680	30
Dot Hill Systems *	7,241	38
DoubleClick * (a)	16,910	142
DSP Group *	4,250	101
DTS *	2,800	50
E.piphany *	12,683	44
EarthLink *	20,092	174
Echelon *	4,674	32
eCollege.com *	2,654	32
eFunds *	7,743	139
Electro Scientific Industries *	4,700	84
Electronics for Imaging * (a)	8,407	177
EMCORE *	5,550	23
Emulex * (a)	12,460	228
EndWave *	1,020	49
Entegris * (a)	6,279	62
Entrust *	10,609	51
Epicor Software *	6,928	91
EPIQ Systems *	2,281	37
Equinix *	2,310	100
Euronet Worldwide *	4,299	125
Exar *	6,827	102
Excel Technologies *	1,995	48
Extreme Networks * (a)	17,729	73
FactSet Research Systems	5,020	180
Fairchild Semiconductor International, *	16,420	242
FalconStor Software * (a)	4,403	29
Fargo Electronics *	1,900	38
FARO Technologies *	1,760	48

FEI *	3,586	82
FileNet *	6,139	154
Finisar * (a)	27,604	29
FormFactor *	4,630	122
Forrester Research *	2,275	41
Foundry Networks *	16,690	144
Gartner, Cl A *	10,592	112
Gateway * (a)	36,570	121
Genesis Microchip * (a)	5,352	99
Glenayre Technologies *	10,040	38
Global Imaging Systems *	3,522	112
GlobeTel Communications * (a)	9,570	27
Greenfield Online *	1,530	19
Harmonic *	11,790	57
Helix Technology	4,293	57
Homestore *	18,853	38
HouseValues * (a)	950	17
Hutchinson Technology *	3,789	146
Hypercom *	8,501	55
Identix *	14,484	73
iGATE *	3,474	12
Imation	5,040	195
Infocrossing * (a)	2,620	33
Informatica *	14,078	118
InfoSpace *	5,240	173
infoUSA *	5,310	62
Integral Systems	1,560	35
Integrated Circuit Systems *	9,310	192
Integrated Device Technology *	15,770	170
Integrated Silicon Solution *	5,956	44
InterDigital Communications *	8,020	140
Intergraph *	4,615	159
Intermix Media *	4,020	34
International DisplayWorks *	6,270	50
Internet Capital Group *	6,350	47
Internet Security Systems *	6,329	128
Inter-Tel	3,430	64
Intervideo *	1,430	21
InterVoice *	5,997	52
Interwoven *	6,748	51
Intevac *	2,790	29
Intrado *	2,879	43
iPass *	7,370	45
iPayment *	1,755	64
Itron *	3,493	156
iVillage * (a)	5,890	35
Ixia *	4,415	86
IXYS *	3,134	44
J2 Global Communications *	3,090	106
Jack Henry & Associates	9,460	173
JAMDAT Mobile * (a)	1,360	38
JDA Software *	4,295	49
Jupitermedia *	2,820	48
Kanbay International *	2,970	69
Keane * (a)	8,288	114
Keithley Instruments	2,099	32
KEMET *	12,974	82
Keynote Systems *	2,568	30
Komag * (a)	4,589	130

Kopin *	11,697	60
Kronos *	5,102	206
Kulicke & Soffa *	8,485	67
Landauer	1,092	57
Lattice Semiconductor * (a)	18,883	84
Lawson Software * (a)	9,272	48
Leadis Technology *	1,000	8
LeCroy *	1,380	19
Lexar Media * (a)	11,624	57
Lionbridge Technologies *	7,777	53
Littelfuse *	3,366	94
Lo-Jack *	2,540	45
LTX *	10,164	50
Macrovision *	8,100	183
Magma Design Automation *	4,113	34
Majesco Entertainment Company *	2,430	16
Manhattan Associates *	4,394	84
ManTech International *	2,806	87
MapInfo * (a)	3,370	35
Marchex * (a)	2,970	45
MatrixOne *	8,436	42
Mattson Technology *	6,661	48
Maximus *	3,067	108
Maxtor *	37,980	197
McDATA, Cl A *	19,290	77
Measurement Specialties *	1,780	41
Mentor Graphics * (a)	12,535	128
Methode Electronics, Cl A	5,468	65
Metrologic Instruments *	1,748	22
Micrel * (a)	10,589	122
Micromuse *	12,850	73
Micros Systems * (a)	5,290	237
Microsemi * (a)	9,856	185
MicroStrategy * (a)	2,218	118
Microtune *	8,580	43
Midway Games * (a)	2,669	29
MIPS Technologies, Cl A *	6,840	49
MKS Instruments * (a)	5,409	91
Mobility Electronics *	4,120	38
Monolithic Power Systems *	2,590	23
Motive *	1,780	18
MPS Group *	17,260	163
MRO Software *	3,265	48
MRV Communications *	17,620	38
MTS Systems	2,968	100
Multi-Fineline Electronix *	1,000	18
Mykrolis *	6,881	98
Ness Technologies *	2,270	24
NETGEAR * (a)	4,650	86
NetIQ *	8,188	93
Netlogic Microsystems *	1,570	28
NetRatings *	2,069	28
NetScout Systems *	3,957	26
Newport *	5,989	83
NIC *	5,199	24
Niku *	1,410	29
Novatel Wireless *	4,360	54
OmniVision Technologies * (a)	9,132	124
ON Semiconductor * (a)	20,145	93

Online Resources *	3,170	36
Open Solutions *	2,190	44
Openwave Systems * (a)	10,326	169
Oplink Communications *	17,841	31
Opsware *	9,619	49
OSI Systems *	2,433	38
Packeteer *	5,480	77
Palm *	6,269	187
PAR Technology *	600	19
Parametric Technology *	41,662	266
Park Electrochemical	2,914	73
Paxar *	5,769	102
PDF Solutions *	2,438	32
PEC Solutions * (b)	1,916	30
Pegasus Solutions *	3,614	40
Pegasystems *	1,884	11
Pericom Semiconductor *	3,692	30
Perot Systems, Cl A *	12,482	177
Phase Forward *	1,330	9
Phoenix Technologies *	3,730	29
Photon Dynamics *	2,778	57
Photronics * (a)	5,426	127
Pinnacle Systems *	11,488	63
Pixelworks *	6,756	58
Plantronics (a)	6,780	247
Plexus *	7,184	102
PLX Technology *	3,590	36
PMC-Sierra * (a)	27,050	252
Polycom *	13,660	204
PortalPlayer *	1,670	35
Power Integrations *	4,601	99
Powerwave Technologies * (a)	14,940	153
Presstek *	4,290	49
Progress Software *	4,613	139
QAD *	2,134	16
Quality Systems *	1,118	53
Quantum *	30,074	89
Quest Software * (a)	8,161	111
Radiant Systems *	3,440	39
RadiSys * (a)	3,126	50
Rambus * (a)	14,920	200
RealNetworks * (a)	18,470	92
Redback Networks *	5,206	33
Renaissance Learning	1,273	26
RF Micro Devices *	30,517	166
RightNow Technologies *	1,050	13
Rimage *	1,420	30
Rofin-Sinar Technologies *	2,495	82
Rogers *	2,686	109
RSA Security * (a)	11,376	131
Rudolph Technologies * (a)	2,142	31
S1 *	11,585	55
SAFENET * (a)	3,902	133
Sapient * (a)	12,936	103
ScanSoft *	13,475	51
ScanSource *	1,900	82
SeaChange International *	4,085	29
Secure Computing *	5,936	65
SeeBeyond Technologies *	8,274	35

Semitool *	2,713	26
Semtech *	9,780	163
SERENA Software * (a)	3,806	73
SigmaTel *	5,010	86
Silicon Image *	12,480	128
Silicon Laboratories *	6,410	168
Silicon Storage Technology *	13,684	55
SiRF Technology Holdings *	4,180	74
Skyworks Solutions * (a)	25,238	186
Sohu.com * (a)	3,687	81
Sonic Solutions * (a)	3,120	58
SonicWALL *	8,989	48
Sonus Networks *	37,220	178
Spatialight * (a)	3,920	22
SpectraLink	3,179	33
SPSS *	2,367	45
SS&C Technologies	2,264	72
SSA Global Technologies *	1,370	16
Standard Microsystems *	3,072	72
StarTek	825	14
Stellent *	3,421	26
StorageNetworks * (b) (c)	15,089	—
Stratasys *	1,531	50
Superior Essex *	2,220	39
Supertex *	1,482	26
Supportsoft *	6,057	31
Sycamore Networks *	26,473	91
Sykes Enterprises *	4,179	40
Symmetricom *	7,491	78
Synaptics *	3,782	81
SYNNEX *	1,090	19
Syntel	1,224	20
TALX	2,848	82
TASER International * (a)	9,160	92
Technitrol *	6,074	86
Tekelec *	8,143	137
Telkonet *	5,330	26
Terayon Communications *	11,149	34
Terremark Worldwide *	5,010	35
Tessera Technologies *	6,600	221
ThermoGenesis *	7,450	32
THQ * (a)	6,255	183
TIBCO Software *	32,360	212
TNS *	1,090	25
Transaction Systems Architects, Cl A * (a)	6,211	153
TranSwitch * (a)	15,540	32
Travelzoo *	350	11
Trident Microsystems *	3,130	71
TriQuint Semiconductor *	22,792	76
TTM Technologies *	6,188	47
Tyler Technologies *	6,122	46
Ulticom *	1,730	18
Ultimate Software Group *	2,740	45
Ultratech *	3,535	65
United Online *	8,747	95
Universal Display *	3,471	36
UNOVA * (a)	7,876	210
UTStarcom * (a)	15,020	112
ValueClick *	13,129	162

Varian Semiconductor Equipment Associates * (a)	5,961	221
Vasco Data Security International *	3,590	35
Veeco Instruments *	4,317	70
VeriFone Holdings *	3,730	61
Verint Systems *	1,946	63
Verity *	4,558	40
ViaSat *	3,474	71
Vignette *	4,741	53
Viisage Technology *	5,100	23
Virage Logic *	2,040	21
Vitesse Semiconductor * (a)	36,045	75
Volterra Semiconductor *	1,400	21
WebEx Communications * (a)	5,004	132
webMethods *	7,716	43
Websense *	3,767	181
WebSideStory *	1,350	20
Westell Technologies, Cl A *	8,212	49
Wind River Systems *	11,658	183
Witness Systems *	3,670	67
Wright Express *	6,730	124
X-Rite	3,494	40
Zhone Technologies *	9,049	30
Zoran *	7,126	95
		31,017
Materials - 4.5%
A. Schulman	4,808	86
A.M. Castle & Company *	1,570	24
AK Steel Holdings *	16,465	106
Aleris International *	4,290	97
Alpha Natural Resources *	4,420	106
AMCOL International	3,430	64
American Vanguard (a)	1,660	35
Arch Chemicals	3,886	97
Balchem	1,150	35
Bowater (a)	7,560	245
Brush Engineered Metals *	3,161	45
Buckeye Technologies *	4,819	38
Calgon Carbon	5,659	50
Cambrex	4,355	83
Caraustar Industries *	4,746	50
Carpenter Technology	3,685	191
Century Aluminum * (a)	3,092	63
Chesapeake	3,103	65
Cleveland-Cliffs * (a)	3,508	203
Coeur D’Alene Mines *	35,997	131
Commercial Metals	9,068	216
Compass Minerals International *	2,520	59
Deltic Timber	1,649	63
Eagle Materials (a)	2,753	255
Ferro	6,880	137
Georgia Gulf	4,680	145
Gibraltar Industries	3,609	67
Glatfelter	4,780	59
GrafTech International *	15,970	69
Graphic Packaging *	11,130	41
Great Lakes Chemical	7,565	238
Greif, Cl A	2,140	131
H.B. Fuller	4,532	154
Headwaters *	6,595	227

Hecla Mining * (a)	18,035	82
Hercules * (a)	17,924	254
Kronos Worldwide	530	16
Longview Fibre *	8,526	175
MacDermid	4,504	140
Mercer International *	4,300	31
Metal Management	2,890	56
Metals USA *	3,040	58
Minerals Technologies (a)	3,075	189
Myers Industries	4,008	50
Neenah Paper	1,460	45
NewMarket Group *	2,281	34
NL Industries *	1,319	20
NN	2,815	36
Octel	2,072	37
Olin (a)	10,675	195
OM Group *	4,730	117
Oregon Steel Mills *	5,620	97
Pioneer Companies *	1,700	37
PolyOne *	15,209	101
Potlatch (a)	4,347	227
Quanex (a)	3,757	199
Roanoke Electric Steel	1,670	28
Rock-Tenn, Cl A	4,877	62
Royal Gold (a)	2,766	56
RTI International Metals *	3,535	111
Ryerson Tull (a)	3,822	55
Schnitzer Steel Industries, Cl A	3,220	76
Schweitzer-Mauduit International	2,504	78
Sensient Technologies (a)	7,456	154
Silgan Holdings *	1,828	103
Spartech	4,190	75
Steel Dynamics	5,624	148
Steel Technologies	1,670	28
Stepan	250	6
Stillwater Mining *	6,704	50
Symyx Technologies *	4,616	129
Terra Industries *	11,340	77
Texas Industries	3,479	196
Titanium Metals * (a)	850	48
USEC	12,911	189
W.R. Grace & Company * (a)	10,779	84
Wausau-Mosinee Paper	6,913	83
Wellman	5,327	54
Westlake Chemical	1,980	49
Wheeling-Pittsburgh *	1,460	22
Worthington Industries	8,900	141
Zoltek Companies *	1,610	18
		7,991
Telecommunication Services - 1.3%
Alaska Communications Systems Holdings *	1,660	16
Arbinet-thexchange *	480	3
Broadwing * (a)	9,855	46
Centennial Communications, Cl A *	2,956	41
Cincinnati Bell *	40,171	173
Cogent Communications Group *	790	5
Commonwealth Telephone Enterprises *	3,555	149
CT Communications	3,010	39
Dobson Communications, Cl A * (a)	18,369	78

FairPoint Communications	4,190	68
General Communication * (a)	7,582	75
Golden Telecom (a)	2,715	83
Hungarian Telephone & Cable *	580	10
IDT *	8,720	115
InPhonic *	2,320	36
Iowa Telecommunications Services	3,220	60
Level 3 Communications * (a)	104,140	211
Neon Communications * (b) (c)	34,093	—
North Pittsburgh	2,529	49
Premiere Global Services *	10,501	119
Price Communications *	6,156	106
SBA Communications *	11,047	149
Shenandoah Telecommunications	1,094	43
SureWest Communications	2,126	55
Syniverse Holdings *	1,650	23
Talk America Holdings *	4,451	45
Time Warner Telecom, Cl A *	8,283	49
U.S. Unwired *	21,810	127
UbiquiTel *	11,740	96
USA Mobility *	3,982	117
Valor Communications Group	4,600	63
Wireless Facilities * (a)	7,903	50
		2,299
Utilities - 2.7%
ALLETE	4,300	215
American States Water	2,514	74
Aquila * (a)	36,282	131
Avista	7,275	135
Black Hills (a)	5,328	196
California Water Service	2,842	107
Calpine * (a)	80,890	275
Cascade Natural Gas	1,876	38
Central Vermont Public Service	1,775	33
CH Energy Group	2,512	122
CLECO	7,935	171
Connecticut Water Service	1,323	33
Duquesne Light Holdings	11,730	219
El Paso Electric *	7,946	162
Empire District Electric	3,869	93
EnergySouth	1,129	31
IDACORP (a)	6,327	194
Infrasource Services *	1,440	15
Laclede Group	3,171	101
MGE Energy	3,297	120
Middlesex Water	1,889	37
New Jersey Resources	4,118	199
NICOR (a)	5,330	219
Northwest Natural Gas	4,131	158
NorthWestern	5,340	168
Ormat Technologies	1,210	23
Otter Tail	4,366	119
People’s Energy	5,270	229
Sierra Pacific Resources * (a)	17,637	220
SJW	1,078	51
South Jersey Industries	2,236	137
Southern Union Company Fractional Share (b) (c)	—	—
Southwest Gas	5,645	144
Southwest Water	3,215	38

UIL Holdings	2,202	118
UniSource Energy Holding	5,183	159
WGL Holdings (a)	7,300	246
		4,730
Total Common Stocks
(Cost $144,295)		173,758

	PAR (000)	VALUE (000)+
Short-Term Investments - 1.7%
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill
2.925%, 09/01/05 (d)	$300	299
Total U.S. Treasury Obligation		299

	SHARES
Affiliated Money Market Fund - 1.5%
First American Prime Obligations Fund, Cl Z (e)	2,701,324	2,701
Total Affiliated Money Market Fund		2,701

Total Short-Term Investments
(Cost $3,000)		3,000

Investments Purchased with Proceeds from Securities Lending - 23.0%
(Cost $40,704) (f)		40,704

Total Investments - 122.8%
(Cost $187,999)		217,462
Other Assets and Liabilities, Net - (22.8)%		(40,344)
Total Net Assets - 100.0%		$177,118

  *           Non-income producing security

  +           Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (c).

(a)          This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $38,453,362 at June 30, 2005.

(b)         Securities considered illiquid.  As of June 30, 2005, the value of these investments was $29,698 or 0.0% of total net assets.

(c)          Securities are fair valued. As of June 30, 2005, the fair value of these investments was $0 or 0.0% of total net assets.

(d)         Security has been deposited as initial margin on open futures contracts.  Yield shown is effective yield at date of purchase.

(e)          Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(f)            The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations.  The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (000)

Russell 2000 Index Futures Contracts purchased	9	$2,894	Sept. 05	$66

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Core Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

U.S. Government Agency Mortgage-Backed Securities - 31.6%
Adjustable Rate (a) - 2.7%
FHLMC
4.211%, 05/01/25, #846757	$449	$460
4.070%, 04/01/29, #847190 (b)	3,869	3,973
4.429%, 03/01/30, #847180	5,041	5,192
4.407%, 07/01/30, #847240	5,404	5,503
4.231%, 06/01/31, #846984(b)	2,572	2,612
FNMA Pool
4.376%, 08/01/30, #555843	12,445	12,810
4.799%, 03/01/31, #545359	2,040	2,096
4.431%, 09/01/33, #725553	4,335	4,442
5.290%, 11/01/34, #735054	14,469	14,756
		51,844
Fixed Rate - 28.9%
FHLMC Gold Pool
4.000%, 10/01/10, #M80855	14,483	14,296
4.500%, 03/01/18, #P10023	3,394	3,422
4.500%, 05/01/18, #P10032	7,214	7,268
5.000%, 05/01/18, #E96700	13,346	13,512
6.500%, 01/01/28, #G00876	1,985	2,063
6.500%, 11/01/28, #C00676	3,698	3,836
6.500%, 12/01/28, #C00689	2,598	2,693
6.500%, 04/01/29, #C00742	1,559	1,616
6.500%, 07/01/31, #A17212 (c)	8,191	8,489
6.000%, 11/01/33, #A15521	5,816	5,964
FNMA Pool
7.750%, 06/01/08, #001464	11	11
3.790%, 07/01/13, #386314	25,951	25,041
5.500%, 02/01/14, #440780 (b)	3,931	4,041
7.000%, 02/01/15, #535206	1,049	1,101
7.000%, 08/01/16, #591038 (b)	2,482	2,605
5.500%, 12/01/17, #673010	7,105	7,298
5.000%, 06/01/18, #555545 (b)	9,962	10,086
5.000%, 11/01/18, #750989 (b)	23,537	23,815
4.500%, 01/01/19, #755666	5,409	5,393
5.000%, 11/01/19, #725934 (b)	4,660	4,715
4.500%, 06/01/20, #828929 (b)	6,850	6,822
6.000%, 10/01/22, #254513 (b)	6,780	7,003
5.500%, 10/01/24, #255456	16,162	16,466
5.500%, 01/01/25, #255575	13,714	13,972
5.500%, 02/01/25, #255628 (b)	18,664	19,015
7.000%, 04/01/26, #340798	733	774
7.000%, 05/01/26, #250551	752	795
6.500%, 02/01/29, #252255	3,156	3,271
6.500%, 12/01/31, #254169 (b)	10,242	10,604
7.000%, 07/01/32, #254379 (b)	4,920	5,190
7.000%, 07/01/32, #545813 (b)	2,196	2,316
7.000%, 07/01/32, #545815 (b)	1,419	1,497
6.000%, 09/01/32, #254447 (b)	7,597	7,797
6.000%, 03/01/33, #688330 (b)	10,992	11,282
5.500%, 04/01/33, #694605 (b)	13,316	13,504
6.500%, 05/01/33, #555798	10,520	10,891
5.500%, 06/01/33, #709033 (b)	14,430	14,634
5.500%, 07/01/33, #709446 (b)	15,963	16,189
5.500%, 07/01/33, #728667	6,274	6,363
5.500%, 08/01/33, #733380 (b)	15,104	15,317
6.000%, 11/01/33, #772130	1,131	1,160
6.000%, 11/01/33, #772256 (b)	1,615	1,657
5.500%, 12/01/33, #756202 (b)	10,565	10,711
6.000%, 12/01/33, #756200	6,898	7,074
5.000%, 03/01/34, #725248	5,018	5,027
5.500%, 05/01/34, #357571 (b)	16,972	17,184
6.500%, 06/01/34, #735273 (b)	16,187	16,754
5.500%, 10/01/34, #255411	3,104	3,146
6.000%, 10/01/34, #781776	3,118	3,198
6.500%, 10/01/34, #803797 (b)	10,004	10,355
4.500%, 03/01/35, #819357	14,115	13,805

FNMA TBA (c)
5.000%, 07/01/25	9,210	9,210
5.000%, 07/01/34	92,650	92,621
5.500%, 07/01/34	18,830	19,077
GNMA Pool
3.750%, 08/20/23, #008259 (a)	3	3
7.500%, 11/15/30, #537699 (b)	1,091	1,168
6.000%, 11/15/33, #612374 (b)	12,713	13,112
		556,229

Total U.S. Government Agency Mortgage-Backed Securities (Cost $608,088)		608,073

U.S. Government & Agency Securities - 23.4%
U.S. Agency Debentures - 5.2%
FHLB
4.430%, 04/07/08, Callable 04/07/06 @ 100 (b)	37,210	37,322
FHLMC
3.250%, 11/02/07, Callable 11/02/05 @ 100 (b)	24,540	24,084
4.375%, 03/01/10, Callable 03/01/06 @ 100 (b)	19,000	18,965
FNMA
6.125%, 03/15/12 (b)	9,200	10,281
5.250%, 08/01/12 (b)	9,065	9,472
		100,124
U.S. Treasuries - 18.2%
U.S. Treasury Bonds
8.750%, 08/15/20 (b)	6,300	9,487
6.250%, 08/15/23 (b)	33,500	41,786
2.375%, 01/15/25 (b) (d)	17,593	19,253
5.500%, 08/15/28 (b)	15,000	17,686
5.250%, 11/15/28	14,170	16,207
5.250%, 02/15/29 (b)	35,155	40,263
5.375%, 02/15/31	26,630	31,448
U.S. Treasury Notes
1.875%, 01/31/06	39,825	39,470
3.500%, 05/31/07	12,150	12,114
3.500%, 12/15/09 (b)	15,660	15,518
4.000%, 03/15/10 (b)	28,460	28,776
3.875%, 05/15/10 (b)	7,955	8,004
4.000%, 02/15/14 (b)	10,000	10,070
1.625%, 01/15/15 (b) (d)	38,158	38,009
4.000%, 02/15/15 (b)	2,780	2,792
4.125%, 05/15/15 (b)	18,905	19,186
		350,069

Total U.S. Government & Agency Securities (Cost $436,986)		450,193

Asset-Backed Securities - 17.3%
Automotive - 1.7%
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07	9,300	9,169
Ford Credit Auto Owner Trust
Series 2005-B, Cl A3
4.170%, 01/15/09	9,825	9,854
Nissan Auto Receivables Owner Trust
Series 2003-B, Cl A3
1.510%, 08/15/07	7,852	7,803
Series 2005-B, Cl A2
3.750%, 09/17/07	6,765	6,761
		33,587
Commercial - 6.8%
Bank of America Commercial Mortgage
Series 2004-5, Cl A3
4.561%, 11/10/41	14,830	14,943
Bank of America - First Union NB Commercial Mortgages
Series 2001-3, Cl A1
4.890%, 04/11/37	7,568	7,664
Commercial Mortgage
Series 2004-CNL, Cl A1
3.440%, 09/15/14 (a)	11,740	11,713
Series 2005-LP5, Cl A2
4.630%, 05/10/43	14,180	14,334
Deutsche Mortgage and Asset Recieving
Series 1998-C1, Cl A2
6.538%, 06/15/31	8,533	8,903

Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14	11,480	11,395
GMAC Commercial Mortgage Securities
Series 2004-C2, Cl A1
3.896%, 08/10/38	10,576	10,506
Greenwich Capital Commercial Funding
Series 2003-C1, Cl A2
3.285%, 07/05/35	14,170	13,706
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Cl A2
3.086%, 05/15/27	19,520	18,910
Morgan Stanley Capital Investments
Series 1999-FNV1, Cl A1
6.120%, 03/15/31	4,827	4,923
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	12,400	13,107
		130,104
Credit Card - 4.4%
American Express Credit Account
Series 2004-4, Cl C
3.445%, 03/15/12 (a) (e)	4,500	4,509
Capital One Multi-Asset Execution Trust
Series 2003-A3, Cl A3
3.470%, 05/16/11 (a)	20,840	20,989
Chase Issuance Trust
Series 2005-A3, Cl A
3.240%, 10/17/11 (a)	10,000	10,017
MBNA Credit Card Master Note Trust
Series 2001-A1, Cl A1
5.750%, 10/15/08	9,124	9,273
Series 2003-C6, Cl C6
4.400%, 12/15/10 (a)	4,800	4,895
Series 2005-A1, Cl A1
4.200%, 09/15/10	14,285	14,373
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11 (e)	15,310	15,069
Sears Credit Account Master Trust
Series 2002-4, Cl A
3.350%, 08/18/09 (a)	6,135	6,135
		85,260
Equipment Leases - 1.3%
Caterpillar Financial Asset Trust
Series 2005-A, Cl A2
3.660%, 12/26/07 (f)	10,545	10,525
CNH Equipment Trust
Series 2003-B, Cl A3B
2.470%, 01/15/08	14,633	14,515
		25,040
Home Equity - 1.5%
Amresco Residential Security Mortgage
Series 1997-3, Cl A9
6.960%, 03/25/27	1,282	1,252
Contimortgage Home Equity Loan Trust
Series 1997-3, Cl A8
7.580%, 08/15/28	1,077	1,093
Countrywide Asset - Backed Certificates
Series 2003-BC1, Cl A1
3.714%, 03/25/33 (a) (g)	2,181	2,223
Series 2003-SC1, Cl M2
4.814%, 09/25/23 (a) (g)	5,000	5,022
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24	4,265	4,253
Residential Asset Securities
2004-KS3, Cl A2B2
3.520%, 04/25/34 (a) (g)	10,000	10,019
Saxon Asset Securities Trust
Series 2004-1, Cl A
3.584%, 03/25/35 (a) (g)	4,786	4,800
		28,662
Other - 1.6%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (e) (f) (g)	513	516
Series 2004-2, Cl A
4.210%, 07/25/34 (e) (g)	2,669	2,645

Series 2005-1, Cl A
4.850%, 01/25/35 (e) (g)	6,482	6,486
William Street Funding
Series 2004-4, Cl A
3.812%, 09/23/10 (a) (e) (f)	14,890	14,906
Series 2005-1, Cl A
3.431%, 01/23/11 (a) (e) (f)	5,870	5,870
		30,423

Total Asset-Backed Securities (Cost $334,464)		333,076

Corporate Bonds - 13.0%
Banking - 0.7%
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100
5.506%, 12/31/49 (e) (g)	4,345	4,239
First National Bank of Chicago
8.080%, 01/05/18	1,484	1,793
Mizuho Finance
5.790%, 04/15/14 (b) (e)	6,230	6,602
		12,634
Basic Industry - 0.7%
Celulosa Arauco Constitucion
5.625%, 04/20/15 (e)	3,000	3,064
Falconbridge
7.350%, 06/05/12	5,135	5,740
Weyerhaeuser
6.750%, 03/15/12	5,120	5,611
		14,415
Brokerage - 0.8%
Merrill Lynch, Series B
5.360%, 02/01/07	6,355	6,485
Morgan Stanley
4.750%, 04/01/14	9,825	9,685
		16,170
Capital Goods - 0.2%
Hutchison Whampoa International
7.450%, 11/24/33 (e)	3,900	4,628

Communications - 2.2%
America Movil SA De CV
6.375%, 03/01/35	2,980	2,868
AT&T Broadband
8.375%, 03/15/13	6,165	7,505
British Telecommunications Plc
8.875%, 12/15/30	2,145	3,034
Clear Channel Communications
5.500%, 09/15/14 (b)	6,875	6,513
News America Holdings
7.700%, 10/30/25	4,015	4,883
Sprint Capital
8.375%, 03/15/12 (b)	7,135	8,606
Time Warner Entertainment
8.375%, 07/15/33	4,200	5,600
Verizon Wireless
5.375%, 12/15/06	3,300	3,361
		42,370
Consumer Cyclical - 1.1%
Centex
4.550%, 11/01/10	8,150	8,054
DaimlerChrysler
4.875%, 06/15/10	3,735	3,717
6.500%, 11/15/13 (b)	3,450	3,733
Duty Free International
7.000%, 07/01/05 (f) (h) (i)	2,256	90
Harrah’s
5.625%, 06/01/15 (b) (e)	5,670	5,757
		21,351
Consumer Non Cyclical - 1.0%
Albertson’s
7.500%, 02/15/11	8,500	9,572
Kraft Foods
4.625%, 11/01/06 (b)	9,850	9,915
		19,487
Electric - 1.7%
Duke Capital
5.668%, 08/15/14 (b)	6,265	6,516

Exelon
4.900%, 06/15/15	4,665	4,668
MidAmerican Energy Holdings
5.875%, 10/01/12 (b)	8,845	9,396
TXU Energy
7.000%, 03/15/13 (b)	10,330	11,501
		32,081
Energy - 1.0%
CNOOC Finance
5.500%, 05/21/33 (e)	3,515	3,411
Encana
6.500%, 08/15/34	2,940	3,405
Gazprom International
7.201%, 02/01/20 (e)	5,170	5,545
Nexen
5.875%, 03/10/35	4,140	4,176
Petro-Canada
5.350%, 07/15/33	3,310	3,165
		19,702
Finance Companies - 0.8%
American General
5.875%, 07/14/06	6,105	6,221
Capital One Bank
4.875%, 05/15/08	5,500	5,578
4.250%, 12/01/08	3,955	3,966
		15,765
Foreign Agencies - 0.2%
KFW Bankengruppe
3.250%, 07/16/07	3,860	3,822

Insurance - 0.7%
Axis Capital Holdings
5.750%, 12/01/14	6,710	6,935
Marsh & McLennan
5.375%, 07/15/14	6,690	6,682
		13,617
Natural Gas - 0.3%
Duke Energy Field Services
7.875%, 08/16/10	4,200	4,824

Sovereigns - 1.1%
Pemex Project
9.125%, 10/13/10	5,995	7,032
Pemex Project Funding Master Trust
7.375%, 12/15/14 (b)	2,680	2,988
Russian Federation
5.000%, 03/31/30 (e) (g)	5,140	5,715
United Mexican States
5.875%, 01/15/14	5,465	5,656
		21,391
Transportation - 0.2%
Hertz
7.625%, 06/01/12	3,300	3,260
Northwest Airlines
Series 1997-1, Cl 1C
7.039%, 1/2/06 (f)	55	47
		3,307
Yankee Corporations - 0.3%
Tengizcheveroil Finance
6.124%, 11/15/14 (e)	4,655	4,820

Total Corporate Bonds (Cost $248,358)		250,384

CMO - Private Mortgage-Backed Securities - 12.2%
Adjustable Rate (a) - 5.6%
Granite Mortgages
Series 2003-1, Cl 1C
4.590%, 01/20/43 (f) (g)	7,000	7,217
MLCC Mortgage Investors
Series 2003-G, Cl A3
4.828%, 01/25/29 (f)	10,643	10,896
Series 2003-H, Cl A3A
4.920%, 01/25/29 (f)	3,085	3,147
Series 2004-B, Cl A3
4.670%, 05/25/29	9,019	9,495

Morgan Stanley Mortgage Loan Trust
Series 2004-9, Cl 1A
6.294%, 11/25/34	12,030	12,352
Sequoia Mortgage Trust
Series 2004-4, Cl X1
0.800%, 05/20/34 (a) (j)	231,801	2,480
Series 2004-5, Cl A1
4.670%, 06/20/34 (f)	11,214	11,467
Series 2004-7, Cl A2
4.370%, 08/20/34	9,625	9,741
Structured Mortgage Loan Trust
Series 2004-11, Cl A
5.150%, 08/25/34 (f)	5,587	5,699
Thornburg Mortgage Securities Trust
Series 2005-2, Cl A1
3.546%, 07/25/45	11,620	11,620
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Cl A1
4.840%, 02/25/33	7,348	7,495
Series 2004-N, Cl A3
4.120%, 08/25/34	16,045	15,942
		107,551
Fixed Rate - 6.6%
Bank of America Mortgage Securities
Series 2003-6, Cl 1A30
4.750%, 08/25/33	7,350	7,361
Series 2004-G, Cl 2A3
4.232%, 08/25/34	12,370	12,261
Countrywide Alternative Loan Trust
Series 2004-2CB, Cl 1A1
4.250%, 03/25/34	8,706	8,669
Series 2004-24CB, Cl 1A1
6.000%, 11/25/34	9,494	9,691
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Cl A7
6.500%, 01/25/35	10,989	11,350
Master Alternative Loans Trust
Series 2005-2, Cl 1A3
6.500%, 03/25/35	7,353	7,565
Master Asset Securitization Trust
Series 2003-6, Cl 3A1
5.000%, 07/25/18	11,529	11,534
Residential Asset Mortgage Products
Series 2003-SL1, Cl M1
7.318%, 04/25/31	8,787	9,289
Series 2004-SL4, Cl A3
6.500%, 07/25/32	6,123	6,317
Residential Asset Securitization Trust
Series 2002-A12, Cl 1A1
5.200%, 11/25/32	2,646	2,631
Washington Mutual
Series 2003-S10, Cl A2
5.000%, 10/25/18	12,494	12,557
Series 2004-S3, Cl 3A3
6.000%, 07/25/34	7,000	7,282
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Cl A1
4.750%, 12/25/18	11,120	11,089
Series 2004-EE, Cl B1
3.988%, 01/25/35	8,695	8,610
Westam Mortgage Financial
Series 11, Cl A
6.360%, 08/26/20	112	112
		126,318

Total CMO - Private Mortgage-Backed Securities (Cost $234,319)		233,869

CMO - U.S. Government Agency Mortgage-Backed Securities - 3.5%
Fixed Rate - 3.4%
FHLMC REMIC
Series 6, Cl C
9.050%, 06/15/19	48	50
Series 162, Cl F
7.000%, 05/15/21	200	200
Series 188, Cl H
7.000%, 09/15/21	425	424
Series 1022, Cl J
6.000%, 12/15/20	64	64
Series 1723, Cl PJ
7.000%, 02/15/24	1,734	1,743
Series 1790, Cl A
7.000%, 04/15/22	172	178
Series 1998-M1, Cl A2
6.250%, 01/25/08	3,613	3,730
Series 2763, Cl TA
4.000%, 03/15/11	12,786	12,662
Series 2910, Cl BE
4.500%, 12/15/19	10,702	10,557
Series 2981, Cl BC
4.500%, 05/15/20	5,000	4,928
Series T-060, Cl 1A4B
5.343%, 03/25/44	11,410	11,492
FNMA REMIC
Series 1988-24, Cl G
7.000%, 10/25/18	107	111
Series 1989-44, Cl H
9.000%, 07/25/19	89	96
Series 1989-90, Cl E
8.700%, 12/25/19	16	17
Series 1990-30, Cl E
6.500%, 03/25/20	57	59
Series 1990-61, Cl H
7.000%, 06/25/20	60	63
Series 1990-72, Cl B
9.000%, 07/25/20	50	54
Series 1990-102, Cl J
6.500%, 08/25/20	64	66
Series 1990-105, Cl J
6.500%, 09/25/20	666	689
Series 1991-56, Cl M
6.750%, 06/25/21	262	272
Series 1992-120, Cl C
6.500%, 07/25/22	99	102
Series 2005-44, Cl PC
5.000%, 11/25/27	18,520	18,676
		66,233
Z-Bonds (k) - 0.1%
FHLMC REMIC
Series 1118, Cl Z
8.250%, 07/15/21	99	99
FNMA REMIC
Series 1991-134, Cl Z
7.000%, 10/25/21	451	470
Series 1996-35, Cl Z
7.000%, 07/25/26	2,044	2,104
		2,673

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $69,214)		68,906

Commercial Paper - 1.6%
Chesham Finance
3.200%, 07/14/05	15,000	14,982
Thames Asset Global
3.150%, 07/14/05	15,000	14,983

Total Commercial Paper (Cost $29,965)		29,965

Treasury Obligations - 0.0%
U.S. Treasury Bill
2.783%, 08/04/05 (l)	210	210

Total Treasury Obligations (Cost $209)		210

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 0.2%
First American Prime Obligations Fund, Cl Z (m)	4,616,692	4,617

Total Affiliated Money Market Fund (Cost $4,617)		4,617

Investments Purchased with Proceeds from Securities Lending (n) - 37.1% (Cost $715,325)		715,325

Total Investments - 139.9% (Cost $2,681,545)		2,694,618
Other Assets and Liabilities, Net - (39.9)%		(769,020)
Total Net Assets - 100.0%		$1,925,598

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (h).

(a)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005. The date shown is the next reset date.
(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $700,919,361 at June 30, 2005.
(c)	Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $129,397,321 or 6.7% of total net assets.
(d)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of these investments was $93,780,644 or 4.9% of total net assets.

(f)	Securities considered illiquid. As of June 30, 2005, the value of these investments was $70,378,816 or 3.7% of total net assets.
(g)	Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.
(h)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $90,227, or 0% of total net assets.
(i)	Security currently in default.
(j)

Interest only- Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of June 30, 2005.

(k)

Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(l)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(m)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(n)

The fund may loan securities in return for collateral in the form of cash, U.S. Government Securities, or other high grade debt obligations. The cash collateral is invested in various short term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIMC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (000)

U.S. Treasury 2 year Futures	87	$18,069	Sept. 05	$11
U.S. Treasury 10 year Futures	40	4,539	Sept. 05	38
				$49

Credit Default Swap Agreements outstanding at June 30, 2005

						Unrealized
					Notional	Appreciation
	Reference	Buy/Sell	Pay/Receive	Expiration	Amount	(Depreciation)
Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

Citigroup	Dow Jones CDX
	IG Hvol4 Index	Sell	0.90%	6/20/10	$44,000	$177
Deutsche Bank	Dow Jones CDX
	IG Hvol4 Index	Sell	0.90%	6/20/10	2,000	(8)
JP Morgan	Dow Jones CDX
	IG Hvol4 Index	Sell	0.90%	6/20/10	29,000	133

						$302

Schedule of INVESTMENTS June 30, 2005 (unaudited)

High Income Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

High Yield Corporate Bonds - 89.0%
Banking - 0.2%
Chevy Chase Bank, Callable 12/01/08 @ 103.44
6.875%, 12/01/13 (a)	$500	$522

Basic Industry - 10.1%
Abitibi-Consolidated
8.550%, 08/01/10 (b) (c)	2,750	2,860
Allegheny Technologies
8.375%, 12/15/11	1,550	1,612
Chaparral Steel, Callable 07/15/09 @ 105
10.000%, 07/15/13 (d)	1,000	1,004
Equistar Chemicals, Callable 05/01/07 @ 105.31
10.625%, 05/01/11	1,000	1,110
Freeport-McMorran Copper & Gold
5.500%, 01/01/50	1	462
Geon
7.500%, 12/15/15 (a)	1,000	920
Georgia-Pacific
8.875%, 05/15/31	1,800	2,232
Gerdau Ameristeel, Callable 07/15/07 @ 105.38
10.375%, 07/15/11 (b)	1,000	1,090
Huntsman ICI Chemicals, Callable 07/15/08 @ 105
11.500%, 07/15/12	1,320	1,534
IMC Global, Series B
10.875%, 06/01/08	1,000	1,124
International Wire Group, Callable 10/15/07 @ 105.38
10.000%, 10/15/11	546	542
Invista, Callable 05/01/08 @ 104.63
9.250%, 05/01/12 (b) (d)	1,000	1,094
James River Coal, Callable 06/01/09 @ 104.69
9.375%, 06/01/12 (c)	1,000	1,025
Mercer International, Callable 02/15/09 @ 104.63
9.250%, 02/15/13 (b)	1,000	795
Neenah Paper, Callable 11/15/09 @ 103.69
7.375%, 11/15/14 (d)	1,000	970
Newark Group, Callable 03/15/09 @104.88
9.750%, 03/15/14	800	742
Norske Skog Canada, Series D, Callable 06/15/06 @ 104.31
8.625%, 06/15/11 (b)	700	721
OM Group, Callable 12/15/06 @ 104.63
9.250%, 12/15/11	1,000	1,005
Resolution Performance, Callable 11/15/05 @ 106.75
13.500%, 11/15/10	1,000	1,077
Stone Container, Callable 07/01/07 @ 104.19
8.375%, 07/01/12 (c)	1,000	1,010
Tembec Industries
8.500%, 02/01/11 (b)	1,070	821
Witco
6.875%, 02/01/26	1,500	1,481
		25,231
Brokerage - 0.8%
E*Trade Financial, Callable 06/15/08 @ 104
8.000%, 06/15/11	750	791
Lazard
7.125%, 05/15/15 (d)	1,250	1,270
		2,061
Capital Goods - 7.5%
Allied Waste North America,
Callable 04/15/08 @ 103.94
7.875%, 04/15/13	1,000	1,017
Callable 02/15/09 @ 103.06
6.125%, 02/15/14 (c)	1,000	922
Callable 03/15/10 @ 103.63
7.250%, 03/15/15 (d)	1,000	962
Bombardier
6.750%, 05/01/12 (b) (c) (d)	1,000	945
Case New Holland, Callable 08/01/07 @ 104.63
9.250%, 08/01/11 (d)	2,000	2,115
Compression Polymers, Callable 07/01/09 @ 105.25
10.500%, 07/01/13 (a) (d)	750	763
Crown Cork & Seal
7.375%, 12/15/26	1,000	900
Crown European Holdings, Callable 03/01/07 @ 104.75
9.500%, 03/01/11 (b)	1,000	1,107
Graham Packaging, Callable 10/15/09 @ 104.94
9.875%, 10/15/14 (c) (d)	1,500	1,500
Greif Brothers, Callable 08/01/07 @ 104.44
8.875%, 08/01/12	700	752

L-3 Communications, Callable 01/15/10 @ 102.94
5.875%, 01/15/15	1,000	972
Nortek, Callable 09/01/09 @ 104.25
8.500%, 09/01/14	500	462
Owens-Brockway Glass Container, Callable 02/15/06 @ 104.44
8.875%, 02/15/09	1,000	1,067
Owens-Illinois
8.100%, 05/15/07	1,000	1,040
Sequa
9.000%, 08/01/09	1,000	1,100
Terex, Callable 01/15/09 @ 103.69
7.375%, 01/15/14	500	521
Texas Industries, Callable 06/15/07 @ 105.13
10.250%, 06/15/11 (a)	800	927
United Rentals of North America,
Callable 02/15/08 @ 103.25
6.500%, 02/15/12	1,000	984
Callable 02/15/09 @ 103.50
7.000%, 02/15/14 (c)	750	716
		18,772
Communications - 17.3%
Alamosa Delaware, Callable 07/31/07 @ 105.50
11.000%, 07/31/10	650	731
American Tower, Callable until 01/31/06 @ 104.69
9.375%, 02/01/09	42	44
AT&T
9.050%, 11/15/11 (e)	947	1,090
9.750%, 11/15/31 (e)	1,000	1,294
CCO Holdings, Callable 12/15/06 @ 102
7.535%, 12/15/10 (d) (f)	1,000	970
Centennial Communications, Callable 06/15/08 @ 105.06
10.125%, 06/15/13	500	564
Charter Communications Holdings
8.000%, 04/30/12 (d)	2,000	2,000
Callable 09/15/08 @ 105.12
10.250%, 09/15/10	1,000	1,012
Citizens Communications
9.250%, 05/15/11	1,000	1,115
CSC Holdings
7.875%, 02/15/18	500	490
Series B
7.625%, 04/01/11	1,000	995
Dex Media, Callable 11/15/08 @ 104.50
0.000%, 11/15/13 (g)	1,000	805
Dex Media East, Callable 11/15/07 @ 106.06
12.125%, 11/15/12	324	388
Dex Media West, Callable 08/15/08 @ 104.94
9.875%, 08/15/13	500	572
DirecTV Holdings, Callable 03/15/08 @ 104.19
8.375%, 03/15/13	298	329
Dobson Cellular Systems, Callable 11/01/08 @ 104.94
9.875%, 11/01/12 (d)	1,000	1,052
Echostar
6.625%, 10/01/14 (d)	2,000	1,975
Horizon PCS, Callable 07/15/08 @ 105.69
11.375%, 07/15/12 (d)	900	1,003
Houghton Mifflin,
Callable 02/01/08 @ 104.94
9.875%, 02/01/13 (c)	1,000	1,075
Callable 10/15/08 @ 105.75
0.000%, 10/15/13 (c) (g)	1,000	727
Insight Midwest, Callable 11/01/05 @ 105.25
10.500%, 11/01/10 (d)	500	532
Intelsat Bermuda, Callable until 7/4/06 @102.00
7.805%, 01/15/12 (d)	1,000	1,017
Callable 01/15/10 @ 104.31
8.625%, 01/15/15 (b) (c) (d)	1,000	1,052
Liberty Media, Callable until 02/15/30 @ 100
3.750%, 02/15/30 (d) (h)	1,000	590
MCI,
Callable until 4/30/06 @ 102.45
5.908%, 05/01/07 (g)	1,000	1,012
Callable 05/01/09 @ 103.37
8.735%, 05/01/14 (g)	1,500	1,682
Nextel Communications,
Callable 08/01/08 @ 103.69
7.375%, 08/01/15	500	540
Callable 03/15/09 @ 102.98
5.950%, 03/15/14 (c)	2,500	2,597
Nextel Partners, Callable 07/01/07 @ 104.06
8.125%, 07/01/11	1,000	1,087
Panamsat, Callable 08/15/09 @ 104.50
9.000%, 08/15/14	649	707

Primedia, Callable 05/15/06 @ 104.44
8.875%, 05/15/11	800	840
Qwest
9.125%, 03/15/12 (d)	2,000	2,170
Quest, Callable until 06/14/06 @ 102.35
7.500%, 06/15/23	1,000	920
Qwest Services, Callable 12/15/06 @ 106.75
13.500%, 12/15/10 (d)	2,000	2,310
R. H. Donnelley Finance, Callable 12/15/07 @ 105.44
10.875%, 12/15/12 (d)	1,000	1,165
Rogers Cable
6.250%, 06/15/13 (b)	1,000	997
Rogers Wireless
6.375%, 03/01/14 (b)	1,000	1,015
7.500%, 03/15/15 (b)	1,000	1,085
Shaw Communications
8.250%, 04/11/10 (b)	1,000	1,115
Sinclair Broadcast Group, Callable 03/15/07 @ 104
8.000%, 03/15/12	1,000	1,025
Time Warner Telecommunications Holdings, Callable 02/15/09 @ 104.62
9.250%, 02/15/14 (c)	1,000	970
Triton PCS, Callable 02/01/06 @ 104.69
9.375%, 02/01/11	1,000	715
		43,374
Consumer Cyclical - 16.4%
AMC Entertainment, Callable 03/01/09 @ 104
8.000%, 03/01/14 (c)	1,000	885
Arvinmeritor
8.750%, 03/01/12 (c)	500	522
Asbury Automotive Group, Callable 06/15/07 @ 104.50
9.000%, 06/15/12	1,000	1,022
Beazer Homes USA, Callable 04/15/07 @ 104.19
8.375%, 04/15/12	1,000	1,070
Buffets, Callable 07/15/06 @ 105.63
11.250%, 07/15/10	500	500
D. R. Horton
5.000%, 01/15/09	500	500
Dominos, Series B, Callable 07/01/07 @ 104.13
8.250%, 07/01/11	547	588
Dura Operating, Series B, Callable 04/15/07 @ 104.31
8.625%, 04/15/12 (c)	1,000	905
Felcor Lodging (REIT)
8.500%, 06/01/11	500	545
General Motors Acceptance
5.625%, 05/15/09 (c)	2,000	1,861
6.750%, 12/01/14	3,000	2,693
8.000%, 11/01/31	1,000	900
Glenoit, Callable 08/15/05 @ 100
11.000%, 04/15/07 (a) (i) (j)	100	—
Goodyear Tire & Rubber
7.857%, 08/15/11 (c)	1,000	970
Host Marriott, Callable 11/01/08 @ 103.56 (REIT)
7.125%, 11/01/13 (c)	1,000	1,040
IMAX, Callable 12/01/07 @ 104.81
9.625%, 12/01/10 (b)	1,000	1,051
Inn of the Mountain Gods Resort, Callable 11/15/07 @ 106
12.000%, 11/15/10 (c)	1,000	1,142
Isle of Capri Casinos, Callable 03/01/09 @ 103.50
7.000%, 03/01/14	1,000	1,005
J.C. Penney
7.950%, 04/01/17	1,000	1,150
Jean Coutu Group, Callable 08/01/09 @ 104.25
8.500%, 08/01/14 (b) (c)	1,000	982
KB Home
5.750%, 02/01/14 (c)	1,000	987
Landrys Restaurants, Callable 12/15/09 @ 103.75
7.500%, 12/15/14 (d)	1,000	970
Levi Strauss & Co., Callable 01/15/10 @ 104.88
9.750%, 01/15/15	1,000	993
M/I Homes
6.875%, 04/01/12 (d)	1,000	980
Meristar Hospitality
9.125%, 01/15/11	1,000	1,040
MGM Mirage
8.375%, 02/01/11 (c)	2,000	2,175
Mohegan Tribal Gaming, Callable 02/15/10 @ 103.44
6.875%, 02/15/15 (d)	250	256
Movie Gallery, Callable 05/01/08 @ 105.50
11.000%, 05/01/12 (d)	500	525
Oxford Industries, Callable 06/01/07 @ 104.44
8.875%, 06/01/11	500	535
Park Place Entertainment
8.875%, 09/15/08	1,000	1,105
7.875%, 03/15/10	1,000	1,108

Penn National Gaming, Callable 03/15/06 @ 104.44
8.875%, 03/15/10	1,000	1,073
Royal Caribbean Cruises
8.000%, 05/15/10 (b)	1,000	1,110
Russell, Callable 05/01/06 @ 104.63
9.250%, 05/01/10	500	529
Saks
7.500%, 12/01/10	500	500
Service Corporation International
7.700%, 04/15/09	1,000	1,073
Six Flags, Callable 04/15/08 @ 104.88
9.750%, 04/15/13 (c)	1,000	940
Tenneco Automotive, Callable 11/15/09 @ 104.31
8.625%, 11/15/14 (c) (d)	1,000	1,005
Toys R Us
7.375%, 10/15/18	1,000	805
Visteon
7.000%, 03/10/14	500	414
Warnaco, Callable 06/15/08 @ 104.44
8.875%, 06/15/13	500	548
Warner Music Group
7.375%, 04/15/14	1,000	1,013
WCI Communities, Callable 05/01/07 @ 104.56
9.125%, 05/01/12	1,000	1,048
Wynn Las Vegas, Callable 12/01/09 @ 103.31
6.625%, 12/01/14 (d)	1,000	970
		41,033
Consumer NonCyclical - 7.6%
Del Monte, Callable 12/15/07 @ 104.31
8.625%, 12/15/12	1,000	1,100
Delhaize America
9.000%, 04/15/31 (c)	1,000	1,252
Dole Foods, Callable 03/15/07 @ 104.44
8.875%, 03/15/11	356	380
Fisher Scientific International, Callable 08/15/09 @ 103.38
6.750%, 08/15/14 (d)	500	524
HCA
5.750%, 03/15/14	1,000	994
HCA Columbia Healthcare
8.750%, 09/01/10	2,000	2,278
Healthsouth
7.625%, 06/01/12	1,000	973
Iasis Healthcare Capital, Callable 06/15/09 @ 104.38
8.750%, 06/15/14	1,000	1,085
R.J. Reynolds Tobacco
6.500%, 07/15/10 (d)	1,000	1,000
Rayovac, Callable 02/01/10 @ 103.69
7.375%, 02/01/15 (d)	1,000	968
Revlon Consumer Products, Callable 04/01/08 @ 104.75
9.500%, 04/01/11 (d)	1,000	950
Roundy’s, Callable 06/15/07 @ 104.44
8.875%, 06/15/12	1,000	1,035
Sealy Mattress, Callable 06/15/09 @ 104.13
8.250%, 06/15/14	750	756
Stater Brothers Holdings, Callable 06/15/08 @ 104.06
8.125%, 06/15/12	1,000	978
Swift & Co., Callable 10/01/06 @ 106.25
12.500%, 01/01/10	750	837
Tenet Healthcare
6.500%, 06/01/12 (c)	1,000	953
9.250%, 02/01/15 (d)	1,000	1,040
Triad Hospitals, Callable 11/15/08 @ 103.50
7.000%, 11/15/13	1,000	1,030
U.S. Oncology, Callable 08/15/08 @ 104.50
9.000%, 08/15/12 (d)	750	803
		18,936
Electric - 9.4%
AES
9.375%, 09/15/10 (c)	1,000	1,130
AES Red Oak, Series B
9.200%, 11/30/29	1,000	1,132
Allegheny Energy Supply
8.250%, 04/15/12 (c) (d) (e)	1,500	1,669
Aventine Renewable Energy, Callable 12/15/06 @ 103
9.410%, 12/15/11 (c) (d) (f)	500	480
Calpine,
Callable 07/15/07 @ 104.25
8.500%, 07/15/10 (c) (d)	1,000	770
Callable 04/01/08 @ 103.5
8.861%, 04/01/10 (f)	2,000	1,960
Callable 10/01/09 @ 104.81
9.625%, 09/30/14 (a) (c) (d)	1,000	1,000
CMS Energy
8.500%, 04/15/11 (c)	1,185	1,321

DPL Capital Trust II
8.125%, 09/01/31 (c)	1,000	1,148
Dynegy-Roseton Danskamme, Series B
7.670%, 11/08/16	2,000	1,920
Empresa Nacional de Electricidad
8.350%, 08/01/13 (b)	1,000	1,163
Mission Energy Holdings
13.500%, 07/15/08	1,750	2,078
Reliant Energy, Callable 12/15/09 @ 103.38
6.750%, 12/15/14	1,500	1,470
Sierra Pacific Resources, Callable 03/15/09 @ 104.31
8.625%, 03/15/14	1,500	1,656
Teco Energy
7.200%, 05/01/11	1,000	1,081
TXU Corporation
5.550%, 11/15/14 (c) (d)	2,500	2,401
Utilicorp Canada Finance
7.750%, 06/15/11 (b)	1,000	1,030
		23,409
Energy - 4.5%
Bluewater Finance, Callable 02/15/07 @ 105.13
10.250%, 02/15/12 (b)	1,000	1,073
Chesapeake Energy, Callable 08/15/09 @ 103.50
7.000%, 08/15/14	1,000	1,060
EXCO Resources, Callable 01/15/07 @ 105.44
7.250%, 01/15/11	1,000	990
J. Ray McDermott, Callable 12/15/08 @ 105.50
11.000%, 12/15/13 (b) (d)	1,000	1,120
Lone Star Technologies, Callable 06/01/06 @ 104.50
9.000%, 06/01/11	1,000	1,055
North American Energy Partners, Callable 12/01/07 @104.38
8.750%, 12/01/11	500	425
Ocean Rig Norway, Callable 7/1/09 @ 104.19
8.375%, 07/01/13 (c) (d)	500	508
Parker Drilling, Series B, Callable until 11/14/05 @ 105.06
10.125%, 11/15/09 (c)	287	302
Petrobras International Financie
7.750%, 09/15/14 (b)	1,500	1,571
Petroleum Geo-Services, Callable 11/05/07 @ 105.00
10.000%, 11/05/10 (a) (b)	1,000	1,123
Range Resources, Callable 07/15/08 @ 103.69
7.375%, 07/15/13 (a)	1,000	1,065
United Refining, Callable 08/15/08 @ 105.25
10.500%, 08/15/12	1,000	1,028
		11,320
Finance - 0.1%
Finova Group
7.500%, 11/15/09	610	271

Industrial Other - 0.3%
Amsted Industries, Callable 10/15/07 @ 105.13
10.250%, 10/15/11 (d)	800	856
Diamond Brands Operating, Callable until 04/14/06 @ 101.69
10.125%, 04/15/08 (a) (i) (j)	50	—
		856
Insurance - 1.2%
Fairfax Financial Holdings
7.750%, 04/26/12 (b)	1,000	950
First American Capital Trust I
8.500%, 04/15/12	750	841
Ohio Casualty
7.300%, 06/15/14	1,000	1,106
		2,897
Miscellaneous - 4.7%
Dow Jones
6.375%, 12/29/09 (c) (d)	5,000	5,075
Series 4-T3
8.000%, 06/29/10 (c) (d)	4,500	4,565
Series 4-T1
8.250%, 06/29/10 (c) (d)	2,000	2,007
		11,647

Natural Gas - 3.7%
El Paso
6.375%, 02/01/09	1,000	983
El Paso Natural Gas, Callable 08/01/07 @ 103.81
7.625%, 08/01/10	1,400	1,477
Enterprise Products
5.600%, 10/15/14	1,000	1,030
Sonat
6.750%, 10/01/07	1,000	1,004
Suburban Propane Partners, Callable 12/15/08 @ 103.44
6.875%, 12/15/13 (d)	1,000	950
Tennessee Gas Pipeline
7.500%, 04/01/17 (c)	1,500	1,635

Williams
7.750%, 06/15/31 (c)	2,000	2,205
		9,284
Sovereigns - 2.2%
Federal Republic of Brazil
10.250%, 06/17/13 (b)	350	408
Government of Jamaica
10.625%, 06/20/17 (b) (c)	1,000	1,098
Republic of Panama
7.250%, 03/15/15 (b)	500	543
Republic of Phillipines
9.875%, 01/15/19 (b) (c)	600	650
Republic of Turkey
9.000%, 06/30/11 (b)	500	567
7.375%, 02/05/25 (b) (c)	1,400	1,377
Republic of Venezuela
8.500%, 10/08/14 (b)	850	882
		5,525
Technology - 3.1%
Avnet
9.750%, 02/15/08	1,000	1,114
Freescale Semiconductor, Callable 07/15/08 @ 103.44
6.875%, 07/15/11 (c)	1,000	1,063
Hynix Semiconductor, Callable 07/01/09 @ 105.25
9.875%, 07/01/12 (d)	500	500
Iron Mountain, Callable 04/01/06 @ 104.31
8.625%, 04/01/13	500	518
Lucent Technologies
5.500%, 11/15/08 (c)	1,000	998
Nortel Networks
6.125%, 02/15/06 (b)	1,000	1,006
Sanmina-Sci, Callable 03/01/09 @ 103.38
6.750%, 03/01/13 (c) (d)	1,000	955
Xerox
9.750%, 01/15/09	500	569
7.200%, 04/01/16	1,000	1,088
		7,811
Transportation - 1.5%
Air Jamaica
9.375%, 07/08/15 (a) (d)	500	505
Continental Airlines, Series 2001-1, Cl B
7.033%, 12/15/12 (a)	668	561
Delta Air Lines
7.900%, 12/15/09	1,000	358
Series 2000-1, Cl B
7.920%, 11/18/10 (a)	1,000	540
Laidlaw International, Callable 06/15/07 @ 105.38
10.750%, 06/15/11	750	879
Northwest Airlines
7.875%, 03/15/08 (c)	1,000	435
Progress Rail Services, Callable 04/01/08 @ 107.75
7.750%, 04/01/12 (d)	500	508
		3,786

Total High Yield Corporate Bonds (Cost $223,195)		222,544

Corporate Bonds - 3.5%
Basic Industry - 0.8%
Glencore Funding
6.000%, 04/15/14 (d)	1,000	945
Vale Overseas
8.250%, 01/17/34	1,000	1,094
		2,039
Consumer Cyclical - 1.2%
Ford Motor
7.450%, 07/16/31 (c)	1,000	830
Ford Motor Credit
5.800%, 01/12/09 (c)	1,000	959
7.000%, 10/01/13 (c)	1,000	968
		2,757
Sovereigns - 0.6%
Russian Federation
5.000%, 03/31/30 (d) (g)	1,400	1,557

Transportation - 0.4%
American Airlines, Series 1999-1, Cl A2
7.024%, 04/15/11 (a)	1,000	1,033

Yankee Corporations - 0.5%
Tengizcheveroil Finance
6.124%, 11/15/14 (d)	1,250	1,294

Total Corporate Bonds (Cost $7,363)		8,680

CMO - Private Mortgage-Backed
Security - 2.8%
Fixed Rate - 2.8%
GMAC Commercial Mortgage Securities
Series 2003-C3, Cl A2
4.223%, 04/10/40	7,000	6,999
Total CMO - Private
Mortgage-Backed Security (Cost $7,037)		6,999

	SHARES	VALUE (000)+

Preferred Stocks - 0.6%
United States - 0.6%
Alamosa Holdings, Series B, Callable 11/10/06 @ 312.50	1,000	1,032
iStar Financial, Series G, Callable 12/19/08 @ 25 (REIT)	20,000	510
Nebco Evans Holdings (PIK) (a) (j) (k)	300	—
Pegasus Communications Fractional Shares (a) (j) (k)	15,109	—

Total Preferred Stocks (Cost $831)		1,542

Common Stocks - 0.1%
Bermuda - 0.0%
Viatel Holdings (a) (j) (k)	338	—

Canada - 0.0%
Manitoba Telecom Services	40	1

United States - 0.1%
NII Holdings, Cl B (k)	1,869	120

Total Common Stocks (Cost $148)		121

	PAR (000)	VALUE (000)+
Asset-Backed Security - 0.0%
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Cl A1
6.040%, 11/01/29 (a)	$13	13

Total Asset-Backed Security (Cost $13)		13

U.S. Government Agency Mortgage-Backed
Security - 0.0%
Fixed Rate - 0.0%
FNMA Pool
6.695%, 08/01/05, #109031	35	35

Total U.S. Government Agency
Mortgage-Backed Security (Cost $35)		35

Treasury Obligation - 0.0%
U.S. Treasury Bill
2.820%, 08/04/05 (l)	40	40

Total Treasury Obligation (Cost $40)		40

	SHARES	VALUE (000)+

Warrant - -0.0%
Sterling Chemical Holdings, Expires 08/15/08 (a) (d) (j) (k)	100	—

Total Warrant (Cost $3)		—

Affiliated Money Market Fund - 1.4%
First American Prime Obligations Fund, Cl Z (m)	3,597,382	3,597

Total Affiliated Money Market Fund (Cost $3,597)		3,597

Investments Purchased with Proceeds from
Securities Lending - 22.9% (Cost $57,269) (n)	57,269

Total Investments - 121.9% (Cost $299,531)	305,031
Other Assets and Liabilities, Net - (21.9)%	(54,821)
Total Net Assets - 100.0%	$250,210

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (j).

(a)	Securities considered illiquid. As of June 30, 2005, the value of these investments was $8,971,504 or 3.6% of total net assets.
(b)	Represents a foreign high yield (non-investment grade) bond. On June 30, 2005, the value of these investments was $32,401,675, which represents 12.9% of total net assets.
(c)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $55,778,372 at June 30, 2005.
(d)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of these investments was $64,114,174 or 25.6% of total net assets.

(e)

Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor’s and Moody’s Investor Service. The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(f)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.
(g)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.
(h)	Security is convertible into shares of Sprint PCS common stock.
(i)	Security currently in default.
(j)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $0 or 0.0% of total net assets.
(k)	Non-income producing security.
(l)	Security has been deposited as intial margin on open futures contracts. Yield shown is effective yield at date of purchase.
(m)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(n)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

FNMA - Federal National Mortgage Association

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)

U.S. Treasury 5 year Futures	(62)	$(6,751)	Sept. 05	$(2)
U.S. Treasury 10 year Futures	(67)	(7,602)	Sept. 05	(18)
U.S. Treasury Long Bond Futures	56	6,650	Sept. 05	136
				$116

Credit Default Swap Agreements outstanding as June 30, 2005

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount (000)	(Depreciation) (000)

	Dow Jones
	CDX NA HY4
Citigroup	Index	Sell	3.60%	6/20/10	$4,950	$23
	Dow Jones
	CDX NA HY4
J.P. Morgan	Index	Sell	3.60%	6/20/10	1,980	(1)
						$22

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Inflation Protected Securities Fund

DESCRIPTION	PAR (000)	VALUE (000)+

U.S. Government & Agency Securities - 92.2%
U.S. Agency Debentures - 1.5%
BECCS, Callable 05/15/06 @ 100
0.000%, 05/15/11 (a)	$1,000	$970
FHLMC
5.250%, 11/05/12, Callable 11/05/07 @ 100 (b)	500	507
FNMA
4.200%, 03/24/08, Callable 03/24/06 @ 100 (b)	2,250	2,250
		3,727
U.S. Treasuries (c) - 90.7%
U.S. Treasury Bonds
2.375%, 01/15/25	21,520	23,551
3.625%, 04/15/28 (b)	19,968	26,835
3.875%, 04/15/29	16,007	22,499
U.S. Treasury Notes
3.375%, 01/15/07	16,025	16,534
3.625%, 01/15/08	18,486	19,557
3.875%, 01/15/09 (b)	15,541	16,903
4.250%, 01/15/10 (b)	11,506	12,950
0.875%, 04/15/10 (b)	13,864	13,520
3.500%, 01/15/11 (b)	6,511	7,218
3.000%, 07/15/12 (b)	9,198	10,097
1.875%, 07/15/13 (b)	5,561	5,679
2.000%, 01/15/14 (b)	7,371	7,591
2.000%, 07/15/14	17,882	18,421
1.625%, 01/15/15	24,581	24,485
		225,840

Total U.S. Government & Agency Securities (Cost $228,637)		229,567

Corporate Bonds - 2.6%
Miscellaneous - 2.0%
Dow Jones, Series 3-1
8.250%, 06/29/10 (b) (d)	4,990	5,009

Sovereigns - 0.6%
Republic of Philippines
8.250%, 01/15/14	500	505
Republic of Turkey
9.000%, 06/30/11	500	567
Republic of Venezuela
8.500%, 10/08/14	300	311
		1,383

Total Corporate Bonds (Cost $6,250)		6,392

Asset-Backed Securities - 1.8%
Commercial - 1.4%
Deutsche Mortgage and Asset Recieving
Series 1998-C1, Cl A2
6.538%, 06/15/31	419	438
Greenwich Capital Commercial Funding, Series 2005-GG3, Cl A2
4.305%, 08/10/42	2,000	1,999
GS Mortgage Securities II
Series 2003-C1, Cl A2A
3.590%, 01/10/40	500	492
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	500	529
		3,458

Other - 0.4%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (a) (d) (e)	124	125
Series 2005-1, Cl A
4.850%, 01/25/35 (a) (d)	801	802
		927

Total Asset-Backed Securities (Cost $4,401)		4,385

CMO - Private Mortgage-Backed Security - 0.8%
Fixed Rate - 0.8%
GMAC Commercial Mortgage Securities
Series 2003-C3 Cl A2
4.223%, 04/10/40	2,000	2,000

Total CMO - Private Mortgage-Backed Security (Cost $2,014)		2,000

CMO - U.S. Government Agency Mortgage-Backed Securities - 0.5%
Fixed Rate - 0.5%
FHLMC Gold Pool
4.000%, 10/01/10, #M80855	930	918
FHLMC REMIC
Series 2763, Cl TA
4.000%, 03/15/11	446	441

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $1,377)		1,359

Treasury Obligation - 0.0%
U.S. Treasury Bill
2.820%, 08/04/05 (f)	30	$30

Total Treasury Obligation (Cost $30)		30

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 0.9%
First American Prime Obligations Fund, Cl Z (g)	2,246,243	2,246

Total Affiliated Money Market Fund (Cost $2,246)		2,246

Investments Purchased with Proceeds from Securities Lending (h) - 40.4% (Cost $100,700)		100,700

Total Investments - 139.2% (Cost $345,655)		346,679
Other Assets and Liabilities, Net - (39.2)%		(97,595)
Total Net Assets - 100.0%		$249,084

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $98,560,299 at June 30, 2005.

(c)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the funds’ board of directors. As of June 30, 2005, the value of these investments was $5,935,231 or 2.4% of total net assets.

(e)	Security considered illiquid. As of June 30, 2005, the value of these investments was $124,704 or 0.5% of total net assets.

(f)	Security has been deposited as inital margin on open futures contracts. Yield shown is effective yield at date of purchase.

(g)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

(h)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

Schedule of Open Futures Contract

	Number of	Market Value
	Contracts	Covered By	Settlement	Unrealized
Description	(Sold)	Contracts (000)	Month	(Depreciation) (000)

U.S. Treasury 10 year Futures	(13)	$(1,475)	September 05	$(6)
$(6)

Credit Default Swap Agreement outstanding as June 30, 2005

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount (000)	(Depreciation) (000)

	Dow Jones
	CDX EM 3
Citigroup	Index	Sell	2.10%	6/20/10	$4,000	$78
						$78

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Intermediate Government Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

U.S. Government & Agency Securities - 95.8%
U.S. Agency Debentures - 66.7%
FFCB
2.500%, 11/15/05	$1,750	$1,743
2.375%, 10/02/06	3,750	3,686
1.875%, 01/16/07	1,895	1,841
3.250%, 06/15/07	3,700	3,660
2.625%, 09/17/07	3,750	3,652
3.000%, 12/17/07	1,805	1,768
5.750%, 01/18/11	1,800	1,946
FHLB
2.125%, 05/15/06	3,000	2,960
3.000%, 05/15/06	2,900	2,883
2.875%, 05/22/06	2,550	2,532
5.250%, 08/15/06	3,000	3,048
2.875%, 02/15/07	3,100	3,054
3.500%, 05/15/07	850	845
Callable 04/07/06 @ 100 4.430%, 04/07/08	2,000	2,006
Callable 5/16/06 @ 100 4.250%, 05/16/08	1,600	1,599
Callable 6/13/06 @100 4.100%, 06/13/08	1,590	1,585
TVA
5.375%, 11/13/08	3,475	3,630
5.625%, 01/18/11	3,450	3,708
6.790%, 05/23/12	3,175	3,670
4.375%, 06/15/15	2,655	2,674
		52,490
U.S. Treasuries - 29.1%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/11 (a)	1,670	1,592
U.S. Treasury Bonds
1.875%, 01/31/06	2,970	2,943
12.750%, 11/15/10	2,335	2,416
13.250%, 05/15/14	2,400	3,223
11.750%, 11/15/14	2,575	3,407
9.250%, 02/15/16	800	1,160
7.250%, 05/15/16	1,275	1,634
9.125%, 05/15/18	1,250	1,871
8.125%, 08/15/19	1,075	1,524
8.750%, 05/15/20	1,350	2,026
U.S. Treasury Notes
3.625%, 01/15/10	1,100	1,095
		22,891

Total U.S. Government & Agency Securities (Cost $75,698)		75,381

Treasury Obligation - 3.1%
U.S. Inflation Index Bond
1.625%, 01/15/15 (b)	2,471	2,461

Total Treasury Obligation (Cost $2,461)		2,461

	SHARES (000)	VALUE (000)+

Affiliated Money Market Fund - 0.7%
First American U.S. Treasury Money Market Fund, Cl Z (c)	571,571	572

Total Affiliated Money Market Fund (Cost $572)		572

Total Investments - 99.6% (Cost $78,731)		78,414
Other Assets and Liabilities, Net - 0.4%		288
Total Net Assets - 100.0%		$78,702

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)

Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(b)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Mangement, Inc., which also serves as advisor for this fund.

Cl - Class

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

TVA - Tennesse Valley Authority

STRIPS - Separate Trading of Registered Interest and Principal of Securities

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Intermediate Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

U.S. Government & Agency Securities - 29.9%
U.S. Agency Debentures - 10.6%
FHLB
Callable 04/07/06 @ 100, 4.430%, 04/07/08 (a)	$24,000	$24,072
FHLMC
Callable 11/02/05 @ 100, 3.250%, 11/02/07 (a)	13,595	13,343
Callable 06/23/06 @ 100, 4.250%, 06/23/08 (a)	11,800	11,807
Callable 03/01/06 @ 100, 4.375%, 03/01/10 (a)	12,260	12,237
FNMA
Callable 11/22/05 @ 100, 3.000%, 11/22/06 (a)	23,845	23,566
Callable 11/17/05 @ 100, 3.875%, 11/17/08	13,000	12,899
7.250%, 01/15/10 (a)	11,170	12,662
6.125%, 03/15/12 (a)	7,020	7,845
5.250%, 08/01/12 (a)	5,990	6,259
		124,690
U.S. Treasuries - 19.3%
U.S. Treasury Bonds
1.875%, 01/31/06 (a)	16,885	16,735
9.250%, 02/15/16 (a)	8,725	12,649
7.250%, 05/15/16 (a)	10,200	13,069
9.125%, 05/15/18 (a)	8,685	13,002
8.750%, 05/15/20 (a)	18,000	27,011
U.S. Treasury Notes
3.500%, 12/15/09 (a)	22,400	22,197
3.625%, 01/15/10 (a)	11,255	11,204
3.500%, 02/15/10 (a)	12,560	12,436
4.000%, 03/15/10 (a)	10,775	10,895
3.875%, 05/15/10 (a)	5,130	5,161
1.625%, 01/15/15 (a) (b)	36,462	36,319
4.000%, 02/15/15 (a)	30,810	30,940
4.125%, 05/15/15 (a)	15,685	15,918
		227,536

Total U.S. Government & Agency Securities (Cost $347,848)		352,226

Asset-Backed Securities - 24.4%
Automotive - 3.1%
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07	11,560	11,398
Nissan Auto Receivables Owner Trust
Series 2005-A, Cl A2
3.220%, 07/16/07	10,850	10,816
Series 2005-B, Cl A2
3.750%, 09/17/07	4,255	4,252
USAA Auto Owner Trust
Series 2003-1, Cl A4
2.040%, 02/16/10	1,495	1,469
WFS Financial Owner Trust
Series 2004-4, Cl A3
2.980%, 09/17/09	9,170	9,034
		36,969
Commercial - 8.7%
Banc of America Commercial Mortgage
Series 2004-4, Cl A4
4.502%, 07/10/42	9,185	9,229
Bank of America Commercial Mortgage
Series 2004-5, Cl A3
4.561%, 11/10/41	10,050	10,126
Commercial Mortgage
Series 2004-CNL, Cl A1
3.440%, 09/15/14 (c) (e)	7,455	7,438
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Cl A2
6.538%, 06/15/31	5,916	6,173
Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14 (e)	7,390	7,336
GMAC Commercial Mortgage Securities
Series 2004-C2, Cl A1
3.896%, 08/10/38	7,312	7,264

Greenwich Capital Commercial Funding
Series 2003-C1, Cl A2
3.285%, 07/05/35	5,000	4,836
Series 2004-GG1, Cl A7
5.317%, 06/10/36	2,690	2,837
GS Mortgage Securities II
Series 2003-C1, Cl A2A
3.590%, 01/10/40	13,840	13,608
Series 2004-GG2, Cl A1
3.109%, 08/10/38	6,886	6,848
Morgan Stanley Capital Investments
Series 1999-FNV1, Cl A1
6.120%, 03/15/31	2,364	2,411
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	11,675	12,341
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Cl A2
4.516%, 05/15/44 (d)	12,175	12,245
		102,692
Credit Card - 5.4%
American Express Credit Account
Series 2004-4, Cl C
3.690%, 03/15/12 (c) (e)	3,100	3,106
Capital One Multi-Asset Execution Trust
Series 2003-A6, Cl A6
4.510%, 08/17/09	7,500	7,415
Citibank Credit Card Issuance Trust
Series 2004-A4, Cl A4
3.200%, 08/24/09	10,065	9,909
Fleet Credit Card Master Trust
Series 2001-B, Cl A
5.600%, 12/15/08	10,820	10,979
MBNA Credit Card Master Note Trust
Series 2001-A1, Cl A1
5.750%, 10/15/08	5,830	5,926
Series 2003-A1, Cl A1
3.300%, 07/15/10	12,560	12,356
Series 2003-C6, Cl C6
4.400%, 12/15/10 (c)	3,200	3,263
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11	10,355	10,192
		63,146
Equipment Leases - 1.4%
Caterpillar Financial Asset Trust
Series 2005-A, Cl A2
3.660%, 12/26/07 (d)	6,725	6,712
CNH Equipment Trust
Series 2003-B, Cl A3B
2.470%, 01/15/08	9,258	9,183
		15,895
Home Equity - 4.2%
Amresco Residential Security Mortgage
Series 1997-3, Cl A9
6.960%, 03/25/27	875	854
Contimortgage Home Equity Loan Trust
Series 1997-2, Cl A9
7.090%, 04/15/28	566	567
Series 1997-3, Cl A9
7.120%, 08/15/28	245	248
Countrywide
Series 2003-BC1, Cl A1
3.714%, 03/25/33 (c) (f)	1,512	1,541
Equity One
Series 2003-4, Cl AF3
3.531%, 11/25/33	18,915	18,840
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24	3,090	3,081
Household Home Equity Loan Trust
Series 2002-3, Cl A
3.710%, 07/20/32 (c)	5,725	5,732
Residential Asset Mortgage Products
Series 2004-RS4, Cl AI2
3.247%, 09/25/25	9,535	9,463
Residential Funding Mortgage Securities
Series 2004-HI2, Cl A3
4.270%, 11/25/16	5,435	5,423

Saxon Asset Securities Trust
Series 2004-1, Cl A
3.584%, 03/25/35 (c) (f)	3,807	3,817
		49,566
Manufactured Housing - 0.0%
Green Tree Financial
Series 1996-9, Cl A5
7.200%, 01/15/28	275	275

Other - 1.6%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (d) (e) (f)	678	682
Series 2004-2, Cl A
4.210%, 07/25/34 (e) (f)	1,335	1,323
Series 2005-1, Cl A
4.850%, 01/25/35 (e) (f)	4,040	4,042
William Street Funding
Series 2004-4, Cl A
3.812%, 09/23/10 (c) (d) (e)	9,405	9,415
Series 2005-1, Cl A
3.431%, 01/23/11 (c) (d) (e)	2,900	2,900
		18,362

Total Asset-Backed Securities (Cost $289,389)		286,905

Corporate Bonds - 23.9%
Banking - 1.1%
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100
5.506%, 12/31/49 (e) (f)	2,840	2,771
Credit Suisse First Boston
3.875%, 01/15/09	6,270	6,207
Mizuho Finance
5.790%, 04/15/14 (e)	4,150	4,398
		13,376
Basic Industry - 0.5%
Alcan
5.200%, 01/15/14	4,160	4,292
Celulosa Arauco Constitucion
5.625%, 04/20/15 (e)	2,000	2,043
		6,335
Brokerage - 0.8%
Merrill Lynch, Series B
5.360%, 02/01/07	4,280	4,367
Morgan Stanley
4.750%, 04/01/14 (a)	5,760	5,678
		10,045
Capital Goods - 0.9%
Hutchison Whampoa International
6.250%, 01/24/14 (a) (e)	5,245	5,643
Waste Management
6.875%, 05/15/09	4,880	5,271
		10,914
Communications - 4.1%
America Movil SA
5.750%, 01/15/15	3,255	3,312
AT&T Broadband
8.375%, 03/15/13	4,345	5,289
Clear Channel Communications
5.500%, 09/15/14 (a)	4,360	4,130
Deutsche Telecom
8.500%, 06/15/10	3,690	4,305
France Telecom
8.000%, 03/01/11 (g)	5,855	6,801
News America
6.625%, 01/09/08	5,820	6,150
Sprint Capital
8.375%, 03/15/12	4,545	5,482
Telecom De Puerto Rico
6.650%, 05/15/06	4,000	4,082
Verizon Global Funding
7.250%, 12/01/10	3,750	4,254
6.875%, 06/15/12	3,925	4,450
		48,255
Consumer Cyclical - 1.0%
Centex
4.550%, 11/01/10	5,565	5,499
DaimlerChrysler
6.500%, 11/15/13 (a)	2,230	2,413

Harrah’s
5.625%, 06/01/15 (e)	3,535	3,589
		11,501
Consumer NonCyclical - 2.2%
Albertson’s
7.500%, 02/15/11	5,310	5,979
Conagra Foods
7.875%, 09/15/10	4,260	4,895
General Mills
6.000%, 02/15/12 (a)	3,471	3,776
Kraft Foods
4.625%, 11/01/06	6,750	6,795
Kroger
7.450%, 03/01/08	4,000	4,284
		25,729
Electric - 3.2%
Consumers Energy, Series B
5.375%, 04/15/13 (a)	3,580	3,714
DTE Energy
7.050%, 06/01/11	4,600	5,166
Duke Capital
5.668%, 08/15/14 (a)	4,040	4,202
FPL Group Capital
7.625%, 09/15/06	4,540	4,725
MidAmerican Energy Holdings
3.500%, 05/15/08	4,600	4,482
National Rural Utilities
5.750%, 08/28/09	3,850	4,055
Pacific Gas & Electric
4.200%, 03/01/11	2,065	2,032
Southern California Edison
5.000%, 01/15/14	2,000	2,050
TXU Energy
7.000%, 03/15/13	6,895	7,677
		38,103
Energy - 1.2%
CNOOC Finance 2002
6.375%, 03/08/12 (e)	4,365	4,768
Encana
6.300%, 11/01/11	5,115	5,572
Gazprom International
7.201%, 02/01/20 (e)	3,500	3,754
		14,094
Finance Companies - 1.5%
American General
5.875%, 07/14/06 (a)	4,085	4,163
Capital One Bank
5.750%, 09/15/10	7,000	7,406
MBNA America Bank
4.625%, 08/03/09 (a)	5,760	5,844
		17,413
Foreign Agencies - 1.0%
KFW Bankengruppe
3.250%, 07/16/07	11,500	11,387

Insurance - 1.6%
Aon
6.200%, 01/15/07	5,750	5,967
Axis Capital Holdings
5.750%, 12/01/14	4,410	4,558
Fund American Companies
5.875%, 05/15/13	4,190	4,345
Marsh & McLennan
5.375%, 07/15/14	4,220	4,215
		19,085
Miscellaneous - 1.1%
Core Investment Grade Trust
4.659%, 11/30/07 (f)	12,712	12,797

Natural Gas - 1.0%
Duke Energy Field Services
7.875%, 08/16/10	10,000	11,485

REITS - 0.8%
Colonial Realty
4.750%, 02/01/10	4,915	4,881
Mack-Cali Realty (REIT)
7.250%, 03/15/09	4,500	4,917
		9,798

Sovereigns - 1.4%
Pemex Project Funding Master Trust
7.375%, 12/15/14	7,355	8,201
Russian Federation
5.000%, 03/31/30 (e) (f)	3,370	3,747
United Mexican States
5.875%, 01/15/14	4,525	4,683
		16,631
Transportation - 0.2%
Hertz
7.625%, 06/01/12	2,000	1,976

Yankee Corporations - 0.3%
Tengizcheveroil Finance
6.124%, 11/15/14 (e)	3,095	3,204

Total Corporate Bonds (Cost $278,924)		282,128

CMO - Private Mortgage-Backed Securities - 13.1%
Adjustable Rate (c)- 11.0%
CS First Boston Mortgage Securities
Series 2003-AR24, Cl 2A4
4.058%, 10/25/33	13,390	14,131
Granite Mortgages
Series 2003-1, Cl 1C
4.120%, 01/20/43 (d) (f)	4,500	4,640
IMPAC CMB Trust
Series 2003-12, Cl A1
3.694%, 12/25/33 (f)	4,589	4,607
MLCC Mortgage Investors
Series 2003-G, Cl A3
4.828%, 01/25/29 (d)	7,827	8,013
Series 2003-H, Cl A3A
4.916%, 01/25/29 (d)	4,291	4,376
Series 2004-B, Cl A3
4.670%, 05/25/29	6,078	6,399
Sequoia Mortgage Trust
Series 2004-5, Cl A1
4.665%, 06/20/34 (d)	7,689	7,862
Series 2004-7, Cl A1
4.375%, 08/20/34	6,622	6,702
Structured Mortgage Loan Trust
Series 2004-11, Cl A
5.151%, 08/25/34 (d)	3,861	3,938
Thornburg Mortgage Securities Trust
Series 2005-2, Cl A1
3.546%, 07/25/45 (d)	8,105	8,105
Washington Mutual
Series 2003-AR10, Cl A6
4.073%, 10/25/33	10,560	10,589
Series 2004-AR4, Cl A6
3.808%, 06/25/34	13,305	13,180
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Cl 2A5
4.453%, 10/25/33	11,500	11,495
Series 2004-E, Cl A5
3.662%, 05/25/34 (d)	9,010	9,010
Series 2004-EE, Cl B1
3.989%, 01/25/35	5,753	5,697
Series 2004-N, Cl A3
4.123%, 08/25/34	11,108	11,037
		129,781
Fixed Rate - 2.1%
Banc of America Commercial Mortgage
Series 2004-4, Cl A3
4.128%, 07/10/42	8,715	8,683
Bank of America Mortgage Securities
Series 2003-6, Cl 1A29
4.250%, 08/25/33	9,000	8,998
Countrywide Alternative Loan Trust
Series 2004-2CB, Cl 1A1
4.250%, 03/25/34	5,910	5,885
Salomon Brothers Mortgage Securities
Series 1986-1, Cl A
6.000%, 12/25/11	158	158
Sequoia Mortgage Trust
Series 2004-4, Cl X1
0.800%, 05/20/34 (h)	130,517	1,396
Westam Mortgage Financial
Series 11, Cl A
6.360%, 08/25/20	66	66
		25,186
Total CMO - Private Mortgage-Backed Securities (Cost $153,801)		154,967

U.S. Government Agency Mortgage-Backed Securities - 3.7%
Adjustable Rate (c)- 2.2%
FHLMC
4.070%, 04/01/29, #847190	3,621	3,718
FHLMC Pool
4.280%, 01/01/28, #786281	3,319	3,411
4.033%, 10/01/30, #847209	6,355	6,539
4.161%, 05/01/31, #847161	1,732	1,780
4.180%, 09/01/33, #847210 (a)	5,141	5,306
FNMA Pool
4.579%, 09/01/33, #725111 (a)	4,650	4,805
		25,559
Fixed Rate - 1.5%
FHLMC Gold Pool
5.500%, 09/01/06, #G40394	305	306
4.000%, 10/01/10, #M80855	7,912	7,810
FNMA Pool
6.000%, 07/01/06, #252632	152	153
3.790%, 07/01/13, #386314	9,972	9,622
		17,891

Total U.S. Government Agency Mortgage-Backed Securities (Cost $43,991)		43,450

CMO - U.S. Government Agency Mortgage-Backed Securities - 3.3%
Fixed Rate - 3.3%
FHLMC REMIC
Series 1167, Cl E
7.500%, 11/15/21	42	42
Series 1286, Cl A
6.000%, 05/15/22	145	145
Series 1634, Cl PH
6.000%, 11/15/22	500	501
Series 2763, Cl TA
4.000%, 03/15/11	8,580	8,496
Series 2893
5.000%, 12/15/27	11,590	11,828
Series T-60, Cl 1A4B
5.343%, 03/25/44	7,738	7,794
FNMA REMIC
Series 1990-89, Cl K
6.500%, 07/25/20	30	31
Series 2004-76, Cl CE
4.500%, 02/25/21	9,670	9,711

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $38,874)		38,548

Treasury Obligation - 0.0%
U.S. Treasury Bill
2.275%, 08/04/05 (i)	35	35

Total Treasury Obligation (Cost $35)		35

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 0.9%
First American Prime Obligations Fund, Cl Z (j)	10,456,455	10,456

Total Affiliated Money Market Fund (Cost $10,457)		10,456

Investments Purchased with Proceeds from Securities Lending (k) - 31.9% (Cost $375,110)		375,110

Total Investments - 131.1% (Cost $1,538,429)		1,543,825
Other Assets and Liabilities, Net - (31.1)%		(366,248)
Total Net Assets - 100.0%		$1,177,577

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $367,336,934 at June 30, 2005.

(b)

U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(d)	Securities considered illiquid. As of June 30, 2005, the value of these investments was $77,898,355 or 6.6% of total net assets.

(e)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of these investments was $70,140,474 or 6.0% of total net assets.

(f)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(g)

Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor’s and Moody’s Investors Service. The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(h)

Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of June 30, 2005.

(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(j)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

(k)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

Schedule of Open Futures Contracts

	Number of	Market Value
	Contracts	Covered By	Settlement	Unrealized
Description	Purchased	Contracts (000)	Month	Appreciation (000)

U.S. Treasury 2 year Futures	98	$10,177	Sept. 05	$6
$6

Credit Default Swap Agreements outstanding as June 30, 2005

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount (000)	Appreciation (000)

JP Morgan	Dow Jones
	CDX NA IG Hvol4
	Index	Sell	0.90%	6/20/10	$24,000	$107
Citigroup	Dow Jones
	CDX NA IG Hvol4
	Index	Sell	0.90%	6/20/10	12,000	5
						$112

Schedule of INVESTMENTS June 30, 2005 (unaudited)

Short Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Corporate Bonds - 29.8%
Banking - 2.8%
Credit Suisse First Boston
7.750%, 05/15/06 (a)	$7,350	$7,572
J.P. Morgan Chase
6.875%, 01/15/07	4,000	4,176
Key Bank
7.125%, 08/15/06	4,000	4,137
Wachovia
6.875%, 09/15/05	7,000	7,045
		22,930
Basic Industry - 0.3%
Potash
7.125%, 06/15/07	2,075	2,180

Brokerage - 1.5%
Bear Stearns
6.500%, 05/01/06	5,900	6,019
Goldman Sachs
7.250%, 10/01/05 (a)	3,000	3,026
Merrill Lynch, Series B
6.130%, 05/16/06	3,655	3,721
		12,766
Capital Goods - 2.5%
Boeing Capital
5.650%, 05/15/06	3,483	3,531
Hanson Overseas
6.750%, 09/15/05	8,000	8,041
Tyco International
6.375%, 02/15/06	4,830	4,900
Waste Management
6.500%, 11/15/08	3,800	4,030
		20,502
Communications - 6.1%
Alltel
4.656%, 05/17/07	7,000	7,052
AT&T Wireless Services
7.350%, 03/01/06	5,000	5,106
Comcast Cable Communications
6.200%, 11/15/08	4,000	4,235
Cox Communications
7.750%, 08/15/06	4,000	4,154
Deutsche Telecom
8.500%, 06/15/10	5,000	5,833
Motorola
4.608%, 11/16/07	4,000	4,013
Sprint Capital
6.125%, 11/15/08	4,000	4,217
Telecom De Puerto Rico
6.650%, 05/15/06	10,000	10,204
Telefonos De Mexico SA
4.750%, 01/27/10 (a)	5,000	4,990
		49,804
Consumer Cyclical - 3.4%
Ford Motor Credit
6.875%, 02/01/06	4,000	4,032
6.625%, 06/16/08 (b)	5,000	4,953
General Motors Acceptance
6.750%, 01/15/06	9,000	9,072
Lennar
7.625%, 03/01/09	3,500	3,848
May Department Stores
3.950%, 07/15/07	2,000	1,985
Time Warner
6.150%, 05/01/07 (b)	4,000	4,136
		28,026
Consumer NonCyclical - 2.9%
Bunge LTD Finance
4.375%, 12/15/08	5,000	5,010

Gillette, Callable 10/15/05 @ 100
3.500%, 10/15/07	6,000	5,939
Kraft Foods
4.625%, 11/01/06	5,500	5,536
Tyson Foods
7.250%, 10/01/06	4,000	4,142
Wellpoint
3.750%, 12/14/07	3,000	2,960
		23,587
Electric - 3.0%
Calenergy
7.630%, 10/15/07	6,255	6,672
Constellation Energy Group
6.350%, 04/01/07	4,275	4,423
DTE Energy
6.450%, 06/01/06	5,000	5,098
National Rural Utilities
6.000%, 05/15/06	4,000	4,069
Pepco Holdings
3.750%, 02/15/06	4,600	4,593
		24,855
Finance Companies - 3.3%
American General Finance
5.910%, 06/12/06	1,000	1,016
Countrywide Home Loan
2.875%, 02/15/07	8,000	7,838
International Lease Finance
3.125%, 05/03/07	4,000	3,927
MBNA America Bank
6.500%, 06/20/06	8,000	8,170
Residential Capital
6.375%, 06/30/10	6,000	6,051
		27,002
Insurance - 0.5%
Aon
6.200%, 01/15/07	4,375	4,540

Natural Gas - 1.1%
Atmos Energy
4.000%, 10/15/09	3,995	3,907
Duke Energy Field Services
5.750%, 11/15/06	4,915	5,009
		8,916
REITS - 1.0%
First Industrial
5.250%, 06/15/09	3,000	3,045
Simon Property Group
6.375%, 11/15/07	5,000	5,218
		8,263
Sovereigns - 0.5%
PEMEX Project Funding Master Trust
6.125%, 08/15/08	4,000	4,150

Supranationals - 0.6%
Corporacion Andina De Fomento
7.250%, 03/01/07	5,000	5,211

Technology - 0.3%
Deluxe
3.500%, 10/01/07	2,500	2,446

Total Corporate Bonds
(Cost $246,913)		245,178

Asset-Backed Securities - 29.5%
Automotive - 8.6%
AESOP Funding II
Series 2003-2A, Cl A1
2.740%, 06/20/07 (a)	10,000	9,916
Auto Bond Receivables Trust
Series 1993-I, Cl A
6.125%, 11/15/21 (c) (d) (e)	106	—
BMW Vehicle Owner Trust
Series 2003-A, Cl A3
1.940%, 02/25/07	1,360	1,356
Capital One Auto Finance Trust
Series 2003-A, Cl A4A
2.470%, 01/15/10	7,000	6,884

Ford Credit Auto Owner Trust
Series 2005-B, Cl A3
4.170%, 01/15/09	10,000	10,030
Harley-Davidson Motorcycle Trust
Series 2003-2, Cl A2
2.070%, 02/15/11	7,000	6,859
Honda Auto Receivables Owner Trust
Series 2002-4, Cl A4
2.700%, 03/17/08	3,500	3,484
Nissan Auto Lease Trust
Series 2002-A, Cl A3B
2.560%, 08/15/07 (a)	1,181	1,180
Nissan Auto Receivables Owner Trust
Series 2005-A, Cl A2
3.220%, 07/16/07	8,975	8,947
Series 2002-C, Cl A4
3.330%, 01/15/08	4,600	4,587
Toyota Auto Receivables Owner Trust
Series 2003-B, Cl A4
2.790%, 01/15/10	2,000	1,969
Series 2003-A, Cl A4
2.200%, 03/15/10	4,000	3,950
Wells Fargo Financial Auto Owner Trust
Series 2004-A, Cl A3
2.060%, 06/16/08	7,000	6,936
WFS Financial Owner Trust
Series 2004-3, Cl A3
3.300%, 03/17/09	5,000	4,968
		71,066
Commercial - 1.5%
Global Signal Trust
Series 2004-2A, Cl A
4.232%, 12/15/14 (a)	6,380	6,333
GS Mortgage Securities
Series 2004-C1, Cl A1
3.659%, 10/10/28	5,926	5,809
		12,142
Credit Cards - 9.1%
American Express Credit Account
Series 2004-4, Cl C
3.690%, 03/15/12 (a) (f)	2,400	2,405
Capital One Master Trust
Series 2001-3A, Cl C
4.370%, 03/16/09 (a) (f)	2,000	2,011
Series 2001-5, Cl A
5.300%, 06/15/09	4,000	4,063
Series 2001-8A, Cl A
4.600%, 08/17/09	6,000	6,054
Capital One Multi-Asset Execution Trust
Series 2003-A6, Cl A6
2.950%, 08/17/09	7,000	6,920
Citibank Credit Card Issurance Trust
Series 2004-A1, Cl A1
2.550%, 01/20/09	800	784
Discover Card Master Trust I
Series 2000-9, Cl A
6.350%, 07/15/08	2,000	2,027
Series 2001-6, Cl A
5.750%, 12/15/08	5,000	5,089
Series 2005-1, Cl B
3.370%, 09/15/10	9,000	9,011
Fleet Credit Card Master Trust
Series 2001-B, Cl A
5.600%, 12/15/08	3,000	3,044
Fleet Credit Card Master Trust II
Series 2000-C, Cl A
7.020%, 02/15/08	3,190	3,202
Series 2003-A, Cl A
2.400%, 07/15/08	8,500	8,442
MBNA Credit Card Master Note Trust
Series 2001-A1, Cl A1
5.750%, 10/15/08	8,500	8,639
Series 2005-A1, Cl A1
4.200%, 09/15/10	10,000	10,061
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11 (a)	2,625	2,584
Sears Credit Account Master Trust
Series 1999-3, Cl A
6.450%, 11/17/09	417	419
		74,755

Equipment Leases - 1.5%
CIT Equipment Collateral
Series 2004-VT1, Cl A3
2.200%, 03/20/08	7,400	7,306
CNH Equipment Trust
Series 2004-A, Cl A3B
2.940%, 10/15/08 (c)	4,700	4,631
		11,937
Home Equity - 4.4%
Advanta Mortgage Loan Trust
Series 2000-2, Cl A4
7.930%, 04/25/23 (g)	73	73
Centex Home Equity
Series 2000-C, Cl A4
7.720%, 05/25/29	1,017	1,020
Series 2003-C, Cl AV
3.610%, 09/25/33 (f)	1,256	1,258
Emergent Home Equity Loan Trust
Series 1997-3, Cl A5
7.290%, 10/20/28	1,270	1,268
Equivantage Home Equity Loan Trust
Series 1996-1, Cl A
6.550%, 10/25/25	275	272
Series 1996-4, Cl A
7.250%, 01/25/28	743	743
First Franklin Mortgage Loan
Series 2004-FFB, Cl A3
4.264%, 06/25/24	2,530	2,523
GMAC Mortgage Corporation Loan Trust
Series 2004-HE2, Cl M1
3.950%, 10/25/33 (g)	4,850	4,699
Home Equity Mortgage Trust
Series 2004-2, Cl B1
5.210%, 08/25/34 (f) (g)	2,200	2,208
Series 2004-5, Cl B1
5.750%, 02/25/35	2,000	1,981
Series 2004-6, Cl M2
5.321%, 04/25/35 (g)	1,500	1,474
Household Home Equity Loan Trust
Series 2003-1, Cl A
3.610%, 10/20/32 (f)	1,201	1,204
IMC Home Equity Loan Trust
Series 1998-3, Cl A7
6.720%, 08/20/29 (g)	2,656	2,657
New Century Home Equity Loan Trust
Series 1997-NC6, Cl A7
7.190%, 01/25/29 (g)	1,673	1,672
Residential Funding Mortgage Securities
Series 2004-HI2, Cl A3
4.270%, 11/25/16	5,000	4,989
Saxon Asset Securities Trust
Series 2001-1, Cl AF5
6.853%, 03/25/32 (g)	184	184
Series 2004-1, Cl M1
3.620%, 03/25/35 (f) (g)	8,000	8,045
		36,270
Other - 1.5%
Crown Castle Towers
Series 2005-1A, Cl D
5.612%, 06/15/35	8,000	7,947
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (a) (c) (g)	331	332
Series 2004-2, Cl A
4.210%, 07/25/34 (a) (g)	1,335	1,323
Series 2005-1, Cl A
4.850%, 01/25/35 (a)	2,902	2,904
		12,506
Utilities - 2.9%
Detroit Edison Securitization Funding
Series 2001-1, Cl A3
5.875%, 03/01/10	5,000	5,135
Massachusetts RRB Special Purpose Trust
Series 1999-1, Cl A4
6.910%, 09/15/09	5,200	5,373

Peco Energy Transition Trust
Series 1999-A, Cl A6
6.050%, 03/01/09	9,315	9,509
Public Service New Hampshire Funding
Series 2001-1, Cl A2
5.730%, 11/01/10	3,365	3,464
		23,481
Total Asset-Backed Securities (Cost $245,192)		242,157

CMO - Private Mortgage-Backed Securities - 17.7%
Adjustable Rate - 8.9% (f)
Granite Mortgages
Series 2004-3, Cl 1C
4.020%, 09/20/44 (c) (g)	3,000	3,009
Merrill Lynch Mortgage Investors
Series 2003-C, Cl A1
3.640%, 06/25/28 (g)	9,041	9,040
MLCC Mortgage Investors
Series 2004-B, Cl A1
3.560%, 05/25/29 (g)	2,802	2,796
Series 2004-B, Cl A3
4.670%, 05/25/29	6,353	6,688
Sequoia Mortgage Trust
Series 2003-2, Cl A1
3.590%, 06/20/33 (g)	5,281	5,284
Series 2004-4, Cl B2
4.160%, 05/20/34 (g)	4,350	4,343
Series 2004-7, Cl A2
4.375%, 08/20/34	3,950	3,998
Structured Mortgage Loan Trust
Series 2004-11, Cl A
5.151%, 08/25/34 (c)	3,045	3,106
Washington Mutual
Series 2003-AR3, Cl A5
3.927%, 04/25/33	7,850	7,883
Series 2003-AR10, Cl A6
4.073%, 10/25/33	5,000	5,014
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E, Cl A5
3.662%, 05/25/34 (c)	5,868	5,868
Series 2004-N, Cl A3
4.123%, 08/25/34	7,000	6,955
Series 2004-EE, Cl 3A1
3.988%, 12/25/34 (c)	9,264	9,187
		73,171
Fixed Rate - 8.8%
Banc of America Commercial Mortgage
Series 2004-2, Cl A1
2.764%, 11/10/38	6,661	6,467
Series 2004-4, Cl A2
4.041%, 07/10/42	7,475	7,431
Bank of America Mortgage Securities
Series 2004-F, Cl 2A2
4.021%, 07/25/34	7,200	7,163
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Cl A1
3.570%, 01/12/41	5,165	5,082
Citigroup Mortgage Loan Trust
Series 2005-WF1, Cl A2
4.490%, 02/25/35	6,650	6,659
Commercial Mortgage
Series 2004-LB3A, Cl A1
3.765%, 07/10/37	6,666	6,613
GMAC Commercial Mortgage Securities
Series 2004-C1, Cl A2
4.100%, 03/10/38	4,000	3,959
Greenwich Capital Commercial Funding
Series 2004-GG1, Cl A2
3.835%, 06/10/36	6,362	6,307
IMPAC Secured Assets
Series 2004-2, Cl A2
3.926%, 08/25/34	5,000	4,979
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Cl A1
2.946%, 03/15/29	7,291	7,034
Merrill Lynch Mortgage Investors
Series 2003-A5, Cl 2A3
3.246%, 08/25/33	2,188	2,178

Mortgage Capital Funding
Series 1997-MC1, Cl A3
7.288%, 07/20/27	2,306	2,390
Residential Accredited Loans
Series 2003-QS17, Cl CB7
5.500%, 09/25/33	3,696	3,722
Residential Asset Securitization Trust
Series 2002-A12, Cl 1A1
5.200%, 11/25/32	2,370	2,357
		72,341
Total CMO - Private Mortgage-Backed Securities (Cost $146,593)		145,512

U.S. Government & Agency Securities - 9.9%
U.S. Agency Debentures - 5.0%
FHLMC
Callable 06/02/05 @ 100
2.280%, 06/02/06 (b)	7,000	6,906
Callable 11/02/05 @ 100
3.250%, 11/02/07 (b)	11,000	10,796
FNMA
4.000%, 09/02/08 (b)	10,000	9,968
4.250%, 05/15/09 (b)	13,500	13,630
		41,300
U.S. Treasuries - 4.9%
U.S. Treasury Bond (STRIPS)
0.000%, 11/15/11 (b) (h)	11,200	10,677
U.S. Treasury Notes
3.750%, 05/15/08 (b)	11,005	11,029
3.875%, 01/15/09 (b) (i)	16,608	18,064
		39,770

Total U.S. Government & Agency Securities (Cost $81,929)		81,070

U.S. Government Agency Mortgage-Backed Securities - 7.7%
Adjustable Rate - 4.2% (f)
FHLMC Pool
4.380%, 12/01/26, #756591 (b)	1,390	1,428
4.125%, 01/01/29, #846946 (b)	1,141	1,172
4.116%, 05/01/30, #847014 (b)	1,069	1,076
4.470%, 10/01/32, #847063 (b)	1,398	1,425
4.233%, 05/01/33, #780456 (b)	2,963	2,972
FNMA Pool
4.338%, 02/01/28, #415285	486	491
4.234%, 10/01/30, #847241 (b)	5,067	5,206
5.230%, 12/01/31, #535363 (b)	2,655	2,695
4.738%, 03/01/32, #545791	466	475
4.498%, 10/01/32, #661645	2,068	2,068
4.659%, 12/01/32, #671884 (b)	4,042	4,069
4.789%, 04/01/34, #775389 (b)	2,198	2,237
4.278%, 07/01/34, #795242	4,648	4,660
3.836%, 08/01/36, #555369 (b)	2,755	2,791
GNMA Pool
3.750%, 08/20/21, #8824	394	400
3.750%, 07/20/22, #8006 (b)	460	467
3.750%, 09/20/25, #8699	246	249
3.375%, 04/20/26, #8847	258	261
3.750%, 08/20/27, #80106	81	82
4.375%, 01/20/28, #80154	135	138
4.500%, 02/20/32, #80580 (b)	408	418
		34,780
Fixed Rate - 3.5%
FHLMC Gold Pool
5.500%, 10/01/06, #M90680	147	149
FHLMC Pool
7.750%, 07/01/09, #184513	10	10
5.226%, 04/01/30, #972055 (b)	967	1,000
4.045%, 08/01/32, #847331 (b)	8,934	9,182
FNMA Pool
6.195%, 06/01/07, #410601 (b)	4,915	5,038
6.625%, 09/15/09 (b)	2,900	3,196
5.500%, 05/01/12, #254340 (b)	1,866	1,927
4.368%, 11/01/25, #433988 (b)	1,288	1,319
4.589%, 06/01/31, #625338 (b)	971	1,000
5.454%, 05/01/32, #634948 (b)	792	807
GNMA Pool
3.375%, 05/20/29, #80283 (b)	717	726
3.375%, 06/20/29, #80291 (b)	1,246	1,261

3.875%, 11/20/30, #80469 (b)	779	787
3.375%, 04/20/31, #80507 (b)	455	460
3.500%, 08/20/31, #80535 (b)	1,601	1,616
		28,478

Total U.S. Government Agency Mortgage-Backed Securities (Cost $63,887)		63,258

CMO - U.S. Government Agency Mortgage-Backed Securities - 4.7%
Fixed Rate - 4.7%
FHLMC REMIC
Series 2822, Cl VM
5.000%, 04/15/10	4,290	4,309
Series 2763, Cl TA
4.000%, 03/15/11	6,225	6,164
Series 2634, Cl LA
3.000%, 05/15/12	100	100
Series 1022, Cl J
6.000%, 12/15/20	63	63
Series 2738, Cl UA
3.570%, 12/15/23 (b)	5,500	5,442
Series 2589, Cl GK
4.000%, 03/15/26 (b)	4,800	4,793
Series 2748, Cl ZT
5.500%, 05/15/24	5,000	5,008
Series 2893
5.000%, 12/15/27	6,367	6,498
FNMA REMIC
Series 2004-76, Cl CE
4.500%, 02/25/21	6,000	6,025
Series 1992-150, Cl MA
5.500%, 09/25/22	182	182
		38,584

Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $38,917)		38,584

Treasury Obligation - 0.0%
U.S. Treasury Bill
2.870%, 08/04/05 (j)	425	424
Total Treasury Obligation (Cost $424)		424

	SHARES
Affiliated Money Market Fund - 0.2%
First American Prime Obligations Fund, Cl Z (k)	1,249,468	1,249
Total Affiliated Money Market Fund (Cost $1,249)		1,249

Investments Purchased with Proceeds from Securities Lending - 19.2% (Cost $157,689) (l)		157,689

Total Investments - 118.7% (Cost $982,793)		975,121
Other Assets and Liabilities, Net - (18.7)%		(153,538)
Total Net Assets - 100.0%		$821,583

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held fair valued securities disclosed in footnote (d).

(a)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of these investments was $44,575,467 or 5.4% of total net assets.

(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $153,943,124 at June 30, 2005.

(c)	Securities considered illiquid. As of June 30, 2005, the value of these investments was $26,133,894 or 3.2% of total net assets.

(d)	Security is fair valued. As of June 30, 2005, the fair value of these investments was $0 or 0% of total net assets.

(e)	Security currently in default.

(f) Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(g) Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(h)

Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(i)

U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(k) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

(l)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Gonvernment National Mortgage Association
REITS - Real Estate Investment Trusts
REMIC - Real Estate Mortgage Investment Conduit
STRIPS - Separate Trading of Registered Interest and Principal of Securities

Schedule of Open Futures Contracts

	Number of	Market Value		Unrealized
	Contracts	Covered By		Appreciation
	Purchased	Contracts	Settlement	(Depreciation)
Description	(Sold)	(000)	Month	(000)

U.S. Treasury 2 year Futures	200	$20,769	Sept. 05	$12
U.S. Treasury 5 year Futures	(662)	(72,086)	Sept. 05	(55)
				$(43)

Credit Default Swap Agreements outstanding at June 30, 2005

					Notional	Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Amount	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

Deutsche Bank	Dow Jones
	CDX NA IG Hvo14
	Index	Sell	0.90%	6/20/10	$5,000	$35
JP Morgan	Dow Jones
	CDX NA IG Hvol4
	Index	Sell	0.90%	6/20/10	12,000	52
						$87

Interest Rate Swap Agreements outstanding at June 30, 2005

	Floating				Notional	Unrealized
	Rate	Pay/Receive		Expiration	Amount	Depreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Citigroup	3-Month
	LIBOR	Pay	3.568%	1/11/07	$142,000	$(845)
UBS	3-Month
	LIBOR	Pay	3.806%	1/13/08	25,000	(136)
						$(981)

Schedule of INVESTMENTS June 30, 2005 (Unaudited)

Total Return Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)+

Corporate Bonds - 31.5%
Banking - 3.3%
CBA Capital Trust I, Callable 06/30/15 @ 100
5.805%, 12/31/49 (a)	$985	$1,040
Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100
5.506%, 12/31/49 (a) (b)	575	561
HSBC Capital Funding, Callable 06/30/10 @ 100
9.547%, 12/31/49 (a)	1,190	1,450
ING Capital Funding Trust III, Callable 12/31/10 @ 100
8.439%, 12/12/49	1,500	1,775
Mizuho Finance (Cayman)
5.790%, 04/15/14 (a)	800	848
SOC General Real Estate, Callable 09/30/07 @ 100
7.640%, 12/29/49 (a) (c)	1,465	1,560
Wells Fargo, Callable 12/15/06 @ 103.98
7.960%, 12/15/26	2,000	2,162
		9,396
Basic Industry - 1.8%
Abitibi-Consolidated
8.550%, 08/01/10	500	520
Allegheny Technologies
8.375%, 12/15/11	500	520
Celulosa Arauco Y Constitucion
8.625%, 08/15/10	1,500	1,744
Falconbridge
7.350%, 06/05/12	755	844
Georgia-Pacific
7.700%, 06/15/15	500	572
Polyone
8.875%, 05/01/12	500	496
Tembec Industries
8.500%, 02/01/11 (d)	480	368
		5,064
Brokerage - 1.2%
Bear Stearns
7.800%, 08/15/07	1,950	2,092
Lazard Group
7.125%, 05/15/15 (a)	1,325	1,346
		3,438
Capital Goods - 0.4%
Case New Holland, Callable 08/01/07 @ 104.63
9.250%, 08/01/11 (a)	495	523
Owens-Illinois
8.100%, 05/15/07	500	520
		1,043

Communications - 5.3%
Alltel
4.656%, 05/17/07	2,000	2,015
AT&T
7.300%, 11/15/11	473	544
AT&T Broadband
8.375%, 03/15/13	1,000	1,217
Clear Channel Communications
5.500%, 09/15/14	1,000	947
Deutsche Telecom
8.500%, 06/15/10	1,480	1,727
Dex Media West, Callable 08/15/08 @ 104.94
9.875%, 08/15/13	500	572
News America Holdings
7.750%, 01/20/24	680	823
Qwest
8.875%, 03/15/12 (a)	1,000	1,085
Sprint Capital
8.375%, 03/15/12	970	1,170
Telefonos De Mexico SA de CV (Telmex), Series L
4.750%, 01/27/10 (a)	1,000	998
Time Warner Entertainment
8.375%, 07/15/33	720	960
Verizon Wireless
5.375%, 12/15/06	2,980	3,035
		15,093

Consumer Cyclical - 1.4%
Centex
4.550%, 11/01/10	1,250	1,235
DaimlerChrysler
4.875%, 06/15/10	550	547
General Motors Acceptance
5.625%, 05/15/09 (e)	900	838
Harrah’s
5.625%, 06/01/15 (a)	835	848
Park Place Entertainment
8.125%, 05/15/11	500	573
		4,041
Consumer Non Cyclical - 2.1%
Albertson’s
7.500%, 02/15/11	1,260	1,419
CIGNA
7.400%, 05/15/07	2,500	2,640
Delhaize America
9.000%, 04/15/31 (e)	590	739
R.J. Reynolds Tobacco
6.500%, 07/15/10 (a) (f)	1,250	1,250
		6,048
Electric - 2.2%
CMS Energy
8.500%, 04/15/11 (d)	1,000	1,115
Exelon
4.900%, 06/15/15	690	690
FPL Group Capital
7.625%, 09/15/06	1,975	2,056
MidAmerican Energy Holdings
5.875%, 10/01/12 (e)	990	1,052
Nevada Power, Callable 08/15/08 @ 104.50
9.000%, 08/15/13	175	196
TXU Energy
7.000%, 03/15/13	550	612
5.550%, 11/15/14 (a) (e)	600	576
		6,297
Energy - 1.6%
Chesapeake Energy, Callable 08/15/09 @ 103.50
7.000%, 08/15/14	500	530
Encana Holdings Finance
5.800%, 05/01/14	1,000	1,072
Gazprom International
7.201%, 02/01/20 (a)	1,000	1,073
Kerr-McGee
6.950%, 07/01/24	800	825
Petrobras International Finance
7.750%, 09/15/14	730	765
Petro-Canada
5.350%, 07/15/33	500	478
		4,743
Finance Companies - 1.8%
Capital One Bank
4.250%, 12/01/08	1,500	1,504
CIT Group
5.500%, 11/30/07	3,500	3,603
		5,107

Insurance - 0.7%
Axis Capital Holdings
5.750%, 12/01/14	1,000	1,034
Marsh & McLennan
5.375%, 07/15/14	955	954
		1,988
Miscellaneous - 5.4%
Dow Jones, Series 4-T1
8.250%, 06/29/10 (a) (e)	8,250	8,281
Dow Jones, Series 4-T3
8.000%, 06/29/10 (a) (e)	7,000	7,101
		15,382

Natural Gas - 1.0%
Duke Energy Field Services
7.875%, 08/16/10	980	1,125
El Paso Natural Gas
Series A, Callable 08/01/07 @ 103.81
7.625%, 08/01/10	500	528
Teppco Partners
7.625%, 02/15/12	1,000	1,141
		2,794
Sovereigns - 2.6%
Federal Republic of Brazil
8.250%, 01/20/34	1,000	966
Pemex Project
9.125%, 10/13/10	1,150	1,349

Republic of Philippines
9.500%, 02/02/30	1,200	1,242
Republic of Turkey
7.375%, 02/05/25 (e)	925	910
Republic of Venezuela
8.500%, 10/08/14	1,135	1,178
Russian Federation
5.000%, 03/31/30 (a) (b)	1,000	1,112
United Mexican States
5.875%, 01/15/14	750	776
		7,533
Technology - 0.3%
LG Electronics
5.000%, 06/17/10 (a)	785	784

Yankee Corporations - 0.4%
Tengizcheveroil Finance
6.124%, 11/15/14 (a)	1,250	1,294
Total Corporate Bonds (Cost $87,978)		90,045

U.S. Government Agency Mortgage-Backed Securities - 27.4%
Adjustable Rate (c) - 2.8%
FHLMC Pool
4.918%, 10/01/29, #1L0117 (g)	1,833	1,891
4.117%, 07/01/30, #847240	2,291	2,333
4.148%, 05/01/33, #847411	1,474	1,508
FNMA Pool
5.290%, 11/01/34, #735054	2,154	2,197
		7,929
Fixed Rate - 24.6%
FHLMC Pool
5.000%, 09/01/18, #E99575	1,466	1,483
6.500%, 07/01/31, #A17212 (g)	5,542	5,744
FNMA Pool
5.500%, 12/01/18, #735575	2,666	2,739
4.500%, 06/01/20, #828929 (e)	11,000	10,955
5.500%, 02/01/25, #255628 (e)	3,847	3,920
5.500%, 09/01/34, #725773 (g)	2,996	3,037
4.500%, 03/01/35, #819357	2,000	1,956
FNMA TBA
5.000%, 07/01/34 (g)	13,500	13,496
5.500%, 07/01/34 (g)	21,185	21,463
6.000%, 07/01/34 (g)	5,400	5,535
		70,328
Total U.S. Government Agency Mortgage-Backed Securities (Cost $78,192)		78,257

Asset-Backed Securities - 17.2%
Automotive - 2.9%
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3
2.000%, 11/15/07	2,000	1,972
Nissan Auto Receivables Owner Trust
Series 2005-B, Cl A2
3.750%, 09/17/07	960	959
USAA Auto Owner Trust
Series 2003-1, Cl A4
2.040%, 02/16/10	5,500	5,402
		8,333
Commercial - 3.0%
Commercial Mortgage Pass-Through Certificates
Series 2004-CNL, Cl A1
3.440%, 09/15/14 (c)	1,930	1,926
Series 2005-LP5, Cl A2
4.630%, 05/10/43	2,750	2,780
Greenwich Capital Commercial Funding
Series 2003-C1, Cl A2
3.285%, 07/05/35	1,500	1,451
Nomura Asset Securities
Series 1998-D6, Cl A1B
6.590%, 03/15/30	2,325	2,458
		8,615
Credit Cards - 6.7%
Capital One Master Trust
Series 2001-8A, Cl A
4.600%, 08/17/09	2,800	2,825
Capital One Multi-Asset Execution Trust
Series 2003-A3, Cl A3
3.470%, 05/16/11 (c)	2,915	2,936
Chase Issuance Trust
Series 2005-A3, Cl A
3.240%, 10/17/11 (c)	5,000	5,009

Citibank Credit Card Issuance Trust
Series 2003-A5, Cl A5
2.500%, 04/07/08	2,210	2,188
MBNA Credit Card Master Note Trust
Series 2001-A1, Cl A1
5.750%, 10/15/08	5,630	5,722
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 09/15/11	620	610
		19,290
Equipment Leases - 0.7%
Caterpillar Financial Asset Trust
Series 2004-A, Cl A3
3.130%, 01/26/09	1,900	1,882

Home Equity - 3.2%
Ace Securities
Series 2003-OP1, Cl M3
4.964%, 12/25/33 (c)	1,500	1,511
GRMT Mortgage Loan Trust
Series 2001-1A, Cl M1
7.772%, 07/20/31	595	615
Residential Asset Securities
Series 2004-KS3, Cl A2B2
3.524%, 04/25/34 (b) (c)	7,000	7,013
		9,139
Manufactured Housing - 0.2%
Green Tree Financial
Series 1996-8, Cl A7
8.050%, 10/15/27	579	628

Other - 0.5%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (a) (b) (f)	372	374
Series 2005-1, Cl A
4.850%, 01/25/35 (a) (b)	948	949
		1,323
Total Asset-Backed Securities (Cost $49,130)		49,210

U.S. Government & Agency Securities - 15.0%
U.S. Agency Debentures - 2.3%
FHLB
4.430%, 04/07/08, Callable 04/07/06 @ 100 (e)	5,000	5,015
FNMA TBA
5.000%, 07/01/25 (g)	1,370	1,370
		6,385
U.S. Treasuries - 12.7%
U.S. Inflation Index Bond
1.625%, 01/15/15 (e)	5,594	5,572
2.375%, 01/15/25 (e)	2,838	3,106
U.S. Treasury Bonds
6.250%, 08/15/23 (e)	5,900	7,359
5.500%, 08/15/28 (e)	2,400	2,830
5.250%, 02/15/29 (e)	4,900	5,612
5.375%, 02/15/31 (e)	4,970	5,869
U.S. Treasury Notes
3.625%, 04/30/07 (e)	275	275
3.500%, 05/31/07	1,740	1,735
3.750%, 05/15/08 (e)	2,500	2,505
4.000%, 02/15/15 (e)	750	753
4.125%, 05/15/15 (e)	710	721
		36,337
Total U.S. Government & Agency Securities (Cost $42,304)		42,722

CMO - Private Mortgage-Backed Securities - 9.3%
Adjustable Rate (c)- 2.1%
MLCC Mortgage Investors
Series 2003-H, Cl A3A
4.920%, 01/25/29 (b) (f)	2,173	2,216
Series 2005-A, Cl A1
3.54%, 03/25/30	1,980	1,983
Thornburg Mortgage Securities Trust
Series 2005-2, Cl A1
3.550%, 07/25/45 (f)	1,950	1,950
		6,149
Fixed Rate - 7.2%
Bank of America Mortgage Securities
Series 2004-11, Cl 1A8
5.500%, 01/25/35	4,250	4,372
Citigroup Mortgage Loan Trust
Series 2005-WF1, Cl A2
4.490%, 02/25/35	2,000	2,003

Countrywide Alternative Loan Trust
Series 2004-24CB, Cl 2A1
5.000%, 11/25/19	2,903	2,914
GE Capital Commercial Mortgage Corporation
Series 2004-C1, Cl A2
3.915%, 11/10/38	3,000	2,941
GMAC Commercial Mortgage Securities
Series 2003-C3, Cl A2
4.223%, 04/10/40	3,000	3,000
GS Mortgage Securities Corporation II
Series 2004-GG2, Cl A6
5.396%, 08/10/38 (f)	1,250	1,329
Wells Fargo Mortgage Backed Securities Trust
Series 2004-8, Cl A1
5.000%, 08/25/19	3,987	3,917
		20,476
Total CMO - Private Mortgage-Backed Securities
(Cost $26,905)		26,625

Commercial Paper - 5.2%
Chesham Finance
3.200%, 07/14/05	5,000	4,994
Moat Funding
3.180%, 07/12/05	5,000	4,995
Thames Asset Global
3.150%, 07/14/05	5,000	4,995
Total Commercial Paper
(Cost $14,984)		14,984

CMO - U.S. Government Agency Mortgage-Backed Securities - 2.8%
Fixed Rate - 2.8%
FHLMC REMIC
Series 2893, Cl PB
5.000%, 12/15/27	3,000	3,061
FNMA REMIC
Series 2005-44, Cl PC
5.000%, 11/25/27	2,750	2,773
Series 2005-47, Cl HK
4.500%, 06/25/20	2,253	2,218
		8,052
Total CMO - U.S. Government Agency Mortgage-Backed Securities
(Cost $7,804)		8,052

U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill
2.810%, 08/04/05 (h)	425	$424

Total U.S. Treasury Obligation
(Cost $424)		424

	SHARES	VALUE (000)+
Affiliated Money Market Fund - 4.4%
First American Prime Obligations Fund, Cl Z (i)	12,447,129	$12,447
Total Affiliated Money Market Fund
(Cost $12,447)		12,447
Investments Purchased with Proceeds from
Securities Lending - 25.5%
(Cost $72,788) (j)		72,788
Total Investments - 138.4%
(Cost $392,956)		395,554
Other Assets and Liabilities, Net - (38.4)%		(109,830)
Total Net Assets - 100.0%		$285,724

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of these investments was $33,051,501 or 11.6% of total net assets.

(b)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(c)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(d)	Represents a foreign high yield (non-investment grade) bond. On June 30, 2005, the value of these investments was $368,400, which represents 0.1% of total net assets.

(e)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a market value of $71,328,435 at June 30, 2005.

(f)	Security is considered illiquid. As of June 30, 2005, the value of these investments was $7,119,373 or 2.5% of total net assets.

(g)	Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $52,535,964 or 18.4% of total net assets.

(h)	Security has been deposited as initial margin on open futures contracts. Rate shown is the rate in effect at June 30, 2005.

(i)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(j)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

Schedule of Open Futures Contracts

	Number of
	Contracts	Market Value		Unrealized
	Purchased	Covered By	Settlement	Appreciation
Description	(Sold)	Contracts (000)	Month	(Depreciation) (000)

U.S. Treasury 2 Year Futures	71	$14,746	September 05	$9
U.S. Treasury 5 Year Futures	(250)	(27,223)	September 05	(4)
U.S. Treasury 10 Year Futures	21	2,383	September 05	23
U.S. Treasury Long Bond Futures	(11)	(1,307)	September 05	(21)
British Pound Futures	61	6,810	September 05	(109)
Euro Currency Futures	29	4,400	September 05	(8)
				$(110)

Credit Default Swap Agreements outstanding at June 30, 2005:

					Notional	Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Amount	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

Citigroup	Dow Jones CDX
	IG EM3 Index	Sell	2.10%	6/20/2010	$9,000	$200

Citigroup	Dow Jones CDX
	IG Hvol4 Index	Sell	0.90%	6/20/2010	4,000	2

Deutsche Bank	Dow Jones CDX
	IG Hvol4 Index	Sell	0.90%	6/20/2010	3,500	24

						$226

Interest Rate Swap Agreements outstanding at June 30, 2005:

	Floating				Notional	Unrealized
	Rate	Pay/Receive	Fixed	Expiration	Amount	(Depreciation)
Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)

Citigroup	3-Month
	Libor	Pay	4.37%	6/20/2015	$11,300	$(23)
						$(23)

Schedule of INVESTMENTS June 30, 2005 (unaudited)

U.S. Government Mortgage Fund

DESCRIPTION	PAR (000)	VALUE (000)+

U.S. Government Agency Mortgage-Backed Securities - 84.3%
Adjustable Rate - 1.9% (a)
FNMA Pool
4.366%, 08/01/27, #545271	$2,388	$2,458
4.789%, 04/01/34, #775389 (b)	1,422	1,448
		3,906
Fixed Rate - 82.4%
FHLMC Gold Pool
8.500%, 03/01/06, #E00022	3	3
7.500%, 04/01/08, #E45929	17	18
7.000%, 07/01/11, #E20252	50	52
7.000%, 11/01/11, #E65619	4	5
7.500%, 09/01/12, #G10735	232	244
5.500%, 05/01/13, #G10814	261	268
6.000%, 10/01/13, #E72802	459	475
5.500%, 01/01/14, #E00617	1,365	1,404
7.000%, 09/01/14, #E00746	248	259
5.000%, 04/01/20, #B18125	4,737	4,792
6.000%, 03/01/21, #CP0428	622	643
6.000%, 09/01/22, #C90580	946	977
6.500%, 01/01/28, #G00876	632	656
6.500%, 11/01/28, #C00676	1,308	1,357
7.500%, 01/01/30, #C35768	111	119
6.500%, 03/01/31, #G01244	984	1,021
7.000%, 06/01/32, #C68248	445	469
5.000%, 09/01/33, #C01622	2,552	2,558
FNMA Pool
7.000%, 11/01/11, #250738	25	26
7.000%, 11/01/11, #349630	17	18
7.000%, 11/01/11, #351122	24	25
6.000%, 04/01/13, #425550	262	271
6.500%, 08/01/13, #251901	222	231
6.000%, 11/01/13, #556195	365	376
7.000%, 07/01/14, #252637	379	397
7.000%, 10/01/14, #252799	167	176
5.500%, 04/01/16, #580516	1,100	1,130
6.500%, 07/01/17, #254373	1,361	1,418
7.000%, 07/01/17, #254414	1,353	1,420
5.500%, 12/01/17, #673010	995	1,022
5.000%, 04/01/18, #685197	3,306	3,347
5.500%, 04/01/18, #695765	1,222	1,255
4.500%, 05/01/18, #254720	5,271	5,256
5.000%, 07/01/18, #555621	1,887	1,909
5.000%, 11/01/18, #750989	3,898	3,945
4.500%, 06/01/20, #828929 (b)	4,450	4,432
6.500%, 06/01/22, #254344	1,019	1,061
6.000%, 10/01/22, #254513	1,173	1,212
5.500%, 10/01/24, #255456	2,750	2,802
5.500%, 12/01/24, #357662	2,564	2,612
5.500%, 02/01/25, #255628 (b)	4,809	4,899
7.000%, 12/01/27, #313941	789	834
7.000%, 09/01/31, #596680	1,627	1,716
6.500%, 12/01/31, #254169	2,048	2,121
6.500%, 06/01/32, #596712	4,267	4,417
6.500%, 07/01/32, #545759	2,181	2,257
7.000%, 07/01/32, #545813	549	579
7.000%, 07/01/32, #545815 (b)	497	524
6.000%, 08/01/32, #656269	1,326	1,371
5.500%, 03/01/33, #689109 (b)	3,383	3,431
5.500%, 04/01/33, #703392 (b)	3,853	3,907
5.500%, 05/01/33, #704523	2,956	2,998
5.500%, 07/01/33, #726520 (b)	3,762	3,815
5.500%, 07/01/33, #728667 (b)	2,399	2,433
4.500%, 08/01/33, #555680	2,556	2,511
5.000%, 08/01/33, #736158	3,373	3,378
5.500%, 08/01/33, #728855	2,434	2,469
5.500%, 08/01/33, #733380 (b)	3,021	3,063
5.000%, 09/01/33, #734566	4,186	4,191
5.000%, 10/01/33, #747533 (b)	3,485	3,491
5.500%, 12/01/33, #756202 (b)	2,382	2,415
6.000%, 01/01/34, #763687	3,374	3,460

5.500%, 04/01/34, #774999	1,343	1,362
6.500%, 06/01/34, #735273 (b)	3,068	3,175
4.500%, 09/01/34, #725866	1,454	1,425
FNMA TBA
5.000%, 07/01/19 (c)	2,120	2,143
5.000%, 07/01/34 (c)	3,340	3,339
5.500%, 07/01/34 (c)	19,085	19,335
6.000%, 07/01/34 (c)	8,155	8,359
GNMA Pool
8.000%, 01/15/07, #315126	6	6
9.000%, 11/15/09, #359559	36	38
8.000%, 10/15/10, #414750	86	91
6.500%, 07/15/13, #462638	555	581
7.500%, 12/15/22, #347332	111	119
7.000%, 09/15/27, #455304	29	31
6.500%, 07/15/28, #780825	1,084	1,137
6.500%, 08/20/31, #3120	509	531
7.500%, 12/15/31, #570134	443	474
6.500%, 02/15/32, #569621	676	706
6.000%, 03/15/33, #603520	1,492	1,539
6.000%, 06/15/33, #553314 (b)	2,583	2,665
5.500%, 07/15/33, #553367 (b)	1,322	1,352
5.500%, 08/15/33, #604567 (b)	5,049	5,163
6.000%, 11/15/33, #612374 (b)	1,699	1,752
6.000%, 07/15/34, #631574 (b)	1,612	1,663
6.000%, 09/15/34, #633605 (b)	2,753	2,840
		169,767
Total U.S. Government Agency Mortgage-Backed Securities (Cost $173,034)		173,673

CMO - Private Mortgage-Backed Securities - 19.3%
Adjustable Rate - 0.6% (a)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Cl A1
4.842%, 02/25/33	1,148	1,171

Fixed Rate - 18.7%
Bank of America Mortgage Securities
Series 2004-11 Cl 1A8
5.500%, 01/25/35	980	1,008
Chase Mortgage Finance Corporation
Series 2003-S10, Cl A1
4.750%, 11/25/18	3,645	3,630
Countrywide Alternative Loan Trust
Series 2004-24CB, Cl 1A1
6.000%, 11/25/34	2,551	2,604
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Cl A7
6.500%, 01/25/35	2,362	2,440
Master Alternative Loans Trust
Series 2005-2, Cl 1A3
6.500%, 03/25/35	1,760	1,811
Master Asset Securitization Trust
Series 2003-6, Cl 3A1
5.000%, 07/25/18	1,275	1,275
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Cl 1A
6.296%, 11/25/34	2,587	2,656
Residential Asset Mortgage Products
Series 2003-SL1, Cl M1
7.318%, 04/25/31	2,874	3,038
Series 2004-SL4, Cl A3
6.500%, 07/25/32	2,792	2,881
Residential Funding Mortgage Securitization Trust
Series 2003-S8, Cl A1
5.000%, 05/25/18	3,349	3,366
Sequoia Mortgage Trust
Series 2004-5, Cl X1
0.800%, 06/20/34 (d)	86,003	936
Washington Mutual
Series 2003-S10, Cl A2
5.000%, 10/25/18	3,003	3,019
Series 2003-S13, Cl 21A1
4.500%, 12/25/18	2,504	2,488
Series 2004-S3, Cl 3A3
6.000%, 07/25/34	1,200	1,248
Washington Mutual MSC Mortgage
Series 2003-MS9, Cl CB1
7.442%, 04/25/33	1,697	1,786

Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Cl A1
4.750%, 12/25/18	4,413	4,400
		38,586
Total CMO - Private Mortgage-Backed Securities (Cost $39,786)		39,757

Asset-Backed Securities - 4.3%
Commercial - 1.2%
Bank of America Commercial Mortgage
Series 2005-1, Cl A3
4.877%, 11/10/42	2,500	2,559

Credit Cards - 2.4%
Chase Issuance Trust
Series 2005-A3, Cl A
3.240%, 10/17/11 (a)	5,000	5,009

Home Equity - 0.1%
GRMT Mortgage Loan Trust
Series 2001-1A, Cl M1
7.772%, 07/20/31 (f)	198	205

Manufactured Housing - 0.4%
Vanderbilt Mortgage Finance
Series 1999-B, Cl 1A4
6.545%, 04/07/18	855	865

Other - 0.2%
GRP/AG Real Estate Asset Trust
Series 2004-1, Cl A
3.960%, 03/25/09 (e)(f)(g)	331	332

Total Asset-Backed Securities (Cost $8,934)		8,970

CMO - U.S. Government Agency Mortgage-Backed Securities - 2.1%
Fixed Rate - 2.1%
FHLMC REMIC
Series 2382, Cl DA
5.500%, 10/15/30	524	531
FNMA REMIC
Series 2004-29, Cl WG
4.500%, 05/25/19	2,000	1,935
Series 2002-W1, Cl 2A
7.500%, 02/25/42	1,685	1,782
Total CMO - U.S. Government Agency Mortgage-Backed Securities (Cost $4,170)		4,248

U.S. Treasury Obligation - 0.0%
U.S. Treasury Bill
2.870%, 08/04/05 (h)	45	45
Total U.S. Treasury Obligation (Cost $45)		45

	SHARES	VALUE (000)+

Affiliated Money Market Fund - 3.3%
First American Government Obligations Fund, Cl Z (i)	6,802,648	6,803
Total Affiliated Money Market Fund (Cost $6,803)		6,803

Investments Purchased with Proceeds from Securities Lending - 26.1% (Cost $53,748) (j)		53,748

Total Investments - 139.4% (Cost $286,520)		287,244
Other Assets and Liabilities, Net - (39.4)%		(81,122)
Total Net Assets - 100.0%		$206,122

+

Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of June 30, 2005, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of June 30, 2005.

(b)	This security or a portion of this security is out on loan at June 30, 2005. Total loaned securities had a value of $52,501,720 at June 30, 2005.

(c) Security purchased on a when-issued basis. On June 30, 2005, the total cost of investments purchased on a when-issued basis was $33,160,986 or 16.1% of total net assets.

(d)

Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of June 30, 2005.

(e) Security considered illiquid. As of June 30, 2005, the value of this investment was $537,699 or 0.3% of total net assets.

(f)

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” This security has been determined to be liquid under the guidelines established by the fund’s board of directors. As of June 30, 2005, the value of this investment was $332,543 or 0.2% of total net assets.

(g) Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of June 30, 2005.

(h) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(i) Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

(j)

The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

Schedule of Open Futures Contracts

	Number of			Unrealized
	Contracts	Market Value		Appreciation
	Purchased	Covered By	Settlement	(Depreciation)
Description	(Sold)	Contracts (000)	Month	(000)

U.S. Treasury 2 year Futures	(72)	$(7,477)	Sept. 05	(5)
U.S. Treasury 5 year Futures	(8)	(871)	Sept. 05	—
U.S. Treasury 10 year Futures	5	567	Sept. 05	5
				$—

Interest Rate Swap Agreement outstanding at June 30, 2005

	Floating				Notional	Unrealized
	Rate	Pay/Receive		Expiration	Amount	Depreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

Citigroup	3-Month
	Libor	Receive	4.37%	6/13/15	2,500	$(5)
						$(5)

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: August 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: August 29, 2005